Schedule of Investments(a)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-91.08%
Aerospace & Defense-0.27%
General Dynamics Corp., 2.38%, 11/15/2024	$8,761,000	$ 8,634,517
Air Freight & Logistics-0.29%
United Parcel Service, Inc., 2.80%, 11/15/2024	9,537,000	9,423,365
Automobile Components-0.36%
Magna International, Inc. (Canada), 3.63%, 06/15/2024	11,627,000	11,615,638
Automobiles-4.78%
American Honda Finance Corp.
2.40%, 06/27/2024	7,970,000	7,953,933
0.55%, 07/12/2024	14,218,000	14,141,084
0.75%, 08/09/2024	19,065,000	18,902,548
2.15%, 09/10/2024	11,601,000	11,492,379
Ford Motor Credit Co. LLC, 4.06%, 11/01/2024	25,045,000	24,843,889
PACCAR Financial Corp., 3.15%, 06/13/2024	7,750,000	7,745,158
Toyota Motor Corp. (Japan), 2.36%, 07/02/2024	7,970,000	7,950,480
Toyota Motor Credit Corp.
0.50%, 06/18/2024	13,175,000	13,147,365
0.63%, 09/13/2024	15,798,000	15,579,128
4.40%, 09/20/2024	23,241,000	23,155,859
2.00%, 10/07/2024(b)	9,533,000	9,424,848
		154,336,671
Banks-19.38%
Bank of America Corp., 4.20%, 08/26/2024	56,997,000	56,785,049
Bank of Montreal (Canada)
5.20%, 12/12/2024	19,000,000	18,964,643
Series H, 4.25%, 09/14/2024(b)	28,502,000	28,387,390
Bank of Nova Scotia (The) (Canada), 5.25%, 12/06/2024	15,699,000	15,667,292
BNP Paribas S.A. (France), 4.25%, 10/15/2024	15,951,000	15,839,631
Canadian Imperial Bank of Commerce (Canada), 1.00%, 10/18/2024(b)	10,360,800	10,182,634
Citigroup, Inc.
3.75%, 06/16/2024	9,662,000	9,654,366
4.00%, 08/05/2024	14,249,000	14,198,352
Cooperatieve Rabobank U.A. (Netherlands), 3.88%, 08/22/2024(b)	15,500,000	15,442,169
HSBC USA, Inc., 3.50%, 06/23/2024	11,621,000	11,606,618
JPMorgan Chase & Co., 3.88%, 09/10/2024	56,993,000	56,700,543
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024	15,943,000	15,840,774
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	15,951,000	15,895,535
National Bank of Canada (Canada), 0.75%, 08/06/2024	7,970,000	7,901,277
PNC Bank N.A.
2.50%, 08/27/2024	9,565,000	9,491,053
3.30%, 10/30/2024(b)	7,975,000	7,901,807
PNC Financial Services Group, Inc. (The), 2.20%, 11/01/2024	11,142,000	10,985,377
	Principal Amount	Value
Banks-(continued)
Royal Bank of Canada (Canada)
3.97%, 07/26/2024	$23,924,000	$23,868,031
0.65%, 07/29/2024(b)	13,553,000	13,449,754
5.66%, 10/25/2024(b)	18,339,000	18,336,376
Sumitomo Mitsui Banking Corp. (Japan), 3.40%, 07/11/2024	7,733,000	7,713,822
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.70%, 07/16/2024	33,566,000	33,447,210
2.45%, 09/27/2024	15,944,000	15,785,223
Toronto-Dominion Bank (The) (Canada)
4.29%, 09/13/2024	23,159,000	23,069,998
1.25%, 12/13/2024(b)	7,969,000	7,793,264
Truist Bank, 2.15%, 12/06/2024	23,744,000	23,322,130
Truist Financial Corp., 2.85%, 10/26/2024(b)	18,999,000	18,783,825
U.S. Bancorp, 3.60%, 09/11/2024(b)	15,944,000	15,851,278
UBS AG (Switzerland)
4.75%, 08/09/2024	17,832,000	17,797,074
3.63%, 09/09/2024	43,516,000	43,274,159
Wells Fargo & Co., 3.30%, 09/09/2024(b)	42,745,000	42,476,519
		626,413,173
Beverages-0.93%
Coca-Cola Co. (The), 1.75%, 09/06/2024(b)	19,064,000	18,889,241
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024	11,441,000	11,295,275
		30,184,516
Biotechnology-2.18%
AbbVie, Inc., 2.60%, 11/21/2024	71,299,000	70,308,846
Broadline Retail-2.92%
Amazon.com, Inc.
2.80%, 08/22/2024	32,779,000	32,584,133
4.70%, 11/29/2024(b)	23,835,000	23,764,535
3.80%, 12/05/2024	23,838,000	23,654,261
eBay, Inc., 3.45%, 08/01/2024(b)	14,302,000	14,251,156
		94,254,085
Capital Markets-6.36%
Ameriprise Financial, Inc., 3.70%, 10/15/2024(b)	8,754,000	8,691,939
Bank of New York Mellon Corp. (The)
3.25%, 09/11/2024(b)	7,971,000	7,920,616
2.10%, 10/24/2024(b)	15,942,000	15,727,022
Series J, 0.85%, 10/25/2024	11,166,000	10,960,890
FS KKR Capital Corp., 1.65%, 10/12/2024(b)	7,876,000	7,747,475
Goldman Sachs Group, Inc. (The)
3.85%, 07/08/2024	42,746,000	42,662,609
5.70%, 11/01/2024	31,694,000	31,697,401
Morgan Stanley, 3.70%, 10/23/2024	56,995,000	56,568,071
State Street Corp., 3.30%, 12/16/2024	15,949,000	15,766,448
Stifel Financial Corp., 4.25%, 07/18/2024	7,920,000	7,903,752
		205,646,223
Chemicals-1.04%
Celanese US Holdings LLC, 5.90%, 07/05/2024	8,321,000	8,319,693
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
Nutrien Ltd. (Canada), 5.90%, 11/07/2024	$8,005,000	$ 8,011,081
Sherwin-Williams Co. (The)
3.13%, 06/01/2024	7,750,000	7,750,000
4.05%, 08/08/2024	9,540,000	9,510,433
		33,591,207
Construction & Engineering-0.24%
Quanta Services, Inc., 0.95%, 10/01/2024(b)	7,970,000	7,840,386
Consumer Finance-3.51%
Ally Financial, Inc., 5.13%, 09/30/2024	11,161,000	11,135,086
American Express Co.
3.00%, 10/30/2024(b)	26,000,000	25,724,519
3.63%, 12/05/2024(b)	9,566,000	9,470,353
Discover Bank, 2.45%, 09/12/2024	11,955,000	11,842,854
Discover Financial Services, 3.95%, 11/06/2024	7,971,000	7,902,969
General Motors Financial Co., Inc.
1.20%, 10/15/2024	16,205,000	15,940,428
3.50%, 11/07/2024	12,281,000	12,160,074
Synchrony Financial, 4.25%, 08/15/2024	19,299,000	19,232,035
		113,408,318
Consumer Staples Distribution & Retail-1.84%
Dollar General Corp., 4.25%, 09/20/2024(b)	11,847,000	11,790,763
Target Corp., 3.50%, 07/01/2024	15,798,000	15,771,842
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	22,062,000	21,835,835
Walmart, Inc., 2.65%, 12/15/2024(b)	10,052,000	9,910,961
		59,309,401
Diversified Telecommunication Services-0.68%
Verizon Communications, Inc., 3.50%, 11/01/2024	22,148,000	21,954,455
Electric Utilities-3.07%
Avangrid, Inc., 3.15%, 12/01/2024	11,440,000	11,288,048
Edison International, 3.55%, 11/15/2024(b)	9,532,000	9,435,146
Entergy Louisiana LLC, 0.95%, 10/01/2024	15,793,000	15,548,343
Evergy, Inc., 2.45%, 09/15/2024	12,402,000	12,284,978
Eversource Energy, 4.20%, 06/27/2024	13,950,000	13,934,479
Florida Power & Light Co., 3.25%, 06/01/2024	7,752,000	7,752,000
Interstate Power and Light Co., 3.25%, 12/01/2024	7,956,000	7,860,109
MidAmerican Energy Co., 3.50%, 10/15/2024	9,530,000	9,450,739
NextEra Energy Capital Holdings, Inc., 4.20%, 06/20/2024	11,632,000	11,623,009
		99,176,851
Electronic Equipment, Instruments & Components-1.17%
Arrow Electronics, Inc., 3.25%, 09/08/2024	7,975,000	7,919,984
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	9,164,000	9,154,075
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Keysight Technologies, Inc., 4.55%, 10/30/2024	$9,570,000	$ 9,514,445
TD SYNNEX Corp., 1.25%, 08/09/2024	11,160,000	11,064,065
		37,652,569
Entertainment-0.71%
Walt Disney Co. (The), 1.75%, 08/30/2024	23,162,000	22,945,536
Financial Services-3.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.65%, 10/29/2024	42,863,000	42,145,092
Series 3NC1, 1.75%, 10/29/2024	10,170,000	10,006,464
Fiserv, Inc., 2.75%, 07/01/2024	34,772,000	34,690,875
Global Payments, Inc., 1.50%, 11/15/2024	9,530,000	9,353,278
ORIX Corp. (Japan), 3.25%, 12/04/2024	11,162,000	11,021,148
PayPal Holdings, Inc., 2.40%, 10/01/2024	20,150,000	19,938,908
		127,155,765
Food Products-1.54%
Hormel Foods Corp., 0.65%, 06/03/2024	14,804,000	14,804,000
McCormick & Co., Inc., 3.15%, 08/15/2024	11,161,000	11,102,796
Tyson Foods, Inc., 3.95%, 08/15/2024	23,840,000	23,751,047
		49,657,843
Gas Utilities-0.64%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	11,442,000	11,284,567
Southern California Gas Co., 3.15%, 09/15/2024	9,533,000	9,458,406
		20,742,973
Ground Transportation-1.60%
Burlington Northern Santa Fe LLC, 3.40%, 09/01/2024	13,348,000	13,274,888
Canadian Pacific Railway Co. (Canada), 1.35%, 12/02/2024	28,606,000	28,013,253
CSX Corp., 3.40%, 08/01/2024	10,490,000	10,452,083
		51,740,224
Health Care Equipment & Supplies-2.62%
Baxter International, Inc., 1.32%, 11/29/2024	26,406,000	25,840,403
Becton, Dickinson and Co.
3.36%, 06/06/2024	15,469,000	15,465,680
3.73%, 12/15/2024(b)	16,686,000	16,525,293
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024	11,157,000	10,998,659
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	16,209,000	15,877,562
		84,707,597
Health Care Providers & Services-3.37%
Aetna, Inc., 3.50%, 11/15/2024	14,304,000	14,161,645
Cardinal Health, Inc., 3.08%, 06/15/2024	11,748,000	11,735,684
CommonSpirit Health, 2.76%, 10/01/2024	12,278,000	12,152,151

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
CVS Health Corp., 3.38%, 08/12/2024	$12,392,000	$ 12,335,783
Elevance Health, Inc.
3.50%, 08/15/2024	12,631,000	12,577,874
3.35%, 12/01/2024	16,204,000	16,026,017
Humana, Inc., 3.85%, 10/01/2024	9,127,000	9,068,948
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	11,441,000	11,371,131
UnitedHealth Group, Inc., 5.00%, 10/15/2024	9,537,000	9,524,353
		108,953,586
Hotels, Restaurants & Leisure-0.70%
Hyatt Hotels Corp., 1.80%, 10/01/2024	14,227,000	14,034,810
McDonald’s Corp., 3.25%, 06/10/2024	8,522,000	8,517,747
		22,552,557
Household Durables-0.29%
D.R. Horton, Inc., 2.50%, 10/15/2024(b)	9,530,000	9,425,897
Insurance-0.82%
Aon Global Ltd., 3.50%, 06/14/2024	9,297,000	9,288,606
Brown & Brown, Inc., 4.20%, 09/15/2024	7,975,000	7,937,830
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	9,301,000	9,301,000
		26,527,436
Leisure Products-0.29%
Hasbro, Inc., 3.00%, 11/19/2024	9,535,000	9,417,549
Life Sciences Tools & Services-1.60%
Revvity, Inc., 0.85%, 09/15/2024(b)	11,028,000	10,870,490
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	41,355,000	40,689,356
		51,559,846
Machinery-3.96%
Caterpillar Financial Services Corp.
0.60%, 09/13/2024	14,302,000	14,108,848
2.15%, 11/08/2024	19,066,000	18,791,375
3.25%, 12/01/2024(b)	11,914,000	11,793,903
John Deere Capital Corp.
0.45%, 06/07/2024	9,300,000	9,290,121
3.35%, 06/12/2024	7,976,000	7,970,839
2.65%, 06/24/2024	9,570,000	9,554,579
0.63%, 09/10/2024	9,539,000	9,418,104
4.55%, 10/11/2024	9,568,000	9,535,695
Parker-Hannifin Corp.
3.65%, 06/15/2024	22,151,000	22,126,273
3.30%, 11/21/2024	7,733,000	7,649,763
Trane Technologies Financing Ltd., 3.55%, 11/01/2024(b)	7,970,000	7,899,340
		128,138,840
Media-0.80%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	11,656,000	11,554,765
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	14,299,000	14,213,988
		25,768,753
Metals & Mining-0.43%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024(b)	13,931,000	13,866,430
	Principal Amount	Value
Multi-Utilities-0.29%
Black Hills Corp., 1.04%, 08/23/2024	$9,563,000	$ 9,462,556
Oil, Gas & Consumable Fuels-5.44%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	9,389,000	9,345,504
Chevron USA, Inc., 3.90%, 11/15/2024	11,920,000	11,843,023
Continental Resources, Inc., 3.80%, 06/01/2024	14,110,000	14,110,000
Enbridge, Inc. (Canada), 3.50%, 06/10/2024(b)	7,751,000	7,746,165
Exxon Mobil Corp., 2.02%, 08/16/2024	15,796,000	15,694,656
Kinder Morgan Energy Partners L.P., 4.25%, 09/01/2024	10,269,000	10,228,745
Marathon Petroleum Corp., 3.63%, 09/15/2024	11,860,000	11,779,725
MPLX L.P., 4.88%, 12/01/2024	21,910,000	21,832,765
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	13,960,000	13,831,791
Shell International Finance B.V., 2.00%, 11/07/2024	20,664,000	20,357,017
TransCanada PipeLines Ltd. (Canada), 1.00%, 10/12/2024	19,740,000	19,403,443
Williams Cos., Inc. (The), 4.55%, 06/24/2024	19,742,000	19,724,390
		175,897,224
Passenger Airlines-0.53%
Delta Air Lines, Inc., 2.90%, 10/28/2024(b)	17,160,000	16,978,360
Personal Care Products-0.53%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024(b)	9,539,000	9,375,414
Unilever Capital Corp. (United Kingdom), 0.63%, 08/12/2024	7,970,000	7,895,498
		17,270,912
Professional Services-0.44%
Equifax, Inc., 2.60%, 12/01/2024(b)	14,301,000	14,086,058
Retail REITs-1.02%
Simon Property Group L.P.
2.00%, 09/13/2024	19,073,000	18,881,579
3.38%, 10/01/2024	14,218,000	14,111,918
		32,993,497
Semiconductors & Semiconductor Equipment-1.38%
Intel Corp., 2.70%, 06/17/2024(b)	590,000	589,131
KLA Corp., 4.65%, 11/01/2024	12,302,700	12,259,656
NVIDIA Corp., 0.58%, 06/14/2024	19,930,000	19,880,079
Xilinx, Inc., 2.95%, 06/01/2024	11,960,000	11,960,000
		44,688,866
Software-3.60%
Oracle Corp.
3.40%, 07/08/2024	32,965,000	32,888,859
2.95%, 11/15/2024	38,137,000	37,672,605
Roper Technologies, Inc., 2.35%, 09/15/2024(b)	9,530,000	9,442,824
Salesforce, Inc., 0.63%, 07/15/2024	16,637,000	16,541,457
VMware LLC, 1.00%, 08/15/2024	19,929,000	19,733,523
		116,279,268
Specialized REITs-0.36%
Crown Castle, Inc., 3.20%, 09/01/2024	11,850,000	11,773,073

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Specialty Retail-0.49%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	$15,878,000	$ 15,846,126
Technology Hardware, Storage & Peripherals-1.35%
Apple, Inc., 1.80%, 09/11/2024	14,300,000	14,161,461
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	29,554,000	29,560,960
		43,722,421
Tobacco-1.47%
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024(b)	19,065,000	18,912,506
Philip Morris International, Inc.
3.25%, 11/10/2024(b)	12,477,000	12,353,674
5.13%, 11/15/2024(b)	16,253,000	16,226,406
		47,492,586
Trading Companies & Distributors-0.58%
Air Lease Corp.
0.80%, 08/18/2024	9,474,000	9,370,963
4.25%, 09/15/2024	9,538,000	9,493,906
		18,864,869
Wireless Telecommunication Services-1.28%
Sprint LLC, 7.13%, 06/15/2024	41,490,000	41,523,856
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,957,175,473)		2,943,790,725
	Shares	Value
Money Market Funds-10.65%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $344,210,664)	344,210,664	$ 344,210,664
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.73% (Cost $3,301,386,137)		3,288,001,389
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.45%
Invesco Private Government Fund, 5.30%(c)(d)(e)	12,200,820	12,200,820
Invesco Private Prime Fund, 5.48%(c)(d)(e)	34,804,848	34,815,289
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,017,949)		47,016,109
TOTAL INVESTMENTS IN SECURITIES-103.18% (Cost $3,348,404,086)		3,335,017,498
OTHER ASSETS LESS LIABILITIES-(3.18)%		(102,879,492)
NET ASSETS-100.00%		$3,232,138,006

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,589,150	$1,463,330,479	$(1,135,708,965)	$-	$-	$344,210,664	$4,553,679
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	48,524,883	220,598,715	(256,922,778)	-	-	12,200,820	1,457,323*
Invesco Private Prime Fund	124,841,911	433,141,810	(523,232,123)	(5,073)	68,764	34,815,289	3,945,295*
Total	$189,955,944	$2,117,071,004	$(1,915,863,866)	$(5,073)	$68,764	$391,226,773	$9,956,297

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2024
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.78%
Aerospace & Defense-2.26%
Boeing Co. (The), 4.88%, 05/01/2025	$29,793,000	$ 29,481,674
General Dynamics Corp.
3.25%, 04/01/2025	6,359,000	6,247,552
3.50%, 05/15/2025(b)	6,360,000	6,251,701
Howmet Aerospace, Inc., 6.88%, 05/01/2025	5,089,000	5,140,989
L3Harris Technologies, Inc., 3.83%, 04/27/2025	5,087,000	5,008,258
Lockheed Martin Corp., 4.95%, 10/15/2025	4,250,000	4,239,538
Northrop Grumman Corp., 2.93%, 01/15/2025	12,731,000	12,527,197
Precision Castparts Corp., 3.25%, 06/15/2025	7,218,000	7,073,451
RTX Corp., 3.95%, 08/16/2025	12,744,000	12,521,063
		88,491,423
Air Freight & Logistics-0.21%
United Parcel Service, Inc., 3.90%, 04/01/2025	8,487,000	8,381,355
Automobile Components-0.14%
Magna International, Inc. (Canada), 4.15%, 10/01/2025	5,503,000	5,405,964
Automobiles-5.56%
American Honda Finance Corp.
1.50%, 01/13/2025	9,334,000	9,107,913
5.00%, 05/23/2025	6,357,000	6,330,463
1.20%, 07/08/2025	6,358,000	6,074,771
1.00%, 09/10/2025	6,351,000	6,008,381
5.80%, 10/03/2025	8,049,000	8,098,379
Series A, 4.60%, 04/17/2025(b)	6,772,000	6,722,925
Ford Motor Credit Co. LLC
2.30%, 02/10/2025(b)	10,600,000	10,340,270
4.69%, 06/09/2025	5,095,000	5,041,211
5.13%, 06/16/2025	14,860,000	14,752,129
4.13%, 08/04/2025	11,920,000	11,687,092
3.38%, 11/13/2025	17,833,000	17,223,811
General Motors Co.
4.00%, 04/01/2025	4,240,000	4,180,192
6.13%, 10/01/2025	17,000,000	17,087,543
Honda Motor Co. Ltd. (Japan), 2.27%, 03/10/2025(b)	8,481,000	8,277,304
PACCAR Financial Corp., 3.55%, 08/11/2025(b)	5,091,000	4,997,330
Toyota Motor Credit Corp.
4.80%, 01/10/2025	10,180,000	10,138,658
1.45%, 01/13/2025	9,757,000	9,518,589
1.80%, 02/13/2025(b)	11,880,000	11,582,186
3.00%, 04/01/2025	10,620,000	10,412,607
3.40%, 04/14/2025(b)	4,243,000	4,174,287
3.95%, 06/30/2025	11,042,000	10,892,243
3.65%, 08/18/2025(b)	6,345,000	6,223,951
5.60%, 09/11/2025	5,093,000	5,114,867
0.80%, 10/16/2025	8,481,000	7,990,010
5.40%, 11/10/2025	5,520,000	5,533,826
		217,510,938
	Principal Amount	Value
Banks-20.19%
Banco Santander S.A. (Spain)
3.50%, 03/24/2025(b)	$10,617,000	$10,444,022
2.75%, 05/28/2025	12,770,000	12,405,750
5.15%, 08/18/2025	14,896,000	14,771,649
Bank of America Corp.
4.00%, 01/22/2025	21,285,000	21,057,828
3.88%, 08/01/2025	15,227,000	14,970,404
Series L, 3.95%, 04/21/2025	21,280,000	20,960,387
Bank of America N.A., 5.65%, 08/18/2025(b)	16,984,000	17,055,636
Bank of Montreal (Canada)
1.50%, 01/10/2025(b)	11,494,000	11,218,120
3.70%, 06/07/2025	11,038,000	10,839,348
5.92%, 09/25/2025(b)	10,192,000	10,252,719
Bank of Nova Scotia (The) (Canada)
1.45%, 01/10/2025(b)	11,494,000	11,209,162
3.45%, 04/11/2025(b)	14,901,000	14,639,268
5.45%, 06/12/2025	13,798,000	13,785,304
Canadian Imperial Bank of Commerce (Canada)
3.30%, 04/07/2025	11,494,000	11,285,661
5.14%, 04/28/2025	10,620,000	10,583,503
3.95%, 08/04/2025	11,491,000	11,295,131
Citibank N.A., 5.86%, 09/29/2025	14,860,000	14,964,257
Citigroup, Inc.
3.88%, 03/26/2025	8,494,000	8,368,247
3.30%, 04/27/2025(b)	12,769,000	12,522,887
4.40%, 06/10/2025(b)	21,283,000	21,014,853
5.50%, 09/13/2025(b)	12,084,000	12,076,647
Citizens Bank N.A., 2.25%, 04/28/2025(b)	6,363,000	6,164,307
Cooperatieve Rabobank U.A. (Netherlands)
1.38%, 01/10/2025	8,510,000	8,297,818
5.00%, 01/13/2025(b)	8,510,000	8,486,161
5.50%, 07/18/2025	7,223,000	7,234,597
4.38%, 08/04/2025	12,740,000	12,522,385
Fifth Third Bancorp, 2.38%, 01/28/2025	6,365,000	6,226,043
Fifth Third Bank N.A., 3.95%, 07/28/2025(b)	6,366,000	6,244,597
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	12,735,000	12,488,848
HSBC USA, Inc., 5.63%, 03/17/2025	10,644,000	10,649,387
Huntington Bancshares, Inc., 4.00%, 05/15/2025	3,961,000	3,898,028
JPMorgan Chase & Co.
3.13%, 01/23/2025(b)	21,279,000	20,970,207
3.90%, 07/15/2025	21,282,000	20,928,403
KeyBank N.A.
3.30%, 06/01/2025(b)	6,360,000	6,193,216
4.15%, 08/08/2025(b)	10,613,000	10,386,739
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	11,275,000	11,069,847
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	4,237,000	4,217,188
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	22,134,000	21,596,567
3.78%, 03/02/2025	6,365,000	6,277,525
1.41%, 07/17/2025(b)	14,866,000	14,205,672
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Morgan Stanley Bank N.A., 5.48%, 07/16/2025	$10,170,000	$ 10,182,084
National Bank of Canada (Canada), 5.25%, 01/17/2025	8,940,000	8,915,909
PNC Bank N.A., 3.25%, 06/01/2025	8,488,000	8,303,058
Regions Financial Corp., 2.25%, 05/18/2025	6,367,000	6,159,142
Royal Bank of Canada (Canada)
1.60%, 01/21/2025(b)	8,479,000	8,271,033
3.38%, 04/14/2025(b)	11,888,000	11,672,100
4.95%, 04/25/2025(b)	13,592,000	13,523,883
Santander Holdings USA, Inc.
3.45%, 06/02/2025	8,480,000	8,280,369
4.50%, 07/17/2025	9,362,000	9,210,717
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	4,230,000	4,148,618
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025	10,600,000	10,388,879
1.47%, 07/08/2025	20,006,000	19,148,439
Toronto-Dominion Bank (The) (Canada)
1.45%, 01/10/2025(b)	6,772,000	6,608,884
3.77%, 06/06/2025(b)	14,011,000	13,773,006
Truist Bank
1.50%, 03/10/2025	10,601,000	10,261,422
3.63%, 09/16/2025	10,614,000	10,338,096
Truist Financial Corp.
4.00%, 05/01/2025	7,207,000	7,101,726
3.70%, 06/05/2025	8,495,000	8,332,129
1.20%, 08/05/2025	6,367,000	6,050,188
U.S. Bancorp, 1.45%, 05/12/2025	12,740,000	12,272,164
U.S. Bank N.A., 2.05%, 01/21/2025(b)	8,495,000	8,308,655
UBS AG (Switzerland)
7.95%, 01/09/2025	10,620,000	10,755,909
3.70%, 02/21/2025	16,407,000	16,175,436
2.95%, 04/09/2025	10,435,000	10,200,002
5.80%, 09/11/2025	8,475,000	8,510,748
Wells Fargo & Co.
3.00%, 02/19/2025	21,282,000	20,890,227
3.55%, 09/29/2025	21,277,000	20,753,036
Wells Fargo Bank N.A., 5.55%, 08/01/2025	16,990,000	17,028,220
		789,342,397
Beverages-1.22%
Diageo Capital PLC (United Kingdom)
1.38%, 09/29/2025	6,360,000	6,039,679
5.20%, 10/24/2025	4,250,000	4,244,260
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	4,240,000	4,120,589
PepsiCo, Inc.
2.25%, 03/19/2025(b)	12,728,000	12,425,907
2.75%, 04/30/2025(b)	8,480,000	8,291,578
3.50%, 07/17/2025(b)	5,921,000	5,808,728
5.25%, 11/10/2025	6,790,000	6,810,797
		47,741,538
Biotechnology-2.48%
AbbVie, Inc., 3.60%, 05/14/2025(b)	31,924,000	31,377,895
	Principal Amount	Value
Biotechnology-(continued)
Amgen, Inc.
1.90%, 02/21/2025	$4,244,000	$4,131,297
5.25%, 03/02/2025(b)	16,985,000	16,946,472
3.13%, 05/01/2025(b)	8,480,000	8,298,369
Baxalta, Inc., 4.00%, 06/23/2025	6,800,000	6,694,875
Biogen, Inc., 4.05%, 09/15/2025	14,901,000	14,638,893
Gilead Sciences, Inc., 3.50%, 02/01/2025	14,898,000	14,697,520
		96,785,321
Broadline Retail-1.21%
Amazon.com, Inc.
3.00%, 04/13/2025	12,740,000	12,498,459
0.80%, 06/03/2025(b)	10,605,000	10,151,327
4.60%, 12/01/2025(b)	10,616,000	10,551,279
5.20%, 12/03/2025	7,391,000	7,403,855
eBay, Inc., 1.90%, 03/11/2025(b)	6,790,000	6,610,657
		47,215,577
Building Products-0.32%
Carrier Global Corp., 5.80%, 11/30/2025	8,480,000	8,521,142
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025	4,251,000	4,175,991
		12,697,133
Capital Markets-7.07%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	4,300,000	4,210,848
Ares Capital Corp.
4.25%, 03/01/2025(b)	5,090,000	5,021,578
3.25%, 07/15/2025	10,601,000	10,273,427
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025(b)	10,596,000	10,242,009
3.35%, 04/25/2025	3,890,000	3,816,673
Series G, 3.00%, 02/24/2025(b)	6,383,000	6,271,257
Blue Owl Capital Corp., 3.75%, 07/22/2025	4,242,000	4,123,997
Brookfield Corp. (Canada), 4.00%, 01/15/2025	4,250,000	4,207,998
Charles Schwab Corp. (The)
4.20%, 03/24/2025	5,098,000	5,043,917
3.85%, 05/21/2025(b)	6,345,000	6,247,843
CME Group, Inc., 3.00%, 03/15/2025(b)	6,360,000	6,245,537
Deutsche Bank AG (Germany)
4.50%, 04/01/2025(b)	12,767,000	12,602,321
4.16%, 05/13/2025(b)	4,240,000	4,187,239
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	21,280,000	20,992,728
3.50%, 04/01/2025	29,791,000	29,279,210
3.75%, 05/22/2025	19,152,000	18,824,859
4.25%, 10/21/2025(b)	17,025,000	16,726,352
Moody’s Corp., 3.75%, 03/24/2025	5,938,000	5,855,314
Morgan Stanley
4.00%, 07/23/2025	25,538,000	25,130,139
5.00%, 11/24/2025	17,022,000	16,893,572
Nasdaq, Inc., 5.65%, 06/28/2025	4,250,000	4,251,873
Nomura Holdings, Inc. (Japan)
5.10%, 07/03/2025	6,768,000	6,717,298
1.85%, 07/16/2025	12,770,000	12,224,898
Northern Trust Corp., 3.95%, 10/30/2025	6,360,000	6,237,154

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp., 3.55%, 08/18/2025(b)	$11,065,000	$ 10,856,045
UBS Group AG (Switzerland), 3.75%, 03/26/2025	20,304,000	19,992,234
		276,476,320
Chemicals-0.92%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	4,653,000	4,427,580
Celanese US Holdings LLC, 6.05%, 03/15/2025	8,484,000	8,492,581
Eastman Chemical Co., 3.80%, 03/15/2025	5,938,000	5,858,133
EIDP, Inc., 1.70%, 07/15/2025	4,231,000	4,061,768
Linde, Inc., 4.70%, 12/05/2025	5,094,000	5,064,864
LYB International Finance III LLC, 1.25%, 10/01/2025	4,162,000	3,926,018
Nutrien Ltd. (Canada), 5.95%, 11/07/2025	4,225,000	4,249,113
		36,080,057
Commercial Services & Supplies-0.30%
Republic Services, Inc., 3.20%, 03/15/2025(b)	4,225,000	4,152,166
Waste Management, Inc.
3.13%, 03/01/2025(b)	3,575,000	3,514,021
0.75%, 11/15/2025	4,240,000	3,975,574
		11,641,761
Communications Equipment-0.11%
Cisco Systems, Inc., 3.50%, 06/15/2025	4,250,000	4,177,404
Consumer Finance-4.16%
Ally Financial, Inc.
4.63%, 03/30/2025	4,230,000	4,190,222
5.80%, 05/01/2025(b)	6,371,000	6,368,067
5.75%, 11/20/2025(b)	8,901,000	8,864,278
American Express Co.
2.25%, 03/04/2025(b)	14,892,000	14,533,054
3.95%, 08/01/2025	19,157,000	18,839,583
Capital One Financial Corp.
3.20%, 02/05/2025	8,496,000	8,353,787
4.25%, 04/30/2025	6,360,000	6,279,803
4.20%, 10/29/2025(b)	12,741,000	12,488,924
Discover Financial Services, 3.75%, 03/04/2025	4,247,000	4,185,199
General Motors Financial Co., Inc.
4.00%, 01/15/2025	8,490,000	8,402,641
2.90%, 02/26/2025	10,602,000	10,386,594
3.80%, 04/07/2025(b)	9,328,000	9,177,754
4.35%, 04/09/2025	8,483,000	8,386,488
2.75%, 06/20/2025	10,612,000	10,293,875
4.30%, 07/13/2025	6,796,000	6,696,859
6.05%, 10/10/2025	10,614,000	10,670,410
Synchrony Financial
4.88%, 06/13/2025	6,367,000	6,295,738
4.50%, 07/23/2025	8,478,000	8,322,832
		162,736,108
Consumer Staples Distribution & Retail-1.36%
Dollar General Corp., 4.15%, 11/01/2025	4,245,000	4,161,999
Dollar Tree, Inc., 4.00%, 05/15/2025(b)	8,475,000	8,355,469
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Sysco Corp., 3.75%, 10/01/2025	$6,374,000	$ 6,228,523
Target Corp., 2.25%, 04/15/2025	12,744,000	12,418,426
Walmart, Inc.
3.55%, 06/26/2025	7,420,000	7,291,592
3.90%, 09/09/2025(b)	14,901,000	14,690,680
		53,146,689
Containers & Packaging-0.23%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025(b)	4,235,000	4,165,646
WRKCo, Inc., 3.75%, 03/15/2025(b)	5,069,000	4,990,349
		9,155,995
Distributors-0.11%
Genuine Parts Co., 1.75%, 02/01/2025	4,240,000	4,130,929
Diversified Consumer Services-0.10%
Yale University, Series 2020, 0.87%, 04/15/2025	4,225,000	4,049,548
Diversified REITs-0.11%
VICI Properties L.P., 4.38%, 05/15/2025(b)	4,241,000	4,185,143
Diversified Telecommunication Services-0.57%
Verizon Communications, Inc.
3.38%, 02/15/2025	11,290,299	11,118,040
0.85%, 11/20/2025(b)	11,956,000	11,208,093
		22,326,133
Electric Utilities-2.85%
Avangrid, Inc., 3.20%, 04/15/2025(b)	6,366,000	6,229,092
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	10,564,000	10,435,210
Constellation Energy Generation LLC, 3.25%, 06/01/2025	7,645,000	7,471,396
Duke Energy Corp.
0.90%, 09/15/2025	5,511,000	5,198,162
5.00%, 12/08/2025	4,250,000	4,224,830
Duke Energy Progress LLC, 3.25%, 08/15/2025	4,226,000	4,124,296
Entergy Corp., 0.90%, 09/15/2025	6,767,000	6,377,536
Exelon Corp., 3.95%, 06/15/2025	6,846,000	6,730,359
Florida Power & Light Co.
2.85%, 04/01/2025	9,331,000	9,144,784
3.13%, 12/01/2025	5,096,000	4,942,382
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	4,240,000	4,164,430
1.88%, 02/07/2025	5,085,000	4,963,508
5.45%, 10/30/2025	4,250,000	4,248,810
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/2025(b)	8,478,000	8,395,413
Pacific Gas and Electric Co., 3.45%, 07/01/2025	7,408,769	7,236,213
Pinnacle West Capital Corp., 1.30%, 06/15/2025	4,233,000	4,037,181
Southern Co. (The), 5.15%, 10/06/2025	4,230,000	4,215,942
Southern Power Co., 4.15%, 12/01/2025	4,247,000	4,166,372
Xcel Energy, Inc., 3.30%, 06/01/2025	5,092,000	4,972,737
		111,278,653

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Electrical Equipment-0.11%
Emerson Electric Co., 3.15%, 06/01/2025	$4,246,000	$ 4,157,752
Electronic Equipment, Instruments & Components-0.13%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	5,087,000	4,998,000
Energy Equipment & Services-0.10%
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	4,228,000	4,027,005
Entertainment-1.18%
Netflix, Inc., 5.88%, 02/15/2025	6,788,000	6,804,921
Take-Two Interactive Software, Inc., 3.55%, 04/14/2025	5,090,000	5,003,683
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025(b)	6,346,000	6,174,034
Walt Disney Co. (The), 3.35%, 03/24/2025	14,900,000	14,657,017
Warnermedia Holdings, Inc., 3.64%, 03/15/2025	13,662,000	13,432,569
		46,072,224
Financial Services-2.66%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	6,781,000	6,682,347
6.50%, 07/15/2025	10,617,000	10,700,541
4.45%, 10/01/2025	5,083,000	5,007,860
Blackstone Private Credit Fund
4.70%, 03/24/2025(b)	7,600,000	7,520,071
7.05%, 09/29/2025	6,731,000	6,798,488
Corebridge Financial, Inc., 3.50%, 04/04/2025	8,458,000	8,304,138
Fiserv, Inc., 3.85%, 06/01/2025	7,639,000	7,503,257
Mastercard, Inc., 2.00%, 03/03/2025	6,365,000	6,212,324
PayPal Holdings, Inc., 1.65%, 06/01/2025	8,497,000	8,184,040
Visa, Inc., 3.15%, 12/14/2025(b)	34,045,000	33,076,877
Western Union Co. (The), 2.85%, 01/10/2025	4,241,000	4,164,334
		104,154,277
Food Products-1.12%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	5,097,000	4,864,632
Campbell Soup Co., 3.95%, 03/15/2025	7,210,000	7,114,013
General Mills, Inc.
4.00%, 04/17/2025(b)	6,768,000	6,681,261
5.24%, 11/18/2025	4,235,000	4,220,360
JM Smucker Co. (The), 3.50%, 03/15/2025	8,481,000	8,341,215
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	6,340,000	6,234,511
Mondelez International, Inc., 1.50%, 05/04/2025(b)	6,360,000	6,130,387
		43,586,379
Ground Transportation-0.59%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025	4,242,000	4,161,286
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025(b)	5,940,000	5,838,669
CSX Corp., 3.35%, 11/01/2025	5,088,000	4,950,366
	Principal Amount	Value
Ground Transportation-(continued)
Union Pacific Corp.
3.75%, 07/15/2025	$4,240,000	$4,168,139
3.25%, 08/15/2025	4,228,000	4,124,842
		23,243,302
Health Care Equipment & Supplies-1.12%
Abbott Laboratories, 2.95%, 03/15/2025(b)	8,476,000	8,322,986
Boston Scientific Corp., 1.90%, 06/01/2025	4,250,000	4,103,644
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025	12,720,000	12,732,533
Stryker Corp.
1.15%, 06/15/2025	5,511,000	5,273,944
3.38%, 11/01/2025	6,354,000	6,176,275
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025(b)	7,321,000	7,193,815
		43,803,197
Health Care Providers & Services-3.74%
Cardinal Health, Inc., 3.75%, 09/15/2025	4,240,000	4,146,601
Cencora, Inc., 3.25%, 03/01/2025	4,241,000	4,169,298
Cigna Group (The)
3.25%, 04/15/2025	6,421,000	6,296,347
4.13%, 11/15/2025(b)	10,311,000	10,137,778
CVS Health Corp.
4.10%, 03/25/2025(b)	8,060,000	7,958,655
3.88%, 07/20/2025	24,069,522	23,625,228
Elevance Health, Inc., 2.38%, 01/15/2025	10,620,000	10,411,761
HCA, Inc.
5.38%, 02/01/2025	22,132,000	22,060,591
5.25%, 04/15/2025	11,894,000	11,845,283
Humana, Inc., 4.50%, 04/01/2025(b)	5,087,000	5,049,004
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	8,482,000	8,364,479
McKesson Corp., 0.90%, 12/03/2025(b)	4,242,000	3,971,738
Quest Diagnostics, Inc., 3.50%, 03/30/2025(b)	5,094,000	5,005,131
UnitedHealth Group, Inc.
3.75%, 07/15/2025	17,002,000	16,728,473
5.15%, 10/15/2025	6,366,000	6,360,963
		146,131,330
Health Care REITs-0.49%
Healthpeak OP LLC, 4.00%, 06/01/2025	3,842,000	3,777,889
Ventas Realty L.P., 3.50%, 02/01/2025	5,090,000	5,009,837
Welltower OP LLC, 4.00%, 06/01/2025	10,617,000	10,440,130
		19,227,856
Hotel & Resort REITs-0.11%
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	4,239,000	4,159,530
Hotels, Restaurants & Leisure-1.02%
Booking Holdings, Inc., 3.65%, 03/15/2025(b)	4,240,000	4,180,880
Las Vegas Sands Corp., 2.90%, 06/25/2025	4,240,000	4,105,457
Marriott International, Inc., Series EE, 5.75%, 05/01/2025(b)	5,100,000	5,103,552

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
McDonald’s Corp.
3.38%, 05/26/2025(b)	$5,936,000	$5,818,299
3.30%, 07/01/2025	6,397,000	6,258,766
1.45%, 09/01/2025(b)	4,233,000	4,033,991
Starbucks Corp., 3.80%, 08/15/2025	10,620,000	10,421,646
		39,922,591
Household Durables-0.21%
DR Horton, Inc., 2.60%, 10/15/2025	4,244,000	4,080,808
Lennar Corp., 4.75%, 05/30/2025	4,241,000	4,205,044
		8,285,852
Household Products-0.31%
Colgate-Palmolive Co., 3.10%, 08/15/2025	4,243,000	4,149,694
Procter & Gamble Co. (The), 0.55%, 10/29/2025	8,473,000	7,963,226
		12,112,920
Industrial Conglomerates-0.64%
3M Co.
2.00%, 02/14/2025(b)	6,359,000	6,200,244
2.65%, 04/15/2025(b)	4,249,000	4,143,374
3.00%, 08/07/2025(b)	4,662,000	4,533,862
Honeywell International, Inc., 1.35%, 06/01/2025(b)	10,605,000	10,196,029
		25,073,509
Insurance-0.88%
Allstate Corp. (The), 0.75%, 12/15/2025	5,083,000	4,732,347
Aon Global Ltd., 3.88%, 12/15/2025	6,350,000	6,196,499
Chubb INA Holdings LLC, 3.15%, 03/15/2025	6,786,000	6,666,116
CNO Financial Group, Inc., 5.25%, 05/30/2025	4,237,000	4,211,828
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	4,241,000	4,178,628
MetLife, Inc.
3.00%, 03/01/2025	4,240,000	4,162,277
3.60%, 11/13/2025	4,235,000	4,137,085
		34,284,780
Interactive Media & Services-0.21%
Alphabet, Inc., 0.45%, 08/15/2025(b)	8,481,000	8,040,935
IT Services-0.46%
International Business Machines Corp.
4.00%, 07/27/2025	8,480,000	8,355,117
7.00%, 10/30/2025	5,091,000	5,208,346
VeriSign, Inc., 5.25%, 04/01/2025	4,250,000	4,231,983
		17,795,446
Life Sciences Tools & Services-0.21%
Danaher Corp., 3.35%, 09/15/2025	4,237,000	4,140,671
Illumina, Inc., 5.80%, 12/12/2025	4,250,000	4,253,012
		8,393,683
	Principal Amount	Value
Machinery-3.17%
Caterpillar Financial Services Corp.
4.90%, 01/17/2025	$6,368,000	$6,344,695
5.40%, 03/10/2025	5,090,000	5,091,904
3.40%, 05/13/2025(b)	10,604,000	10,420,479
1.45%, 05/15/2025	5,086,000	4,905,968
5.15%, 08/11/2025(b)	6,790,000	6,787,925
3.65%, 08/12/2025	6,781,000	6,653,759
0.80%, 11/13/2025(b)	8,481,000	7,975,656
CNH Industrial Capital LLC, 3.95%, 05/23/2025	4,237,000	4,169,537
Cummins, Inc., 0.75%, 09/01/2025	4,246,000	4,029,303
Deere & Co., 2.75%, 04/15/2025	5,938,000	5,808,325
John Deere Capital Corp.
2.05%, 01/09/2025	4,667,000	4,573,564
1.25%, 01/10/2025	6,786,000	6,619,510
5.15%, 03/03/2025	4,249,000	4,242,930
3.45%, 03/13/2025	7,631,000	7,524,018
3.40%, 06/06/2025	8,495,000	8,359,144
4.95%, 06/06/2025(b)	5,100,000	5,082,814
4.05%, 09/08/2025	6,397,000	6,308,296
Otis Worldwide Corp., 2.06%, 04/05/2025	11,020,000	10,704,732
Stanley Black & Decker, Inc., 2.30%, 02/24/2025	4,246,000	4,146,749
Wabtec Corp., 3.20%, 06/15/2025	4,246,000	4,139,470
		123,888,778
Media-1.26%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	23,402,000	23,168,586
Comcast Corp.
3.38%, 02/15/2025(b)	3,557,000	3,503,508
3.38%, 08/15/2025	11,606,000	11,348,647
5.25%, 11/07/2025	6,161,000	6,162,789
Fox Corp., 3.05%, 04/07/2025	5,096,000	4,986,601
		49,170,131
Metals & Mining-0.21%
Nucor Corp.
3.95%, 05/23/2025	4,236,000	4,175,698
2.00%, 06/01/2025	4,250,000	4,107,942
		8,283,640
Multi-Utilities-0.96%
Dominion Energy, Inc., 3.90%, 10/01/2025	6,374,000	6,236,808
DTE Energy Co., Series F, 1.05%, 06/01/2025	6,790,000	6,496,940
NiSource, Inc., 0.95%, 08/15/2025	10,597,000	10,031,275
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	4,664,000	4,404,929
Sempra, 3.30%, 04/01/2025	6,357,000	6,232,293
WEC Energy Group, Inc., 5.00%, 09/27/2025	4,255,000	4,227,336
		37,629,581

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Office REITs-0.31%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025(b)	$5,093,000	$ 4,990,655
Boston Properties L.P., 3.20%, 01/15/2025	7,212,000	7,094,973
		12,085,628
Oil, Gas & Consumable Fuels-7.33%
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	5,091,000	5,029,888
2.05%, 07/15/2025(b)	5,077,000	4,875,956
Chevron Corp.
1.55%, 05/11/2025(b)	21,280,000	20,549,436
3.33%, 11/17/2025	6,355,000	6,203,739
Chevron USA, Inc., 0.69%, 08/12/2025(b)	6,345,000	6,031,022
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	8,484,000	8,372,744
DCP Midstream Operating L.P., 5.38%, 07/15/2025	4,456,000	4,444,471
Devon Energy Corp., 5.85%, 12/15/2025	4,113,000	4,132,909
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	4,249,000	4,262,778
Enbridge, Inc. (Canada)
2.50%, 01/15/2025	4,246,000	4,165,807
2.50%, 02/14/2025	4,249,000	4,156,417
Energy Transfer L.P.
4.05%, 03/15/2025	8,478,000	8,361,684
5.75%, 04/01/2025	4,250,000	4,250,250
Enterprise Products Operating LLC, 3.75%, 02/15/2025(b)	9,752,000	9,621,390
EOG Resources, Inc., 3.15%, 04/01/2025(b)	4,246,000	4,167,964
Equinor ASA (Norway), 2.88%, 04/06/2025(b)	10,602,000	10,392,589
Exxon Mobil Corp.
2.71%, 03/06/2025	14,860,000	14,564,190
2.99%, 03/19/2025	23,405,000	22,980,519
Kinder Morgan, Inc., 4.30%, 06/01/2025	12,742,000	12,573,675
Marathon Petroleum Corp., 4.70%, 05/01/2025	10,602,000	10,508,146
MPLX L.P.
4.00%, 02/15/2025	4,242,000	4,189,254
4.88%, 06/01/2025	10,097,000	10,018,164
Occidental Petroleum Corp.
5.88%, 09/01/2025	5,140,000	5,142,116
5.50%, 12/01/2025	3,943,000	3,928,095
ONEOK Partners L.P., 4.90%, 03/15/2025	4,250,000	4,222,630
Ovintiv, Inc., 5.65%, 05/15/2025	5,090,000	5,085,827
Phillips 66, 3.85%, 04/09/2025(b)	5,516,000	5,436,947
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	8,482,000	8,380,874
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	16,967,000	16,936,613
Shell International Finance B.V., 3.25%, 05/11/2025	23,410,000	22,972,321
Spectra Energy Partners L.P., 3.50%, 03/15/2025	4,246,000	4,174,387
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
TotalEnergies Capital International S.A. (France), 2.43%, 01/10/2025(b)	$8,478,000	$ 8,323,629
Western Midstream Operating L.P., 3.10%, 02/01/2025	5,631,000	5,520,893
Williams Cos., Inc. (The)
3.90%, 01/15/2025	6,365,000	6,297,957
4.00%, 09/15/2025	6,364,000	6,239,119
		286,514,400
Passenger Airlines-0.28%
Southwest Airlines Co., 5.25%, 05/04/2025(b)	11,045,000	11,004,118
Personal Care Products-0.11%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025(b)	4,249,000	4,153,877
Pharmaceuticals-3.55%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	17,001,000	16,571,164
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	8,495,000	7,967,310
Eli Lilly and Co., 2.75%, 06/01/2025(b)	4,760,000	4,647,702
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025(b)	8,480,000	8,345,667
Haleon UK Capital PLC, 3.13%, 03/24/2025	11,910,000	11,665,660
Johnson & Johnson
2.63%, 01/15/2025	6,357,000	6,250,406
0.55%, 09/01/2025(b)	8,489,000	8,033,187
Merck & Co., Inc., 2.75%, 02/10/2025(b)	21,276,000	20,897,019
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025	8,486,000	8,277,359
3.00%, 11/20/2025	14,860,000	14,447,335
Pfizer, Inc., 0.80%, 05/28/2025	6,364,000	6,089,499
Royalty Pharma PLC, 1.20%, 09/02/2025	8,481,000	8,031,967
Viatris, Inc., 1.65%, 06/22/2025(b)	6,362,000	6,090,790
Zoetis, Inc.
4.50%, 11/13/2025	6,345,000	6,259,959
5.40%, 11/14/2025	5,088,000	5,086,304
		138,661,328
Professional Services-0.40%
Automatic Data Processing, Inc., 3.38%, 09/15/2025(b)	8,482,000	8,306,678
Verisk Analytics, Inc., 4.00%, 06/15/2025	7,609,000	7,477,687
		15,784,365
Residential REITs-0.22%
AvalonBay Communities, Inc., 3.45%, 06/01/2025	4,457,000	4,370,581
Essex Portfolio L.P., 3.50%, 04/01/2025	4,240,000	4,163,770
		8,534,351
Retail REITs-0.81%
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	5,934,000	5,852,860
Kimco Realty OP LLC, 3.30%, 02/01/2025	4,240,000	4,176,890
Realty Income Corp.
3.88%, 04/15/2025	4,245,000	4,185,037
4.63%, 11/01/2025	4,619,000	4,566,028

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Retail REITs-(continued)
Simon Property Group L.P., 3.50%, 09/01/2025	$9,332,000	$ 9,115,677
SITE Centers Corp., 3.63%, 02/01/2025	3,690,000	3,643,245
		31,539,737
Semiconductors & Semiconductor Equipment-1.87%
Applied Materials, Inc., 3.90%, 10/01/2025	5,936,000	5,840,047
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025(b)	4,195,000	4,132,969
Intel Corp.
3.40%, 03/25/2025(b)	12,726,000	12,531,148
3.70%, 07/29/2025	19,110,000	18,755,331
Lam Research Corp., 3.80%, 03/15/2025(b)	4,247,000	4,192,685
Microchip Technology, Inc., 4.25%, 09/01/2025	10,178,000	10,020,092
QUALCOMM, Inc., 3.45%, 05/20/2025	11,581,000	11,379,874
Texas Instruments, Inc., 1.38%, 03/12/2025(b)	6,360,000	6,167,103
		73,019,249
Software-3.34%
Adobe, Inc.
1.90%, 02/01/2025(b)	4,245,000	4,149,733
3.25%, 02/01/2025	8,481,000	8,362,105
Intuit, Inc., 0.95%, 07/15/2025	4,247,000	4,045,360
Microsoft Corp.
2.70%, 02/12/2025	19,111,000	18,768,884
3.13%, 11/03/2025(b)	25,533,000	24,861,273
Oracle Corp.
2.50%, 04/01/2025	29,788,000	29,024,854
2.95%, 05/15/2025	21,281,000	20,751,276
5.80%, 11/10/2025	8,481,000	8,527,523
Roper Technologies, Inc., 1.00%, 09/15/2025	5,934,000	5,605,251
VMware LLC, 4.50%, 05/15/2025	6,362,000	6,297,477
		130,393,736
Specialized REITs-0.85%
American Tower Corp.
2.40%, 03/15/2025	6,365,000	6,206,198
4.00%, 06/01/2025	6,368,000	6,265,624
1.30%, 09/15/2025	4,228,000	4,005,653
Crown Castle, Inc., 1.35%, 07/15/2025	4,233,000	4,035,289
Equinix, Inc., 1.00%, 09/15/2025	5,936,000	5,597,132
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	7,216,000	7,166,380
		33,276,276
Specialty Retail-1.59%
AutoZone, Inc., 3.63%, 04/15/2025	4,239,000	4,167,837
Dell International LLC/EMC Corp., 5.85%, 07/15/2025	8,464,000	8,492,589
Home Depot, Inc. (The)
2.70%, 04/15/2025	4,227,000	4,131,391
3.35%, 09/15/2025	8,485,000	8,289,486
4.00%, 09/15/2025	6,359,000	6,262,834
Leidos, Inc., 3.63%, 05/15/2025	4,240,000	4,162,436
	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc.
4.00%, 04/15/2025	$6,365,000	$6,282,374
4.40%, 09/08/2025	8,480,000	8,375,316
3.38%, 09/15/2025	6,365,000	6,207,199
Ross Stores, Inc., 4.60%, 04/15/2025	5,957,000	5,907,370
		62,278,832
Technology Hardware, Storage & Peripherals-2.49%
Apple, Inc.
2.75%, 01/13/2025	12,727,000	12,533,830
2.50%, 02/09/2025	12,725,000	12,488,743
1.13%, 05/11/2025	19,157,000	18,426,293
3.20%, 05/13/2025(b)	17,021,000	16,698,285
0.55%, 08/20/2025(b)	10,606,000	10,049,384
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025(b)	21,229,000	21,073,578
NetApp, Inc., 1.88%, 06/22/2025	6,374,000	6,125,733
		97,395,846
Textiles, Apparel & Luxury Goods-0.48%
NIKE, Inc., 2.40%, 03/27/2025	8,480,000	8,284,193
Tapestry, Inc., 7.05%, 11/27/2025	4,250,000	4,321,744
VF Corp., 2.40%, 04/23/2025(b)	6,364,927	6,164,203
		18,770,140
Tobacco-1.07%
Altria Group, Inc., 2.35%, 05/06/2025	6,360,000	6,172,123
Philip Morris International, Inc.
1.50%, 05/01/2025(b)	6,360,000	6,138,637
3.38%, 08/11/2025(b)	6,362,000	6,220,313
5.00%, 11/17/2025	6,360,000	6,326,476
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	17,260,000	17,052,169
		41,909,718
Trading Companies & Distributors-0.59%
Air Lease Corp.
2.30%, 02/01/2025	6,347,000	6,198,789
3.25%, 03/01/2025	5,920,000	5,803,312
3.38%, 07/01/2025(b)	7,205,000	7,030,478
WW Grainger, Inc., 1.85%, 02/15/2025	4,240,000	4,131,165
		23,163,744
Water Utilities-0.11%
American Water Capital Corp., 3.40%, 03/01/2025(b)	4,453,000	4,383,596
Wireless Telecommunication Services-1.01%
Rogers Communications, Inc. (Canada)
2.95%, 03/15/2025	8,476,000	8,288,226
3.63%, 12/15/2025	5,936,000	5,760,194
Sprint LLC, 7.63%, 02/15/2025	12,740,000	12,848,902
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	12,740,000	12,564,356
		39,461,678
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,911,035,305)		3,861,729,703

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $18,404,321)	18,404,321	$ 18,404,321
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.25% (Cost $3,929,439,626)		3,880,134,024
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.05%
Invesco Private Government Fund, 5.30%(c)(d)(e)	64,228,523	64,228,523
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(c)(d)(e)	172,159,968	$ 172,211,616
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $236,451,201)		236,440,139
TOTAL INVESTMENTS IN SECURITIES-105.30% (Cost $4,165,890,827)		4,116,574,163
OTHER ASSETS LESS LIABILITIES-(5.30)%		(207,174,216)
NET ASSETS-100.00%		$3,909,399,947

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,692	$140,111,606	$(121,803,977)	$-	$-	$18,404,321	$404,461
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	68,301,916	347,909,435	(351,982,828)	-	-	64,228,523	3,092,239*
Invesco Private Prime Fund	177,073,153	808,692,190	(813,620,144)	(18,441)	84,858	172,211,616	8,305,880*
Total	$245,471,761	$1,296,713,231	$(1,287,406,949)	$(18,441)	$84,858	$254,844,460	$11,802,580

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.73%
Aerospace & Defense-2.27%
Boeing Co. (The)
2.75%, 02/01/2026(b)	$9,358,000	$8,860,156
2.20%, 02/04/2026	36,981,000	34,722,175
General Dynamics Corp.
1.15%, 06/01/2026	3,365,000	3,112,054
2.13%, 08/15/2026	3,363,000	3,156,188
Lockheed Martin Corp., 3.55%, 01/15/2026	6,699,000	6,531,770
RTX Corp.
5.00%, 02/27/2026(b)	3,364,000	3,350,193
2.65%, 11/01/2026	4,839,000	4,557,440
5.75%, 11/08/2026	8,404,000	8,489,272
		72,779,248
Air Freight & Logistics-0.25%
FedEx Corp., 3.25%, 04/01/2026	5,035,000	4,869,510
United Parcel Service, Inc., 2.40%, 11/15/2026	3,399,000	3,195,907
		8,065,417
Automobiles-3.68%
American Honda Finance Corp.
4.95%, 01/09/2026(b)	5,710,000	5,683,620
4.75%, 01/12/2026(b)	3,350,000	3,325,947
5.25%, 07/07/2026	6,383,000	6,391,185
1.30%, 09/09/2026(b)	5,041,000	4,622,523
2.30%, 09/09/2026	3,334,000	3,126,845
Ford Motor Co., 4.35%, 12/08/2026	10,090,000	9,798,882
Ford Motor Credit Co. LLC
4.39%, 01/08/2026(b)	8,066,000	7,882,617
6.95%, 03/06/2026	8,742,000	8,886,789
6.95%, 06/10/2026	6,050,000	6,160,561
2.70%, 08/10/2026(b)	10,088,000	9,431,235
PACCAR Financial Corp.
4.45%, 03/30/2026	3,362,000	3,328,198
5.20%, 11/09/2026(b)	3,347,000	3,361,752
Toyota Motor Corp. (Japan)
1.34%, 03/25/2026(b)	6,722,000	6,288,819
5.28%, 07/13/2026	3,363,000	3,372,881
Toyota Motor Credit Corp.
4.80%, 01/05/2026	6,053,000	6,018,846
0.80%, 01/09/2026(b)	4,694,000	4,379,661
4.45%, 05/18/2026	9,408,000	9,281,323
1.13%, 06/18/2026(b)	6,719,000	6,198,564
5.00%, 08/14/2026	4,374,000	4,358,931
5.40%, 11/20/2026	6,050,000	6,084,201
		117,983,380
Banks-20.97%
Bank of America Corp.
4.45%, 03/03/2026	13,447,000	13,218,025
3.50%, 04/19/2026	16,804,000	16,290,384
4.25%, 10/22/2026	13,445,000	13,106,073
Bank of America N.A., 5.53%, 08/18/2026	13,449,000	13,535,340
Bank of Montreal (Canada)
5.30%, 06/05/2026	9,077,000	9,063,848
5.27%, 12/11/2026(b)	7,728,000	7,716,335
	Principal Amount	Value
Banks-(continued)
Bank of Nova Scotia (The) (Canada)
4.75%, 02/02/2026	$8,406,000	$8,317,660
1.05%, 03/02/2026	6,388,000	5,933,696
1.35%, 06/24/2026	5,041,000	4,653,457
1.30%, 09/15/2026(b)	6,050,000	5,529,780
5.35%, 12/07/2026	7,730,000	7,727,637
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	13,788,000	13,621,178
BPCE S.A. (France), 3.38%, 12/02/2026	4,018,000	3,851,159
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026	5,685,000	5,761,096
Citibank N.A., 5.49%, 12/04/2026	13,446,000	13,523,642
Citigroup, Inc.
3.70%, 01/12/2026	13,392,000	13,038,589
4.60%, 03/09/2026	10,082,000	9,921,420
3.40%, 05/01/2026(b)	13,446,000	12,964,524
3.20%, 10/21/2026	20,169,000	19,181,384
4.30%, 11/20/2026	6,724,000	6,561,290
Cooperatieve Rabobank U.A. (Netherlands)
4.85%, 01/09/2026(b)	6,720,000	6,685,354
3.75%, 07/21/2026	10,040,000	9,653,568
5.50%, 10/05/2026(b)	4,705,000	4,736,588
Fifth Third Bank N.A., 3.85%, 03/15/2026	5,023,000	4,861,289
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	9,605,000	9,441,943
4.38%, 11/23/2026	10,027,000	9,762,178
JPMorgan Chase & Co.
3.30%, 04/01/2026(b)	16,792,000	16,240,993
3.20%, 06/15/2026(b)	11,762,000	11,323,038
2.95%, 10/01/2026(b)	20,051,000	19,077,189
7.63%, 10/15/2026	3,342,000	3,523,195
4.13%, 12/15/2026(b)	13,448,000	13,084,675
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	18,490,000	18,456,572
KeyBank N.A.
4.70%, 01/26/2026(b)	3,338,000	3,265,563
3.40%, 05/20/2026	4,005,000	3,793,000
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	10,019,000	9,828,073
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	8,740,000	8,553,575
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	15,875,000	15,476,126
2.76%, 09/13/2026	6,725,000	6,353,177
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	6,694,000	6,330,422
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	10,085,000	9,985,465
5.88%, 10/30/2026	11,028,000	11,165,109
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	10,086,000	9,963,856
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	4,685,000	4,284,107
Royal Bank of Canada (Canada)
4.88%, 01/12/2026(b)	6,721,000	6,677,329
1.15%, 07/14/2026(b)	5,041,000	4,626,586
5.20%, 07/20/2026	6,728,000	6,719,700
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	$6,685,000	$6,229,511
5.46%, 01/13/2026	12,100,000	12,104,420
3.78%, 03/09/2026(b)	10,024,000	9,755,041
5.88%, 07/13/2026	5,718,000	5,774,466
2.63%, 07/14/2026(b)	15,127,000	14,321,728
1.40%, 09/17/2026	13,444,000	12,311,273
3.01%, 10/19/2026	10,082,000	9,563,943
Toronto-Dominion Bank (The) (Canada)
5.10%, 01/09/2026(b)	5,046,000	5,030,040
5.53%, 07/17/2026	12,099,000	12,136,068
5.26%, 12/11/2026	3,360,000	3,358,175
Truist Bank
3.30%, 05/15/2026(b)	5,043,000	4,831,866
3.80%, 10/30/2026	5,673,000	5,450,148
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	9,078,000	8,561,110
Series W, 3.10%, 04/27/2026(b)	6,725,000	6,449,618
UBS AG (Switzerland)
1.25%, 06/01/2026(b)	6,528,000	6,020,579
1.25%, 08/07/2026	10,906,000	9,960,566
Wells Fargo & Co.
3.00%, 04/22/2026	23,530,000	22,533,636
4.10%, 06/03/2026(b)	16,384,000	15,983,328
3.00%, 10/23/2026	23,531,000	22,321,218
Wells Fargo Bank N.A.
4.81%, 01/15/2026	12,030,000	11,945,831
5.45%, 08/07/2026	14,791,000	14,847,527
5.25%, 12/11/2026	15,130,000	15,140,648
		672,015,927
Beverages-1.40%
Constellation Brands, Inc.
5.00%, 02/02/2026(b)	3,350,000	3,346,881
3.70%, 12/06/2026	4,039,000	3,886,231
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	5,380,000	5,410,453
Molson Coors Beverage Co., 3.00%, 07/15/2026	13,448,000	12,815,249
PepsiCo, Inc.
4.55%, 02/13/2026(b)	3,361,000	3,336,438
2.85%, 02/24/2026(b)	5,041,000	4,861,900
2.38%, 10/06/2026(b)	6,721,000	6,336,587
5.13%, 11/10/2026(b)	4,710,000	4,731,605
		44,725,344
Biotechnology-2.92%
AbbVie, Inc.
3.20%, 05/14/2026	13,449,000	12,964,053
2.95%, 11/21/2026(b)	26,827,000	25,485,791
Amgen, Inc.
5.51%, 03/02/2026(b)	10,090,000	10,091,822
2.60%, 08/19/2026(b)	8,401,000	7,951,067
Gilead Sciences, Inc., 3.65%, 03/01/2026	18,486,000	17,976,028
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	20,093,000	19,182,151
		93,650,912
	Principal Amount	Value
Broadline Retail-0.68%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	$18,487,000	$ 17,127,685
eBay, Inc., 1.40%, 05/10/2026	5,042,000	4,675,750
		21,803,435
Building Products-0.10%
Johnson Controls International PLC, 3.90%, 02/14/2026	3,243,000	3,160,607
Capital Markets-6.91%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	3,501,000	3,323,592
Ares Capital Corp.
3.88%, 01/15/2026(b)	7,730,000	7,458,663
2.15%, 07/15/2026	6,723,000	6,203,928
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026	4,710,000	4,375,380
2.80%, 05/04/2026(b)	5,047,000	4,833,465
2.45%, 08/17/2026	5,002,000	4,724,334
1.05%, 10/15/2026	3,360,000	3,060,318
Blackstone Secured Lending Fund
3.63%, 01/15/2026	5,334,000	5,116,430
2.75%, 09/16/2026	4,665,000	4,320,740
Blue Owl Capital Corp.
4.25%, 01/15/2026	3,360,000	3,257,366
3.40%, 07/15/2026	6,719,000	6,328,257
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	3,505,000	3,429,950
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	8,500,000	7,863,812
1.15%, 05/13/2026	6,803,000	6,289,258
5.88%, 08/24/2026(b)	6,800,000	6,878,885
Deutsche Bank AG (Germany), 1.69%, 03/19/2026	5,348,000	5,015,448
FS KKR Capital Corp., 3.40%, 01/15/2026(b)	6,727,000	6,402,313
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	3,363,000	3,204,898
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	11,767,000	11,461,750
3.50%, 11/16/2026	18,489,000	17,695,409
Morgan Stanley
3.88%, 01/27/2026	20,175,000	19,686,147
3.13%, 07/27/2026	20,172,000	19,275,551
6.25%, 08/09/2026	4,865,000	4,958,985
4.35%, 09/08/2026	15,123,000	14,796,561
Nasdaq, Inc., 3.85%, 06/30/2026	3,500,000	3,398,882
Nomura Holdings, Inc. (Japan)
5.71%, 01/09/2026	4,200,000	4,201,362
1.65%, 07/14/2026	8,500,000	7,831,396
State Street Corp.
2.65%, 05/19/2026(b)	5,041,000	4,806,599
5.27%, 08/03/2026	8,033,000	8,034,761
UBS Group AG (Switzerland), 4.55%, 04/17/2026	13,333,000	13,113,542
		221,347,982
Chemicals-0.91%
Ecolab, Inc., 2.70%, 11/01/2026	5,019,000	4,756,271
EIDP, Inc., 4.50%, 05/15/2026(b)	4,036,000	3,976,988
FMC Corp.
5.15%, 05/18/2026	3,360,000	3,332,720
3.20%, 10/01/2026	3,396,000	3,213,273

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
Linde, Inc., 3.20%, 01/30/2026	$4,839,000	$ 4,684,845
PPG Industries, Inc., 1.20%, 03/15/2026	4,702,000	4,364,854
Westlake Corp., 3.60%, 08/15/2026(b)	5,038,000	4,838,789
		29,167,740
Commercial Services & Supplies-0.10%
Republic Services, Inc., 2.90%, 07/01/2026	3,340,000	3,200,359
Communications Equipment-0.66%
Cisco Systems, Inc.
4.90%, 02/26/2026(b)	6,723,000	6,707,638
2.95%, 02/28/2026	5,005,000	4,825,547
2.50%, 09/20/2026(b)	10,025,000	9,504,789
		21,037,974
Consumer Finance-2.36%
American Express Co.
4.90%, 02/13/2026	8,066,000	8,010,890
1.65%, 11/04/2026	7,367,000	6,760,168
Capital One Financial Corp., 3.75%, 07/28/2026	10,020,000	9,665,628
Discover Bank, 3.45%, 07/27/2026	6,727,000	6,424,773
General Motors Financial Co., Inc.
1.25%, 01/08/2026	10,081,000	9,423,274
5.25%, 03/01/2026	8,370,000	8,326,230
5.40%, 04/06/2026	11,098,000	11,065,162
1.50%, 06/10/2026	8,403,000	7,755,901
4.00%, 10/06/2026(b)	5,041,000	4,871,864
Synchrony Financial, 3.70%, 08/04/2026	3,337,000	3,170,718
		75,474,608
Consumer Staples Distribution & Retail-1.34%
Kroger Co. (The)
3.50%, 02/01/2026	3,340,000	3,244,092
2.65%, 10/15/2026(b)	5,044,000	4,754,548
Sysco Corp., 3.30%, 07/15/2026	6,726,000	6,456,944
Target Corp., 2.50%, 04/15/2026(b)	6,799,000	6,500,139
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(b)	9,730,000	9,286,471
Walmart, Inc.
4.00%, 04/15/2026(b)	5,041,000	4,960,196
1.05%, 09/17/2026(b)	8,409,000	7,719,824
		42,922,214
Containers & Packaging-0.30%
Berry Global, Inc., 1.57%, 01/15/2026(b)	10,257,000	9,609,541
Diversified Telecommunication Services-1.70%
AT&T, Inc.
5.54%, 02/20/2026(b)	11,771,000	11,771,099
1.70%, 03/25/2026	20,166,000	18,884,427
Verizon Communications, Inc.
1.45%, 03/20/2026(b)	12,886,000	12,042,830
2.63%, 08/15/2026	12,574,000	11,902,972
		54,601,328
Electric Utilities-3.42%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	3,601,000	3,469,227
Commonwealth Edison Co., 2.55%, 06/15/2026	3,360,000	3,191,067
Duke Energy Carolinas LLC, 2.95%, 12/01/2026(b)	4,030,000	3,827,925
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Corp., 2.65%, 09/01/2026	$10,087,000	$ 9,511,408
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	5,047,000	4,830,151
Entergy Arkansas LLC, 3.50%, 04/01/2026	4,006,000	3,889,451
Entergy Corp., 2.95%, 09/01/2026	5,099,000	4,825,752
Exelon Corp., 3.40%, 04/15/2026	5,041,000	4,876,884
Florida Power & Light Co., 4.45%, 05/15/2026(b)	3,363,000	3,320,681
Fortis, Inc. (Canada), 3.06%, 10/04/2026	7,403,000	7,004,178
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	4,037,000	3,986,382
1.00%, 06/15/2026(b)	4,036,000	3,712,176
NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/2026(b)	6,723,000	6,682,292
Pacific Gas and Electric Co., 3.15%, 01/01/2026(b)	13,054,370	12,550,597
PPL Capital Funding, Inc., 3.10%, 05/15/2026(b)	4,368,000	4,192,804
San Diego Gas & Electric Co., 2.50%, 05/15/2026	3,349,000	3,180,043
Southern California Edison Co., 5.35%, 03/01/2026(b)	4,103,000	4,103,693
Southern Co. (The), 3.25%, 07/01/2026	11,763,000	11,295,425
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	3,343,000	3,129,364
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	5,044,000	4,872,960
Xcel Energy, Inc., 3.35%, 12/01/2026(b)	3,334,000	3,172,549
		109,625,009
Electrical Equipment-0.14%
Emerson Electric Co., 0.88%, 10/15/2026	5,041,000	4,584,974
Electronic Equipment, Instruments & Components-0.74%
Avnet, Inc., 4.63%, 04/15/2026	3,696,000	3,627,649
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	6,700,000	6,233,730
Jabil, Inc., 1.70%, 04/15/2026	3,360,000	3,123,641
TD SYNNEX Corp., 1.75%, 08/09/2026(b)	4,697,000	4,317,601
Tyco Electronics Group S.A., 4.50%, 02/13/2026	3,337,000	3,294,739
Vontier Corp., 1.80%, 04/01/2026	3,360,000	3,123,091
		23,720,451
Energy Equipment & Services-0.12%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	4,037,000	3,731,689
Entertainment-1.33%
Netflix, Inc., 4.38%, 11/15/2026	6,722,000	6,596,984
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026	3,697,000	3,670,113
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026(b)	6,719,000	6,479,036
1.85%, 07/30/2026(b)	6,723,000	6,265,349

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Entertainment-(continued)
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	$10,028,000	$ 9,492,830
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	10,090,000	10,090,272
		42,594,584
Financial Services-3.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026	6,686,000	6,277,246
2.45%, 10/29/2026(b)	25,210,000	23,464,080
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	16,810,000	16,265,296
Blackstone Private Credit Fund, 2.63%, 12/15/2026(b)	8,344,000	7,623,466
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	8,499,000	7,889,246
Fiserv, Inc., 3.20%, 07/01/2026(b)	13,444,000	12,876,525
Global Payments, Inc.
1.20%, 03/01/2026	7,366,000	6,830,632
4.80%, 04/01/2026(b)	5,009,000	4,935,417
Mastercard, Inc., 2.95%, 11/21/2026(b)	5,015,000	4,781,153
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	8,353,000	7,892,890
Voya Financial, Inc., 3.65%, 06/15/2026	2,979,000	2,870,983
Western Union Co. (The), 1.35%, 03/15/2026	4,006,000	3,712,772
		105,419,706
Food Products-1.26%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	6,726,000	6,358,681
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026(b)	4,675,000	4,460,379
Conagra Brands, Inc., 5.30%, 10/01/2026(b)	3,340,000	3,334,807
Hershey Co. (The), 2.30%, 08/15/2026	3,341,000	3,146,605
Ingredion, Inc., 3.20%, 10/01/2026	3,333,000	3,169,312
Kellanova, 3.25%, 04/01/2026	5,008,000	4,823,766
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	12,604,000	12,065,479
McCormick & Co., Inc., 0.90%, 02/15/2026(b)	3,340,000	3,097,960
		40,456,989
Gas Utilities-0.21%
National Fuel Gas Co., 5.50%, 01/15/2026	3,399,000	3,385,926
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	3,360,000	3,188,424
		6,574,350
Ground Transportation-0.79%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	3,400,000	3,269,579
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026	6,726,000	6,177,140
CSX Corp., 2.60%, 11/01/2026	4,710,000	4,445,669
Norfolk Southern Corp., 2.90%, 06/15/2026	4,056,000	3,875,304
	Principal Amount	Value
Ground Transportation-(continued)
Union Pacific Corp.
4.75%, 02/21/2026	$3,365,000	$3,343,962
2.75%, 03/01/2026	4,356,000	4,178,658
		25,290,312
Health Care Equipment & Supplies-0.70%
Abbott Laboratories, 3.75%, 11/30/2026(b)	11,433,000	11,121,566
Baxter International, Inc., 2.60%, 08/15/2026	5,041,000	4,741,277
Stryker Corp., 3.50%, 03/15/2026	6,675,000	6,472,908
		22,335,751
Health Care Providers & Services-3.41%
Cigna Group (The)
4.50%, 02/25/2026	7,684,000	7,576,354
1.25%, 03/15/2026(b)	5,001,000	4,653,539
5.69%, 03/15/2026(b)	4,671,000	4,671,099
CVS Health Corp.
5.00%, 02/20/2026	10,081,000	9,988,367
2.88%, 06/01/2026	11,764,000	11,184,347
Elevance Health, Inc.
4.90%, 02/08/2026(b)	3,365,000	3,335,425
1.50%, 03/15/2026(b)	5,007,000	4,677,997
HCA, Inc.
5.88%, 02/15/2026	10,089,000	10,107,288
5.25%, 06/15/2026	10,083,000	10,027,656
5.38%, 09/01/2026(b)	6,721,000	6,699,235
Humana, Inc., 5.70%, 03/13/2026	3,400,000	3,400,096
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	3,360,000	3,112,648
McKesson Corp.
5.25%, 02/15/2026	3,345,000	3,334,562
1.30%, 08/15/2026	3,345,000	3,073,188
Quest Diagnostics, Inc., 3.45%, 06/01/2026	3,330,000	3,209,279
UnitedHealth Group, Inc.
1.25%, 01/15/2026(b)	3,363,000	3,159,357
3.10%, 03/15/2026	6,719,000	6,490,534
1.15%, 05/15/2026(b)	6,722,000	6,228,851
Universal Health Services, Inc., 1.65%, 09/01/2026	4,656,000	4,248,780
		109,178,602
Health Care REITs-0.60%
Healthpeak OP LLC, 3.25%, 07/15/2026	4,368,000	4,171,968
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	4,010,000	3,967,911
Sabra Health Care L.P., 5.13%, 08/15/2026	3,360,000	3,297,500
Ventas Realty L.P., 4.13%, 01/15/2026	3,339,000	3,261,129
Welltower OP LLC, 4.25%, 04/01/2026	4,709,000	4,608,395
		19,306,903
Hotels, Restaurants & Leisure-1.18%
Booking Holdings, Inc., 3.60%, 06/01/2026(b)	6,724,000	6,526,262
Expedia Group, Inc., 5.00%, 02/15/2026	5,015,000	4,966,787
Marriott International, Inc., Series R, 3.13%, 06/15/2026	5,044,000	4,826,589
McDonald’s Corp., 3.70%, 01/30/2026	11,771,000	11,484,636

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Starbucks Corp.
4.75%, 02/15/2026(b)	$6,719,000	$6,662,095
2.45%, 06/15/2026	3,363,000	3,185,904
		37,652,273
Household Durables-0.21%
DR Horton, Inc., 1.30%, 10/15/2026	4,039,000	3,677,860
PulteGroup, Inc., 5.50%, 03/01/2026	2,974,000	2,974,935
		6,652,795
Household Products-0.73%
Colgate-Palmolive Co., 4.80%, 03/02/2026	3,360,000	3,353,079
Procter & Gamble Co. (The)
4.10%, 01/26/2026(b)	4,366,000	4,306,127
2.70%, 02/02/2026	4,006,000	3,861,137
1.00%, 04/23/2026(b)	6,720,000	6,255,799
2.45%, 11/03/2026	5,851,000	5,530,845
		23,306,987
Independent Power and Renewable Electricity Producers-0.16%
AES Corp. (The), 1.38%, 01/15/2026	5,398,000	5,042,688
Industrial Conglomerates-0.42%
3M Co., 2.25%, 09/19/2026	4,356,000	4,072,418
Honeywell International, Inc., 2.50%, 11/01/2026(b)	10,089,000	9,522,802
		13,595,220
Insurance-1.37%
Allstate Corp. (The), 3.28%, 12/15/2026	3,676,000	3,503,478
Arch Capital Finance LLC, 4.01%, 12/15/2026(b)	3,360,000	3,246,947
Chubb INA Holdings LLC, 3.35%, 05/03/2026	10,082,000	9,742,044
CNA Financial Corp., 4.50%, 03/01/2026	3,400,000	3,342,188
Loews Corp., 3.75%, 04/01/2026	3,405,000	3,311,714
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	6,720,000	6,591,614
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	4,039,000	3,937,337
Old Republic International Corp., 3.88%, 08/26/2026	3,671,000	3,538,623
Prudential Financial, Inc., 1.50%, 03/10/2026	3,400,000	3,184,185
Trinity Acquisition PLC, 4.40%, 03/15/2026	3,696,000	3,615,224
		44,013,354
Interactive Media & Services-0.39%
Alphabet, Inc., 2.00%, 08/15/2026(b)	13,452,000	12,637,006
IT Services-0.83%
CGI, Inc. (Canada), 1.45%, 09/14/2026	4,005,000	3,662,136
DXC Technology Co., 1.80%, 09/15/2026(b)	4,679,000	4,265,459
International Business Machines Corp.
4.50%, 02/06/2026(b)	5,710,000	5,655,762
3.45%, 02/19/2026(b)	9,079,000	8,818,717
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	4,453,000	4,106,096
		26,508,170
	Principal Amount	Value
Leisure Products-0.13%
Hasbro, Inc., 3.55%, 11/19/2026	$4,501,000	$ 4,287,742
Life Sciences Tools & Services-0.34%
Thermo Fisher Scientific, Inc.
4.95%, 08/10/2026	4,034,000	4,019,958
5.00%, 12/05/2026(b)	6,720,000	6,710,775
		10,730,733
Machinery-2.69%
Caterpillar Financial Services Corp.
4.80%, 01/06/2026(b)	6,055,000	6,026,317
5.05%, 02/27/2026(b)	5,383,000	5,374,664
0.90%, 03/02/2026(b)	5,043,000	4,690,771
4.35%, 05/15/2026	8,401,000	8,288,906
1.15%, 09/14/2026(b)	3,358,000	3,075,950
CNH Industrial Capital LLC
1.88%, 01/15/2026	3,363,000	3,173,447
1.45%, 07/15/2026	4,005,000	3,689,849
Fortive Corp., 3.15%, 06/15/2026	6,049,000	5,783,963
Illinois Tool Works, Inc., 2.65%, 11/15/2026(b)	6,721,000	6,361,798
John Deere Capital Corp.
4.80%, 01/09/2026	8,071,000	8,032,667
0.70%, 01/15/2026(b)	6,016,000	5,610,260
5.05%, 03/03/2026	3,701,000	3,700,519
4.75%, 06/08/2026(b)	4,031,000	4,007,553
2.65%, 06/10/2026	3,362,000	3,206,930
1.05%, 06/17/2026(b)	3,698,000	3,413,362
5.15%, 09/08/2026	3,702,000	3,708,684
Wabtec Corp., 3.45%, 11/15/2026	5,041,000	4,807,579
Xylem, Inc., 3.25%, 11/01/2026(b)	3,366,000	3,209,688
		86,162,907
Media-1.10%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026(b)	7,397,000	7,455,950
Comcast Corp., 3.15%, 03/01/2026(b)	14,788,000	14,296,702
Discovery Communications LLC, 4.90%, 03/11/2026	4,514,000	4,456,158
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	9,417,000	9,132,556
		35,341,366
Multi-Utilities-1.01%
Ameren Corp., 5.70%, 12/01/2026	4,018,000	4,042,339
CenterPoint Energy, Inc., 1.45%, 06/01/2026	3,359,000	3,110,012
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	3,790,000	3,521,377
DTE Electric Co., 4.85%, 12/01/2026	3,360,000	3,349,330
DTE Energy Co., 2.85%, 10/01/2026	4,096,000	3,870,623
Sempra, 5.40%, 08/01/2026	3,700,000	3,693,570
WEC Energy Group, Inc.
4.75%, 01/09/2026	6,725,000	6,649,392
5.60%, 09/12/2026	4,038,000	4,056,081
		32,292,724
Office REITs-0.40%
Boston Properties L.P.
3.65%, 02/01/2026	6,691,000	6,445,354
2.75%, 10/01/2026	6,727,000	6,272,664
		12,718,018

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-6.75%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	$3,699,000	$ 3,716,484
Chevron Corp., 2.95%, 05/16/2026	15,132,000	14,551,914
Diamondback Energy, Inc., 3.25%, 12/01/2026	5,040,000	4,808,989
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	3,360,000	3,078,665
5.90%, 11/15/2026	5,041,000	5,096,574
4.25%, 12/01/2026	5,043,000	4,910,196
Energy Transfer L.P.
4.75%, 01/15/2026	6,681,000	6,597,551
3.90%, 07/15/2026	3,676,000	3,557,478
6.05%, 12/01/2026(b)	6,727,000	6,816,805
Enterprise Products Operating LLC
5.05%, 01/10/2026	5,041,000	5,028,005
3.70%, 02/15/2026(b)	5,881,000	5,734,785
EOG Resources, Inc., 4.15%, 01/15/2026(b)	5,047,000	4,964,091
Equinor ASA (Norway), 1.75%, 01/22/2026(b)	5,100,000	4,830,628
Exxon Mobil Corp.
3.04%, 03/01/2026(b)	16,804,000	16,236,670
2.28%, 08/16/2026(b)	6,723,000	6,340,353
HF Sinclair Corp., 5.88%, 04/01/2026(b)	5,318,000	5,335,147
Kinder Morgan, Inc., 1.75%, 11/15/2026(b)	3,366,000	3,090,798
MPLX L.P., 1.75%, 03/01/2026	10,082,000	9,443,708
Occidental Petroleum Corp., 5.55%, 03/15/2026(b)	5,706,000	5,702,322
ONEOK, Inc.
5.85%, 01/15/2026	4,006,000	4,023,912
5.00%, 03/01/2026	4,367,000	4,330,812
5.55%, 11/01/2026	5,046,000	5,059,734
Ovintiv, Inc., 5.38%, 01/01/2026	3,098,000	3,083,134
Phillips 66, 1.30%, 02/15/2026(b)	3,397,000	3,173,795
Pioneer Natural Resources Co.
1.13%, 01/15/2026(b)	5,002,000	4,681,165
5.10%, 03/29/2026	7,395,000	7,375,665
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	5,041,000	4,928,550
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	10,083,000	10,126,997
Shell International Finance B.V.
2.88%, 05/10/2026(b)	11,765,000	11,299,267
2.50%, 09/12/2026(b)	6,719,000	6,354,924
Spectra Energy Partners L.P., 3.38%, 10/15/2026	3,999,000	3,816,930
TransCanada PipeLines Ltd. (Canada)
4.88%, 01/15/2026(b)	5,690,000	5,637,314
6.20%, 03/09/2026	5,669,000	5,669,154
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	6,719,000	6,923,665
Valero Energy Corp., 3.40%, 09/15/2026	2,848,000	2,728,969
Williams Cos., Inc. (The), 5.40%, 03/02/2026	7,361,000	7,350,204
		216,405,354
Passenger Airlines-0.17%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	5,305,000	5,429,222
	Principal Amount	Value
Personal Care Products-0.29%
Kenvue, Inc., 5.35%, 03/22/2026(b)	$5,022,000	$ 5,036,881
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	4,674,000	4,388,528
		9,425,409
Pharmaceuticals-2.50%
AstraZeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026(b)	8,401,000	7,775,168
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026(b)	8,068,000	7,444,244
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	6,723,000	6,698,501
Eli Lilly and Co., 5.00%, 02/27/2026	5,040,000	5,040,974
Johnson & Johnson, 2.45%, 03/01/2026	13,446,000	12,880,688
Merck & Co., Inc., 0.75%, 02/24/2026(b)	6,719,000	6,252,074
Pfizer, Inc.
2.75%, 06/03/2026	8,405,000	8,043,630
3.00%, 12/15/2026(b)	11,767,000	11,227,053
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026(b)	15,112,000	14,581,984
		79,944,316
Professional Services-0.37%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	3,364,000	3,237,517
Concentrix Corp., 6.65%, 08/02/2026(b)	5,379,000	5,442,303
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	3,358,000	3,228,947
		11,908,767
Real Estate Management & Development-0.12%
CBRE Services, Inc., 4.88%, 03/01/2026	4,034,000	3,986,630
Residential REITs-0.20%
Camden Property Trust, 5.85%, 11/03/2026(b)	3,360,000	3,399,999
ERP Operating L.P., 2.85%, 11/01/2026	3,338,000	3,157,172
		6,557,171
Retail REITs-0.90%
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	4,058,000	3,940,255
Kimco Realty OP LLC, 2.80%, 10/01/2026	3,400,000	3,211,719
Realty Income Corp.
5.05%, 01/13/2026	3,360,000	3,337,975
4.88%, 06/01/2026	3,998,000	3,960,916
4.13%, 10/15/2026	4,400,000	4,287,870
Simon Property Group L.P.
3.30%, 01/15/2026	5,379,000	5,206,754
3.25%, 11/30/2026	5,063,000	4,833,170
		28,778,659
Semiconductors & Semiconductor Equipment-1.19%
Analog Devices, Inc., 3.50%, 12/05/2026	6,105,000	5,885,666
Intel Corp.
4.88%, 02/10/2026	10,081,000	10,018,175
2.60%, 05/19/2026(b)	6,725,000	6,403,068
Marvell Technology, Inc., 1.65%, 04/15/2026	3,358,000	3,133,470
NVIDIA Corp., 3.20%, 09/16/2026(b)	6,687,000	6,457,862

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc., 1.80%, 06/01/2026	$3,364,000	$ 3,117,028
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	3,400,000	3,121,606
		38,136,875
Software-2.61%
Fortinet, Inc., 1.00%, 03/15/2026	3,351,000	3,091,281
Intuit, Inc., 5.25%, 09/15/2026(b)	5,041,000	5,069,316
Microsoft Corp., 2.40%, 08/08/2026(b)	26,776,000	25,378,234
Oracle Corp.
1.65%, 03/25/2026	18,491,000	17,305,596
2.65%, 07/15/2026(b)	20,174,000	19,054,962
Roper Technologies, Inc., 3.80%, 12/15/2026	4,708,000	4,541,946
VMware LLC, 1.40%, 08/15/2026	10,086,000	9,238,597
		83,679,932
Specialized REITs-1.91%
American Tower Corp.
4.40%, 02/15/2026	3,362,000	3,300,738
1.60%, 04/15/2026(b)	4,703,000	4,379,919
1.45%, 09/15/2026(b)	4,032,000	3,687,151
3.38%, 10/15/2026	6,682,000	6,375,392
Crown Castle, Inc.
4.45%, 02/15/2026	6,052,000	5,944,664
3.70%, 06/15/2026	5,038,000	4,862,613
1.05%, 07/15/2026	6,721,000	6,126,006
Equinix, Inc., 1.45%, 05/15/2026	4,705,000	4,351,883
Extra Space Storage L.P., 3.50%, 07/01/2026(b)	3,920,000	3,760,591
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	6,516,000	6,459,238
Public Storage Operating Co.
0.88%, 02/15/2026	3,366,000	3,130,112
1.50%, 11/09/2026(b)	4,348,000	3,982,015
Weyerhaeuser Co., 4.75%, 05/15/2026	5,040,000	4,976,832
		61,337,154
Specialty Retail-2.49%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	15,413,000	15,557,293
4.90%, 10/01/2026	11,588,000	11,458,507
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	8,707,000	8,389,723
2.13%, 09/15/2026(b)	6,683,000	6,267,778
4.95%, 09/30/2026(b)	5,047,500	5,037,058
Lowe’s Cos., Inc.
4.80%, 04/01/2026(b)	6,727,000	6,673,216
2.50%, 04/15/2026	9,074,000	8,634,333
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	3,360,000	3,256,238
5.75%, 11/20/2026	5,046,000	5,095,969
Ross Stores, Inc., 0.88%, 04/15/2026	3,365,000	3,101,260
TJX Cos., Inc. (The), 2.25%, 09/15/2026	6,674,000	6,277,044
		79,748,419
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-2.57%
Apple, Inc.
0.70%, 02/08/2026(b)	$16,741,000	$15,585,865
3.25%, 02/23/2026(b)	21,847,000	21,224,006
4.42%, 05/08/2026	6,721,000	6,682,006
2.45%, 08/04/2026	15,132,000	14,345,892
2.05%, 09/11/2026	13,452,000	12,612,741
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026(b)	5,042,000	4,721,794
HP, Inc., 1.45%, 06/17/2026	3,457,000	3,190,130
IBM International Capital Pte. Ltd., 4.70%, 02/05/2026	4,107,000	4,071,671
		82,434,105
Textiles, Apparel & Luxury Goods-0.36%
NIKE, Inc., 2.38%, 11/01/2026	6,798,000	6,396,749
Tapestry, Inc., 7.00%, 11/27/2026(b)	5,020,000	5,155,880
		11,552,629
Tobacco-1.24%
Altria Group, Inc., 2.63%, 09/16/2026	3,360,000	3,161,299
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	6,685,000	6,365,347
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	10,082,000	9,418,929
Philip Morris International, Inc.
4.88%, 02/13/2026	11,428,000	11,356,728
2.75%, 02/25/2026(b)	5,021,000	4,811,444
0.88%, 05/01/2026(b)	5,042,000	4,643,512
		39,757,259
Trading Companies & Distributors-0.52%
Air Lease Corp.
2.88%, 01/15/2026(b)	9,754,000	9,326,942
1.88%, 08/15/2026	8,068,000	7,451,089
		16,778,031
Wireless Telecommunication Services-1.02%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	3,365,000	3,166,862
Sprint LLC, 7.63%, 03/01/2026	10,081,000	10,354,377
T-Mobile USA, Inc.
2.25%, 02/15/2026(b)	12,055,000	11,421,422
2.63%, 04/15/2026	8,019,000	7,608,341
		32,551,002
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,228,882,216)		3,163,718,253
	Shares
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $10,579,096)	10,579,096	10,579,096
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.06% (Cost $3,239,461,312)		3,174,297,349

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.92%
Invesco Private Government Fund, 5.30%(c)(d)(e)	91,197,129	$ 91,197,129
Invesco Private Prime Fund, 5.48%(c)(d)(e)	226,421,465	226,489,391
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $317,701,081)		317,686,520
TOTAL INVESTMENTS IN SECURITIES-108.98% (Cost $3,557,162,393)		3,491,983,869
OTHER ASSETS LESS LIABILITIES-(8.98)%		(287,681,053)
NET ASSETS-100.00%		$3,204,302,816

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$391,146	$109,960,207	$(99,772,257)	$-	$-	$10,579,096	$276,738
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	59,624,954	314,442,886	(282,870,711)	-	-	91,197,129	2,868,029*
Invesco Private Prime Fund	154,066,675	724,608,751	(652,214,388)	(15,479)	43,832	226,489,391	7,713,292*
Total	$214,082,775	$1,149,011,844	$(1,034,857,356)	$(15,479)	$43,832	$328,265,616	$10,858,059

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.01%
Aerospace & Defense-1.99%
Boeing Co. (The), 5.04%, 05/01/2027	$9,237,000	$ 9,030,185
General Dynamics Corp.
3.50%, 04/01/2027	3,440,000	3,306,031
2.63%, 11/15/2027(b)	2,300,000	2,133,175
Howmet Aerospace, Inc., 5.90%, 02/01/2027	2,881,000	2,913,835
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	2,757,000	2,583,905
L3Harris Technologies, Inc., 5.40%, 01/15/2027	5,770,000	5,788,898
Lockheed Martin Corp., 5.10%, 11/15/2027	3,460,000	3,478,685
Northrop Grumman Corp., 3.20%, 02/01/2027	3,451,000	3,289,582
RTX Corp., 3.13%, 05/04/2027(b)	5,075,000	4,802,690
		37,326,986
Air Freight & Logistics-0.23%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	4,620,000	4,339,390
Automobile Components-0.55%
BorgWarner, Inc., 2.65%, 07/01/2027	5,059,000	4,674,896
Lear Corp., 3.80%, 09/15/2027(b)	2,531,000	2,415,622
United Rentals (North America), Inc., 3.88%, 11/15/2027	3,445,000	3,240,935
		10,331,453
Automobiles-4.18%
American Honda Finance Corp.
2.35%, 01/08/2027	2,306,000	2,155,111
4.90%, 03/12/2027(b)	3,230,000	3,214,114
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	4,159,000	3,997,657
5.80%, 03/05/2027(b)	6,930,000	6,924,519
4.95%, 05/28/2027	6,930,000	6,758,434
4.13%, 08/17/2027	5,776,000	5,479,480
3.82%, 11/02/2027(b)	3,450,000	3,225,650
7.35%, 11/04/2027(b)	6,930,000	7,219,273
General Motors Co.
4.20%, 10/01/2027	3,452,000	3,317,057
6.80%, 10/01/2027	4,622,000	4,794,678
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027(b)	4,597,000	4,299,142
Toyota Motor Credit Corp.
3.20%, 01/11/2027(b)	3,463,000	3,305,705
1.90%, 01/13/2027	3,463,000	3,196,081
3.05%, 03/22/2027(b)	6,460,000	6,123,390
1.15%, 08/13/2027	2,773,000	2,461,165
4.55%, 09/20/2027(b)	4,603,000	4,541,276
5.45%, 11/10/2027	3,252,000	3,296,868
Series B, 5.00%, 03/19/2027(b)	4,160,000	4,153,684
		78,463,284
Banks-12.54%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027(b)	4,601,000	4,451,835
5.29%, 08/18/2027	8,081,000	8,015,739
Bank of America Corp.
3.25%, 10/21/2027(b)	11,471,000	10,828,882
Series L, 4.18%, 11/25/2027	9,237,000	8,909,661
	Principal Amount	Value
Banks-(continued)
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	$5,747,000	$5,377,156
Series H, 4.70%, 09/14/2027(b)	4,616,000	4,547,764
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027	3,472,000	3,193,827
2.95%, 03/11/2027	3,212,000	3,026,470
Canadian Imperial Bank of Commerce (Canada), 3.45%, 04/07/2027(b)	4,606,000	4,396,753
Citigroup, Inc., 4.45%, 09/29/2027	17,771,000	17,301,199
Cooperatieve Rabobank U.A. (Netherlands), 5.04%, 03/05/2027	2,997,000	2,987,903
Fifth Third Bancorp, 2.55%, 05/05/2027	3,446,000	3,197,094
Fifth Third Bank N.A., 2.25%, 02/01/2027	2,754,000	2,542,168
HSBC USA, Inc., 5.29%, 03/04/2027	4,617,000	4,628,923
JPMorgan Chase & Co.
8.00%, 04/29/2027	2,298,000	2,472,574
4.25%, 10/01/2027	6,927,000	6,754,192
3.63%, 12/01/2027(b)	5,083,000	4,848,025
KeyBank N.A., 5.85%, 11/15/2027(b)	4,608,000	4,576,380
KeyCorp, 2.25%, 04/06/2027(b)	3,697,000	3,346,393
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	5,750,000	5,529,958
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	2,285,000	2,117,316
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	4,621,000	4,453,072
3.29%, 07/25/2027	4,617,000	4,366,999
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	2,298,000	2,202,256
3.17%, 09/11/2027(b)	5,058,000	4,737,256
PNC Bank N.A., 3.10%, 10/25/2027(b)	4,607,000	4,298,383
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	3,448,000	3,267,612
Royal Bank of Canada (Canada)
4.88%, 01/19/2027(b)	5,770,000	5,729,886
2.05%, 01/21/2027(b)	2,348,000	2,176,850
3.63%, 05/04/2027(b)	5,545,000	5,324,735
4.24%, 08/03/2027(b)	5,768,000	5,618,542
6.00%, 11/01/2027(b)	6,234,000	6,389,569
Santander Holdings USA, Inc., 4.40%, 07/13/2027	4,834,000	4,667,249
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	5,767,000	5,518,392
2.17%, 01/14/2027	2,298,000	2,126,772
3.36%, 07/12/2027(b)	8,084,000	7,658,984
3.35%, 10/18/2027	3,465,000	3,262,821
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	3,459,000	3,198,224
2.80%, 03/10/2027	5,078,000	4,759,974
4.98%, 04/05/2027(b)	3,911,000	3,882,151
4.11%, 06/08/2027(b)	6,929,000	6,715,984
4.69%, 09/15/2027	6,930,000	6,811,555
Truist Financial Corp., 1.13%, 08/03/2027(b)	3,453,000	3,036,905
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	5,979,000	5,676,670
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Banks-(continued)
UBS AG (Switzerland), 5.00%, 07/09/2027	$5,510,000	$ 5,448,699
Wells Fargo & Co., 4.30%, 07/22/2027	11,547,000	11,226,727
		235,606,479
Beverages-1.78%
Coca-Cola Co. (The)
3.38%, 03/25/2027(b)	4,606,000	4,439,865
2.90%, 05/25/2027	2,295,000	2,176,167
1.45%, 06/01/2027(b)	6,897,000	6,261,398
Constellation Brands, Inc.
3.50%, 05/09/2027	2,291,000	2,180,315
4.35%, 05/09/2027	2,797,000	2,730,640
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	3,454,000	3,481,306
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027(b)	3,481,000	3,472,329
PepsiCo, Inc.
2.63%, 03/19/2027	2,295,000	2,157,154
3.00%, 10/15/2027	6,930,000	6,528,416
		33,427,590
Biotechnology-1.63%
AbbVie, Inc., 4.80%, 03/15/2027	10,403,000	10,342,956
Amgen, Inc.
2.20%, 02/21/2027	7,943,000	7,345,986
3.20%, 11/02/2027(b)	4,614,000	4,337,517
Gilead Sciences, Inc.
2.95%, 03/01/2027(b)	5,770,000	5,465,534
1.20%, 10/01/2027(b)	3,442,000	3,046,660
		30,538,653
Broadline Retail-2.25%
Amazon.com, Inc.
3.30%, 04/13/2027	9,230,000	8,836,663
1.20%, 06/03/2027	5,770,000	5,184,203
3.15%, 08/22/2027	16,163,000	15,323,971
4.55%, 12/01/2027(b)	9,234,000	9,160,163
eBay, Inc., 3.60%, 06/05/2027(b)	3,913,000	3,746,270
		42,251,270
Building Products-0.14%
Carlisle Cos., Inc., 3.75%, 12/01/2027	2,759,000	2,619,318
Capital Markets-5.75%
Ares Capital Corp.
7.00%, 01/15/2027	4,205,000	4,297,489
2.88%, 06/15/2027(b)	2,357,000	2,164,873
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	3,928,000	3,643,600
3.25%, 05/16/2027	3,463,000	3,302,846
BlackRock, Inc., 3.20%, 03/15/2027	3,225,000	3,090,496
Blackstone Secured Lending Fund, 2.13%, 02/15/2027(b)	2,847,000	2,569,424
Blue Owl Capital Corp., 2.63%, 01/15/2027(b)	2,297,000	2,101,963
Cboe Global Markets, Inc., 3.65%, 01/12/2027(b)	3,002,000	2,900,593
Charles Schwab Corp. (The)
3.20%, 03/02/2027	2,998,000	2,845,291
2.45%, 03/03/2027	6,900,000	6,412,949
3.30%, 04/01/2027(b)	3,500,000	3,335,199
	Principal Amount	Value
Capital Markets-(continued)
FactSet Research Systems, Inc., 2.90%, 03/01/2027	$2,288,000	$ 2,137,949
FS KKR Capital Corp., 3.25%, 07/15/2027	2,303,000	2,090,890
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	3,720,000	3,780,053
3.85%, 01/26/2027	13,821,000	13,347,564
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	3,504,000	3,450,406
Morgan Stanley
3.63%, 01/20/2027(b)	13,847,000	13,323,928
3.95%, 04/23/2027	9,236,000	8,913,364
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027	5,771,000	5,322,584
5.39%, 07/06/2027(b)	2,318,000	2,317,151
Northern Trust Corp., 4.00%, 05/10/2027	4,617,000	4,493,014
S&P Global, Inc.
2.95%, 01/22/2027	2,304,000	2,183,539
2.45%, 03/01/2027	5,690,000	5,303,001
State Street Corp., 4.99%, 03/18/2027(b)	4,620,000	4,612,363
		107,940,529
Chemicals-1.81%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027(b)	3,005,000	2,757,014
Albemarle Corp., 4.65%, 06/01/2027	3,000,000	2,938,558
Celanese US Holdings LLC, 6.17%, 07/15/2027(b)	9,237,000	9,365,661
Ecolab, Inc.
1.65%, 02/01/2027	2,311,000	2,120,579
3.25%, 12/01/2027	2,290,000	2,163,796
LYB International Finance II B.V., 3.50%, 03/02/2027(b)	2,718,000	2,597,746
Mosaic Co. (The), 4.05%, 11/15/2027(b)	3,305,000	3,174,275
Olin Corp., 5.13%, 09/15/2027	2,295,000	2,227,590
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	6,930,000	6,603,339
		33,948,558
Commercial Services & Supplies-0.57%
Cintas Corp. No. 2, 3.70%, 04/01/2027(b)	4,700,000	4,543,639
Republic Services, Inc., 3.38%, 11/15/2027(b)	3,015,000	2,856,643
Waste Management, Inc., 3.15%, 11/15/2027	3,444,000	3,247,375
		10,647,657
Communications Equipment-0.61%
Cisco Systems, Inc., 4.80%, 02/26/2027(b)	9,230,000	9,204,161
Nokia OYJ (Finland), 4.38%, 06/12/2027(b)	2,336,000	2,272,193
		11,476,354
Construction Materials-0.12%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	2,300,000	2,173,950

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Consumer Finance-3.88%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	$3,449,000	$3,349,546
7.10%, 11/15/2027(b)	3,476,000	3,618,219
American Express Co.
2.55%, 03/04/2027	8,082,000	7,532,514
3.30%, 05/03/2027	7,630,000	7,255,413
5.85%, 11/05/2027(b)	6,924,000	7,087,692
Capital One Financial Corp.
3.75%, 03/09/2027	6,204,000	5,947,230
3.65%, 05/11/2027(b)	4,607,000	4,397,877
Discover Financial Services, 4.10%, 02/09/2027	4,596,000	4,417,601
General Motors Financial Co., Inc.
4.35%, 01/17/2027	5,773,000	5,625,234
2.35%, 02/26/2027	4,618,000	4,255,663
5.00%, 04/09/2027(b)	5,769,000	5,707,081
5.40%, 05/08/2027(b)	5,540,000	5,531,974
2.70%, 08/20/2027	4,113,000	3,786,903
Synchrony Financial, 3.95%, 12/01/2027	4,598,000	4,306,321
		72,819,268
Consumer Staples Distribution & Retail-1.57%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	4,597,000	4,390,516
1.38%, 06/20/2027	5,749,000	5,188,618
Dollar General Corp.
3.88%, 04/15/2027	2,765,000	2,663,397
4.63%, 11/01/2027	2,573,000	2,516,856
Kroger Co. (The), 3.70%, 08/01/2027	2,763,000	2,652,922
Sysco Corp., 3.25%, 07/15/2027	3,496,000	3,301,844
Target Corp., 1.95%, 01/15/2027(b)	4,620,000	4,298,046
Walmart, Inc., 3.95%, 09/09/2027	4,609,000	4,492,816
		29,505,015
Containers & Packaging-0.12%
Packaging Corp. of America, 3.40%, 12/15/2027	2,306,000	2,178,169
Diversified REITs-0.23%
Digital Realty Trust L.P., 3.70%, 08/15/2027	4,603,000	4,383,126
Diversified Telecommunication Services-2.43%
AT&T, Inc.
4.25%, 03/01/2027	6,896,000	6,736,719
2.30%, 06/01/2027	11,547,000	10,617,691
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027(b)	5,770,000	5,598,905
TELUS Corp. (Canada)
2.80%, 02/16/2027	2,760,000	2,584,830
3.70%, 09/15/2027(b)	2,301,000	2,190,480
Verizon Communications, Inc.
4.13%, 03/16/2027	15,000,000	14,611,506
3.00%, 03/22/2027(b)	3,458,000	3,267,542
		45,607,673
Electric Utilities-4.27%
Alabama Power Co., 3.75%, 09/01/2027	2,538,000	2,443,021
American Electric Power Co., Inc.
5.75%, 11/01/2027	2,325,000	2,360,809
3.20%, 11/13/2027(b)	2,293,000	2,141,473
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Corp.
4.85%, 01/05/2027(b)	$2,800,000	$2,774,346
3.15%, 08/15/2027(b)	3,452,000	3,243,789
5.00%, 12/08/2027	2,305,000	2,292,983
Duke Energy Florida LLC, 3.20%, 01/15/2027(b)	2,993,000	2,851,010
Edison International, 5.75%, 06/15/2027(b)	2,759,000	2,775,176
Eversource Energy
2.90%, 03/01/2027	2,981,000	2,788,206
4.60%, 07/01/2027	2,759,000	2,695,941
Exelon Corp., 2.75%, 03/15/2027	2,966,000	2,774,037
FirstEnergy Corp., Series B, 4.15%, 07/15/2027(b)	6,924,000	6,598,519
Georgia Power Co., 5.00%, 02/23/2027	2,300,000	2,296,110
ITC Holdings Corp., 3.35%, 11/15/2027	2,319,000	2,177,502
National Rural Utilities Cooperative Finance Corp., 4.80%, 02/05/2027(b)	2,763,000	2,746,488
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	4,621,000	4,237,856
3.55%, 05/01/2027	6,875,000	6,557,253
4.63%, 07/15/2027(b)	5,774,000	5,670,259
Pacific Gas and Electric Co., 2.10%, 08/01/2027	4,600,000	4,146,782
Southern California Edison Co.
4.88%, 02/01/2027	2,307,000	2,289,780
5.85%, 11/01/2027	3,455,000	3,522,171
Series D, 4.70%, 06/01/2027	2,768,000	2,729,130
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027(b)	3,459,000	3,311,173
Series B, 3.75%, 05/15/2027	2,759,000	2,658,630
Xcel Energy, Inc., 1.75%, 03/15/2027	2,339,000	2,120,552
		80,202,996
Electrical Equipment-0.11%
Emerson Electric Co., 1.80%, 10/15/2027	2,300,000	2,085,452
Electronic Equipment, Instruments & Components-0.45%
Eaton Corp., 3.10%, 09/15/2027(b)	3,216,000	3,030,722
Jabil, Inc., 4.25%, 05/15/2027	2,311,000	2,230,910
Keysight Technologies, Inc., 4.60%, 04/06/2027(b)	3,304,000	3,240,648
		8,502,280
Energy Equipment & Services-0.31%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(b)	6,203,000	5,845,217
Entertainment-1.42%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	2,804,000	2,688,773
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	4,599,000	4,354,321
Walt Disney Co. (The), 3.70%, 03/23/2027	2,311,000	2,238,622
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	18,385,000	17,437,797
		26,719,513

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Financial Services-3.61%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027(b)	$4,150,000	$4,211,074
6.45%, 04/15/2027	7,906,000	8,095,146
3.65%, 07/21/2027	4,603,000	4,355,720
4.63%, 10/15/2027(b)	2,797,000	2,719,167
Blackstone Private Credit Fund, 3.25%, 03/15/2027	4,580,000	4,226,888
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	2,797,000	2,897,910
Corebridge Financial, Inc., 3.65%, 04/05/2027	5,721,000	5,465,928
Fiserv, Inc.
5.15%, 03/15/2027	3,450,000	3,444,317
2.25%, 06/01/2027	4,645,000	4,260,666
Global Payments, Inc.
2.15%, 01/15/2027(b)	3,452,000	3,183,877
4.95%, 08/15/2027	2,298,000	2,268,568
Mastercard, Inc., 3.30%, 03/26/2027	4,604,000	4,410,505
ORIX Corp. (Japan)
3.70%, 07/18/2027	2,300,000	2,191,273
5.00%, 09/13/2027	2,316,000	2,298,918
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	2,302,000	2,229,164
Visa, Inc.
1.90%, 04/15/2027(b)	6,927,000	6,382,303
0.75%, 08/15/2027(b)	2,296,000	2,027,112
2.75%, 09/15/2027(b)	3,448,000	3,229,579
		67,898,115
Food Products-2.36%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	2,755,000	2,622,900
Campbell Soup Co., 5.20%, 03/19/2027(b)	2,300,000	2,301,964
Conagra Brands, Inc., 1.38%, 11/01/2027	4,600,000	4,027,939
General Mills, Inc.
4.70%, 01/30/2027	2,351,000	2,319,752
3.20%, 02/10/2027	3,450,000	3,278,533
Hormel Foods Corp., 4.80%, 03/30/2027(b)	2,350,000	2,340,216
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 2.50%, 01/15/2027	4,564,000	4,205,709
JM Smucker Co. (The), 3.38%, 12/15/2027(b)	2,299,000	2,169,118
Kellanova, 3.40%, 11/15/2027	2,796,000	2,637,407
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027(b)	6,229,000	6,027,085
McCormick & Co., Inc., 3.40%, 08/15/2027	3,452,000	3,272,153
Mondelez International, Inc., 2.63%, 03/17/2027(b)	3,448,000	3,225,470
Tyson Foods, Inc., 3.55%, 06/02/2027	6,206,000	5,904,193
		44,332,439
	Principal Amount	Value
Gas Utilities-0.28%
Atmos Energy Corp., 3.00%, 06/15/2027	$2,290,000	$ 2,156,319
Southern California Gas Co., 2.95%, 04/15/2027(b)	3,300,000	3,106,858
		5,263,177
Ground Transportation-0.55%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	2,300,000	2,194,046
CSX Corp., 3.25%, 06/01/2027	3,924,000	3,726,026
Union Pacific Corp.
2.15%, 02/05/2027	2,304,000	2,140,110
3.00%, 04/15/2027(b)	2,304,000	2,188,077
		10,248,259
Health Care Equipment & Supplies-1.16%
Baxter International, Inc., 1.92%, 02/01/2027	6,648,000	6,069,606
Becton, Dickinson and Co., 3.70%, 06/06/2027	7,964,000	7,626,668
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	8,061,000	8,159,173
		21,855,447
Health Care Providers & Services-4.63%
Cardinal Health, Inc., 3.41%, 06/15/2027	5,618,000	5,334,954
Cencora, Inc., 3.45%, 12/15/2027	3,498,000	3,300,848
Centene Corp., 4.25%, 12/15/2027	11,105,000	10,576,803
Cigna Group (The)
3.40%, 03/01/2027(b)	6,128,000	5,849,945
3.05%, 10/15/2027(b)	2,496,000	2,337,597
CommonSpirit Health, 6.07%, 11/01/2027	2,337,000	2,394,302
CVS Health Corp.
3.63%, 04/01/2027(b)	3,446,000	3,295,064
1.30%, 08/21/2027	10,388,000	9,163,470
Elevance Health, Inc., 3.65%, 12/01/2027	7,503,000	7,141,361
HCA, Inc.
4.50%, 02/15/2027	5,603,000	5,469,184
3.13%, 03/15/2027(b)	4,609,000	4,343,415
Humana, Inc.
1.35%, 02/03/2027(b)	3,173,000	2,862,669
3.95%, 03/15/2027	2,486,000	2,397,225
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	2,630,000	2,510,234
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	2,762,000	2,632,120
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	2,304,000	2,216,452
UnitedHealth Group, Inc.
3.45%, 01/15/2027	3,453,000	3,323,333
3.38%, 04/15/2027(b)	2,892,000	2,769,423
4.60%, 04/15/2027	2,306,000	2,281,170
3.70%, 05/15/2027	2,805,000	2,708,402
2.95%, 10/15/2027	4,396,000	4,116,250
		87,024,221
Health Care REITs-0.40%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027	2,298,000	2,168,414

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Health Care REITs-(continued)
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	$3,300,000	$ 3,189,360
Welltower OP LLC, 2.70%, 02/15/2027	2,303,000	2,161,968
		7,519,742
Hotels, Restaurants & Leisure-1.48%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	2,304,000	2,207,515
Expedia Group, Inc., 4.63%, 08/01/2027(b)	3,445,000	3,374,384
Hyatt Hotels Corp., 5.75%, 01/30/2027	2,775,000	2,800,404
Marriott International, Inc., 5.00%, 10/15/2027	4,607,000	4,582,796
McDonald’s Corp.
3.50%, 03/01/2027(b)	3,912,000	3,757,253
3.50%, 07/01/2027	4,609,000	4,398,532
Starbucks Corp.
4.85%, 02/08/2027	4,620,000	4,591,783
2.00%, 03/12/2027	2,306,000	2,121,469
		27,834,136
Household Durables-0.52%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	2,285,000	2,024,084
Leggett & Platt, Inc., 3.50%, 11/15/2027(b)	2,290,000	2,081,145
Lennar Corp., 4.75%, 11/29/2027(b)	3,596,000	3,552,836
PulteGroup, Inc., 5.00%, 01/15/2027	2,050,000	2,032,302
		9,690,367
Household Products-0.76%
Colgate-Palmolive Co., 3.10%, 08/15/2027	2,296,000	2,183,978
Kimberly-Clark Corp., 1.05%, 09/15/2027(b)	2,761,000	2,436,430
Procter & Gamble Co. (The)
1.90%, 02/01/2027	4,597,000	4,267,331
2.80%, 03/25/2027	2,309,000	2,190,475
2.85%, 08/11/2027	3,472,000	3,276,776
		14,354,990
Independent Power and Renewable Electricity Producers-0.16%
NSTAR Electric Co., 3.20%, 05/15/2027	3,219,000	3,063,094
Industrial Conglomerates-0.42%
3M Co., 2.88%, 10/15/2027	3,927,000	3,648,785
Honeywell International, Inc., 1.10%, 03/01/2027	4,615,000	4,172,416
		7,821,201
Insurance-1.53%
American National Group, Inc., 5.00%, 06/15/2027	2,286,000	2,216,330
Aon Corp., 8.21%, 01/01/2027	2,400,000	2,550,562
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027	2,798,000	2,619,579
Aon North America, Inc., 5.13%, 03/01/2027(b)	2,800,000	2,793,373
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	3,452,000	3,231,277
Brighthouse Financial, Inc., 3.70%, 06/22/2027	3,480,000	3,297,368
CNA Financial Corp., 3.45%, 08/15/2027	2,307,000	2,181,705
	Principal Amount	Value
Insurance-(continued)
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027	$2,294,000	$ 2,135,799
Progressive Corp. (The)
2.45%, 01/15/2027	2,290,000	2,140,860
2.50%, 03/15/2027(b)	2,310,000	2,156,713
Willis North America, Inc., 4.65%, 06/15/2027	3,498,000	3,425,907
		28,749,473
Interactive Media & Services-0.84%
Alphabet, Inc., 0.80%, 08/15/2027(b)	4,617,000	4,096,843
Meta Platforms, Inc., 3.50%, 08/15/2027(b)	12,268,000	11,765,375
		15,862,218
IT Services-0.86%
International Business Machines Corp.
3.30%, 01/27/2027	2,310,000	2,213,316
2.20%, 02/09/2027	2,988,000	2,772,459
1.70%, 05/15/2027	5,770,000	5,245,899
4.15%, 07/27/2027	3,504,000	3,415,634
VeriSign, Inc., 4.75%, 07/15/2027	2,527,000	2,479,095
		16,126,403
Leisure Products-0.11%
Hasbro, Inc., 3.50%, 09/15/2027	2,290,000	2,150,433
Life Sciences Tools & Services-0.27%
Illumina, Inc., 5.75%, 12/13/2027	2,351,000	2,365,272
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027	2,751,000	2,737,871
		5,103,143
Machinery-2.23%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	2,352,000	2,165,200
4.50%, 01/08/2027	2,300,000	2,275,243
3.60%, 08/12/2027(b)	3,256,000	3,123,714
1.10%, 09/14/2027	3,440,000	3,051,221
CNH Industrial N.V., 3.85%, 11/15/2027(b)	2,301,000	2,204,196
John Deere Capital Corp.
4.50%, 01/08/2027	3,460,000	3,421,863
1.70%, 01/11/2027	2,295,000	2,111,560
4.85%, 03/05/2027(b)	2,533,000	2,523,953
2.35%, 03/08/2027(b)	2,346,000	2,186,235
1.75%, 03/09/2027	2,304,000	2,112,099
2.80%, 09/08/2027(b)	2,295,000	2,144,582
4.15%, 09/15/2027(b)	4,137,000	4,039,537
Otis Worldwide Corp., 2.29%, 04/05/2027	2,296,000	2,130,982
Parker-Hannifin Corp.
3.25%, 03/01/2027(b)	3,220,000	3,068,592
4.25%, 09/15/2027	5,537,000	5,384,221
		41,943,198

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Media-1.12%
Comcast Corp.
2.35%, 01/15/2027	$6,462,000	$6,029,879
3.30%, 02/01/2027(b)	5,775,000	5,528,414
3.30%, 04/01/2027(b)	3,697,000	3,528,618
5.35%, 11/15/2027(b)	3,481,000	3,517,550
Paramount Global, 2.90%, 01/15/2027(b)	2,720,000	2,505,662
		21,110,123
Metals & Mining-0.43%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	5,605,000	5,793,302
Nucor Corp., 4.30%, 05/23/2027(b)	2,316,000	2,266,206
		8,059,508
Multi-Utilities-0.80%
Ameren Corp., 1.95%, 03/15/2027	2,308,000	2,111,210
NiSource, Inc., 3.49%, 05/15/2027	4,620,000	4,395,757
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	3,222,000	3,278,447
Sempra, 3.25%, 06/15/2027	3,460,000	3,254,240
WEC Energy Group, Inc., 1.38%, 10/15/2027	2,290,000	2,018,560
		15,058,214
Office REITs-0.19%
Boston Properties L.P., 6.75%, 12/01/2027(b)	3,504,000	3,603,678
Oil, Gas & Consumable Fuels-6.21%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	2,299,000	2,235,714
BP Capital Markets America, Inc., 3.54%, 04/06/2027	2,302,000	2,208,511
BP Capital Markets PLC, 3.28%, 09/19/2027	6,926,000	6,551,707
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	5,775,000	5,540,242
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	5,600,000	5,556,350
Chevron Corp., 2.00%, 05/11/2027	4,617,000	4,255,154
Chevron USA, Inc., 1.02%, 08/12/2027	3,483,000	3,083,524
Coterra Energy, Inc., 3.90%, 05/15/2027	3,160,000	3,032,562
DCP Midstream Operating L.P., 5.63%, 07/15/2027(b)	2,305,000	2,328,260
Enbridge, Inc. (Canada)
5.25%, 04/05/2027	3,458,000	3,451,373
3.70%, 07/15/2027	3,216,000	3,079,971
Energy Transfer L.P.
4.40%, 03/15/2027	3,223,000	3,140,920
4.20%, 04/15/2027	2,768,000	2,681,161
4.00%, 10/01/2027	3,450,000	3,303,481
Enterprise Products Operating LLC
4.60%, 01/11/2027	4,620,000	4,570,017
3.95%, 02/15/2027(b)	2,676,000	2,602,076
EQT Corp., 3.90%, 10/01/2027(b)	5,403,000	5,155,731
Equinor ASA (Norway), 3.00%, 04/06/2027(b)	2,400,000	2,278,844
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	4,599,000	4,429,945
Hess Corp., 4.30%, 04/01/2027	4,620,000	4,498,073
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Marathon Oil Corp., 4.40%, 07/15/2027(b)	$4,605,000	$ 4,504,051
MPLX L.P., 4.13%, 03/01/2027	5,749,000	5,571,414
Occidental Petroleum Corp., 8.50%, 07/15/2027(b)	2,255,000	2,416,402
ONEOK, Inc., 4.00%, 07/13/2027	2,300,000	2,215,745
Phillips 66 Co., 4.95%, 12/01/2027(b)	3,463,000	3,441,893
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	6,904,000	6,848,044
Targa Resources Corp., 5.20%, 07/01/2027	3,464,000	3,451,480
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	3,255,000	3,276,626
TC PipeLines L.P., 3.90%, 05/25/2027	2,301,000	2,200,877
Valero Energy Corp., 2.15%, 09/15/2027(b)	2,599,000	2,353,006
Williams Cos., Inc. (The), 3.75%, 06/15/2027	6,695,000	6,401,870
		116,665,024
Passenger Airlines-0.42%
Southwest Airlines Co., 5.13%, 06/15/2027	8,005,000	7,956,542
Personal Care Products-0.35%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027(b)	2,295,000	2,189,577
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027(b)	4,620,000	4,379,845
		6,569,422
Pharmaceuticals-3.83%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(b)	5,796,000	5,765,495
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	3,480,000	3,297,636
Bristol-Myers Squibb Co.
4.90%, 02/22/2027(b)	4,618,000	4,603,979
3.25%, 02/27/2027	2,405,000	2,307,269
1.13%, 11/13/2027	4,597,000	4,038,041
Eli Lilly and Co.
4.50%, 02/09/2027(b)	4,610,000	4,563,497
3.10%, 05/15/2027(b)	1,853,000	1,766,315
Haleon US Capital LLC, 3.38%, 03/24/2027	9,050,000	8,615,949
Johnson & Johnson
2.95%, 03/03/2027(b)	4,601,000	4,387,239
0.95%, 09/01/2027(b)	6,894,000	6,114,424
Merck & Co., Inc., 1.70%, 06/10/2027	6,929,000	6,307,922
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	5,803,000	5,396,924
3.10%, 05/17/2027	4,607,000	4,402,657
Royalty Pharma PLC, 1.75%, 09/02/2027(b)	4,602,000	4,107,868
Viatris, Inc., 2.30%, 06/22/2027	3,445,000	3,128,187
Zoetis, Inc., 3.00%, 09/12/2027(b)	3,462,000	3,236,107
		72,039,509
Professional Services-0.18%
Equifax, Inc., 5.10%, 12/15/2027	3,462,000	3,433,831

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Residential REITs-0.14%
Mid-America Apartments L.P., 3.60%, 06/01/2027	$2,766,000	$ 2,647,557
Retail REITs-0.88%
Realty Income Corp.
3.00%, 01/15/2027	2,767,000	2,613,941
3.95%, 08/15/2027	2,738,000	2,638,266
Regency Centers L.P., 3.60%, 02/01/2027	2,461,000	2,363,893
Simon Property Group L.P.
1.38%, 01/15/2027	2,544,000	2,308,884
3.38%, 06/15/2027	3,498,000	3,329,408
3.38%, 12/01/2027	3,505,000	3,312,561
		16,566,953
Semiconductors & Semiconductor Equipment-2.70%
Applied Materials, Inc., 3.30%, 04/01/2027	5,556,000	5,330,677
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	13,480,000	13,018,040
Intel Corp.
3.75%, 03/25/2027	4,608,000	4,449,210
3.15%, 05/11/2027(b)	4,616,000	4,378,422
3.75%, 08/05/2027(b)	5,803,000	5,581,666
Micron Technology, Inc., 4.19%, 02/15/2027	4,150,000	4,030,139
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	9,235,000	8,844,288
Texas Instruments, Inc.
4.60%, 02/08/2027(b)	3,000,000	2,982,633
2.90%, 11/03/2027(b)	2,291,000	2,151,971
		50,767,046
Software-3.44%
Adobe, Inc.
2.15%, 02/01/2027(b)	3,910,000	3,640,549
4.85%, 04/04/2027	2,303,000	2,301,334
Autodesk, Inc., 3.50%, 06/15/2027(b)	2,298,000	2,193,656
Intuit, Inc., 1.35%, 07/15/2027(b)	2,306,000	2,066,768
Microsoft Corp., 3.30%, 02/06/2027	18,465,000	17,776,287
Oracle Corp.
2.80%, 04/01/2027	10,384,000	9,721,828
3.25%, 11/15/2027	12,699,000	11,934,480
Roper Technologies, Inc., 1.40%, 09/15/2027	3,223,000	2,853,336
VMware LLC
4.65%, 05/15/2027	2,302,000	2,258,320
3.90%, 08/21/2027	5,759,000	5,505,171
Workday, Inc., 3.50%, 04/01/2027	4,606,000	4,402,185
		64,653,914
Specialized REITs-1.14%
American Tower Corp.
2.75%, 01/15/2027(b)	3,459,000	3,245,488
3.65%, 03/15/2027(b)	3,004,000	2,874,833
3.55%, 07/15/2027	3,447,000	3,266,313
Crown Castle, Inc.
4.00%, 03/01/2027	2,300,000	2,214,784
2.90%, 03/15/2027(b)	3,455,000	3,232,045
3.65%, 09/01/2027(b)	4,600,000	4,363,625
Public Storage Operating Co., 3.09%, 09/15/2027	2,309,000	2,172,221
		21,369,309
	Principal Amount	Value
Specialty Retail-1.42%
AutoZone, Inc., 3.75%, 06/01/2027(b)	$2,768,000	$ 2,658,392
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	3,468,000	3,245,989
2.88%, 04/15/2027(b)	3,441,000	3,252,396
2.80%, 09/14/2027	4,619,000	4,321,560
Lowe’s Cos., Inc.
3.35%, 04/01/2027(b)	3,450,000	3,288,760
3.10%, 05/03/2027(b)	6,907,000	6,545,598
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	3,458,000	3,290,389
		26,603,084
Technology Hardware, Storage & Peripherals-2.29%
Apple, Inc.
3.35%, 02/09/2027	10,390,000	10,002,802
3.20%, 05/11/2027(b)	9,230,000	8,833,120
3.00%, 06/20/2027	4,622,000	4,386,703
2.90%, 09/12/2027(b)	9,233,000	8,702,816
3.00%, 11/13/2027(b)	6,925,000	6,553,809
IBM International Capital Pte. Ltd., 4.60%, 02/05/2027(b)	2,300,000	2,266,280
NetApp, Inc., 2.38%, 06/22/2027	2,535,000	2,323,574
		43,069,104
Textiles, Apparel & Luxury Goods-0.34%
NIKE, Inc., 2.75%, 03/27/2027(b)	4,622,000	4,361,443
VF Corp., 2.80%, 04/23/2027	2,304,000	2,089,342
		6,450,785
Tobacco-0.88%
B.A.T Capital Corp. (United Kingdom), 4.70%, 04/02/2027	4,142,000	4,071,086
Philip Morris International, Inc.
4.75%, 02/12/2027	3,460,000	3,429,325
3.13%, 08/17/2027(b)	2,303,000	2,175,596
5.13%, 11/17/2027	6,929,000	6,917,838
		16,593,845
Trading Companies & Distributors-0.58%
Air Lease Corp.
2.20%, 01/15/2027	3,504,000	3,224,020
3.63%, 04/01/2027(b)	2,286,000	2,156,278
3.63%, 12/01/2027	2,288,000	2,158,165
5.85%, 12/15/2027(b)	3,230,000	3,266,124
		10,804,587
Water Utilities-0.14%
American Water Capital Corp., 2.95%, 09/01/2027(b)	2,800,000	2,620,385
Wireless Telecommunication Services-0.42%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027(b)	5,930,000	5,615,353
T-Mobile USA, Inc., 5.38%, 04/15/2027	2,305,000	2,311,041
		7,926,394
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,898,761,825)		1,860,349,050

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $799,195)	799,195	$ 799,195
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.05% (Cost $1,899,561,020)		1,861,148,245
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.31%
Invesco Private Government Fund, 5.30%(c)(d)(e)	85,823,245	85,823,245
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(c)(d)(e)	220,622,158	$ 220,688,345
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $306,529,991)		306,511,590
TOTAL INVESTMENTS IN SECURITIES-115.36% (Cost $2,206,091,011)		2,167,659,835
OTHER ASSETS LESS LIABILITIES-(15.36)%		(288,668,024)
NET ASSETS-100.00%		$1,878,991,811

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,994	$44,947,450	$(44,202,249)	$-	$-	$799,195	$100,849
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,041,712	290,507,446	(262,725,913)	-	-	85,823,245	2,866,196*
Invesco Private Prime Fund	149,226,869	707,283,636	(635,846,855)	(21,706)	46,401	220,688,345	7,670,392*
Total	$207,322,575	$1,042,738,532	$(942,775,017)	$(21,706)	$46,401	$307,310,785	$10,637,437

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.77%
Aerospace & Defense-2.78%
Boeing Co. (The), 3.25%, 02/01/2028	$5,458,000	$ 4,975,624
General Dynamics Corp., 3.75%, 05/15/2028	4,960,000	4,763,713
HEICO Corp., 5.25%, 08/01/2028	2,980,000	2,973,087
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	2,967,000	2,592,080
L3Harris Technologies, Inc., 4.40%, 06/15/2028	4,208,000	4,072,680
Lockheed Martin Corp., 4.45%, 05/15/2028(b)	2,468,000	2,427,161
Northrop Grumman Corp., 3.25%, 01/15/2028	9,927,000	9,333,853
RTX Corp., 4.13%, 11/16/2028	14,888,000	14,267,685
		45,405,883
Air Freight & Logistics-0.32%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	2,973,000	2,867,870
FedEx Corp., 3.40%, 02/15/2028(b)	2,467,000	2,328,814
		5,196,684
Automobiles-3.53%
American Honda Finance Corp.
4.70%, 01/12/2028(b)	2,483,000	2,457,543
3.50%, 02/15/2028	2,480,000	2,351,641
2.00%, 03/24/2028(b)	3,717,000	3,327,612
5.13%, 07/07/2028(b)	3,960,000	3,970,848
5.65%, 11/15/2028(b)	3,960,000	4,050,114
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	3,710,000	3,343,193
6.80%, 05/12/2028(b)	7,442,000	7,656,881
6.80%, 11/07/2028	7,440,000	7,686,061
General Motors Co., 5.00%, 10/01/2028	3,716,000	3,669,031
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028	2,478,000	2,491,830
3.67%, 07/20/2028	2,480,000	2,380,196
Toyota Motor Credit Corp.
3.05%, 01/11/2028	2,458,000	2,300,958
4.63%, 01/12/2028(b)	4,960,000	4,904,480
1.90%, 04/06/2028(b)	3,710,000	3,316,531
5.25%, 09/11/2028	3,724,000	3,758,589
		57,665,508
Banks-12.96%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028	6,200,000	5,945,841
5.59%, 08/08/2028	7,440,000	7,486,604
6.61%, 11/07/2028(b)	6,200,000	6,504,400
Bank of Montreal (Canada)
5.20%, 02/01/2028(b)	5,954,000	5,966,569
5.72%, 09/25/2028(b)	4,960,000	5,058,520
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028(b)	3,721,000	3,727,868
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	9,905,000	9,565,780
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028(b)	4,950,000	4,906,580
5.99%, 10/03/2028(b)	3,470,000	3,561,022
Citibank N.A., 5.80%, 09/29/2028(b)	12,400,000	12,725,123
Citigroup, Inc., 4.13%, 07/25/2028	10,416,000	9,964,324
	Principal Amount	Value
Banks-(continued)
Fifth Third Bancorp, 3.95%, 03/14/2028(b)	$3,225,000	$ 3,063,468
KeyCorp, 4.10%, 04/30/2028(b)	3,724,000	3,501,175
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	7,438,000	7,186,190
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	5,953,000	5,717,365
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	6,448,000	6,191,128
4.05%, 09/11/2028	4,964,000	4,774,146
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	6,450,000	6,181,870
National Bank of Canada (Canada), 5.60%, 12/18/2028	4,960,000	5,007,782
PNC Bank N.A.
3.25%, 01/22/2028	3,464,000	3,234,944
4.05%, 07/26/2028	6,179,000	5,859,693
Regions Financial Corp., 1.80%, 08/12/2028(b)	3,220,000	2,774,362
Royal Bank of Canada (Canada)
4.90%, 01/12/2028	3,720,000	3,686,932
5.20%, 08/01/2028(b)	4,958,000	4,982,193
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028(b)	9,425,000	9,524,971
3.54%, 01/17/2028	3,724,000	3,519,934
5.80%, 07/13/2028	3,720,000	3,796,565
3.94%, 07/19/2028(b)	3,724,000	3,559,070
5.72%, 09/14/2028	5,460,000	5,553,838
1.90%, 09/17/2028	9,920,000	8,646,888
Synovus Bank, 5.63%, 02/15/2028	2,476,000	2,390,122
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028	6,206,000	6,192,159
5.52%, 07/17/2028	6,203,000	6,260,977
U.S. Bancorp, 3.90%, 04/26/2028	4,210,000	4,025,321
UBS AG (Switzerland)
7.50%, 02/15/2028	12,408,000	13,258,899
5.65%, 09/11/2028(b)	7,438,000	7,574,369
		211,876,992
Beverages-1.83%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028(b)	8,836,000	8,579,169
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	3,720,000	3,309,832
1.00%, 03/15/2028(b)	6,423,000	5,597,761
Constellation Brands, Inc., 3.60%, 02/15/2028	3,475,000	3,281,656
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028(b)	2,480,000	2,384,381
PepsiCo, Inc.
3.60%, 02/18/2028(b)	3,723,000	3,573,277
4.45%, 05/15/2028(b)	3,220,000	3,189,363
		29,915,439
Biotechnology-1.46%
Amgen, Inc.
5.15%, 03/02/2028	18,610,000	18,564,666
1.65%, 08/15/2028	6,099,000	5,309,936
		23,874,602
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Broadline Retail-0.61%
Amazon.com, Inc., 1.65%, 05/12/2028	$11,167,000	$ 9,908,667
Building Products-0.31%
Lennox International, Inc., 5.50%, 09/15/2028	2,480,000	2,488,995
Masco Corp., 1.50%, 02/15/2028	2,964,000	2,585,275
		5,074,270
Capital Markets-4.46%
Ameriprise Financial, Inc., 5.70%, 12/15/2028	2,960,000	3,025,440
Ares Capital Corp., 2.88%, 06/15/2028(b)	6,203,000	5,516,521
Ares Management Corp., 6.38%, 11/10/2028(b)	2,476,000	2,574,337
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	3,710,000	3,509,892
3.85%, 04/28/2028	4,464,000	4,294,828
1.65%, 07/14/2028	2,474,000	2,171,461
3.00%, 10/30/2028(b)	2,467,000	2,260,998
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	3,159,000	2,774,961
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	5,212,000	4,980,632
Charles Schwab Corp. (The)
3.20%, 01/25/2028(b)	3,473,000	3,253,487
2.00%, 03/20/2028(b)	6,201,000	5,543,069
CME Group, Inc., 3.75%, 06/15/2028(b)	2,479,000	2,391,372
FS KKR Capital Corp., 3.13%, 10/12/2028(b)	3,725,000	3,236,428
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	4,957,000	4,984,204
Nasdaq, Inc., 5.35%, 06/28/2028	4,964,000	4,990,694
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	2,733,000	2,766,035
6.07%, 07/12/2028	4,470,000	4,563,902
2.17%, 07/14/2028	4,965,000	4,357,311
Northern Trust Corp., 3.65%, 08/03/2028(b)	2,481,000	2,368,141
S&P Global, Inc., 4.75%, 08/01/2028	3,470,000	3,436,389
		73,000,102
Chemicals-0.92%
Celanese US Holdings LLC, 6.35%, 11/15/2028	4,953,000	5,088,693
Ecolab, Inc., 5.25%, 01/15/2028(b)	2,478,000	2,499,868
Nutrien Ltd. (Canada), 4.90%, 03/27/2028(b)	3,720,000	3,677,831
PPG Industries, Inc., 3.75%, 03/15/2028(b)	3,973,000	3,795,960
		15,062,352
Commercial Services & Supplies-0.36%
Republic Services, Inc., 3.95%, 05/15/2028(b)	3,963,000	3,802,356
Waste Management, Inc., 1.15%, 03/15/2028(b)	2,481,000	2,158,970
		5,961,326
Communications Equipment-0.21%
Motorola Solutions, Inc., 4.60%, 02/23/2028(b)	3,477,000	3,407,770
	Principal Amount	Value
Consumer Finance-2.12%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	$3,722,000	$ 3,211,248
Capital One Financial Corp., 3.80%, 01/31/2028	6,951,000	6,589,716
Discover Bank, 4.65%, 09/13/2028	4,460,000	4,270,264
General Motors Financial Co., Inc.
6.00%, 01/09/2028	4,965,000	5,045,393
2.40%, 04/10/2028	4,950,000	4,419,366
5.80%, 06/23/2028	6,700,000	6,759,361
2.40%, 10/15/2028	4,960,000	4,363,323
		34,658,671
Consumer Staples Distribution & Retail-1.67%
CVS Pass-Through Trust, 6.04%, 12/10/2028	416,740	415,365
Dollar General Corp.
4.13%, 05/01/2028(b)	2,475,000	2,381,883
5.20%, 07/05/2028(b)	2,478,000	2,466,831
Dollar Tree, Inc., 4.20%, 05/15/2028(b)	6,206,000	5,950,457
Walmart, Inc.
3.90%, 04/15/2028	3,710,000	3,602,575
3.70%, 06/26/2028(b)	7,342,000	7,089,178
1.50%, 09/22/2028(b)	6,200,000	5,441,787
		27,348,076
Containers & Packaging-0.17%
WRKCo, Inc., 4.00%, 03/15/2028	2,915,000	2,786,357
Distributors-0.24%
LKQ Corp., 5.75%, 06/15/2028(b)	3,960,000	4,000,636
Diversified REITs-0.98%
CubeSmart L.P., 2.25%, 12/15/2028(b)	2,729,000	2,392,050
Digital Realty Trust L.P.
5.55%, 01/15/2028	4,469,000	4,497,574
4.45%, 07/15/2028	3,229,000	3,121,672
VICI Properties L.P., 4.75%, 02/15/2028(b)	6,203,000	6,021,556
		16,032,852
Diversified Telecommunication Services-1.37%
AT&T, Inc., 1.65%, 02/01/2028	11,162,000	9,866,302
Verizon Communications, Inc., 2.10%, 03/22/2028	14,036,000	12,577,968
		22,444,270
Electric Utilities-6.40%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	2,972,000	2,782,175
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028(b)	2,477,000	2,488,367
Commonwealth Edison Co., 3.70%, 08/15/2028(b)	2,717,000	2,569,294
Constellation Energy Generation LLC, 5.60%, 03/01/2028	3,720,000	3,754,771
Duke Energy Corp., 4.30%, 03/15/2028	4,455,000	4,312,689
Duke Energy Florida LLC, 3.80%, 07/15/2028(b)	2,977,000	2,844,830
Duke Energy Progress LLC, 3.70%, 09/01/2028	2,466,000	2,337,190
Edison International
4.13%, 03/15/2028	2,712,000	2,583,869
5.25%, 11/15/2028	2,973,000	2,943,714
Entergy Corp., 1.90%, 06/15/2028(b)	3,227,000	2,824,952

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Eversource Energy, 5.45%, 03/01/2028	$6,452,000	$ 6,456,854
Exelon Corp., 5.15%, 03/15/2028	4,958,000	4,934,968
Florida Power & Light Co.
5.05%, 04/01/2028(b)	4,960,000	4,968,375
4.40%, 05/15/2028	3,725,000	3,642,281
Georgia Power Co., 4.65%, 05/16/2028	3,723,000	3,659,671
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028(b)	3,467,000	3,273,663
4.80%, 03/15/2028	2,973,000	2,946,111
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	6,198,000	6,126,253
1.90%, 06/15/2028	7,430,000	6,535,439
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028(b)	2,963,000	2,890,634
Pacific Gas and Electric Co.
3.00%, 06/15/2028(b)	3,952,000	3,605,070
3.75%, 07/01/2028	4,340,000	4,044,702
San Diego Gas & Electric Co., 4.95%, 08/15/2028	2,979,000	2,974,251
Southern California Edison Co.
5.30%, 03/01/2028	3,723,000	3,733,052
5.65%, 10/01/2028	2,730,000	2,775,314
Southern Co. (The), 4.85%, 06/15/2028	3,725,000	3,686,518
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	2,841,000	2,691,837
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	3,478,000	3,313,858
Xcel Energy, Inc., 4.00%, 06/15/2028(b)	3,117,000	2,966,991
		104,667,693
Electrical Equipment-0.56%
Emerson Electric Co., 2.00%, 12/21/2028(b)	4,963,000	4,380,481
Regal Rexnord Corp., 6.05%, 04/15/2028	4,700,000	4,772,860
		9,153,341
Electronic Equipment, Instruments & Components-1.41%
Arrow Electronics, Inc., 3.88%, 01/12/2028(b)	2,465,000	2,339,100
Avnet, Inc., 6.25%, 03/15/2028(b)	2,485,000	2,544,936
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	2,469,000	2,227,193
Eaton Corp., 4.35%, 05/18/2028	2,480,000	2,425,501
Jabil, Inc., 3.95%, 01/12/2028	2,471,000	2,337,953
TD SYNNEX Corp., 2.38%, 08/09/2028	2,903,000	2,566,542
Teledyne Technologies, Inc., 2.25%, 04/01/2028	3,474,000	3,099,314
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028(b)	2,731,000	2,596,702
Trimble, Inc., 4.90%, 06/15/2028	2,961,000	2,906,566
		23,043,807
Energy Equipment & Services-0.29%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	2,381,000	2,234,684
Schlumberger Investment S.A., 4.50%, 05/15/2028(b)	2,484,000	2,442,575
		4,677,259
Entertainment-1.11%
Netflix, Inc., 5.88%, 11/15/2028(b)	9,430,000	9,703,932
	Principal Amount	Value
Entertainment-(continued)
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	$3,955,000	$ 3,910,526
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	4,962,000	4,529,528
		18,143,986
Financial Services-3.12%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028(b)	2,731,000	2,577,584
5.75%, 06/06/2028(b)	4,960,000	5,002,917
3.00%, 10/29/2028	18,600,000	16,813,865
Block Financial LLC, 2.50%, 07/15/2028(b)	2,468,000	2,195,635
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	3,723,000	3,268,639
Fiserv, Inc.
5.45%, 03/02/2028(b)	4,463,000	4,484,567
5.38%, 08/21/2028	3,472,000	3,479,828
LPL Holdings, Inc., 6.75%, 11/17/2028	3,720,000	3,892,167
Mastercard, Inc.
3.50%, 02/26/2028	2,465,000	2,353,101
4.88%, 03/09/2028(b)	3,722,000	3,738,487
MGIC Investment Corp., 5.25%, 08/15/2028	3,223,000	3,132,057
		50,938,847
Food Products-1.87%
Campbell Soup Co., 4.15%, 03/15/2028	4,962,000	4,786,056
General Mills, Inc.
4.20%, 04/17/2028(b)	6,945,000	6,712,291
5.50%, 10/17/2028	2,476,000	2,508,453
Hormel Foods Corp., 1.70%, 06/03/2028	3,701,000	3,269,353
J.M. Smucker Co. (The), 5.90%, 11/15/2028	3,725,000	3,824,895
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.13%, 02/01/2028	4,366,000	4,298,516
Kellanova, 4.30%, 05/15/2028	2,973,000	2,890,024
Mondelez International, Inc., 4.13%, 05/07/2028	2,279,000	2,211,234
		30,500,822
Gas Utilities-0.27%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028(b)	4,470,000	4,471,167
Ground Transportation-1.04%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028(b)	2,479,000	2,387,168
CSX Corp., 3.80%, 03/01/2028	3,957,000	3,803,986
Ryder System, Inc.
5.65%, 03/01/2028	2,460,000	2,489,802
5.25%, 06/01/2028	3,228,000	3,235,805
Union Pacific Corp., 3.95%, 09/10/2028(b)	5,238,000	5,059,718
		16,976,479
Health Care Equipment & Supplies-1.72%
Abbott Laboratories, 1.15%, 01/30/2028(b)	3,220,000	2,838,232

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Baxter International, Inc., 2.27%, 12/01/2028(b)	$6,200,000	$ 5,429,613
Becton, Dickinson and Co., 4.69%, 02/13/2028(b)	3,965,000	3,893,542
Edwards Lifesciences Corp., 4.30%, 06/15/2028	2,971,000	2,865,299
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(b)	4,966,000	4,837,442
Stryker Corp.
3.65%, 03/07/2028	2,968,000	2,820,251
4.85%, 12/08/2028(b)	2,973,000	2,940,634
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028(b)	2,480,000	2,496,378
		28,121,391
Health Care Providers & Services-5.26%
Centene Corp., 2.45%, 07/15/2028	11,407,000	10,067,664
Cigna Group (The), 4.38%, 10/15/2028	18,840,000	18,214,705
CVS Health Corp., 4.30%, 03/25/2028	24,811,000	23,917,467
Elevance Health, Inc., 4.10%, 03/01/2028(b)	6,187,000	5,966,710
HCA, Inc.
5.20%, 06/01/2028(b)	4,956,000	4,918,707
5.63%, 09/01/2028(b)	7,441,000	7,483,190
Humana, Inc.
5.75%, 03/01/2028(b)	2,472,000	2,504,295
5.75%, 12/01/2028	2,480,000	2,520,242
UnitedHealth Group, Inc.
5.25%, 02/15/2028(b)	4,960,000	5,011,001
3.85%, 06/15/2028	5,703,000	5,464,380
		86,068,361
Health Care REITs-0.70%
Healthpeak OP LLC, 2.13%, 12/01/2028(b)	2,480,000	2,179,196
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	2,724,000	2,622,623
Ventas Realty L.P., 4.00%, 03/01/2028	3,210,000	3,051,772
Welltower OP LLC, 4.25%, 04/15/2028	3,711,000	3,572,516
		11,426,107
Hotels, Restaurants & Leisure-1.52%
Booking Holdings, Inc., 3.55%, 03/15/2028	2,473,000	2,346,898
Expedia Group, Inc., 3.80%, 02/15/2028(b)	4,949,000	4,687,352
Marriott International, Inc., 5.55%, 10/15/2028(b)	3,468,000	3,502,019
McDonald’s Corp.
3.80%, 04/01/2028(b)	5,213,000	4,992,599
4.80%, 08/14/2028	2,977,000	2,949,710
Starbucks Corp.
3.50%, 03/01/2028	2,959,000	2,800,369
4.00%, 11/15/2028(b)	3,723,000	3,570,770
		24,849,717
Household Durables-0.19%
Mohawk Industries, Inc., 5.85%, 09/18/2028(b)	2,970,000	3,025,664
Household Products-0.48%
Clorox Co. (The), 3.90%, 05/15/2028(b)	2,484,000	2,386,035
	Principal Amount	Value
Household Products-(continued)
Colgate-Palmolive Co., 4.60%, 03/01/2028(b)	$2,477,000	$ 2,471,385
Procter & Gamble Co. (The), 3.95%, 01/26/2028	2,972,000	2,905,954
		7,763,374
Independent Power and Renewable Electricity Producers-0.27%
AES Corp. (The), 5.45%, 06/01/2028(b)	4,469,000	4,449,369
Industrial Conglomerates-0.32%
3M Co., 3.63%, 09/14/2028(b)	2,979,000	2,803,492
Honeywell International, Inc., 4.95%, 02/15/2028(b)	2,485,000	2,498,938
		5,302,430
Industrial REITs-0.23%
Prologis L.P., 4.88%, 06/15/2028	3,720,000	3,693,022
Insurance-0.32%
Lincoln National Corp., 3.80%, 03/01/2028(b)	2,468,000	2,346,147
Willis North America, Inc., 4.50%, 09/15/2028	2,968,000	2,870,250
		5,216,397
Interactive Media & Services-0.45%
Meta Platforms, Inc., 4.60%, 05/15/2028(b)	7,430,000	7,374,614
IT Services-0.47%
DXC Technology Co., 2.38%, 09/15/2028	3,223,000	2,758,420
International Business Machines Corp., 4.50%, 02/06/2028(b)	4,950,000	4,860,737
		7,619,157
Life Sciences Tools & Services-0.32%
Revvity, Inc., 1.90%, 09/15/2028(b)	2,477,000	2,151,298
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028(b)	3,474,000	3,049,994
		5,201,292
Machinery-2.18%
CNH Industrial Capital LLC, 4.55%, 04/10/2028	2,975,000	2,899,209
Ingersoll Rand, Inc., 5.40%, 08/14/2028(b)	2,480,000	2,500,307
John Deere Capital Corp.
4.75%, 01/20/2028	5,455,000	5,422,707
4.90%, 03/03/2028	3,208,000	3,204,403
1.50%, 03/06/2028	2,479,000	2,186,209
4.95%, 07/14/2028	7,439,000	7,430,329
Otis Worldwide Corp., 5.25%, 08/16/2028	3,718,000	3,734,841
Wabtec Corp., 4.70%, 09/15/2028	6,200,000	6,066,019
Xylem, Inc., 1.95%, 01/30/2028	2,472,000	2,215,657
		35,659,681
Marine Transportation-0.14%
Kirby Corp., 4.20%, 03/01/2028	2,386,000	2,302,165

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Media-2.01%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	$4,959,000	$4,598,625
4.20%, 03/15/2028	6,204,000	5,837,239
Comcast Corp.
3.15%, 02/15/2028(b)	8,185,000	7,662,015
3.55%, 05/01/2028	4,961,000	4,697,648
Discovery Communications LLC, 3.95%, 03/20/2028	8,420,000	7,891,159
Paramount Global, 3.38%, 02/15/2028(b)	2,478,000	2,229,818
		32,916,504
Metals & Mining-0.41%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028(b)	2,408,000	2,303,855
4.38%, 08/01/2028	2,149,000	2,061,020
Nucor Corp., 3.95%, 05/01/2028	2,470,000	2,371,635
		6,736,510
Multi-Utilities-1.53%
DTE Electric Co., Series A, 1.90%, 04/01/2028	2,844,000	2,536,882
DTE Energy Co., 4.88%, 06/01/2028	3,973,000	3,911,901
National Grid PLC (United Kingdom), 5.60%, 06/12/2028(b)	3,474,000	3,495,504
NiSource, Inc., 5.25%, 03/30/2028	5,207,000	5,194,849
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	2,977,000	3,033,500
Sempra, 3.40%, 02/01/2028	4,964,000	4,662,390
WEC Energy Group, Inc., 2.20%, 12/15/2028(b)	2,472,000	2,171,947
		25,006,973
Oil, Gas & Consumable Fuels-5.58%
BP Capital Markets PLC, 3.72%, 11/28/2028(b)	3,957,000	3,744,331
Chevron USA, Inc., 3.85%, 01/15/2028	2,966,000	2,878,374
Continental Resources, Inc., 4.38%, 01/15/2028(b)	4,961,000	4,767,208
Enbridge, Inc. (Canada), 6.00%, 11/15/2028(b)	3,722,000	3,821,802
Energy Transfer L.P.
5.55%, 02/15/2028(b)	4,965,000	4,985,078
4.95%, 05/15/2028	3,960,000	3,893,618
4.95%, 06/15/2028	4,965,000	4,886,271
6.10%, 12/01/2028	2,485,000	2,552,425
EQT Corp., 5.70%, 04/01/2028	2,478,000	2,490,283
Equinor ASA (Norway), 3.63%, 09/10/2028	4,960,000	4,724,404
Kinder Morgan, Inc., 4.30%, 03/01/2028(b)	6,203,000	6,017,254
MPLX L.P., 4.00%, 03/15/2028	6,199,000	5,917,522
Occidental Petroleum Corp., 6.38%, 09/01/2028	2,866,000	2,947,606
ONEOK, Inc.
4.55%, 07/15/2028	3,969,000	3,854,837
5.65%, 11/01/2028	3,720,000	3,761,587
Ovintiv, Inc., 5.65%, 05/15/2028(b)	3,477,000	3,512,236
Phillips 66, 3.90%, 03/15/2028	3,964,000	3,786,357
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	$6,687,000	$ 6,445,007
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028(b)	6,949,000	6,689,791
Valero Energy Corp., 4.35%, 06/01/2028	2,921,000	2,830,237
Valero Energy Partners L.P., 4.50%, 03/15/2028	2,252,000	2,191,056
Williams Cos., Inc. (The), 5.30%, 08/15/2028	4,470,000	4,473,009
		91,170,293
Passenger Airlines-0.12%
Delta Air Lines, Inc., 4.38%, 04/19/2028(b)	2,034,000	1,957,964
Personal Care Products-1.10%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(b)	3,470,000	3,398,230
Kenvue, Inc., 5.05%, 03/22/2028	4,960,000	4,975,732
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028	6,446,000	6,134,530
4.88%, 09/08/2028	3,470,000	3,470,484
		17,978,976
Pharmaceuticals-3.69%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028	5,459,000	5,434,680
1.75%, 05/28/2028	6,198,000	5,477,389
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	7,182,000	6,914,361
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028(b)	8,685,000	8,372,737
Johnson & Johnson, 2.90%, 01/15/2028(b)	7,415,000	6,980,860
Merck & Co., Inc.
4.05%, 05/17/2028	2,485,000	2,422,661
1.90%, 12/10/2028	4,963,000	4,380,188
Pfizer, Inc., 3.60%, 09/15/2028(b)	4,958,000	4,736,745
Sanofi S.A., 3.63%, 06/19/2028	4,938,000	4,732,387
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028(b)	8,555,000	8,476,036
Zoetis, Inc., 3.90%, 08/20/2028	2,480,000	2,361,889
		60,289,933
Professional Services-0.91%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	4,963,000	4,406,447
Concentrix Corp., 6.60%, 08/02/2028(b)	3,962,000	3,994,755
Equifax, Inc., 5.10%, 06/01/2028	3,473,000	3,449,857
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	2,980,000	3,058,236
		14,909,295
Real Estate Management & Development-0.19%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	2,980,000	3,182,832
Residential REITs-0.45%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	2,472,000	2,362,180

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Residential REITs-(continued)
ERP Operating L.P., 3.50%, 03/01/2028	$2,485,000	$ 2,346,653
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	2,981,000	2,624,423
		7,333,256
Retail REITs-0.54%
Realty Income Corp.
3.40%, 01/15/2028	2,966,000	2,788,994
3.65%, 01/15/2028	2,717,000	2,579,394
Simon Property Group L.P., 1.75%, 02/01/2028	3,969,000	3,521,093
		8,889,481
Semiconductors & Semiconductor Equipment-2.14%
Analog Devices, Inc., 1.70%, 10/01/2028(b)	3,713,000	3,251,565
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	3,852,000	3,624,307
Intel Corp.
4.88%, 02/10/2028(b)	8,680,000	8,619,386
1.60%, 08/12/2028	4,942,000	4,302,385
Marvell Technology, Inc., 2.45%, 04/15/2028	3,725,000	3,348,089
Micron Technology, Inc., 5.38%, 04/15/2028	2,977,000	2,988,822
NVIDIA Corp., 1.55%, 06/15/2028	6,192,000	5,482,092
Texas Instruments, Inc., 4.60%, 02/15/2028	3,478,000	3,448,659
		35,065,305
Software-2.13%
Intuit, Inc., 5.13%, 09/15/2028(b)	3,718,000	3,741,034
Oracle Corp.
2.30%, 03/25/2028	9,927,000	8,934,105
4.50%, 05/06/2028(b)	3,718,000	3,637,672
Roper Technologies, Inc., 4.20%, 09/15/2028	3,971,000	3,824,489
Salesforce, Inc.
3.70%, 04/11/2028	7,439,000	7,144,027
1.50%, 07/15/2028(b)	4,958,000	4,338,210
VMware LLC, 1.80%, 08/15/2028	3,714,000	3,226,539
		34,846,076
Specialized REITs-2.57%
American Tower Corp.
3.60%, 01/15/2028	3,470,000	3,262,163
1.50%, 01/31/2028	3,227,000	2,814,647
5.50%, 03/15/2028	3,476,000	3,492,612
5.25%, 07/15/2028(b)	3,228,000	3,217,383
5.80%, 11/15/2028	3,724,000	3,788,715
Crown Castle, Inc.
5.00%, 01/11/2028	4,960,000	4,882,614
3.80%, 02/15/2028	4,950,000	4,671,520
4.80%, 09/01/2028	2,980,000	2,909,242
Equinix, Inc., 1.55%, 03/15/2028	3,228,000	2,812,530
Extra Space Storage L.P., 5.70%, 04/01/2028	2,479,000	2,506,722
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	2,480,000	2,472,304
	Principal Amount	Value
Specialized REITs-(continued)
Public Storage Operating Co.
1.85%, 05/01/2028	$3,206,000	$2,836,228
1.95%, 11/09/2028	2,730,000	2,395,540
		42,062,220
Specialty Retail-1.66%
AutoZone, Inc., 6.25%, 11/01/2028(b)	2,478,000	2,573,492
Dell International LLC/EMC Corp., 5.25%, 02/01/2028(b)	4,962,000	4,982,933
Home Depot, Inc. (The)
0.90%, 03/15/2028	2,481,000	2,148,816
1.50%, 09/15/2028	4,963,000	4,316,251
Lowe’s Cos., Inc.
1.30%, 04/15/2028	4,966,000	4,311,604
1.70%, 09/15/2028	4,941,000	4,298,359
O’Reilly Automotive, Inc., 4.35%, 06/01/2028(b)	2,461,000	2,386,732
TJX Cos., Inc. (The), 1.15%, 05/15/2028	2,472,000	2,145,467
		27,163,654
Technology Hardware, Storage & Peripherals-2.16%
Apple, Inc.
1.20%, 02/08/2028	12,408,000	10,925,216
4.00%, 05/10/2028(b)	7,440,000	7,266,628
1.40%, 08/05/2028(b)	11,412,000	9,983,175
Hewlett Packard Enterprise Co., 5.25%, 07/01/2028(b)	2,730,000	2,748,986
HP, Inc., 4.75%, 01/15/2028(b)	4,465,000	4,401,027
		35,325,032
Textiles, Apparel & Luxury Goods-0.31%
Tapestry, Inc., 7.35%, 11/27/2028	4,948,000	5,126,603
Tobacco-1.73%
Altria Group, Inc., 6.20%, 11/01/2028	2,480,000	2,563,074
B.A.T Capital Corp. (United Kingdom), 2.26%, 03/25/2028(b)	8,682,000	7,748,233
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	4,963,000	4,795,131
Philip Morris International, Inc.
4.88%, 02/15/2028	7,689,000	7,610,750
3.13%, 03/02/2028	2,473,000	2,300,768
5.25%, 09/07/2028	3,223,000	3,238,275
		28,256,231
Trading Companies & Distributors-0.34%
Air Lease Corp.
5.30%, 02/01/2028(b)	3,476,000	3,461,584
2.10%, 09/01/2028	2,485,000	2,171,079
		5,632,663
Water Utilities-0.18%
American Water Capital Corp., 3.75%, 09/01/2028(b)	3,090,000	2,936,992
Wireless Telecommunication Services-2.08%
Sprint Capital Corp., 6.88%, 11/15/2028	12,282,000	12,979,593

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
4.75%, 02/01/2028(b)	$7,426,000	$7,290,132
4.95%, 03/15/2028	4,964,000	4,912,623
4.80%, 07/15/2028	4,470,000	4,398,701
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028(b)	4,464,000	4,358,480
		33,939,529
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,643,148,664)		1,614,992,921
	Shares
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $3,329,893)	3,329,893	3,329,893
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.97% (Cost $1,646,478,557)		1,618,322,814
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.40%
Invesco Private Government Fund, 5.30%(c)(d)(e)	74,090,965	$ 74,090,965
Invesco Private Prime Fund, 5.48%(c)(d)(e)	193,991,057	194,049,254
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $268,164,380)		268,140,219
TOTAL INVESTMENTS IN SECURITIES-115.37% (Cost $1,914,642,937)		1,886,463,033
OTHER ASSETS LESS LIABILITIES-(15.37)%		(251,264,095)
NET ASSETS-100.00%		$1,635,198,938

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$70,749	$43,432,501	$(40,173,357)	$-	$-	$3,329,893	$114,110
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	44,945,202	283,092,860	(253,947,097)	-	-	74,090,965	2,773,646*
Invesco Private Prime Fund	116,108,652	610,738,258	(532,825,782)	(27,573)	55,699	194,049,254	7,457,472*
Total	$161,124,603	$937,263,619	$(826,946,236)	$(27,573)	$55,699	$271,470,112	$10,345,228

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.86%
Aerospace & Defense-1.51%
Boeing Co. (The), 3.20%, 03/01/2029	$3,450,000	$ 3,033,971
Howmet Aerospace, Inc., 3.00%, 01/15/2029	2,400,000	2,166,066
L3Harris Technologies, Inc., 5.05%, 06/01/2029	1,855,000	1,835,565
Lockheed Martin Corp., 4.50%, 02/15/2029	2,230,000	2,188,741
Northrop Grumman Corp., 4.60%, 02/01/2029	1,720,000	1,684,679
RTX Corp.
5.75%, 01/15/2029	1,720,000	1,765,403
7.50%, 09/15/2029	1,415,000	1,563,868
		14,238,293
Air Freight & Logistics-0.30%
GXO Logistics, Inc., 6.25%, 05/06/2029	400,000	405,750
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	2,585,000	2,423,287
		2,829,037
Automobiles-3.16%
American Honda Finance Corp.
2.25%, 01/12/2029	2,229,000	1,974,855
4.90%, 03/13/2029(b)	2,533,000	2,514,433
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	2,572,000	2,253,717
5.80%, 03/08/2029	4,040,000	4,018,355
5.11%, 05/03/2029	5,125,000	4,938,573
General Motors Co., 5.40%, 10/15/2029	3,451,000	3,422,378
PACCAR Financial Corp., 4.60%, 01/31/2029	2,070,000	2,043,240
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	1,727,000	1,574,250
Toyota Motor Credit Corp.
4.65%, 01/05/2029(b)	2,760,000	2,715,666
3.65%, 01/08/2029(b)	1,725,000	1,631,296
4.45%, 06/29/2029	2,761,000	2,694,699
		29,781,462
Banks-5.94%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.38%, 03/13/2029	3,340,000	3,346,006
Canadian Imperial Bank of Commerce (Canada), 5.26%, 04/08/2029(b)	2,510,000	2,503,527
Cooperatieve Rabobank U.A. (Netherlands), 4.80%, 01/09/2029(b)	1,720,000	1,698,267
KeyCorp, 2.55%, 10/01/2029	2,586,000	2,183,308
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029(b)	5,175,000	4,866,752
3.20%, 07/18/2029	6,028,000	5,473,002
PNC Bank N.A., 2.70%, 10/22/2029	2,564,000	2,232,175
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	5,166,000	4,771,177
Royal Bank of Canada (Canada), 4.95%, 02/01/2029(b)	3,450,000	3,422,118
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029	1,705,000	1,509,623
3.04%, 07/16/2029	8,621,000	7,745,493
2.72%, 09/27/2029	1,680,000	1,481,403
	Principal Amount	Value
Banks-(continued)
Toronto-Dominion Bank (The) (Canada), 4.99%, 04/05/2029(b)	$2,985,000	$ 2,946,201
Truist Financial Corp., 3.88%, 03/19/2029(b)	2,240,000	2,080,874
Wells Fargo & Co., 4.15%, 01/24/2029	8,615,000	8,258,512
Zions Bancorporation N.A., 3.25%, 10/29/2029	1,710,000	1,419,250
		55,937,688
Beverages-3.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	14,651,000	14,555,983
Coca-Cola Co. (The), 2.13%, 09/06/2029	3,442,000	3,019,269
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	3,449,000	3,030,508
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029	2,483,000	2,465,928
3.95%, 04/15/2029(b)	3,443,000	3,261,065
PepsiCo, Inc., 7.00%, 03/01/2029	1,751,000	1,912,520
		28,245,273
Biotechnology-3.26%
AbbVie, Inc.
4.80%, 03/15/2029	7,179,000	7,112,961
3.20%, 11/21/2029	18,738,000	17,088,912
Amgen, Inc.
3.00%, 02/22/2029(b)	2,587,000	2,370,907
4.05%, 08/18/2029	4,298,000	4,090,847
		30,663,627
Broadline Retail-1.07%
Amazon.com, Inc.
3.45%, 04/13/2029(b)	5,157,000	4,871,978
4.65%, 12/01/2029(b)	5,175,000	5,159,072
		10,031,050
Building Products-0.48%
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	2,410,000	2,172,115
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 5.50%, 04/19/2029	2,300,000	2,323,615
		4,495,730
Capital Markets-3.77%
Ares Capital Corp., 5.88%, 03/01/2029(b)	3,500,000	3,463,172
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	2,571,000	2,341,906
BlackRock, Inc., 3.25%, 04/30/2029	3,437,000	3,187,132
Blue Owl Capital Corp., 5.95%, 03/15/2029(b)	2,060,000	2,044,414
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	3,440,000	3,384,888
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	2,060,000	1,976,207
3.25%, 05/22/2029	2,071,000	1,898,165
Golub Capital BDC, Inc., 6.00%, 07/15/2029	2,060,000	2,018,636
Lazard Group LLC, 4.38%, 03/11/2029	1,714,000	1,637,604
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	$1,710,000	$1,512,582
5.61%, 07/06/2029	2,060,000	2,065,480
Northern Trust Corp., 3.15%, 05/03/2029	1,707,000	1,570,778
S&P Global, Inc.
2.70%, 03/01/2029	4,242,000	3,823,121
4.25%, 05/01/2029(b)	3,180,000	3,070,386
2.50%, 12/01/2029(b)	1,725,000	1,515,929
		35,510,400
Chemicals-2.29%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029	2,600,000	2,567,395
Celanese US Holdings LLC, 6.33%, 07/15/2029	2,590,000	2,660,047
Dow Chemical Co. (The), 7.38%, 11/01/2029(b)	2,680,000	2,945,516
FMC Corp., 3.45%, 10/01/2029	1,715,000	1,543,443
Huntsman International LLC, 4.50%, 05/01/2029	2,571,000	2,428,016
Nutrien Ltd. (Canada), 4.20%, 04/01/2029(b)	2,590,000	2,481,663
Olin Corp., 5.63%, 08/01/2029	2,293,000	2,231,887
Rohm & Haas Co., 7.85%, 07/15/2029	2,037,000	2,242,875
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	2,745,000	2,460,619
		21,561,461
Commercial Services & Supplies-0.44%
Waste Connections, Inc., 3.50%, 05/01/2029(b)	1,712,000	1,593,940
Waste Management, Inc., 4.88%, 02/15/2029	2,590,000	2,580,902
		4,174,842
Communications Equipment-1.26%
Cisco Systems, Inc., 4.85%, 02/26/2029(b)	7,570,000	7,550,106
Juniper Networks, Inc., 3.75%, 08/15/2029(b)	1,709,000	1,592,194
Motorola Solutions, Inc., 4.60%, 05/23/2029	2,770,000	2,691,543
		11,833,843
Consumer Finance-2.14%
American Express Co., 4.05%, 05/03/2029(b)	3,450,000	3,309,436
General Motors Financial Co., Inc.
5.80%, 01/07/2029	5,180,000	5,218,432
5.65%, 01/17/2029	1,730,000	1,733,860
4.30%, 04/06/2029	3,780,000	3,574,661
5.55%, 07/15/2029	4,180,000	4,163,050
Synchrony Financial, 5.15%, 03/19/2029(b)	2,231,000	2,139,094
		20,138,533
Consumer Staples Distribution & Retail-1.19%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	1,713,000	1,831,700
Kroger Co. (The), 4.50%, 01/15/2029(b)	2,082,000	2,037,951
Sysco Corp., 5.75%, 01/17/2029(b)	1,740,000	1,775,207
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Target Corp., 3.38%, 04/15/2029(b)	$3,450,000	$ 3,231,605
Walmart, Inc., 3.25%, 07/08/2029(b)	2,523,000	2,357,955
		11,234,418
Containers & Packaging-0.43%
Packaging Corp. of America, 3.00%, 12/15/2029	1,706,000	1,518,485
WRKCo, Inc., 4.90%, 03/15/2029(b)	2,574,000	2,543,537
		4,062,022
Diversified Consumer Services-0.33%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	3,274,000	3,128,462
Diversified REITs-0.45%
Digital Realty Trust L.P., 3.60%, 07/01/2029	3,099,000	2,853,736
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	1,708,000	1,337,037
		4,190,773
Diversified Telecommunication Services-2.74%
AT&T, Inc., 4.35%, 03/01/2029(b)	10,337,000	9,975,368
Verizon Communications, Inc.
3.88%, 02/08/2029	3,451,000	3,269,944
4.02%, 12/03/2029	13,350,000	12,601,894
		25,847,206
Electric Utilities-6.06%
American Electric Power Co., Inc., 5.20%, 01/15/2029	3,445,000	3,423,820
Avangrid, Inc., 3.80%, 06/01/2029	2,564,000	2,367,927
Duke Energy Corp.
4.85%, 01/05/2029(b)	2,235,000	2,193,900
3.40%, 06/15/2029	2,052,000	1,888,984
Duke Energy Florida LLC, 2.50%, 12/01/2029	2,401,000	2,109,748
Duke Energy Progress LLC, 3.45%, 03/15/2029	2,071,000	1,931,305
Edison International, 6.95%, 11/15/2029	1,886,000	2,007,436
Evergy, Inc., 2.90%, 09/15/2029(b)	2,740,000	2,435,833
Eversource Energy
5.95%, 02/01/2029(b)	2,760,000	2,815,569
Series O, 4.25%, 04/01/2029	1,707,000	1,621,018
Exelon Corp., 5.15%, 03/15/2029	1,113,000	1,107,758
MidAmerican Energy Co., 3.65%, 04/15/2029	2,928,000	2,753,324
National Rural Utilities Cooperative Finance Corp., 4.85%, 02/07/2029(b)	1,800,000	1,781,683
Nevada Power Co., Series CC, 3.70%, 05/01/2029	1,707,000	1,604,567
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	3,090,000	3,047,964
3.50%, 04/01/2029	1,712,000	1,582,708
2.75%, 11/01/2029	3,442,000	3,046,049
Pacific Gas and Electric Co.
6.10%, 01/15/2029	2,930,000	2,991,759
5.55%, 05/15/2029	2,843,000	2,842,446
PacifiCorp, 5.10%, 02/15/2029	1,720,000	1,709,397
Southern California Edison Co.
5.15%, 06/01/2029	1,993,000	1,986,160
Series A, 4.20%, 03/01/2029	1,726,000	1,649,009

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Southern Co. (The), 5.50%, 03/15/2029	$3,313,000	$ 3,350,888
Tampa Electric Co., 4.90%, 03/01/2029	1,800,000	1,780,793
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	1,709,000	1,538,154
Xcel Energy, Inc., 2.60%, 12/01/2029	1,709,000	1,487,021
		57,055,220
Electronic Equipment, Instruments & Components-0.57%
Amphenol Corp., 4.35%, 06/01/2029	1,710,000	1,653,410
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	2,419,000	2,179,978
Keysight Technologies, Inc., 3.00%, 10/30/2029	1,703,000	1,516,803
		5,350,191
Energy Equipment & Services-0.34%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	1,796,000	1,624,478
NOV, Inc., 3.60%, 12/01/2029(b)	1,704,000	1,562,005
		3,186,483
Entertainment-1.44%
Netflix, Inc., 6.38%, 05/15/2029	2,761,000	2,898,733
Walt Disney Co. (The), 2.00%, 09/01/2029	6,889,000	5,941,429
Warnermedia Holdings, Inc., 4.05%, 03/15/2029(b)	5,150,000	4,744,109
		13,584,271
Financial Services-3.27%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.10%, 01/19/2029(b)	2,760,000	2,722,619
BlackRock Funding, Inc., 4.70%, 03/14/2029	1,653,000	1,639,104
Blackstone Private Credit Fund, 4.00%, 01/15/2029(b)	2,200,000	2,017,681
Corebridge Financial, Inc., 3.85%, 04/05/2029	3,418,000	3,188,987
Fiserv, Inc., 3.50%, 07/01/2029	10,343,000	9,550,404
Global Payments, Inc., 5.30%, 08/15/2029	1,717,000	1,695,833
Mastercard, Inc., 2.95%, 06/01/2029(b)	3,502,000	3,198,978
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	5,197,000	4,669,036
Radian Group, Inc., 6.20%, 05/15/2029	2,070,000	2,083,517
		30,766,159
Food Products-0.92%
Campbell Soup Co., 5.20%, 03/21/2029	1,400,000	1,393,820
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 02/02/2029	2,030,000	1,796,160
Mondelez International, Inc., 4.75%, 02/20/2029	874,000	859,753
Tyson Foods, Inc.
4.35%, 03/01/2029	3,450,000	3,314,790
5.40%, 03/15/2029	1,338,000	1,337,447
		8,701,970
Gas Utilities-0.20%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	2,055,000	1,892,671
	Principal Amount	Value
Ground Transportation-0.77%
CSX Corp., 4.25%, 03/15/2029	$3,259,000	$ 3,159,106
Ryder System, Inc., 5.38%, 03/15/2029(b)	1,600,000	1,606,076
Union Pacific Corp., 3.70%, 03/01/2029	2,671,000	2,532,180
		7,297,362
Health Care Equipment & Supplies-0.48%
Becton, Dickinson and Co., 4.87%, 02/08/2029	2,140,000	2,112,710
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	2,771,000	2,453,816
		4,566,526
Health Care Providers & Services-5.11%
Cardinal Health, Inc., 5.13%, 02/15/2029	1,103,000	1,095,784
Centene Corp., 4.63%, 12/15/2029	11,294,000	10,639,921
Cigna Group (The), 5.00%, 05/15/2029(b)	3,450,000	3,419,630
CommonSpirit Health, 3.35%, 10/01/2029	3,146,000	2,875,125
CVS Health Corp., 5.00%, 01/30/2029	3,449,000	3,403,463
Elevance Health, Inc., 2.88%, 09/15/2029	2,817,000	2,514,190
HCA, Inc.
5.88%, 02/01/2029	3,449,000	3,500,680
3.38%, 03/15/2029	1,687,000	1,540,993
4.13%, 06/15/2029	6,881,000	6,484,814
Humana, Inc., 3.70%, 03/23/2029(b)	2,054,000	1,915,934
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	2,226,000	1,983,365
Quest Diagnostics, Inc., 4.20%, 06/30/2029(b)	1,716,000	1,649,931
UnitedHealth Group, Inc.
4.25%, 01/15/2029(b)	4,310,000	4,173,828
4.00%, 05/15/2029	3,104,000	2,968,214
		48,165,872
Health Care REITs-0.99%
Healthpeak OP LLC, 3.50%, 07/15/2029	2,220,000	2,042,999
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	1,706,000	1,517,699
Ventas Realty L.P., 4.40%, 01/15/2029	2,566,000	2,455,551
Welltower OP LLC
2.05%, 01/15/2029	1,710,000	1,482,294
4.13%, 03/15/2029(b)	1,906,000	1,811,344
		9,309,887
Hotels, Restaurants & Leisure-0.80%
Marriott International, Inc.
4.90%, 04/15/2029	2,760,000	2,715,041
4.88%, 05/15/2029(b)	1,665,000	1,636,305
Starbucks Corp., 3.55%, 08/15/2029	3,451,000	3,221,518
		7,572,864
Household Durables-0.42%
Leggett & Platt, Inc., 4.40%, 03/15/2029(b)	1,756,000	1,586,423
Whirlpool Corp., 4.75%, 02/26/2029(b)	2,433,000	2,359,489
		3,945,912
Household Products-0.63%
Clorox Co. (The), 4.40%, 05/01/2029(b)	1,726,000	1,673,922

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Household Products-(continued)
Kimberly-Clark Corp., 3.20%, 04/25/2029	$2,414,000	$ 2,240,051
Procter & Gamble Co. (The), 4.35%, 01/29/2029	2,066,000	2,041,263
		5,955,236
Industrial Conglomerates-1.03%
3M Co.
3.38%, 03/01/2029(b)	2,744,000	2,530,126
2.38%, 08/26/2029(b)	3,450,000	3,002,686
Honeywell International, Inc.
4.25%, 01/15/2029(b)	2,590,000	2,526,389
4.88%, 09/01/2029	1,664,000	1,660,942
		9,720,143
Insurance-2.35%
Aon Corp., 3.75%, 05/02/2029	2,579,000	2,414,952
Aon North America, Inc., 5.15%, 03/01/2029	2,523,000	2,509,777
CNA Financial Corp., 3.90%, 05/01/2029	1,713,000	1,611,600
CNO Financial Group, Inc., 5.25%, 05/30/2029(b)	1,707,000	1,652,670
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029(b)	2,049,000	1,822,879
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029(b)	5,171,000	5,040,018
PartnerRe Finance B LLC, 3.70%, 07/02/2029	1,711,000	1,593,559
Principal Financial Group, Inc., 3.70%, 05/15/2029	1,710,000	1,585,313
Progressive Corp. (The), 4.00%, 03/01/2029	1,895,000	1,807,511
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	2,204,000	2,059,926
		22,098,205
IT Services-1.11%
International Business Machines Corp., 3.50%, 05/15/2029	11,205,000	10,424,750
Leisure Products-0.50%
Hasbro, Inc., 3.90%, 11/19/2029(b)	3,105,000	2,845,250
Polaris, Inc., 6.95%, 03/15/2029	1,740,000	1,826,482
		4,671,732
Life Sciences Tools & Services-1.39%
IQVIA, Inc., 6.25%, 02/01/2029	4,144,000	4,246,112
Revvity, Inc., 3.30%, 09/15/2029	2,906,000	2,636,325
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029(b)	3,452,000	3,452,491
2.60%, 10/01/2029	3,100,000	2,753,547
		13,088,475
Machinery-2.85%
Caterpillar Financial Services Corp., 4.85%, 02/27/2029	1,993,000	1,987,994
Caterpillar, Inc., 2.60%, 09/19/2029	1,710,000	1,526,757
CNH Industrial Capital LLC
5.50%, 01/12/2029	1,720,000	1,733,389
5.10%, 04/20/2029	1,993,000	1,978,429
Cummins, Inc., 4.90%, 02/20/2029	1,653,000	1,652,080
Deere & Co., 5.38%, 10/16/2029(b)	1,742,000	1,784,524
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
4.50%, 01/16/2029(b)	$3,450,000	$3,382,839
3.45%, 03/07/2029(b)	2,073,000	1,946,901
3.35%, 04/18/2029	2,053,000	1,919,786
Parker-Hannifin Corp.
3.25%, 06/14/2029	3,450,000	3,157,639
4.50%, 09/15/2029	3,435,000	3,335,921
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	2,588,000	2,452,509
		26,858,768
Media-1.60%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
2.25%, 01/15/2029(b)	4,310,000	3,663,522
5.05%, 03/30/2029	4,300,000	4,121,945
Comcast Corp., 4.55%, 01/15/2029(b)	3,450,000	3,383,753
Discovery Communications LLC, 4.13%, 05/15/2029	2,572,000	2,372,169
Paramount Global, 4.20%, 06/01/2029(b)	1,708,000	1,539,321
		15,080,710
Metals & Mining-0.17%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	1,713,000	1,634,199
Multi-Utilities-1.68%
Ameren Corp., 5.00%, 01/15/2029	2,410,000	2,372,942
Consumers Energy Co.
4.90%, 02/15/2029	1,714,000	1,702,748
4.60%, 05/30/2029	2,060,000	2,017,690
DTE Energy Co.
5.10%, 03/01/2029	4,140,000	4,085,718
Series C, 3.40%, 06/15/2029	1,637,000	1,491,030
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	2,540,000	2,523,203
Sempra, 3.70%, 04/01/2029	1,710,000	1,592,102
		15,785,433
Office REITs-0.27%
Boston Properties L.P., 3.40%, 06/21/2029	2,922,000	2,584,562
Oil, Gas & Consumable Fuels-8.15%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	1,726,000	1,681,777
BP Capital Markets America, Inc., 4.70%, 04/10/2029	4,310,000	4,248,009
Cheniere Energy Partners L.P., 4.50%, 10/01/2029(b)	5,171,000	4,917,745
Chevron USA, Inc., 3.25%, 10/15/2029	1,685,000	1,558,633
ConocoPhillips Co., 6.95%, 04/15/2029	4,123,000	4,467,272
DCP Midstream Operating L.P., 5.13%, 05/15/2029	2,069,000	2,038,457
Diamondback Energy, Inc., 3.50%, 12/01/2029	3,153,000	2,893,482
Enbridge, Inc. (Canada)
5.30%, 04/05/2029(b)	2,506,000	2,502,432
3.13%, 11/15/2029(b)	3,502,000	3,153,445
Energy Transfer L.P.
5.25%, 04/15/2029	5,169,000	5,141,642
4.15%, 09/15/2029	1,864,000	1,759,477

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enterprise Products Operating LLC, 3.13%, 07/31/2029	$4,299,000	$ 3,928,551
Exxon Mobil Corp., 2.44%, 08/16/2029	4,294,000	3,821,636
Kinder Morgan, Inc., 5.00%, 02/01/2029	4,306,000	4,243,263
Marathon Oil Corp., 5.30%, 04/01/2029(b)	2,010,000	2,015,995
MPLX L.P., 4.80%, 02/15/2029	2,584,000	2,530,320
ONEOK, Inc., 4.35%, 03/15/2029	2,411,000	2,314,117
Phillips 66 Co., 3.15%, 12/15/2029	1,950,000	1,753,840
Shell International Finance B.V., 2.38%, 11/07/2029	5,171,000	4,544,373
Targa Resources Corp., 6.15%, 03/01/2029	3,450,000	3,555,183
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	2,312,000	2,379,786
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029	4,313,000	4,044,052
Valero Energy Corp., 4.00%, 04/01/2029(b)	1,503,000	1,423,746
Western Midstream Operating L.P., 6.35%, 01/15/2029	2,070,000	2,129,753
Williams Cos., Inc. (The), 4.90%, 03/15/2029	3,790,000	3,724,706
		76,771,692
Paper & Forest Products-0.20%
Georgia-Pacific LLC, 7.75%, 11/15/2029	1,716,000	1,928,516
Passenger Airlines-0.16%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b)	1,623,000	1,493,950
Personal Care Products-0.48%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(b)	2,231,000	1,945,214
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	2,915,000	2,545,099
		4,490,313
Pharmaceuticals-3.79%
AstraZeneca Finance LLC (United Kingdom), 4.85%, 02/26/2029	3,610,000	3,584,588
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	3,429,000	3,294,340
Bristol-Myers Squibb Co., 4.90%, 02/22/2029(b)	4,704,000	4,677,099
Eli Lilly and Co.
4.50%, 02/09/2029(b)	3,450,000	3,402,368
3.38%, 03/15/2029	3,203,000	3,009,334
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	3,442,000	3,213,226
Haleon US Capital LLC, 3.38%, 03/24/2029	3,440,000	3,175,290
Merck & Co., Inc., 3.40%, 03/07/2029	6,028,000	5,654,325
Pfizer, Inc., 3.45%, 03/15/2029(b)	6,035,000	5,679,015
		35,689,585
Professional Services-0.24%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	2,559,000	2,260,086
	Principal Amount	Value
Real Estate Management & Development-0.18%
CBRE Services, Inc., 5.50%, 04/01/2029(b)	$1,653,000	$ 1,652,779
Residential REITs-0.74%
Camden Property Trust, 3.15%, 07/01/2029	2,032,000	1,837,498
ERP Operating L.P., 3.00%, 07/01/2029	2,053,000	1,857,017
Essex Portfolio L.P., 4.00%, 03/01/2029	1,710,000	1,605,456
Sun Communities Operating L.P., 5.50%, 01/15/2029(b)	1,720,000	1,712,052
		7,012,023
Retail REITs-0.76%
Realty Income Corp.
3.25%, 06/15/2029	1,698,000	1,557,311
3.10%, 12/15/2029	2,055,000	1,839,283
Simon Property Group L.P., 2.45%, 09/13/2029	4,310,000	3,758,281
		7,154,875
Semiconductors & Semiconductor Equipment-3.62%
Intel Corp.
4.00%, 08/05/2029(b)	2,941,000	2,801,139
2.45%, 11/15/2029	6,901,000	6,025,850
KLA Corp., 4.10%, 03/15/2029	2,756,000	2,664,369
Lam Research Corp., 4.00%, 03/15/2029	3,450,000	3,306,022
Marvell Technology, Inc., 5.75%, 02/15/2029(b)	1,740,000	1,771,055
Microchip Technology, Inc., 5.05%, 03/15/2029	3,313,000	3,285,044
Micron Technology, Inc.
5.33%, 02/06/2029	2,433,000	2,438,033
6.75%, 11/01/2029	4,313,000	4,578,175
Qorvo, Inc., 4.38%, 10/15/2029	2,931,000	2,740,858
Texas Instruments, Inc.
4.60%, 02/08/2029(b)	2,255,000	2,233,754
2.25%, 09/04/2029	2,560,000	2,251,164
		34,095,463
Software-1.19%
Adobe, Inc., 4.80%, 04/04/2029	2,103,000	2,099,730
Oracle Corp., 6.15%, 11/09/2029	4,305,000	4,495,893
Roper Technologies, Inc., 2.95%, 09/15/2029	2,413,000	2,154,879
Workday, Inc., 3.70%, 04/01/2029	2,604,000	2,438,202
		11,188,704
Specialized REITs-2.26%
American Tower Corp.
5.20%, 02/15/2029	1,309,000	1,300,049
3.95%, 03/15/2029	2,060,000	1,933,976
3.80%, 08/15/2029	5,683,000	5,260,884
Crown Castle, Inc.
4.30%, 02/15/2029(b)	2,070,000	1,970,342
5.60%, 06/01/2029	2,585,000	2,602,199
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	2,567,000	2,514,091
Public Storage Operating Co.
5.13%, 01/15/2029(b)	1,727,000	1,736,677
3.39%, 05/01/2029	1,710,000	1,590,507
Weyerhaeuser Co., 4.00%, 11/15/2029	2,574,000	2,409,188
		21,317,913

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Specialty Retail-2.19%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	$6,015,000	$ 6,027,204
Home Depot, Inc. (The)
4.90%, 04/15/2029	2,600,000	2,595,685
2.95%, 06/15/2029	6,030,000	5,494,884
Lowe’s Cos., Inc., 3.65%, 04/05/2029	5,165,000	4,844,086
O’Reilly Automotive, Inc., 3.90%, 06/01/2029(b)	1,713,000	1,616,615
		20,578,474
Technology Hardware, Storage & Peripherals-1.60%
Apple, Inc.
3.25%, 08/08/2029(b)	3,502,000	3,258,924
2.20%, 09/11/2029	6,101,000	5,381,987
HP, Inc., 4.00%, 04/15/2029	3,444,000	3,264,989
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029(b)	1,740,000	1,701,079
Western Digital Corp., 2.85%, 02/01/2029	1,705,000	1,471,493
		15,078,472
Tobacco-1.95%
Altria Group, Inc., 4.80%, 02/14/2029(b)	6,575,000	6,451,464
B.A.T Capital Corp. (United Kingdom), 3.46%, 09/06/2029	1,713,000	1,556,553
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029(b)	3,450,000	3,525,672
Philip Morris International, Inc.
3.38%, 08/15/2029(b)	2,587,000	2,383,855
5.63%, 11/17/2029	4,323,000	4,404,747
		18,322,291
Trading Companies & Distributors-0.37%
Air Lease Corp., 5.10%, 03/01/2029(b)	1,800,000	1,776,230
GATX Corp., 4.70%, 04/01/2029	1,716,000	1,676,095
		3,452,325
Water Utilities-0.18%
American Water Capital Corp., 3.45%, 06/01/2029	1,880,000	1,741,272
	Principal Amount	Value
Wireless Telecommunication Services-2.09%
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029(b)	$4,310,000	$ 4,248,181
T-Mobile USA, Inc.
4.85%, 01/15/2029	3,450,000	3,398,635
2.63%, 02/15/2029	3,449,000	3,066,847
2.40%, 03/15/2029	1,716,000	1,512,287
3.38%, 04/15/2029	8,097,000	7,417,184
		19,643,134
Total U.S. Dollar Denominated Bonds & Notes (Cost $951,406,648)		931,073,588
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $110,776)	110,776	110,776
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.87% (Cost $951,517,424)		931,184,364
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.48%
Invesco Private Government Fund, 5.30%(c)(d)(e)	46,095,783	46,095,783
Invesco Private Prime Fund, 5.48%(c)(d)(e)	118,496,460	118,532,009
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $164,644,040)		164,627,792
TOTAL INVESTMENTS IN SECURITIES-116.35% (Cost $1,116,161,464)		1,095,812,156
OTHER ASSETS LESS LIABILITIES-(16.35)%		(154,026,955)
NET ASSETS-100.00%		$941,785,201

Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$133,085	$22,311,324	$(22,333,633)	$-	$-	$110,776	$50,463
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,281,535	$149,978,997	$(119,164,749)	$-	$-	$46,095,783	$1,319,724*
Invesco Private Prime Fund	39,295,374	339,374,501	(260,129,646)	(17,376)	9,156	118,532,009	3,524,729*
Total	$54,709,994	$511,664,822	$(401,628,028)	$(17,376)	$9,156	$164,738,568	$4,894,916

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.15%
Aerospace & Defense-2.69%
Boeing Co. (The), 5.15%, 05/01/2030	$15,199,000	$ 14,509,159
RTX Corp., 2.25%, 07/01/2030	3,356,000	2,845,586
Textron, Inc., 3.00%, 06/01/2030	2,200,000	1,927,272
		19,282,017
Automobile Components-0.31%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	2,603,000	2,227,843
Automobiles-3.09%
American Honda Finance Corp.
4.60%, 04/17/2030(b)	2,404,000	2,349,651
5.85%, 10/04/2030(b)	1,680,000	1,741,911
Ford Motor Credit Co. LLC
7.35%, 03/06/2030	3,870,000	4,081,085
7.20%, 06/10/2030	2,860,000	2,995,405
4.00%, 11/13/2030	5,540,000	4,913,923
Toyota Motor Credit Corp.
4.55%, 05/17/2030	2,360,000	2,299,668
5.55%, 11/20/2030(b)	3,705,000	3,790,485
		22,172,128
Banks-6.29%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030	3,360,000	2,999,796
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030(b)	4,195,000	4,115,306
Citizens Financial Group, Inc., 3.25%, 04/30/2030(b)	2,526,000	2,207,173
Huntington National Bank (The), 5.65%, 01/10/2030	3,025,000	3,027,124
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030(b)	3,864,000	3,346,151
2.05%, 07/17/2030	4,204,000	3,490,985
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030	4,545,000	4,623,598
2.75%, 01/15/2030	4,202,000	3,668,533
2.13%, 07/08/2030	5,045,000	4,200,741
5.85%, 07/13/2030	2,190,000	2,247,419
2.14%, 09/23/2030	2,848,000	2,361,438
Truist Bank, 2.25%, 03/11/2030	4,205,000	3,477,973
Truist Financial Corp., 1.95%, 06/05/2030	2,523,000	2,073,198
U.S. Bancorp, 1.38%, 07/22/2030	4,207,000	3,366,531
		45,205,966
Beverages-1.93%
Coca-Cola Co. (The), 1.65%, 06/01/2030	5,033,000	4,180,550
Constellation Brands, Inc., 2.88%, 05/01/2030(b)	2,010,000	1,758,306
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	3,360,000	2,841,307
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	2,525,000	2,267,231
PepsiCo, Inc., 1.63%, 05/01/2030	3,360,000	2,797,325
		13,844,719
Biotechnology-3.25%
Amgen, Inc.
2.45%, 02/21/2030	4,195,000	3,637,116
5.25%, 03/02/2030	9,300,000	9,327,570
Biogen, Inc., 2.25%, 05/01/2030(b)	5,034,000	4,239,705
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc., 1.65%, 10/01/2030	$3,360,000	$ 2,741,105
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	4,201,000	3,424,714
		23,370,210
Broadline Retail-1.17%
Amazon.com, Inc., 1.50%, 06/03/2030(b)	6,720,000	5,568,253
eBay, Inc., 2.70%, 03/11/2030(b)	3,195,000	2,801,223
		8,369,476
Building Products-0.24%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	2,102,000	1,724,281
Capital Markets-2.21%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	2,521,000	2,390,342
Cboe Global Markets, Inc., 1.63%, 12/15/2030(b)	1,680,000	1,359,011
CI Financial Corp. (Canada), 3.20%, 12/17/2030	3,224,000	2,526,493
Franklin Resources, Inc., 1.60%, 10/30/2030	2,900,000	2,334,466
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	3,358,000	2,847,043
Northern Trust Corp., 1.95%, 05/01/2030	3,356,000	2,832,660
S&P Global, Inc., 1.25%, 08/15/2030(b)	2,012,000	1,614,192
		15,904,207
Chemicals-2.25%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030(b)	3,098,000	2,635,622
Celanese US Holdings LLC, 6.55%, 11/15/2030(b)	3,396,000	3,547,116
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	2,779,000	2,332,178
EIDP, Inc., 2.30%, 07/15/2030(b)	1,680,000	1,436,815
Linde, Inc., 1.10%, 08/10/2030	2,353,000	1,885,296
LYB International Finance III LLC, 2.25%, 10/01/2030(b)	1,680,000	1,415,506
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	1,677,000	1,480,020
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	1,680,000	1,432,020
		16,164,573
Commercial Services & Supplies-0.59%
Republic Services, Inc., 2.30%, 03/01/2030	2,010,000	1,729,414
Waste Management, Inc., 4.63%, 02/15/2030	2,523,000	2,472,384
		4,201,798
Communications Equipment-0.35%
Motorola Solutions, Inc., 2.30%, 11/15/2030	3,020,000	2,516,036
Construction & Engineering-0.41%
Quanta Services, Inc., 2.90%, 10/01/2030	3,360,000	2,932,127
Construction Materials-0.52%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	1,610,000	1,390,703
Vulcan Materials Co., 3.50%, 06/01/2030	2,596,000	2,356,279
		3,746,982
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Consumer Finance-0.93%
General Motors Financial Co., Inc.
5.85%, 04/06/2030(b)	$3,370,000	$3,400,134
3.60%, 06/21/2030	3,693,000	3,301,729
		6,701,863
Consumer Staples Distribution & Retail-1.31%
Costco Wholesale Corp., 1.60%, 04/20/2030	5,878,000	4,903,349
Kroger Co. (The), 2.20%, 05/01/2030(b)	1,677,000	1,420,092
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030(b)	1,682,000	1,471,265
Walmart, Inc., 4.00%, 04/15/2030(b)	1,680,000	1,623,193
		9,417,899
Containers & Packaging-0.65%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	1,683,000	1,432,133
Avery Dennison Corp., 2.65%, 04/30/2030	1,682,000	1,454,599
Sonoco Products Co., 3.13%, 05/01/2030	2,005,000	1,774,078
		4,660,810
Distributors-0.19%
Genuine Parts Co., 1.88%, 11/01/2030	1,686,000	1,365,876
Diversified Consumer Services-0.50%
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	2,510,000	2,232,980
Yale University, Series 2020, 1.48%, 04/15/2030	1,675,000	1,392,201
		3,625,181
Diversified REITs-0.45%
VICI Properties L.P., 4.95%, 02/15/2030	3,363,000	3,223,961
Diversified Telecommunication Services-0.81%
Verizon Communications, Inc.
1.50%, 09/18/2030	3,359,000	2,720,301
1.68%, 10/30/2030	3,843,000	3,100,573
		5,820,874
Electric Utilities-5.55%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030(b)	2,105,000	1,738,583
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	2,004,000	1,618,376
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	3,690,000	3,407,513
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	1,683,000	1,463,418
Duke Energy Corp., 2.45%, 06/01/2030	2,853,000	2,434,760
Duke Energy Florida LLC, 1.75%, 06/15/2030(b)	1,675,000	1,379,666
Entergy Corp., 2.80%, 06/15/2030	2,010,000	1,744,386
Eversource Energy, Series R, 1.65%, 08/15/2030	2,023,000	1,616,305
FirstEnergy Corp., 2.65%, 03/01/2030(b)	2,024,000	1,741,019
Florida Power & Light Co., 4.63%, 05/15/2030	1,677,000	1,641,713
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030(b)	2,014,000	1,991,778
2.25%, 06/01/2030	6,717,000	5,675,091
Pacific Gas and Electric Co., 4.55%, 07/01/2030	10,430,000	9,852,464
	Principal Amount	Value
Electric Utilities-(continued)
PG&E Wildfire Recovery Funding LLC, Series A-1, 3.59%, 06/01/2030(b)	$1,428,390	$ 1,361,867
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	2,688,000	2,180,149
		39,847,088
Electrical Equipment-0.59%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	1,675,000	1,380,053
Emerson Electric Co., 1.95%, 10/15/2030	1,670,000	1,407,834
Regal Rexnord Corp., 6.30%, 02/15/2030	1,420,000	1,454,310
		4,242,197
Electronic Equipment, Instruments & Components-0.40%
Jabil, Inc., 3.60%, 01/15/2030(b)	1,684,000	1,511,631
Teledyne FLIR LLC, 2.50%, 08/01/2030	1,628,000	1,373,137
		2,884,768
Energy Equipment & Services-1.15%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	1,678,000	1,614,055
Halliburton Co., 2.92%, 03/01/2030(b)	3,360,000	2,993,529
Schlumberger Investment S.A., 2.65%, 06/26/2030	4,198,000	3,677,566
		8,285,150
Financial Services-1.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.15%, 09/30/2030	2,995,000	3,084,543
Block Financial LLC, 3.88%, 08/15/2030(b)	2,190,000	1,987,113
Fiserv, Inc., 2.65%, 06/01/2030	3,360,000	2,903,299
Global Payments, Inc., 2.90%, 05/15/2030	3,405,000	2,950,478
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	3,360,000	2,877,348
		13,802,781
Food Products-2.64%
Campbell Soup Co., 2.38%, 04/24/2030(b)	1,682,000	1,433,312
Hormel Foods Corp., 1.80%, 06/11/2030(b)	3,355,000	2,796,179
Ingredion, Inc., 2.90%, 06/01/2030	2,006,000	1,754,585
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.50%, 01/15/2030	4,183,000	4,087,596
JM Smucker Co. (The), 2.38%, 03/15/2030	1,698,000	1,458,899
Kellanova, 2.10%, 06/01/2030	1,682,000	1,414,910
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030	2,494,000	2,319,918
McCormick & Co., Inc., 2.50%, 04/15/2030	1,677,000	1,442,776
Mondelez International, Inc., 2.75%, 04/13/2030	2,523,000	2,220,809
		18,928,984
Gas Utilities-0.45%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	1,677,000	1,359,230
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	2,185,000	1,897,120
		3,256,350

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Ground Transportation-0.48%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	$1,682,000	$ 1,423,255
Norfolk Southern Corp., 5.05%, 08/01/2030	2,060,000	2,050,192
		3,473,447
Health Care Equipment & Supplies-2.73%
Abbott Laboratories, 1.40%, 06/30/2030(b)	2,189,000	1,801,864
Becton, Dickinson and Co., 2.82%, 05/20/2030	2,519,000	2,206,041
Boston Scientific Corp., 2.65%, 06/01/2030	4,038,000	3,520,694
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	2,525,000	2,200,653
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	4,185,000	4,291,405
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	3,357,000	2,751,555
Stryker Corp., 1.95%, 06/15/2030	3,360,000	2,817,262
		19,589,474
Health Care Providers & Services-5.98%
Cencora, Inc., 2.80%, 05/15/2030	1,675,000	1,466,148
Centene Corp.
3.38%, 02/15/2030	6,726,000	5,926,607
3.00%, 10/15/2030	7,460,000	6,348,592
Cigna Group (The), 2.40%, 03/15/2030(b)	4,700,000	4,036,680
CommonSpirit Health, 2.78%, 10/01/2030	1,843,000	1,588,127
CVS Health Corp.
5.13%, 02/21/2030	5,040,000	4,957,775
1.75%, 08/21/2030	4,193,000	3,383,835
Elevance Health, Inc., 2.25%, 05/15/2030	3,697,000	3,136,579
Sutter Health, Series 20-A, 2.29%, 08/15/2030	2,355,000	2,010,374
UnitedHealth Group, Inc.
5.30%, 02/15/2030	4,205,000	4,257,886
2.00%, 05/15/2030	4,195,000	3,534,698
Universal Health Services, Inc., 2.65%, 10/15/2030	2,690,000	2,268,521
		42,915,822
Hotel & Resort REITs-0.31%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	2,520,000	2,224,366
Hotels, Restaurants & Leisure-2.23%
Booking Holdings, Inc., 4.63%, 04/13/2030(b)	5,040,000	4,921,732
Marriott International, Inc., Series FF, 4.63%, 06/15/2030(b)	3,363,000	3,241,446
McDonald’s Corp., 2.13%, 03/01/2030	2,520,000	2,143,076
Starbucks Corp.
2.25%, 03/12/2030	2,524,000	2,162,429
2.55%, 11/15/2030	4,178,000	3,579,610
		16,048,293
Household Durables-0.58%
Mohawk Industries, Inc., 3.63%, 05/15/2030	1,680,000	1,536,183
NVR, Inc., 3.00%, 05/15/2030	3,025,000	2,656,501
		4,192,684
	Principal Amount	Value
Household Products-0.66%
Clorox Co. (The), 1.80%, 05/15/2030	$1,680,000	$ 1,389,355
Procter & Gamble Co. (The), 1.20%, 10/29/2030	4,187,000	3,375,241
		4,764,596
Industrial Conglomerates-0.40%
Honeywell International, Inc., 1.95%, 06/01/2030	3,354,000	2,840,484
Industrial REITs-0.29%
Prologis L.P., 1.25%, 10/15/2030	2,604,000	2,064,938
Insurance-3.68%
Alleghany Corp., 3.63%, 05/15/2030	1,683,000	1,562,999
Allstate Corp. (The), 1.45%, 12/15/2030(b)	1,984,000	1,568,542
Aon Corp., 2.80%, 05/15/2030	3,355,000	2,925,648
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030	1,667,000	1,417,298
1.45%, 10/15/2030(b)	2,510,000	2,044,380
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	2,070,000	2,069,776
CNA Financial Corp., 2.05%, 08/15/2030	1,665,000	1,377,835
Fidelity National Financial, Inc., 3.40%, 06/15/2030	2,184,000	1,931,963
Loews Corp., 3.20%, 05/15/2030	1,705,000	1,534,625
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030	2,520,000	2,129,791
Principal Financial Group, Inc., 2.13%, 06/15/2030	2,006,000	1,666,162
Prudential Financial, Inc., 2.10%, 03/10/2030	1,682,000	1,430,235
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030	3,358,000	2,994,024
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	2,022,000	1,786,506
		26,439,784
Interactive Media & Services-1.32%
Alphabet, Inc., 1.10%, 08/15/2030(b)	7,560,000	6,134,703
Meta Platforms, Inc., 4.80%, 05/15/2030(b)	3,360,000	3,346,603
		9,481,306
IT Services-0.53%
International Business Machines Corp., 1.95%, 05/15/2030	4,530,000	3,793,270
Life Sciences Tools & Services-0.56%
Agilent Technologies, Inc., 2.10%, 06/04/2030	1,682,000	1,409,630
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030	2,603,000	2,590,891
		4,000,521
Machinery-2.03%
Cummins, Inc., 1.50%, 09/01/2030(b)	2,863,000	2,328,456
Flowserve Corp., 3.50%, 10/01/2030	1,675,000	1,487,353
IDEX Corp., 3.00%, 05/01/2030	1,680,000	1,468,732
John Deere Capital Corp.
2.45%, 01/09/2030(b)	1,839,000	1,617,839
4.70%, 06/10/2030(b)	3,405,000	3,356,788
Otis Worldwide Corp., 2.57%, 02/15/2030	4,991,000	4,348,191
		14,607,359

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Media-0.65%
Discovery Communications LLC, 3.63%, 05/15/2030(b)	$3,360,000	$ 2,958,166
Omnicom Group, Inc., 2.45%, 04/30/2030	2,005,000	1,718,136
		4,676,302
Metals & Mining-1.48%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030(b)	1,508,000	1,419,119
4.63%, 08/01/2030	1,990,000	1,905,043
Newmont Corp., 2.25%, 10/01/2030	3,356,000	2,834,492
Nucor Corp., 2.70%, 06/01/2030	1,676,000	1,474,565
Reliance, Inc., 2.15%, 08/15/2030	1,684,000	1,399,376
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030	1,693,000	1,560,718
		10,593,313
Multi-Utilities-0.64%
NiSource, Inc., 3.60%, 05/01/2030	3,405,000	3,107,758
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030(b)	1,821,000	1,461,897
		4,569,655
Oil, Gas & Consumable Fuels-10.03%
BP Capital Markets America, Inc., 1.75%, 08/10/2030(b)	3,363,000	2,778,633
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	1,718,000	1,499,127
Chevron Corp., 2.24%, 05/11/2030	5,040,000	4,343,502
Devon Energy Corp., 4.50%, 01/15/2030	1,926,000	1,844,745
Diamondback Energy, Inc., 5.15%, 01/30/2030	2,850,000	2,824,590
Enbridge, Inc. (Canada), 6.20%, 11/15/2030	2,523,000	2,639,262
Energy Transfer L.P., 6.40%, 12/01/2030	3,361,000	3,510,131
Enterprise Products Operating LLC, 2.80%, 01/31/2030	4,194,000	3,729,320
EOG Resources, Inc., 4.38%, 04/15/2030(b)	2,523,000	2,443,056
Equinor ASA (Norway), 2.38%, 05/22/2030	2,520,000	2,187,418
Exxon Mobil Corp., 2.61%, 10/15/2030	6,735,000	5,883,884
MPLX L.P., 2.65%, 08/15/2030	5,036,000	4,303,563
Occidental Petroleum Corp.
8.88%, 07/15/2030	3,405,000	3,902,964
6.63%, 09/01/2030	4,901,000	5,123,162
ONEOK, Inc.
3.10%, 03/15/2030	2,705,000	2,398,173
3.25%, 06/01/2030(b)	1,680,000	1,502,842
5.80%, 11/01/2030	1,680,000	1,711,458
Phillips 66, 2.15%, 12/15/2030	2,902,000	2,401,232
Pioneer Natural Resources Co., 1.90%, 08/15/2030	3,690,000	3,085,260
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	2,517,000	2,291,005
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030(b)	3,189,000	3,146,796
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	2,355,000	2,108,580
Western Midstream Operating L.P., 4.05%, 02/01/2030	3,615,000	3,351,026
Williams Cos., Inc. (The), 3.50%, 11/15/2030	3,360,000	3,026,344
		72,036,073
	Principal Amount	Value
Personal Care Products-0.94%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030(b)	$2,355,000	$ 2,056,102
Kenvue, Inc., 5.00%, 03/22/2030	3,370,000	3,367,296
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	1,668,000	1,348,561
		6,771,959
Pharmaceuticals-5.38%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030(b)	2,183,000	2,180,602
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	4,370,000	3,545,891
Bristol-Myers Squibb Co., 1.45%, 11/13/2030	4,195,000	3,368,976
Johnson & Johnson, 1.30%, 09/01/2030(b)	5,897,000	4,823,498
Merck & Co., Inc.
4.30%, 05/17/2030	2,520,000	2,439,912
1.45%, 06/24/2030	4,193,000	3,428,667
Pfizer, Inc., 1.70%, 05/28/2030	3,358,000	2,797,576
Royalty Pharma PLC, 2.20%, 09/02/2030	3,350,000	2,772,514
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	8,400,000	7,066,680
Viatris, Inc., 2.70%, 06/22/2030	4,900,000	4,127,555
Zoetis, Inc., 2.00%, 05/15/2030	2,518,000	2,103,423
		38,655,294
Professional Services-0.62%
Automatic Data Processing, Inc., 1.25%, 09/01/2030(b)	3,355,000	2,693,680
Equifax, Inc., 3.10%, 05/15/2030(b)	2,011,000	1,787,298
		4,480,978
Residential REITs-0.31%
Camden Property Trust, 2.80%, 05/15/2030	2,523,000	2,212,900
Retail REITs-1.38%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	2,689,000	2,476,614
Kimco Realty OP LLC, 2.70%, 10/01/2030	1,676,000	1,439,022
Realty Income Corp., 4.85%, 03/15/2030	2,010,000	1,965,648
Regency Centers L.P., 3.70%, 06/15/2030	2,010,000	1,837,746
Simon Property Group L.P., 2.65%, 07/15/2030	2,509,000	2,172,955
		9,891,985
Semiconductors & Semiconductor Equipment-2.25%
Applied Materials, Inc., 1.75%, 06/01/2030	2,520,000	2,105,673
Intel Corp., 5.13%, 02/10/2030(b)	4,205,000	4,201,145
Lam Research Corp., 1.90%, 06/15/2030	2,511,000	2,105,417
QUALCOMM, Inc., 2.15%, 05/20/2030	4,028,000	3,456,628
Texas Instruments, Inc., 1.75%, 05/04/2030	2,520,000	2,111,333
Xilinx, Inc., 2.38%, 06/01/2030	2,513,000	2,166,145
		16,146,341
Software-1.31%
Autodesk, Inc., 2.85%, 01/15/2030	1,680,000	1,485,315
Intuit, Inc., 1.65%, 07/15/2030(b)	1,697,000	1,395,404
Oracle Corp., 4.65%, 05/06/2030(b)	2,520,000	2,454,140
ServiceNow, Inc., 1.40%, 09/01/2030	5,040,000	4,058,139
		9,392,998

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Specialized REITs-0.91%
American Tower Corp.
2.90%, 01/15/2030	$2,605,000	$2,285,750
2.10%, 06/15/2030	2,522,000	2,096,683
1.88%, 10/15/2030	2,687,000	2,171,030
		6,553,463
Specialty Retail-1.91%
AutoNation, Inc., 4.75%, 06/01/2030	1,678,000	1,598,202
Best Buy Co., Inc., 1.95%, 10/01/2030	2,191,000	1,802,856
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,605,000	2,726,157
Leidos, Inc., 4.38%, 05/15/2030	2,525,000	2,379,070
Lowe’s Cos., Inc., 1.70%, 10/15/2030	4,263,000	3,455,895
Tractor Supply Co., 1.75%, 11/01/2030	2,184,000	1,760,065
		13,722,245
Technology Hardware, Storage & Peripherals-1.67%
Apple, Inc.
4.15%, 05/10/2030(b)	1,676,000	1,637,356
1.65%, 05/11/2030(b)	5,875,000	4,918,168
1.25%, 08/20/2030(b)	4,205,000	3,418,970
NetApp, Inc., 2.70%, 06/22/2030	2,350,000	2,030,168
		12,004,662
Textiles, Apparel & Luxury Goods-1.09%
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	2,526,000	2,237,954
Tapestry, Inc., 7.70%, 11/27/2030(b)	3,370,000	3,523,240
VF Corp., 2.95%, 04/23/2030(b)	2,518,000	2,036,572
		7,797,766
Tobacco-2.75%
Altria Group, Inc., 3.40%, 05/06/2030	2,522,000	2,268,605
B.A.T Capital Corp. (United Kingdom), 6.34%, 08/02/2030	3,368,000	3,513,339
Philip Morris International, Inc.
5.13%, 02/15/2030	7,460,000	7,405,347
2.10%, 05/01/2030	2,513,000	2,117,368
5.50%, 09/07/2030	2,404,000	2,428,599
1.75%, 11/01/2030	2,499,000	2,023,368
		19,756,626
Trading Companies & Distributors-0.80%
Air Lease Corp.
3.00%, 02/01/2030	2,200,000	1,941,193
3.13%, 12/01/2030	2,605,000	2,268,198
GATX Corp., 4.00%, 06/30/2030	1,680,000	1,551,863
		5,761,254
	Principal Amount	Value
Water Utilities-0.41%
American Water Capital Corp., 2.80%, 05/01/2030	$1,675,000	$ 1,466,009
Essential Utilities, Inc., 2.70%, 04/15/2030	1,680,000	1,443,135
		2,909,144
Total U.S. Dollar Denominated Bonds & Notes (Cost $725,970,912)		712,095,447
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $29,204)	29,204	29,204
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $726,000,116)		712,124,651
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.39%
Invesco Private Government Fund, 5.30%(c)(d)(e)	24,917,498	24,917,498
Invesco Private Prime Fund, 5.48%(c)(d)(e)	64,054,288	64,073,504
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,995,532)		88,991,002
TOTAL INVESTMENTS IN SECURITIES-111.54% (Cost $814,995,648)		801,115,653
OTHER ASSETS LESS LIABILITIES-(11.54)%		(82,913,583)
NET ASSETS-100.00%		$718,202,070

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$42,585	$15,135,179	$(15,148,560)	$-	$-	$29,204	$35,191
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,326,202	101,945,431	(89,354,135)	-	-	24,917,498	821,054*
Invesco Private Prime Fund	31,695,872	223,971,443	(191,594,497)	(5,191)	5,877	64,073,504	2,191,472*
Total	$44,064,659	$341,052,053	$(296,097,192)	$(5,191)	$5,877	$89,020,206	$3,047,717

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.07%
Aerospace & Defense-2.37%
Boeing Co. (The), 3.63%, 02/01/2031	$2,915,000	$ 2,536,293
General Dynamics Corp., 2.25%, 06/01/2031	1,030,000	864,890
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,331,000	1,069,691
5.25%, 06/01/2031	1,515,000	1,499,733
RTX Corp.
6.00%, 03/15/2031	2,080,000	2,160,638
1.90%, 09/01/2031	2,080,000	1,655,984
Textron, Inc., 2.45%, 03/15/2031	1,021,000	852,058
		10,639,287
Air Freight & Logistics-0.39%
FedEx Corp., 2.40%, 05/15/2031(b)	2,081,000	1,748,194
Automobiles-3.44%
American Honda Finance Corp., 1.80%, 01/13/2031	1,130,000	924,099
Ford Motor Co., 7.45%, 07/16/2031	2,225,000	2,388,751
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	2,096,000	2,088,093
3.63%, 06/17/2031	2,070,000	1,769,340
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	3,130,000	3,734,923
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031	1,033,000	884,117
Toyota Motor Credit Corp.
1.65%, 01/10/2031	1,133,000	913,801
5.10%, 03/21/2031	1,860,000	1,855,621
1.90%, 09/12/2031	1,030,000	831,258
		15,390,003
Banks-1.51%
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	2,070,000	1,684,866
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	3,122,000	2,572,049
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	1,025,000	818,546
2.22%, 09/17/2031	2,070,000	1,679,950
		6,755,411
Beverages-2.67%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031(b)	1,559,000	1,557,008
Coca-Cola Co. (The)
2.00%, 03/05/2031	1,560,000	1,300,927
1.38%, 03/15/2031	2,705,000	2,157,924
Constellation Brands, Inc., 2.25%, 08/01/2031	2,073,000	1,692,954
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	1,030,000	853,452
Series 10, 5.20%, 03/15/2031	1,038,000	1,030,619
PepsiCo, Inc.
1.40%, 02/25/2031	1,560,000	1,247,325
1.95%, 10/21/2031	2,605,000	2,130,406
		11,970,615
Biotechnology-1.40%
AbbVie, Inc., 4.95%, 03/15/2031	4,105,000	4,072,319
Amgen, Inc., 2.30%, 02/25/2031	2,605,000	2,179,953
		6,252,272
	Principal Amount	Value
Broadline Retail-1.46%
Amazon.com, Inc., 2.10%, 05/12/2031	$6,251,000	$ 5,229,392
eBay, Inc., 2.60%, 05/10/2031	1,552,000	1,317,895
		6,547,287
Building Products-0.71%
Carrier Global Corp., 2.70%, 02/15/2031	1,560,000	1,335,799
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	1,028,000	827,017
Masco Corp., 2.00%, 02/15/2031	1,237,000	1,006,054
		3,168,870
Capital Markets-3.76%
Ares Capital Corp., 3.20%, 11/15/2031	1,465,000	1,214,809
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	1,030,000	831,850
1.80%, 07/28/2031	1,045,000	841,535
BlackRock, Inc., 1.90%, 01/28/2031	2,605,000	2,151,313
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	1,006,000	851,061
Charles Schwab Corp. (The)
1.65%, 03/11/2031	1,570,000	1,252,671
2.30%, 05/13/2031	1,560,000	1,302,534
1.95%, 12/01/2031	1,760,000	1,402,666
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	2,101,000	1,696,022
Moody’s Corp., 2.00%, 08/19/2031	1,250,000	1,009,795
Nasdaq, Inc., 1.65%, 01/15/2031	1,350,000	1,078,657
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	2,100,000	1,724,152
State Street Corp., 2.20%, 03/03/2031	1,775,000	1,473,474
		16,830,539
Chemicals-0.50%
Air Products and Chemicals, Inc., 4.75%, 02/08/2031(b)	1,250,000	1,232,449
Ecolab, Inc., 1.30%, 01/30/2031	1,260,000	999,441
		2,231,890
Commercial Services & Supplies-0.61%
Republic Services, Inc., 1.45%, 02/15/2031	1,350,000	1,066,759
Waste Management, Inc., 1.50%, 03/15/2031	2,070,000	1,652,400
		2,719,159
Communications Equipment-1.32%
Cisco Systems, Inc., 4.95%, 02/26/2031	4,459,000	4,435,283
Motorola Solutions, Inc., 2.75%, 05/24/2031	1,776,000	1,496,941
		5,932,224
Construction Materials-0.63%
Eagle Materials, Inc., 2.50%, 07/01/2031(b)	1,560,000	1,301,267
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	1,855,000	1,533,269
		2,834,536
Consumer Finance-2.76%
Ally Financial, Inc.
8.00%, 11/01/2031	4,125,000	4,517,798
8.00%, 11/01/2031	1,016,000	1,114,080
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
2.35%, 01/08/2031	$2,080,000	$1,698,124
5.75%, 02/08/2031	2,090,000	2,089,706
2.70%, 06/10/2031	2,070,000	1,704,692
Synchrony Financial, 2.88%, 10/28/2031	1,555,000	1,250,872
		12,375,272
Consumer Staples Distribution & Retail-1.25%
Dollar Tree, Inc., 2.65%, 12/01/2031	1,665,000	1,374,215
Kroger Co. (The), 1.70%, 01/15/2031	1,030,000	824,999
Walmart, Inc., 1.80%, 09/22/2031	4,170,000	3,414,585
		5,613,799
Containers & Packaging-0.31%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	1,645,000	1,374,865
Diversified REITs-0.80%
American Assets Trust L.P., 3.38%, 02/01/2031	1,028,000	843,419
COPT Defense Properties L.P., 2.75%, 04/15/2031	1,230,000	1,013,002
DOC DR LLC, 2.63%, 11/01/2031	1,038,000	854,247
W.P. Carey, Inc., 2.40%, 02/01/2031	1,030,000	856,899
		3,567,567
Diversified Telecommunication Services-4.85%
AT&T, Inc., 2.75%, 06/01/2031	6,255,000	5,314,912
Orange S.A. (France), 9.00%, 03/01/2031	5,130,000	6,137,997
Verizon Communications, Inc.
1.75%, 01/20/2031	4,688,000	3,767,970
2.55%, 03/21/2031	7,731,000	6,520,805
		21,741,684
Electric Utilities-5.11%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	1,030,000	869,658
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	1,205,000	1,000,844
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	1,030,000	812,448
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	1,881,000	1,578,697
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	1,130,000	958,790
Duke Energy Corp., 2.55%, 06/15/2031	2,081,000	1,740,460
Duke Energy Florida LLC, 2.40%, 12/15/2031	1,350,000	1,119,924
Duke Energy Progress LLC, 2.00%, 08/15/2031	1,346,000	1,093,198
Entergy Corp., 2.40%, 06/15/2031	1,360,000	1,118,455
Entergy Texas, Inc., 1.75%, 03/15/2031	1,256,000	1,012,838
Pacific Gas and Electric Co., 2.50%, 02/01/2031	4,170,000	3,437,650
PacifiCorp, 5.30%, 02/15/2031	1,460,000	1,444,339
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	1,120,545	1,077,336
Progress Energy, Inc., 7.75%, 03/01/2031	1,355,000	1,526,329
Public Service Co. of Colorado, 1.88%, 06/15/2031	1,560,000	1,247,953
Southern California Edison Co., 5.45%, 06/01/2031	266,000	267,014
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., 2.30%, 11/15/2031	$1,030,000	$ 843,655
Virginia Power Fuel Securitization, LLC, Series A-2, 4.88%, 05/01/2031	1,740,000	1,728,483
		22,878,071
Electrical Equipment-0.38%
Emerson Electric Co., 2.20%, 12/21/2031	2,062,000	1,711,462
Electronic Equipment, Instruments & Components-1.55%
Amphenol Corp., 2.20%, 09/15/2031	1,560,000	1,276,327
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	2,080,000	1,797,910
Jabil, Inc., 3.00%, 01/15/2031	1,240,000	1,056,259
Teledyne Technologies, Inc., 2.75%, 04/01/2031	2,132,000	1,805,180
Vontier Corp., 2.95%, 04/01/2031	1,247,000	1,025,870
		6,961,546
Energy Equipment & Services-0.21%
Helmerich & Payne, Inc., 2.90%, 09/29/2031	1,150,000	956,484
Entertainment-1.29%
Electronic Arts, Inc., 1.85%, 02/15/2031	1,562,000	1,264,285
Walt Disney Co. (The), 2.65%, 01/13/2031	5,215,000	4,527,844
		5,792,129
Financial Services-1.88%
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	2,605,000	2,182,618
Fiserv, Inc., 5.35%, 03/15/2031	196,000	195,257
Global Payments, Inc., 2.90%, 11/15/2031	1,540,000	1,282,564
Mastercard, Inc.
1.90%, 03/15/2031	1,250,000	1,038,203
2.00%, 11/18/2031(b)	1,555,000	1,272,607
ORIX Corp. (Japan), 2.25%, 03/09/2031(b)	980,000	818,041
Visa, Inc., 1.10%, 02/15/2031	2,084,000	1,645,784
		8,435,074
Food Products-1.89%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	2,070,000	1,761,967
Flowers Foods, Inc., 2.40%, 03/15/2031	1,055,000	870,920
General Mills, Inc., 2.25%, 10/14/2031	1,060,000	869,804
Kellanova, Series B, 7.45%, 04/01/2031	1,312,000	1,465,851
McCormick & Co., Inc., 1.85%, 02/15/2031	1,029,000	831,742
Mondelez International, Inc., 1.50%, 02/04/2031	1,028,000	818,287
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	2,040,000	1,837,475
		8,456,046
Gas Utilities-0.60%
Atmos Energy Corp., 1.50%, 01/15/2031	1,240,000	989,440
National Fuel Gas Co., 2.95%, 03/01/2031	1,038,000	866,513
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	1,029,000	830,715
		2,686,668
Ground Transportation-1.17%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031(b)	2,892,000	2,613,548
Norfolk Southern Corp., 2.30%, 05/15/2031	1,030,000	861,014
Union Pacific Corp., 2.38%, 05/20/2031	2,070,000	1,750,300
		5,224,862

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-1.17%
Baxter International, Inc., 1.73%, 04/01/2031	$1,380,000	$ 1,087,200
Becton, Dickinson and Co., 1.96%, 02/11/2031	2,070,000	1,681,327
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	1,395,000	1,180,286
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	1,560,000	1,293,138
		5,241,951
Health Care Providers & Services-7.70%
Cencora, Inc., 2.70%, 03/15/2031	2,070,000	1,756,901
Centene Corp.
2.50%, 03/01/2031	4,590,000	3,744,027
2.63%, 08/01/2031	2,705,000	2,203,274
Cigna Group (The)
2.38%, 03/15/2031	3,130,000	2,604,087
5.13%, 05/15/2031(b)	1,560,000	1,544,051
CommonSpirit Health, 5.21%, 12/01/2031	1,610,000	1,581,042
CVS Health Corp.
5.25%, 01/30/2031	1,570,000	1,546,641
1.88%, 02/28/2031	2,597,000	2,067,240
5.55%, 06/01/2031	1,503,000	1,499,349
2.13%, 09/15/2031	2,070,000	1,651,174
Elevance Health, Inc., 2.55%, 03/15/2031	2,070,000	1,749,999
HCA, Inc.
5.45%, 04/01/2031	2,076,000	2,063,974
2.38%, 07/15/2031	1,760,000	1,436,521
Humana, Inc., 5.38%, 04/15/2031	2,580,000	2,555,588
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	1,050,000	889,177
Quest Diagnostics, Inc., 2.80%, 06/30/2031	1,145,000	976,782
UnitedHealth Group, Inc.
4.90%, 04/15/2031	2,050,000	2,019,890
2.30%, 05/15/2031	3,130,000	2,617,052
		34,506,769
Health Care REITs-1.83%
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	1,661,000	1,305,610
Healthpeak OP LLC, 2.88%, 01/15/2031	1,240,000	1,063,944
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	1,455,000	1,239,039
Sabra Health Care L.P., 3.20%, 12/01/2031	1,670,000	1,377,051
Ventas Realty L.P., 2.50%, 09/01/2031	1,031,000	841,453
Welltower OP LLC
2.75%, 01/15/2031	1,240,000	1,060,980
2.80%, 06/01/2031	1,560,000	1,326,141
		8,214,218
Hotels, Restaurants & Leisure-0.86%
Expedia Group, Inc., 2.95%, 03/15/2031	1,030,000	887,508
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	2,290,000	1,947,038
Starbucks Corp., 4.90%, 02/15/2031	1,040,000	1,024,712
		3,859,258
Household Products-0.62%
Kimberly-Clark Corp., 2.00%, 11/02/2031(b)	1,240,000	1,024,486
Procter & Gamble Co. (The), 1.95%, 04/23/2031	2,080,000	1,748,751
		2,773,237
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-0.38%
AES Corp. (The), 2.45%, 01/15/2031	$2,060,000	$ 1,692,786
Industrial Conglomerates-0.80%
Honeywell International, Inc.
1.75%, 09/01/2031	3,130,000	2,526,785
4.95%, 09/01/2031	1,039,000	1,035,626
		3,562,411
Insurance-1.69%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	1,030,000	857,473
Aon North America, Inc., 5.30%, 03/01/2031	651,000	648,690
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	1,030,000	890,215
Brown & Brown, Inc., 2.38%, 03/15/2031	1,465,000	1,199,689
Fidelity National Financial, Inc., 2.45%, 03/15/2031	1,240,000	1,004,583
First American Financial Corp., 2.40%, 08/15/2031	1,299,000	1,025,665
Lincoln National Corp., 3.40%, 01/15/2031	1,030,000	904,142
Primerica, Inc., 2.80%, 11/19/2031	1,230,000	1,018,664
		7,549,121
IT Services-0.54%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	1,348,000	1,132,828
VeriSign, Inc., 2.70%, 06/15/2031	1,561,000	1,296,416
		2,429,244
Leisure Products-0.20%
Brunswick Corp., 2.40%, 08/18/2031	1,130,000	897,399
Life Sciences Tools & Services-1.16%
Agilent Technologies, Inc., 2.30%, 03/12/2031	1,761,000	1,463,951
Illumina, Inc., 2.55%, 03/23/2031(b)	1,030,000	842,812
Revvity, Inc., 2.25%, 09/15/2031	1,030,000	837,165
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	2,505,000	2,037,609
		5,181,537
Machinery-1.45%
Caterpillar, Inc., 1.90%, 03/12/2031(b)	1,030,000	862,737
IDEX Corp., 2.63%, 06/15/2031	1,027,000	854,464
Ingersoll Rand, Inc., 5.31%, 06/15/2031	166,000	166,198
John Deere Capital Corp.
1.45%, 01/15/2031	1,249,000	1,008,946
4.90%, 03/07/2031	1,766,000	1,751,640
2.00%, 06/17/2031	1,232,000	1,015,013
Xylem, Inc., 2.25%, 01/30/2031	1,028,000	855,950
		6,514,948
Media-2.86%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	3,340,000	2,726,879
Comcast Corp.
1.95%, 01/15/2031	3,122,000	2,561,765
1.50%, 02/15/2031	3,645,000	2,904,682
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	1,056,000	881,307
Omnicom Group, Inc., 2.60%, 08/01/2031	1,670,000	1,403,038
Paramount Global, 4.95%, 01/15/2031	2,615,000	2,342,733
		12,820,404

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Metals & Mining-0.22%
Steel Dynamics, Inc., 3.25%, 01/15/2031	$1,100,000	$ 971,528
Multi-Utilities-1.65%
Ameren Corp., 3.50%, 01/15/2031	1,665,000	1,492,642
CenterPoint Energy, Inc., 2.65%, 06/01/2031	1,040,000	875,370
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	1,765,000	1,428,436
DTE Electric Co., Series C, 2.63%, 03/01/2031	1,263,000	1,078,482
NiSource, Inc., 1.70%, 02/15/2031	1,560,000	1,238,779
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	1,554,000	1,273,704
		7,387,413
Office REITs-0.80%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	1,570,000	1,379,852
Boston Properties L.P., 3.25%, 01/30/2031	2,600,000	2,193,060
		3,572,912
Oil, Gas & Consumable Fuels-6.62%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	1,030,000	896,032
Burlington Resources LLC, 7.20%, 08/15/2031	920,000	1,031,071
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	3,120,000	2,813,944
Conoco Funding Co., 7.25%, 10/15/2031	826,000	929,386
Devon Energy Corp., 7.88%, 09/30/2031	1,410,000	1,600,487
Diamondback Energy, Inc., 3.13%, 03/24/2031	1,595,000	1,397,801
Hess Corp., 7.30%, 08/15/2031	1,303,000	1,455,009
Kinder Morgan, Inc.
2.00%, 02/15/2031	1,560,000	1,270,092
7.80%, 08/01/2031	1,120,000	1,268,999
Occidental Petroleum Corp.
6.13%, 01/01/2031(b)	2,385,000	2,438,281
7.50%, 05/01/2031	1,817,000	2,000,898
ONEOK, Inc., 6.35%, 01/15/2031	1,271,000	1,326,827
Ovintiv, Inc., 7.38%, 11/01/2031	1,029,000	1,121,172
Phillips 66 Co., 5.25%, 06/15/2031	1,248,000	1,236,821
Pioneer Natural Resources Co., 2.15%, 01/15/2031	2,089,000	1,754,256
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	2,071,000	1,968,250
TransCanada PipeLines Ltd. (Canada), 2.50%, 10/12/2031	2,070,000	1,719,444
Valero Energy Corp., 2.80%, 12/01/2031	950,000	802,154
Williams Cos., Inc. (The), 2.60%, 03/15/2031	3,129,000	2,631,860
		29,662,784
Personal Care Products-0.54%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	1,240,000	1,013,533
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	1,760,000	1,422,881
		2,436,414
	Principal Amount	Value
Pharmaceuticals-3.17%
AstraZeneca Finance LLC (United Kingdom)
4.90%, 02/26/2031	$2,047,000	$2,033,384
2.25%, 05/28/2031	1,560,000	1,311,569
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	2,080,000	2,152,335
5.10%, 02/22/2031	2,590,000	2,585,258
Merck & Co., Inc., 2.15%, 12/10/2031	4,170,000	3,447,112
Pfizer, Inc., 1.75%, 08/18/2031	2,070,000	1,668,029
Royalty Pharma PLC, 2.15%, 09/02/2031(b)	1,230,000	982,027
		14,179,714
Professional Services-0.77%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	2,080,000	1,740,181
Equifax, Inc., 2.35%, 09/15/2031	2,075,000	1,696,707
		3,436,888
Real Estate Management & Development-0.19%
CBRE Services, Inc., 2.50%, 04/01/2031	1,030,000	849,615
Residential REITs-0.94%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	1,255,000	1,063,347
ERP Operating L.P., 1.85%, 08/01/2031	1,031,000	829,176
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	1,350,000	1,061,189
Sun Communities Operating L.P., 2.70%, 07/15/2031	1,556,000	1,279,008
		4,232,720
Retail REITs-1.03%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	1,030,000	841,914
Kimco Realty OP LLC, 2.25%, 12/01/2031	1,033,000	823,164
Realty Income Corp., 3.25%, 01/15/2031	1,985,000	1,754,363
Simon Property Group L.P., 2.20%, 02/01/2031	1,458,000	1,200,234
		4,619,675
Semiconductors & Semiconductor Equipment-2.71%
Analog Devices, Inc., 2.10%, 10/01/2031	2,070,000	1,702,411
Intel Corp.
5.00%, 02/21/2031	1,031,000	1,018,137
2.00%, 08/12/2031	2,606,000	2,112,281
Marvell Technology, Inc., 2.95%, 04/15/2031	1,560,000	1,336,325
Micron Technology, Inc., 5.30%, 01/15/2031	2,080,000	2,067,929
NVIDIA Corp., 2.00%, 06/15/2031	2,605,000	2,175,105
Skyworks Solutions, Inc., 3.00%, 06/01/2031	1,045,000	874,822
Texas Instruments, Inc., 1.90%, 09/15/2031	1,030,000	849,157
		12,136,167
Software-3.37%
Autodesk, Inc., 2.40%, 12/15/2031	2,072,000	1,699,786
Fortinet, Inc., 2.20%, 03/15/2031	1,030,000	845,039
Oracle Corp., 2.88%, 03/25/2031	6,780,000	5,833,410
Roper Technologies, Inc., 1.75%, 02/15/2031	2,070,000	1,657,368
Salesforce, Inc., 1.95%, 07/15/2031	3,130,000	2,562,383
VMware LLC, 2.20%, 08/15/2031	3,130,000	2,514,301
		15,112,287

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Specialized REITs-3.26%
American Tower Corp.
2.70%, 04/15/2031	$1,437,000	$1,209,599
2.30%, 09/15/2031	1,435,000	1,163,592
Crown Castle, Inc.
2.25%, 01/15/2031	2,290,000	1,876,214
2.10%, 04/01/2031	2,070,000	1,666,904
2.50%, 07/15/2031	1,560,000	1,282,681
Equinix, Inc., 2.50%, 05/15/2031	2,081,000	1,728,445
Extra Space Storage L.P.
5.90%, 01/15/2031	1,250,000	1,273,057
2.40%, 10/15/2031	1,240,000	1,010,630
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	1,470,000	1,306,129
Public Storage Operating Co.
2.30%, 05/01/2031	1,350,000	1,126,205
2.25%, 11/09/2031	1,150,000	942,051
		14,585,507
Specialty Retail-2.58%
AutoZone, Inc., 1.65%, 01/15/2031	1,230,000	980,981
Home Depot, Inc. (The)
1.38%, 03/15/2031	2,605,000	2,061,318
1.88%, 09/15/2031	2,070,000	1,675,595
Leidos, Inc., 2.30%, 02/15/2031	2,070,000	1,698,400
Lowe’s Cos., Inc., 2.63%, 04/01/2031	3,130,000	2,660,191
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	1,000,000	802,686
Ross Stores, Inc., 1.88%, 04/15/2031	1,035,000	839,855
TJX Cos., Inc. (The), 1.60%, 05/15/2031	1,030,000	826,160
		11,545,186
Technology Hardware, Storage & Peripherals-2.04%
Apple, Inc.
1.65%, 02/08/2031	5,740,000	4,722,078
1.70%, 08/05/2031	2,083,000	1,692,555
HP, Inc., 2.65%, 06/17/2031	2,065,000	1,735,731
IBM International Capital Pte. Ltd., 4.75%, 02/05/2031	1,030,000	1,002,799
		9,153,163
Tobacco-1.46%
B.A.T Capital Corp. (United Kingdom)
5.83%, 02/20/2031	1,738,000	1,761,179
2.73%, 03/25/2031	2,605,000	2,190,868
Philip Morris International, Inc., 5.13%, 02/13/2031	2,610,000	2,570,070
		6,522,117
	Principal Amount	Value
Water Utilities-0.22%
American Water Capital Corp., 2.30%, 06/01/2031	$1,196,000	$ 990,979
Wireless Telecommunication Services-1.42%
T-Mobile USA, Inc.
2.88%, 02/15/2031	2,080,000	1,788,498
3.50%, 04/15/2031	5,111,000	4,554,143
		6,342,641
Total U.S. Dollar Denominated Bonds & Notes (Cost $449,397,335)		443,776,809
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $20,513)	20,513	20,513
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.08% (Cost $449,417,848)		443,797,322
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.24%
Invesco Private Government Fund, 5.30%(c)(d)(e)	2,808,855	2,808,855
Invesco Private Prime Fund, 5.48%(c)(d)(e)	7,220,601	7,222,767
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,031,622)		10,031,622
TOTAL INVESTMENTS IN SECURITIES-101.32% (Cost $459,449,470)		453,828,944
OTHER ASSETS LESS LIABILITIES-(1.32)%		(5,895,353)
NET ASSETS-100.00%		$447,933,591

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$42,663	$11,302,903	$(11,325,053)	$-	$-	$20,513	$23,938
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	932,243	24,899,413	(23,022,801)	-	-	2,808,855	80,652*
Invesco Private Prime Fund	2,397,193	45,515,339	(40,691,972)	(52)	2,259	7,222,767	214,731*
Total	$3,372,099	$81,717,655	$(75,039,826)	$(52)	$2,259	$10,052,135	$319,321

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.90%
Aerospace & Defense-1.55%
General Electric Co., 6.75%, 03/15/2032	$3,200,000	$ 3,494,971
Lockheed Martin Corp., 3.90%, 06/15/2032	1,900,000	1,760,421
RTX Corp., 2.38%, 03/15/2032	2,340,000	1,903,996
		7,159,388
Automobiles-2.94%
Ford Motor Co.
3.25%, 02/12/2032	5,930,000	4,877,121
6.10%, 08/19/2032	4,150,000	4,140,757
General Motors Co., 5.60%, 10/15/2032(b)	2,970,000	2,954,725
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	1,780,000	1,554,500
		13,527,103
Banks-4.29%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	2,020,000	1,656,893
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032(b)	2,340,000	2,066,036
Citigroup, Inc., 6.63%, 06/15/2032	2,370,000	2,524,103
Citizens Financial Group, Inc., 2.64%, 09/30/2032	1,420,000	1,081,768
KeyBank N.A., 4.90%, 08/08/2032(b)	1,785,000	1,580,323
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	2,371,000	2,161,672
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	1,410,000	1,155,528
3.20%, 03/10/2032	3,560,000	3,071,381
4.46%, 06/08/2032	4,750,000	4,467,651
		19,765,355
Beverages-1.64%
Constellation Brands, Inc., 4.75%, 05/09/2032	1,660,000	1,590,153
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	1,780,000	1,437,085
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	2,020,000	1,865,585
PepsiCo, Inc., 3.90%, 07/18/2032	2,890,000	2,682,516
		7,575,339
Biotechnology-0.87%
Amgen, Inc.
2.00%, 01/15/2032	2,380,000	1,902,115
3.35%, 02/22/2032	2,400,000	2,116,793
		4,018,908
Broadline Retail-2.33%
Amazon.com, Inc.
3.60%, 04/13/2032	6,000,000	5,485,553
4.70%, 12/01/2032	5,340,000	5,258,353
		10,743,906
Building Products-0.23%
Carlisle Cos., Inc., 2.20%, 03/01/2032	1,300,000	1,035,757
Capital Markets-4.83%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	1,190,000	1,137,763
BlackRock, Inc., 2.10%, 02/25/2032	2,370,000	1,929,476
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	1,408,000	1,128,783
	Principal Amount	Value
Capital Markets-(continued)
Charles Schwab Corp. (The), 2.90%, 03/03/2032	$2,370,000	$ 2,015,889
CME Group, Inc., 2.65%, 03/15/2032	1,780,000	1,520,577
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	1,760,000	1,939,805
FactSet Research Systems, Inc., 3.45%, 03/01/2032	1,190,000	1,027,243
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	1,130,000	896,399
Moody’s Corp., 4.25%, 08/08/2032	1,160,000	1,086,334
Morgan Stanley, 7.25%, 04/01/2032	2,340,000	2,645,750
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	1,760,000	1,467,777
Northern Trust Corp., 6.13%, 11/02/2032	2,323,000	2,411,290
S&P Global, Inc., 2.90%, 03/01/2032	3,540,000	3,045,494
		22,252,580
Chemicals-1.32%
Albemarle Corp., 5.05%, 06/01/2032	1,410,000	1,357,050
Celanese US Holdings LLC, 6.38%, 07/15/2032	2,400,000	2,468,059
Ecolab, Inc., 2.13%, 02/01/2032	1,600,000	1,310,494
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	1,170,000	944,620
		6,080,223
Commercial Services & Supplies-1.67%
Cintas Corp. No. 2, 4.00%, 05/01/2032	1,872,000	1,745,651
Republic Services, Inc., 1.75%, 02/15/2032	1,720,000	1,346,326
Waste Connections, Inc.
2.20%, 01/15/2032	1,600,000	1,293,430
3.20%, 06/01/2032	1,205,000	1,041,257
Waste Management, Inc., 4.15%, 04/15/2032	2,391,000	2,247,314
		7,673,978
Communications Equipment-0.31%
Motorola Solutions, Inc., 5.60%, 06/01/2032	1,410,000	1,418,516
Construction & Engineering-0.21%
Quanta Services, Inc., 2.35%, 01/15/2032	1,190,000	963,625
Consumer Finance-0.95%
Discover Financial Services, 6.70%, 11/29/2032	1,785,000	1,866,438
General Motors Financial Co., Inc., 3.10%, 01/12/2032	2,970,000	2,488,558
		4,354,996
Consumer Staples Distribution & Retail-1.86%
Costco Wholesale Corp., 1.75%, 04/20/2032	2,370,000	1,892,987
Dollar General Corp., 5.00%, 11/01/2032(b)	1,660,000	1,616,521
Target Corp., 4.50%, 09/15/2032(b)	2,340,000	2,245,839
Walmart, Inc., 4.15%, 09/09/2032(b)	2,930,000	2,816,590
		8,571,937
Containers & Packaging-0.66%
Avery Dennison Corp., 2.25%, 02/15/2032	1,150,000	930,435
Sonoco Products Co., 2.85%, 02/01/2032	1,190,000	994,770
WRKCo, Inc., 4.20%, 06/01/2032	1,175,000	1,091,729
		3,016,934
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Distributors-0.21%
Genuine Parts Co., 2.75%, 02/01/2032	$1,185,000	$ 981,347
Diversified Consumer Services-0.25%
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	1,190,000	1,156,617
Diversified REITs-0.94%
CubeSmart L.P., 2.50%, 02/15/2032	1,190,000	963,901
VICI Properties L.P., 5.13%, 05/15/2032	3,559,000	3,365,772
		4,329,673
Diversified Telecommunication Services-3.95%
AT&T, Inc., 2.25%, 02/01/2032	6,000,000	4,839,859
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032	1,410,000	1,122,461
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	1,190,000	1,477,703
TELUS Corp. (Canada), 3.40%, 05/13/2032	2,133,000	1,845,895
Verizon Communications, Inc., 2.36%, 03/15/2032	10,980,000	8,916,846
		18,202,764
Electric Utilities-8.76%
AEP Texas, Inc., 4.70%, 05/15/2032	1,190,000	1,119,914
Alabama Power Co., 3.05%, 03/15/2032	1,659,000	1,430,605
American Electric Power Co., Inc., 5.95%, 11/01/2032	1,190,000	1,216,735
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	1,190,000	1,095,274
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	1,174,000	1,110,544
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	1,190,000	1,014,201
Duke Energy Corp., 4.50%, 08/15/2032	2,700,000	2,527,896
Duke Energy Progress LLC, 3.40%, 04/01/2032	1,190,000	1,046,605
Entergy Louisiana LLC, 2.35%, 06/15/2032	1,190,000	958,724
Eversource Energy, 3.38%, 03/01/2032	1,520,000	1,300,954
Exelon Corp., 3.35%, 03/15/2032	1,542,000	1,346,895
Florida Power & Light Co., 2.45%, 02/03/2032	3,560,000	2,954,121
Georgia Power Co., 4.70%, 05/15/2032	1,660,000	1,601,934
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	1,170,000	977,272
4.02%, 11/01/2032	1,370,000	1,248,211
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	2,340,000	1,914,282
5.00%, 07/15/2032	2,340,000	2,280,828
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	1,660,000	1,577,509
Pacific Gas and Electric Co., 5.90%, 06/15/2032	1,410,000	1,420,661
Public Service Electric and Gas Co., 3.10%, 03/15/2032	1,190,000	1,029,512
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	1,190,000	1,020,560
Southern California Edison Co.
2.75%, 02/01/2032	1,188,000	992,826
5.95%, 11/01/2032	1,780,000	1,839,456
Southern Co. (The), 5.70%, 10/15/2032	1,190,000	1,212,679
Union Electric Co., 2.15%, 03/15/2032	1,250,000	999,550
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., 2.40%, 03/30/2032	$1,420,000	$ 1,160,444
Wisconsin Electric Power Co., 4.75%, 09/30/2032	1,190,000	1,160,713
Wisconsin Power and Light Co., 3.95%, 09/01/2032	1,410,000	1,282,484
Xcel Energy, Inc., 4.60%, 06/01/2032	1,657,000	1,543,000
		40,384,389
Electronic Equipment, Instruments & Components-1.11%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	1,426,000	1,411,721
Arrow Electronics, Inc., 2.95%, 02/15/2032	1,186,000	991,831
Eaton Corp., 4.00%, 11/02/2032	1,660,000	1,541,702
Tyco Electronics Group S.A., 2.50%, 02/04/2032	1,410,000	1,184,447
		5,129,701
Entertainment-2.78%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	1,190,000	1,083,936
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	1,188,000	1,331,986
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	11,850,000	10,375,932
		12,791,854
Financial Services-4.18%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	9,490,000	8,087,109
Corebridge Financial, Inc., 3.90%, 04/05/2032	3,560,000	3,181,092
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	1,780,000	1,757,956
Global Payments, Inc., 5.40%, 08/15/2032	1,783,000	1,749,186
ORIX Corp. (Japan)
4.00%, 04/13/2032	1,190,000	1,097,131
5.20%, 09/13/2032	1,154,000	1,156,409
PayPal Holdings, Inc., 4.40%, 06/01/2032	2,370,000	2,253,834
		19,282,717
Food Products-1.49%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	1,780,000	1,510,871
J. M. Smucker Co. (The), 2.13%, 03/15/2032	1,150,000	915,462
Mondelez International, Inc.
3.00%, 03/17/2032	1,780,000	1,526,647
1.88%, 10/15/2032	1,470,000	1,153,834
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	2,114,000	1,776,923
		6,883,737
Gas Utilities-0.77%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	1,186,000	1,109,378
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	1,172,000	1,158,097
Southwest Gas Corp., 4.05%, 03/15/2032	1,423,000	1,284,976
		3,552,451
Ground Transportation-1.65%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	1,900,000	1,738,069

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Ground Transportation-(continued)
CSX Corp., 4.10%, 11/15/2032	$2,250,000	$ 2,091,464
Norfolk Southern Corp., 3.00%, 03/15/2032	1,410,000	1,208,587
Union Pacific Corp., 2.80%, 02/14/2032	2,970,000	2,543,341
		7,581,461
Health Care Equipment & Supplies-1.81%
Baxter International, Inc., 2.54%, 02/01/2032(b)	3,660,000	2,974,443
Becton, Dickinson and Co., 4.30%, 08/22/2032	1,190,000	1,106,832
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	4,140,000	4,262,641
		8,343,916
Health Care Providers & Services-2.54%
Elevance Health, Inc.
4.10%, 05/15/2032	1,410,000	1,299,705
5.50%, 10/15/2032	1,540,000	1,555,703
HCA, Inc., 3.63%, 03/15/2032	4,750,000	4,152,644
Humana, Inc., 2.15%, 02/03/2032	1,720,000	1,361,929
UnitedHealth Group, Inc., 4.20%, 05/15/2032	3,560,000	3,335,483
		11,705,464
Health Care REITs-0.47%
Welltower OP LLC
2.75%, 01/15/2032	1,190,000	994,513
3.85%, 06/15/2032	1,300,000	1,168,385
		2,162,898
Hotels, Restaurants & Leisure-1.27%
Marriott International, Inc., Series GG, 3.50%, 10/15/2032	2,400,000	2,073,835
McDonald’s Corp., 4.60%, 09/09/2032(b)	1,780,000	1,713,266
Starbucks Corp., 3.00%, 02/14/2032	2,400,000	2,066,399
		5,853,500
Household Products-1.16%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	1,190,000	1,233,130
Clorox Co. (The), 4.60%, 05/01/2032	1,410,000	1,364,070
Colgate-Palmolive Co., 3.25%, 08/15/2032	1,153,000	1,025,289
Procter & Gamble Co. (The), 2.30%, 02/01/2032	2,020,000	1,717,001
		5,339,490
Industrial Conglomerates-0.23%
GE Capital Funding LLC, 4.55%, 05/15/2032	1,120,000	1,069,246
Industrial REITs-0.20%
Prologis L.P., 2.25%, 01/15/2032	1,140,000	926,117
Insurance-2.55%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	1,175,000	1,141,576
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	2,400,000	2,086,729
Brown & Brown, Inc., 4.20%, 03/17/2032	1,425,000	1,285,006
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	1,760,000	1,725,910
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	1,783,000	1,621,623
	Principal Amount	Value
Insurance-(continued)
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	$1,190,000	$ 1,236,115
MetLife, Inc., 6.50%, 12/15/2032	1,500,000	1,633,866
Progressive Corp. (The), 3.00%, 03/15/2032	1,190,000	1,027,494
		11,758,319
Interactive Media & Services-1.42%
Meta Platforms, Inc., 3.85%, 08/15/2032	7,070,000	6,534,974
IT Services-0.92%
International Business Machines Corp.
2.72%, 02/09/2032	1,140,000	974,630
4.40%, 07/27/2032	1,780,000	1,681,823
5.88%, 11/29/2032	1,500,000	1,571,512
		4,227,965
Life Sciences Tools & Services-0.66%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	1,900,000	1,675,535
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	1,403,000	1,386,086
		3,061,621
Machinery-0.95%
Flowserve Corp., 2.80%, 01/15/2032	1,190,000	978,351
John Deere Capital Corp.
3.90%, 06/07/2032	1,153,000	1,066,533
4.35%, 09/15/2032	1,410,000	1,346,761
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	1,173,000	989,526
		4,381,171
Media-1.34%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.30%, 02/01/2032	2,295,000	1,760,245
Comcast Corp., 5.50%, 11/15/2032	2,400,000	2,447,003
Paramount Global, 4.20%, 05/19/2032	2,373,000	1,976,951
		6,184,199
Metals & Mining-1.23%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032	2,400,000	2,558,661
Newmont Corp., 2.60%, 07/15/2032(b)	2,400,000	1,985,425
Nucor Corp., 3.13%, 04/01/2032	1,310,000	1,132,595
		5,676,681
Multi-Utilities-0.88%
Ameren Illinois Co., 3.85%, 09/01/2032	1,140,000	1,032,013
Dominion Energy, Inc., 5.38%, 11/15/2032	2,020,000	1,997,618
DTE Electric Co., Series A, 3.00%, 03/01/2032	1,190,000	1,021,609
		4,051,240
Office REITs-0.68%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	2,070,000	1,614,347
Boston Properties L.P., 2.55%, 04/01/2032	1,970,000	1,535,943
		3,150,290
Oil, Gas & Consumable Fuels-5.54%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	1,190,000	1,022,088

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
BP Capital Markets America, Inc., 2.72%, 01/12/2032	$4,750,000	$ 4,029,467
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	1,190,000	979,920
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	2,842,000	2,410,471
ConocoPhillips, 5.90%, 10/15/2032	1,200,000	1,262,341
Kinder Morgan, Inc., 7.75%, 01/15/2032	2,390,000	2,686,650
Marathon Oil Corp., 6.80%, 03/15/2032	1,310,000	1,426,476
MPLX L.P., 4.95%, 09/01/2032	2,370,000	2,256,612
ONEOK, Inc., 6.10%, 11/15/2032	1,780,000	1,835,067
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	1,185,000	1,294,910
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	2,370,000	2,119,908
Valero Energy Corp., 7.50%, 04/15/2032	1,733,000	1,957,669
Williams Cos., Inc. (The), 4.65%, 08/15/2032	2,370,000	2,246,743
		25,528,322
Personal Care Products-0.53%
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	2,313,000	2,452,993
Pharmaceuticals-2.08%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	4,150,000	3,561,782
Haleon US Capital LLC, 3.63%, 03/24/2032	4,685,000	4,182,116
Zoetis, Inc., 5.60%, 11/16/2032	1,780,000	1,818,293
		9,562,191
Residential REITs-1.38%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	1,410,000	1,222,345
AvalonBay Communities, Inc., 2.05%, 01/15/2032	1,700,000	1,382,216
Essex Portfolio L.P., 2.65%, 03/15/2032	1,493,000	1,220,227
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	1,420,000	1,293,103
Sun Communities Operating L.P., 4.20%, 04/15/2032	1,410,000	1,259,029
		6,376,920
Retail REITs-1.55%
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,411,000	1,204,111
Realty Income Corp.
5.63%, 10/13/2032	1,800,000	1,818,293
2.85%, 12/15/2032	1,640,000	1,348,471
Simon Property Group L.P.
2.25%, 01/15/2032	1,701,000	1,372,632
2.65%, 02/01/2032	1,703,000	1,418,442
		7,161,949
Semiconductors & Semiconductor Equipment-3.80%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	1,190,000	1,101,812
Broadcom, Inc., 4.30%, 11/15/2032	4,750,000	4,402,382
Intel Corp.
4.15%, 08/05/2032(b)	2,970,000	2,763,275
4.00%, 12/15/2032	1,782,000	1,630,523
KLA Corp., 4.65%, 07/15/2032	2,370,000	2,297,656
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Micron Technology, Inc., 2.70%, 04/15/2032	$2,370,000	$ 1,956,017
QUALCOMM, Inc.
1.65%, 05/20/2032	2,880,000	2,248,183
4.25%, 05/20/2032	1,153,000	1,095,960
		17,495,808
Software-1.79%
Oracle Corp., 6.25%, 11/09/2032	5,340,000	5,635,732
Workday, Inc., 3.80%, 04/01/2032	2,930,000	2,633,991
		8,269,723
Specialized REITs-1.85%
American Tower Corp., 4.05%, 03/15/2032	1,600,000	1,451,320
Equinix, Inc., 3.90%, 04/15/2032	2,850,000	2,572,454
Extra Space Storage L.P., 2.35%, 03/15/2032	1,410,000	1,118,192
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	1,900,000	1,577,911
Weyerhaeuser Co., 7.38%, 03/15/2032	1,600,000	1,795,314
		8,515,191
Specialty Retail-3.31%
AutoNation, Inc., 3.85%, 03/01/2032	1,666,000	1,467,873
AutoZone, Inc., 4.75%, 08/01/2032	1,780,000	1,702,004
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	1,779,000	1,500,119
Home Depot, Inc. (The)
3.25%, 04/15/2032	2,900,000	2,556,857
4.50%, 09/15/2032	2,970,000	2,876,584
Lowe’s Cos., Inc., 3.75%, 04/01/2032	3,560,000	3,221,042
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	2,020,000	1,936,712
		15,261,191
Technology Hardware, Storage & Peripherals-1.23%
Apple, Inc., 3.35%, 08/08/2032	3,560,000	3,208,691
HP, Inc., 4.20%, 04/15/2032	1,590,000	1,470,935
Western Digital Corp., 3.10%, 02/01/2032	1,190,000	966,276
		5,645,902
Textiles, Apparel & Luxury Goods-0.21%
Tapestry, Inc., 3.05%, 03/15/2032	1,190,000	957,576
Tobacco-2.29%
Altria Group, Inc., 2.45%, 02/04/2032	4,150,000	3,337,129
B.A.T Capital Corp. (United Kingdom)
4.74%, 03/16/2032	2,140,000	2,029,825
7.75%, 10/19/2032	1,420,000	1,604,261
Philip Morris International, Inc., 5.75%, 11/17/2032	3,520,000	3,594,290
		10,565,505
Trading Companies & Distributors-0.32%
Air Lease Corp., 2.88%, 01/15/2032	1,780,000	1,487,479
Water Utilities-0.39%
American Water Capital Corp., 4.45%, 06/01/2032	1,900,000	1,807,909
Wireless Telecommunication Services-2.57%
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	4,630,000	4,111,703

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
Sprint Capital Corp., 8.75%, 03/15/2032	$4,800,000	$ 5,740,958
T-Mobile USA, Inc., 2.70%, 03/15/2032	2,400,000	1,996,254
		11,848,915
Total U.S. Dollar Denominated Bonds & Notes (Cost $457,109,910)		455,799,921
	Shares
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $490,112)	490,112	490,112
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.01% (Cost $457,600,022)		456,290,033
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.99%
Invesco Private Government Fund, 5.30%(c)(d)(e)	3,862,326	$ 3,862,326
Invesco Private Prime Fund, 5.48%(c)(d)(e)	9,928,715	9,931,694
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,794,134)		13,794,020
TOTAL INVESTMENTS IN SECURITIES-102.00% (Cost $471,394,156)		470,084,053
OTHER ASSETS LESS LIABILITIES-(2.00)%		(9,213,184)
NET ASSETS-100.00%		$460,870,869

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,027	$11,721,926	$(11,298,841)	$-	$-	$490,112	$31,431
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,137,562	26,748,249	(24,023,485)	-	-	3,862,326	127,465*
Invesco Private Prime Fund	2,925,157	43,831,925	(36,823,882)	(102)	(1,404)	9,931,694	341,475*
Total	$4,129,746	$82,302,100	$(72,146,208)	$(102)	$(1,404)	$14,284,132	$500,371

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.65%
Aerospace & Defense-2.46%
HEICO Corp., 5.35%, 08/01/2033	$697,000	$ 691,155
L3Harris Technologies, Inc., 5.40%, 07/31/2033	1,741,000	1,727,708
Lockheed Martin Corp., 5.25%, 01/15/2033	1,160,000	1,175,869
Northrop Grumman Corp., 4.70%, 03/15/2033	1,156,000	1,112,473
RTX Corp., 5.15%, 02/27/2033	1,445,000	1,422,119
		6,129,324
Air Freight & Logistics-0.41%
United Parcel Service, Inc., 4.88%, 03/03/2033	1,040,000	1,021,233
Automobile Components-0.24%
Magna International, Inc. (Canada), 5.50%, 03/21/2033	585,000	594,242
Automobiles-1.08%
Ford Motor Credit Co. LLC, 7.12%, 11/07/2033	1,455,000	1,535,372
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033	580,000	602,972
Toyota Motor Credit Corp., 4.70%, 01/12/2033	580,000	562,323
		2,700,667
Banks-5.79%
Banco Santander S.A. (Spain)
6.92%, 08/08/2033	2,330,000	2,452,781
6.94%, 11/07/2033	1,740,000	1,894,859
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033	1,280,000	1,322,741
Citigroup, Inc., 6.00%, 10/31/2033	760,000	783,067
KeyBank N.A., 5.00%, 01/26/2033	1,152,000	1,057,678
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	1,977,000	1,939,778
5.00%, 05/02/2033	1,048,000	1,032,833
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	2,035,000	2,090,451
5.78%, 07/13/2033	760,000	781,016
5.81%, 09/14/2033(b)	1,050,000	1,085,948
		14,441,152
Beverages-1.88%
Brown-Forman Corp., 4.75%, 04/15/2033	750,000	730,709
Constellation Brands, Inc., 4.90%, 05/01/2033(b)	870,000	836,755
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	870,000	888,751
5.63%, 10/05/2033	1,050,000	1,085,846
PepsiCo, Inc., 4.45%, 02/15/2033	1,150,000	1,138,626
		4,680,687
Biotechnology-2.75%
Amgen, Inc.
4.20%, 03/01/2033(b)	870,000	802,334
5.25%, 03/02/2033	4,942,000	4,906,422
Gilead Sciences, Inc., 5.25%, 10/15/2033	1,160,000	1,161,539
		6,870,295
Building Products-0.28%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033	697,000	702,475
	Principal Amount	Value
Capital Markets-2.07%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	$870,000	$ 867,827
BlackRock, Inc., 4.75%, 05/25/2033	1,450,000	1,416,880
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033	1,200,000	1,267,411
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	850,000	888,135
6.09%, 07/12/2033(b)	695,000	725,508
		5,165,761
Chemicals-2.29%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	700,000	684,732
Celanese US Holdings LLC, 6.70%, 11/15/2033	1,200,000	1,263,148
Dow Chemical Co. (The), 6.30%, 03/15/2033	698,000	739,449
Eastman Chemical Co., 5.75%, 03/08/2033	605,000	610,395
EIDP, Inc., 4.80%, 05/15/2033	705,000	682,580
FMC Corp., 5.65%, 05/18/2033	580,000	570,581
LYB International Finance III LLC, 5.63%, 05/15/2033	580,000	589,508
Mosaic Co. (The), 5.45%, 11/15/2033	580,000	573,059
		5,713,452
Commercial Services & Supplies-1.10%
Republic Services, Inc.
2.38%, 03/15/2033	816,000	649,194
5.00%, 12/15/2033	750,000	731,683
Waste Connections, Inc., 4.20%, 01/15/2033	870,000	805,350
Waste Management, Inc., 4.63%, 02/15/2033	580,000	558,089
		2,744,316
Consumer Finance-0.73%
Ally Financial, Inc., 6.70%, 02/14/2033	580,000	580,933
General Motors Financial Co., Inc., 6.40%, 01/09/2033	1,200,000	1,242,680
		1,823,613
Consumer Staples Distribution & Retail-1.35%
Dollar General Corp., 5.45%, 07/05/2033(b)	1,163,000	1,152,200
Target Corp., 4.40%, 01/15/2033	580,000	558,345
Walmart, Inc., 4.10%, 04/15/2033(b)	1,744,000	1,653,477
		3,364,022
Containers & Packaging-0.47%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	583,000	588,697
WRKCo, Inc., 3.00%, 06/15/2033	700,000	583,353
		1,172,050
Distributors-0.29%
LKQ Corp., 6.25%, 06/15/2033	700,000	719,735
Diversified Telecommunication Services-3.17%
AT&T, Inc., 2.55%, 12/01/2033	4,356,000	3,437,656
Bell Canada (Canada), 5.10%, 05/11/2033	979,000	953,652
Verizon Communications, Inc.
5.05%, 05/09/2033	1,200,000	1,181,283
4.50%, 08/10/2033	2,485,000	2,331,660
		7,904,251
Electric Utilities-8.85%
American Electric Power Co., Inc., 5.63%, 03/01/2033	990,000	984,159
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	$700,000	$ 681,239
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033(b)	580,000	579,875
Constellation Energy Generation LLC, 5.80%, 03/01/2033	695,000	706,413
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	1,444,000	1,412,908
Duke Energy Corp., 5.75%, 09/15/2033	695,000	703,406
Duke Energy Florida LLC, 5.88%, 11/15/2033	700,000	727,926
Duke Energy Progress LLC, 5.25%, 03/15/2033	580,000	577,256
Entergy Louisiana LLC, 4.00%, 03/15/2033	868,000	783,077
Eversource Energy, 5.13%, 05/15/2033	925,000	886,506
Exelon Corp., 5.30%, 03/15/2033(b)	983,000	974,508
Florida Power & Light Co.
5.10%, 04/01/2033	870,000	861,784
4.80%, 05/15/2033	870,000	845,093
Georgia Power Co., 4.95%, 05/17/2033	1,155,000	1,124,423
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	760,000	783,520
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	1,168,000	1,137,290
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	930,000	951,378
Pacific Gas and Electric Co.
6.15%, 01/15/2033	875,000	893,078
6.40%, 06/15/2033	1,340,000	1,391,832
PECO Energy Co., 4.90%, 06/15/2033(b)	666,000	651,223
PPL Electric Utilities Corp., 5.00%, 05/15/2033	695,000	682,293
Public Service Electric and Gas Co.
4.65%, 03/15/2033	575,000	551,443
5.20%, 08/01/2033	580,000	577,628
Southern Co. (The), 5.20%, 06/15/2033	870,000	853,486
Virginia Electric and Power Co., 5.00%, 04/01/2033	870,000	844,076
Xcel Energy, Inc., 5.45%, 08/15/2033	925,000	908,689
		22,074,509
Electrical Equipment-0.60%
Regal Rexnord Corp., 6.40%, 04/15/2033	1,450,000	1,493,360
Electronic Equipment, Instruments & Components-0.95%
Eaton Corp., 4.15%, 03/15/2033	1,500,000	1,399,611
Trimble, Inc., 6.10%, 03/15/2033	930,000	958,863
		2,358,474
Energy Equipment & Services-0.23%
Schlumberger Investment S.A., 4.85%, 05/15/2033	580,000	568,190
Financial Services-2.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.40%, 10/29/2033	1,760,000	1,466,576
Apollo Global Management, Inc., 6.38%, 11/15/2033	580,000	616,744
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	635,000	651,547
Equitable Holdings, Inc., 5.59%, 01/11/2033	580,000	582,196
	Principal Amount	Value
Financial Services-(continued)
Fiserv, Inc.
5.60%, 03/02/2033	$1,050,000	$1,054,824
5.63%, 08/21/2033	1,510,000	1,518,985
Mastercard, Inc., 4.85%, 03/09/2033	870,000	863,579
		6,754,451
Food Products-2.79%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	580,000	548,168
General Mills, Inc., 4.95%, 03/29/2033(b)	1,153,000	1,120,290
J.M. Smucker Co. (The), 6.20%, 11/15/2033	1,160,000	1,212,527
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 04/01/2033	2,385,000	2,351,884
McCormick & Co., Inc., 4.95%, 04/15/2033	575,000	558,506
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	1,160,000	1,173,610
		6,964,985
Gas Utilities-0.75%
CenterPoint Energy Resources Corp., 5.40%, 03/01/2033	695,000	692,762
Southern California Gas Co., 5.20%, 06/01/2033	580,000	575,702
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	580,000	593,163
		1,861,627
Ground Transportation-1.20%
CSX Corp., 5.20%, 11/15/2033	700,000	699,123
Norfolk Southern Corp., 4.45%, 03/01/2033	580,000	547,427
Ryder System, Inc., 6.60%, 12/01/2033	700,000	746,259
Union Pacific Corp., 4.50%, 01/20/2033(b)	1,050,000	1,005,310
		2,998,119
Health Care Equipment & Supplies-0.44%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	1,150,000	1,100,226
Health Care Providers & Services-5.87%
Cigna Group (The), 5.40%, 03/15/2033	930,000	929,333
CVS Health Corp.
5.25%, 02/21/2033	2,025,000	1,969,242
5.30%, 06/01/2033	1,445,000	1,406,748
Elevance Health, Inc., 4.75%, 02/15/2033	1,150,000	1,103,406
HCA, Inc., 5.50%, 06/01/2033	1,455,000	1,439,439
Humana, Inc., 5.88%, 03/01/2033	901,000	913,223
McKesson Corp., 5.10%, 07/15/2033(b)	695,000	692,441
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/2033	685,000	687,544
Quest Diagnostics, Inc., 6.40%, 11/30/2033	870,000	929,127
UnitedHealth Group, Inc.
5.35%, 02/15/2033	2,329,000	2,352,654
4.50%, 04/15/2033	1,735,000	1,646,796
UPMC, 5.04%, 05/15/2033	584,000	572,425
		14,642,378
Health Care REITs-0.26%
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	814,000	653,532
Hotels, Restaurants & Leisure-1.00%
Darden Restaurants, Inc., 6.30%, 10/10/2033(b)	580,000	596,423
Marriott International, Inc., Series II, 2.75%, 10/15/2033	808,000	648,196

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
McDonald’s Corp., 4.95%, 08/14/2033	$695,000	$ 681,898
Starbucks Corp., 4.80%, 02/15/2033(b)	576,000	559,535
		2,486,052
Household Products-0.61%
Colgate-Palmolive Co., 4.60%, 03/01/2033	600,000	587,730
Procter & Gamble Co. (The), 4.05%, 01/26/2033	985,000	938,040
		1,525,770
Industrial Conglomerates-0.51%
Honeywell International, Inc., 5.00%, 02/15/2033	1,275,000	1,272,837
Industrial REITs-0.62%
Prologis L.P.
4.63%, 01/15/2033	754,000	719,531
4.75%, 06/15/2033	870,000	835,375
		1,554,906
Insurance-2.62%
Allstate Corp. (The), 5.25%, 03/30/2033	870,000	864,624
American International Group, Inc., 5.13%, 03/27/2033	870,000	854,409
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	870,000	857,399
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033	695,000	703,044
MetLife, Inc., 5.38%, 07/15/2033	1,200,000	1,209,293
Progressive Corp. (The), 4.95%, 06/15/2033	580,000	573,821
Travelers Property Casualty Corp., 6.38%, 03/15/2033	579,000	627,886
Willis North America, Inc., 5.35%, 05/15/2033	870,000	848,781
		6,539,257
Interactive Media & Services-0.81%
Meta Platforms, Inc., 4.95%, 05/15/2033	2,024,000	2,023,765
IT Services-0.34%
International Business Machines Corp., 4.75%, 02/06/2033	868,000	841,907
Life Sciences Tools & Services-0.46%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	1,160,000	1,151,897
Machinery-1.77%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	1,200,000	1,223,725
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	1,200,000	1,203,492
Nordson Corp., 5.80%, 09/15/2033	580,000	593,815
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	575,000	574,485
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	812,000	814,170
		4,409,687
Media-3.54%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.40%, 04/01/2033(b)	1,150,000	1,011,030
	Principal Amount	Value
Media-(continued)
Comcast Corp.
4.25%, 01/15/2033	$1,965,000	$1,825,920
4.65%, 02/15/2033(b)	1,155,000	1,108,995
7.05%, 03/15/2033	870,000	971,020
4.80%, 05/15/2033(b)	1,153,000	1,115,120
Fox Corp., 6.50%, 10/13/2033	1,455,000	1,520,876
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	1,160,000	1,284,793
		8,837,754
Metals & Mining-0.37%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	873,000	920,344
Multi-Utilities-1.97%
Ameren Illinois Co., 4.95%, 06/01/2033	580,000	565,251
Arizona Public Service Co., 5.55%, 08/01/2033	580,000	573,233
Consumers Energy Co., 4.63%, 05/15/2033	805,000	769,019
Dominion Energy, Inc., Series F, 5.25%, 08/01/2033	590,000	575,473
DTE Electric Co., 5.20%, 04/01/2033	693,000	690,869
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	932,000	936,126
Sempra, 5.50%, 08/01/2033(b)	815,000	812,218
		4,922,189
Office REITs-0.64%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	1,160,000	870,099
Boston Properties L.P., 2.45%, 10/01/2033	990,000	732,346
		1,602,445
Oil, Gas & Consumable Fuels-11.86%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	2,615,000	2,530,348
4.89%, 09/11/2033	1,730,000	1,680,377
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	1,630,000	1,645,454
ConocoPhillips Co., 5.05%, 09/15/2033	1,165,000	1,149,976
Diamondback Energy, Inc., 6.25%, 03/15/2033	1,297,000	1,355,407
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	2,677,000	2,687,647
2.50%, 08/01/2033	1,150,000	908,108
Energy Transfer L.P.
5.75%, 02/15/2033	1,740,000	1,740,826
6.55%, 12/01/2033	1,745,000	1,840,358
Enterprise Products Operating LLC
5.35%, 01/31/2033	1,204,000	1,209,089
Series D, 6.88%, 03/01/2033	580,000	641,836
Hess Corp., 7.13%, 03/15/2033	623,000	699,873
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	580,000	644,876
Kinder Morgan, Inc.
4.80%, 02/01/2033	870,000	818,857
5.20%, 06/01/2033	1,734,000	1,674,669
MPLX L.P., 5.00%, 03/01/2033	1,270,000	1,207,403
ONEOK, Inc., 6.05%, 09/01/2033	1,745,000	1,787,202
Ovintiv, Inc., 6.25%, 07/15/2033	695,000	713,955
Phillips 66 Co., 5.30%, 06/30/2033	1,046,000	1,029,311

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Corp.
4.20%, 02/01/2033	$865,000	$776,662
6.13%, 03/15/2033	1,050,000	1,078,547
Western Midstream Operating L.P., 6.15%, 04/01/2033	875,000	888,541
Williams Cos., Inc. (The), 5.65%, 03/15/2033	870,000	875,430
		29,584,752
Personal Care Products-1.25%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	805,000	777,987
Kenvue, Inc., 4.90%, 03/22/2033(b)	1,443,000	1,419,539
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	930,000	927,366
		3,124,892
Pharmaceuticals-2.80%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033(b)	580,000	572,359
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	1,160,000	1,212,579
Eli Lilly and Co., 4.70%, 02/27/2033	1,163,000	1,137,016
Johnson & Johnson
4.95%, 05/15/2033	575,000	585,213
4.38%, 12/05/2033	1,005,000	978,507
Merck & Co., Inc.
4.50%, 05/17/2033	1,735,000	1,668,141
6.50%, 12/01/2033	750,000	829,065
		6,982,880
Professional Services-0.73%
Concentrix Corp., 6.85%, 08/02/2033	635,000	622,935
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	579,000	575,804
Verisk Analytics, Inc., 5.75%, 04/01/2033	605,000	617,322
		1,816,061
Retail REITs-1.09%
Kimco Realty OP LLC, 4.60%, 02/01/2033	760,000	710,056
NNN REIT, Inc., 5.60%, 10/15/2033	580,000	577,787
Realty Income Corp., 4.90%, 07/15/2033	695,000	663,217
Simon Property Group L.P., 5.50%, 03/08/2033	759,000	761,151
		2,712,211
Semiconductors & Semiconductor Equipment-2.85%
Intel Corp., 5.20%, 02/10/2033(b)	2,615,000	2,594,771
Marvell Technology, Inc., 5.95%, 09/15/2033	580,000	595,496
Micron Technology, Inc.
5.88%, 02/09/2033	869,000	890,115
5.88%, 09/15/2033	1,050,000	1,076,194
QUALCOMM, Inc., 5.40%, 05/20/2033	815,000	841,020
Texas Instruments, Inc., 4.90%, 03/14/2033	1,105,000	1,097,725
		7,095,321
Software-1.28%
Intuit, Inc., 5.20%, 09/15/2033	1,505,000	1,503,322
Oracle Corp., 4.90%, 02/06/2033	1,735,000	1,677,528
		3,180,850
	Principal Amount	Value
Specialized REITs-1.78%
American Tower Corp.
5.65%, 03/15/2033	$930,000	$932,651
5.55%, 07/15/2033	986,000	980,183
5.90%, 11/15/2033	870,000	889,494
Crown Castle, Inc., 5.10%, 05/01/2033(b)	870,000	835,577
Public Storage Operating Co., 5.10%, 08/01/2033	815,000	804,540
		4,442,445
Specialty Retail-3.05%
AutoZone, Inc.
4.75%, 02/01/2033	642,000	611,864
6.55%, 11/01/2033	580,000	623,620
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	760,000	781,074
Dell International LLC/EMC Corp., 5.75%, 02/01/2033	1,202,000	1,231,231
Leidos, Inc., 5.75%, 03/15/2033	870,000	879,397
Lowe’s Cos., Inc.
5.00%, 04/15/2033(b)	1,445,000	1,418,136
5.15%, 07/01/2033(b)	1,201,000	1,191,442
Tractor Supply Co., 5.25%, 05/15/2033	870,000	862,138
		7,598,902
Technology Hardware, Storage & Peripherals-0.96%
Apple, Inc., 4.30%, 05/10/2033	1,150,000	1,128,109
HP, Inc., 5.50%, 01/15/2033(b)	1,275,000	1,276,033
		2,404,142
Textiles, Apparel & Luxury Goods-0.61%
Tapestry, Inc., 7.85%, 11/27/2033	1,450,000	1,529,364
Tobacco-2.37%
Altria Group, Inc., 6.88%, 11/01/2033	580,000	625,595
B.A.T Capital Corp. (United Kingdom), 6.42%, 08/02/2033	1,455,000	1,520,212
Philip Morris International, Inc.
5.38%, 02/15/2033	2,618,000	2,597,664
5.63%, 09/07/2033	1,168,000	1,178,400
		5,921,871
Wireless Telecommunication Services-1.75%
T-Mobile USA, Inc.
5.20%, 01/15/2033	1,440,000	1,417,914
5.05%, 07/15/2033	3,028,000	2,949,366
		4,367,280
Total U.S. Dollar Denominated Bonds & Notes (Cost $249,207,561)		246,066,907
	Shares
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $112,977)	112,977	112,977
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.70% (Cost $249,320,538)		246,179,884

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.86%
Invesco Private Government Fund, 5.30%(c)(d)(e)	1,302,336	$ 1,302,336
Invesco Private Prime Fund, 5.48%(c)(d)(e)	3,347,860	3,348,864
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,651,222)		4,651,200
TOTAL INVESTMENTS IN SECURITIES-100.56% (Cost $253,971,760)		250,831,084
OTHER ASSETS LESS LIABILITIES-(0.56)%		(1,397,515)
NET ASSETS-100.00%		$249,433,569

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,528,575	$(6,415,598)	$-	$-	$112,977	$14,133
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,472,774	(3,170,438)	-	-	1,302,336	10,266*
Invesco Private Prime Fund	-	14,385,751	(11,036,469)	(22)	(396)	3,348,864	27,494*
Total	$-	$25,387,100	$(20,622,505)	$(22)	$(396)	$4,764,177	$51,893

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-61.37%
Automobile Components-4.06%
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025	$26,401,000	$ 26,484,929
Capital Markets-1.76%
StoneX Group, Inc., 8.63%, 06/15/2025(b)	11,480,000	11,494,285
Chemicals-0.19%
TPC Group, Inc., 13.00%, 12/16/2027(b)	1,208,571	1,233,305
Consumer Finance-2.52%
Navient Corp., 5.88%, 10/25/2024	16,500,000	16,480,406
Containers & Packaging-2.80%
Graphic Packaging International LLC, 4.13%, 08/15/2024	10,558,000	10,544,431
Sealed Air Corp., 5.13%, 12/01/2024(b)	7,750,000	7,718,034
		18,262,465
Diversified Consumer Services-2.45%
Grand Canyon University, 4.13%, 10/01/2024	16,220,000	15,976,700
Electrical Equipment-4.87%
WESCO Distribution, Inc.
7.13%, 06/15/2025(b)	16,600,000	16,603,320
7.25%, 06/15/2028(b)(c)	14,902,000	15,191,859
		31,795,179
Entertainment-2.97%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)(c)	19,541,000	19,416,403
Health Care Providers & Services-0.85%
Owens & Minor, Inc., 4.38%, 12/15/2024	5,615,000	5,581,739
Hotels, Restaurants & Leisure-2.00%
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	13,000,000	13,025,493
Independent Power and Renewable Electricity Producers-3.52%
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(b)	23,002,000	22,968,010
Industrial Conglomerates-5.07%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	33,100,000	33,121,234
Media-8.04%
DISH DBS Corp., 5.88%, 11/15/2024	36,797,000	35,074,348
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)	17,395,000	17,375,431
		52,449,779
Metals & Mining-0.00%
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)(d)(e)	1,200,000	0
Mortgage REITs-1.96%
Starwood Property Trust, Inc., 3.75%, 12/31/2024(b)	13,000,000	12,776,066
Oil, Gas & Consumable Fuels-3.26%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)	11,414,000	11,427,599
EQM Midstream Partners L.P., 4.00%, 08/01/2024	9,900,000	9,864,181
		21,291,780
	Principal Amount	Value
Pharmaceuticals-3.49%
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	$23,100,000	$ 22,759,069
Specialty Retail-2.60%
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	16,500,000	17,002,392
Technology Hardware, Storage & Peripherals-5.60%
Vericast Corp., 11.00%, 09/15/2026(b)	33,940,000	36,570,350
Textiles, Apparel & Luxury Goods-1.31%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	8,500,000	8,527,567
Trading Companies & Distributors-2.05%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(b)	12,970,000	13,363,627
Total U.S. Dollar Denominated Bonds & Notes (Cost $401,743,044)		400,580,778
U.S. Treasury Securities-36.93%
U.S. Treasury Bills-36.93%(f)
5.27%–5.30%, 06/13/2024	145,000,000	144,788,139
5.30%–5.31%, 07/18/2024	77,000,000	76,494,415
5.24%, 08/15/2024	20,000,000	19,787,692
Total U.S. Treasury Securities (Cost $241,003,652)		241,070,246
	Shares
Money Market Funds-3.69%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(g)(h) (Cost $24,071,063)	24,071,063	24,071,063
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.99% (Cost $666,817,759)		665,722,087
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.97%
Invesco Private Government Fund, 5.30%(g)(h)(i)	3,598,627	3,598,627
Invesco Private Prime Fund, 5.48%(g)(h)(i)	9,250,833	9,253,608
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,853,895)		12,852,235
TOTAL INVESTMENTS IN SECURITIES-103.96% (Cost $679,671,654)		678,574,322
OTHER ASSETS LESS LIABILITIES-(3.96)%		(25,826,430)
NET ASSETS-100.00%		$652,747,892

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $207,691,349, which represented 31.82% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,700,787	$500,285,580	$(499,915,304)	$-	$-	$24,071,063	$1,499,833
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,964,297	111,329,026	(119,694,696)	-	-	3,598,627	546,348*
Invesco Private Prime Fund	30,765,338	224,433,238	(245,956,779)	(1,612)	13,423	9,253,608	1,513,201*
Total	$66,430,422	$836,047,844	$(865,566,779)	$(1,612)	$13,423	$36,923,298	$3,559,382

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.81%
Aerospace & Defense-2.24%
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	$19,630,000	$ 21,082,856
Automobile Components-1.51%
Clarios Global L.P., 6.75%, 05/15/2025(b)	9,810,000	9,816,980
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	4,360,000	4,341,272
		14,158,252
Automobiles-1.64%
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)(c)	15,270,000	15,387,106
Banks-2.01%
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	17,443,000	18,863,820
Broadline Retail-1.33%
QVC, Inc., 4.45%, 02/15/2025(c)	12,772,000	12,544,577
Chemicals-1.50%
Avient Corp., 5.75%, 05/15/2025(b)	14,181,000	14,114,578
Commercial Services & Supplies-4.94%
Brink’s Co. (The), 5.50%, 07/15/2025(b)	8,726,000	8,700,858
GFL Environmental, Inc.
4.25%, 06/01/2025(b)(c)	10,900,000	10,784,767
3.75%, 08/01/2025(b)	16,357,000	15,980,661
Matthews International Corp., 5.25%, 12/01/2025(b)	6,540,000	6,488,353
OPENLANE, Inc., 5.13%, 06/01/2025(b)	4,576,000	4,522,245
		46,476,884
Communications Equipment-1.58%
Viasat, Inc., 5.63%, 09/15/2025(b)	15,263,000	14,814,463
Construction Materials-1.12%
Williams Scotsman, Inc., 6.13%, 06/15/2025(b)(c)	10,526,000	10,503,132
Consumer Finance-5.46%
Finance of America Funding LLC, 7.88%, 11/15/2025(b)	4,316,000	3,390,930
Navient Corp., 6.75%, 06/25/2025	10,901,000	10,921,646
OneMain Finance Corp., 6.88%, 03/15/2025	20,191,000	20,347,622
PRA Group, Inc., 7.38%, 09/01/2025(b)	6,001,000	6,031,119
SLM Corp., 4.20%, 10/29/2025(c)	10,908,000	10,629,544
		51,320,861
Consumer Staples Distribution & Retail-1.26%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	11,942,000	11,850,311
Containers & Packaging-3.21%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	14,160,000	13,954,108
Ball Corp., 5.25%, 07/01/2025	4,130,000	4,126,185
Pactiv LLC, 7.95%, 12/15/2025	3,353,000	3,445,962
Sealed Air Corp., 5.50%, 09/15/2025(b)	8,720,000	8,685,737
		30,211,992
	Principal Amount	Value
Electric Utilities-2.76%
DPL, Inc., 4.13%, 07/01/2025	$9,032,000	$ 8,839,167
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	15,720,000	17,128,119
		25,967,286
Electrical Equipment-1.52%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)(c)	14,130,000	14,241,655
Electronic Equipment, Instruments & Components-1.64%
Likewize Corp., 9.75%, 10/15/2025(b)	9,158,000	9,248,600
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	6,127,000	6,122,908
		15,371,508
Financial Services-3.83%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	14,180,000	14,064,483
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	4,798,000	4,655,232
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)(c)	17,450,000	17,304,348
		36,024,063
Food Products-0.61%
B&G Foods, Inc., 5.25%, 04/01/2025	5,787,000	5,698,139
Gas Utilities-1.58%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	15,117,000	14,886,009
Health Care Providers & Services-4.01%
Encompass Health Corp., 5.75%, 09/15/2025	7,630,000	7,605,801
ModivCare, Inc., 5.88%, 11/15/2025(b)(c)	11,022,000	10,969,142
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)(c)	19,065,000	19,117,810
		37,692,753
Health Care REITs-1.15%
Diversified Healthcare Trust, 9.75%, 06/15/2025	10,826,000	10,841,894
Hotel & Resort REITs-2.37%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/2025(b)	12,127,000	12,127,000
XHR L.P., 6.38%, 08/15/2025(b)	10,140,000	10,135,242
		22,262,242
Hotels, Restaurants & Leisure-13.17%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)	10,901,000	10,867,280
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)(c)	3,338,000	3,339,932
Carnival Corp., 10.50%, 06/01/2030(b)(c)	21,807,000	23,717,468
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)(c)	9,600,000	9,658,301
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)(c)	10,901,000	10,873,209
IRB Holding Corp., 7.00%, 06/15/2025(b)	16,362,000	16,377,020
MGM Resorts International, 5.75%, 06/15/2025(c)	14,720,000	14,690,467
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)(c)	7,630,000	7,696,844
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	$5,801,000	$ 5,769,323
Travel + Leisure Co., 6.60%, 10/01/2025(c)	7,633,000	7,700,560
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)(c)	13,083,000	13,079,541
		123,769,945
Household Durables-1.14%
Newell Brands, Inc., 4.88%, 06/01/2025	10,900,000	10,754,994
Independent Power and Renewable Electricity Producers-0.97%
TransAlta Corp. (Canada), 7.75%, 11/15/2029(c)	8,726,000	9,085,145
Industrial Conglomerates-1.56%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	14,618,000	14,616,672
Interactive Media & Services-1.15%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	10,826,000	10,853,660
Machinery-1.61%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	15,268,000	15,160,718
Mortgage REITs-2.52%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	7,148,000	7,012,292
Rithm Capital Corp., 6.25%, 10/15/2025(b)	5,996,000	5,947,181
Starwood Property Trust, Inc., 4.75%, 03/15/2025(c)	10,900,000	10,726,353
		23,685,826
Oil, Gas & Consumable Fuels-12.89%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)	1,000,000	1,001,191
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	21,820,000	21,860,192
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	18,930,000	18,894,107
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	8,728,000	8,728,391
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)(c)	21,410,000	21,171,171
NuStar Logistics L.P., 5.75%, 10/01/2025	13,082,000	13,011,119
Range Resources Corp., 4.88%, 05/15/2025(c)	14,484,000	14,368,505
SM Energy Co., 5.63%, 06/01/2025(c)	7,617,000	7,592,700
Southwestern Energy Co., 5.70%, 01/23/2025	8,492,000	8,459,933
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	6,122,000	6,102,593
		121,189,902
Passenger Airlines-1.11%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)	10,620,000	10,391,112
	Principal Amount	Value
Pharmaceuticals-4.25%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	$33,298,000	$ 31,434,810
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	10,060,000	8,539,934
		39,974,744
Software-6.24%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)(c)	12,990,000	13,044,857
PTC, Inc., 3.63%, 02/15/2025(b)	10,907,000	10,732,573
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	38,164,000	34,895,158
		58,672,588
Specialty Retail-1.66%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	4,080,000	4,004,126
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	12,000,000	11,644,162
		15,648,288
Technology Hardware, Storage & Peripherals-1.34%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	12,852,000	12,595,888
Textiles, Apparel & Luxury Goods-0.93%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	8,722,000	8,751,977
Total U.S. Dollar Denominated Bonds & Notes (Cost $918,976,294)		919,465,840
	Shares
Money Market Funds-3.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $31,548,563)	31,548,563	31,548,563
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.16% (Cost $950,524,857)		951,014,403
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.36%
Invesco Private Government Fund, 5.30%(d)(e)(f)	22,011,633	22,011,633
Invesco Private Prime Fund, 5.48%(d)(e)(f)	56,584,366	56,601,341
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,616,596)		78,612,974
TOTAL INVESTMENTS IN SECURITIES-109.52% (Cost $1,029,141,453)		1,029,627,377
OTHER ASSETS LESS LIABILITIES-(9.52)%		(89,537,743)
NET ASSETS-100.00%		$940,089,634

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $686,928,684, which represented 73.07% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$34,363,349	$415,006,773	$(417,821,559)	$-	$-	$31,548,563	$1,543,554
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,736,260	153,209,143	(156,933,770)	-	-	22,011,633	1,119,483*
Invesco Private Prime Fund	66,178,954	333,637,415	(343,231,413)	(3,956)	20,341	56,601,341	3,031,501*
Total	$126,278,563	$901,853,331	$(917,986,742)	$(3,956)	$20,341	$110,161,537	$5,694,538

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.06%
Aerospace & Defense-0.43%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)(c)	$2,255,000	$ 2,293,033
Automobile Components-2.07%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	2,600,000	2,602,172
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)	3,100,000	3,110,265
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026	5,430,000	5,302,891
		11,015,328
Automobiles-0.57%
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)	3,470,000	3,025,840
Banks-0.55%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	2,956,000	2,939,543
Chemicals-1.77%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	1,225,000	1,175,268
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	2,600,000	2,352,064
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	4,590,000	4,417,323
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	1,510,000	1,477,244
		9,421,899
Commercial Services & Supplies-4.84%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	8,736,000	8,738,015
Cimpress PLC (Ireland), 7.00%, 06/15/2026	2,960,000	2,955,960
CPI CG, Inc., 8.63%, 03/15/2026(b)	1,470,000	1,478,106
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	2,200,000	2,116,190
GFL Environmental, Inc., 5.13%, 12/15/2026(b)	2,800,000	2,749,333
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)(c)	4,830,000	5,047,582
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	2,661,000	2,623,191
		25,708,377
Communications Equipment-0.58%
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	4,525,000	3,069,700
Construction & Engineering-0.42%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	2,262,000	2,235,780
Consumer Finance-4.18%
Credit Acceptance Corp., 6.63%, 03/15/2026(c)	2,198,000	2,192,644
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)	1,757,000	1,698,237
LFS Topco LLC, 5.88%, 10/15/2026(b)	1,650,000	1,544,274
Navient Corp., 6.75%, 06/15/2026(c)	3,000,000	2,996,616
OneMain Finance Corp., 7.13%, 03/15/2026(c)	9,660,000	9,807,838
	Principal Amount	Value
Consumer Finance-(continued)
SLM Corp., 3.13%, 11/02/2026(c)	$2,749,000	$ 2,549,429
World Acceptance Corp., 7.00%, 11/01/2026(b)	1,510,000	1,430,987
		22,220,025
Consumer Staples Distribution & Retail-1.33%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)(c)	4,530,000	4,317,738
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)	2,830,000	2,755,090
		7,072,828
Containers & Packaging-1.98%
Ball Corp., 4.88%, 03/15/2026	1,550,000	1,526,495
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	1,604,000	1,563,751
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	1,181,000	1,164,985
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026(c)	2,000,000	2,073,956
LABL, Inc., 6.75%, 07/15/2026(b)(c)	4,224,000	4,178,183
		10,507,370
Diversified Consumer Services-0.41%
Graham Holdings Co., 5.75%, 06/01/2026(b)	2,201,000	2,194,485
Diversified Telecommunication Services-4.27%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	12,525,000	11,836,264
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)(c)	6,840,000	6,796,333
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)	5,436,000	4,041,776
		22,674,373
Electric Utilities-2.92%
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	7,240,000	7,770,125
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	1,835,000	1,815,869
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	6,040,000	5,944,601
		15,530,595
Energy Equipment & Services-1.81%
Permian Resources Operating LLC
5.38%, 01/15/2026(b)	1,720,000	1,700,297
7.75%, 02/15/2026(b)	1,650,000	1,669,349
9.88%, 07/15/2031(b)(c)	2,800,000	3,099,972
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)(c)	1,500,000	1,500,662
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)(c)	1,607,000	1,636,342
		9,606,622
Entertainment-0.76%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	2,450,000	2,415,451
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	1,653,000	1,630,587
		4,046,038
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Financial Services-4.49%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)(c)	$3,410,000	$ 3,358,294
Block, Inc., 2.75%, 06/01/2026(c)	6,040,000	5,692,678
GGAM Finance Ltd. (Ireland), 7.75%, 05/15/2026(b)(c)	2,195,000	2,239,468
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	1,650,000	1,634,689
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026(b)	2,750,000	2,700,220
PHH Mortgage Corp., 7.88%, 03/15/2026(b)	1,831,000	1,784,689
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	6,944,000	6,464,787
		23,874,825
Gas Utilities-1.45%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	4,010,000	3,880,306
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	3,923,000	3,833,324
		7,713,630
Ground Transportation-0.40%
Hertz Corp. (The), 4.63%, 12/01/2026(b)(c)	2,750,000	2,137,778
Health Care REITs-0.47%
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026(c)	2,750,000	2,499,473
Hotel & Resort REITs-0.49%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	2,750,000	2,599,461
Hotels, Restaurants & Leisure-9.37%
Carnival Corp., 7.63%, 03/01/2026(b)	8,160,000	8,209,343
CCM Merger, Inc., 6.38%, 05/01/2026(b)	1,455,000	1,449,823
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	3,920,000	3,865,742
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	1,647,000	1,541,199
Life Time, Inc.
5.75%, 01/15/2026(b)	5,582,000	5,553,353
8.00%, 04/15/2026(b)(c)	2,711,000	2,731,048
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	2,200,000	2,170,236
MGM Resorts International, 4.63%, 09/01/2026	2,200,000	2,135,559
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	7,098,000	6,674,356
NCL Corp. Ltd., 8.13%, 01/15/2029(b)(c)	4,772,000	4,989,016
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/2026(b)	1,906,000	1,837,061
Travel + Leisure Co., 6.63%, 07/31/2026(b)	3,920,000	3,938,477
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	4,350,000	4,689,204
		49,784,417
Household Durables-3.17%
Newell Brands, Inc., 5.70%, 04/01/2026(c)	11,988,000	11,845,328
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)(c)	5,130,000	4,991,373
		16,836,701
	Principal Amount	Value
Household Products-0.48%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)	$2,610,000	$ 2,533,596
Independent Power and Renewable Electricity Producers-1.01%
Calpine Corp., 5.25%, 06/01/2026(b)(c)	2,535,000	2,505,905
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)(c)	3,020,000	2,858,844
		5,364,749
Industrial Conglomerates-1.37%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	7,460,000	7,280,076
Insurance-3.57%
HUB International Ltd., 7.25%, 06/15/2030(b)	18,655,000	18,967,079
IT Services-0.94%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)(c)	2,750,000	2,603,752
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)	2,470,000	2,395,312
		4,999,064
Life Sciences Tools & Services-1.17%
IQVIA, Inc., 5.00%, 10/15/2026(b)	6,340,000	6,203,360
Machinery-0.57%
Chart Industries, Inc., 9.50%, 01/01/2031(b)(c)	2,800,000	3,026,192
Media-7.03%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	4,532,000	4,478,993
DISH DBS Corp., 5.25%, 12/01/2026(b)	16,600,000	13,250,151
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	1,684,000	1,596,183
Gray Television, Inc., 5.88%, 07/15/2026(b)(c)	3,800,000	3,799,565
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	6,042,000	5,658,147
Summer (BC) Bidco B LLC, 5.50%, 10/31/2026(b)(c)	2,570,000	2,506,329
TEGNA, Inc., 4.75%, 03/15/2026(b)(c)	3,325,000	3,220,452
Townsquare Media, Inc., 6.88%, 02/01/2026(b)(c)	2,917,000	2,853,758
		37,363,578
Metals & Mining-1.91%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	3,362,000	3,060,750
Constellium SE, 5.88%, 02/15/2026(b)	1,375,000	1,367,106
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	1,603,000	1,618,509
Novelis Corp., 3.25%, 11/15/2026(b)	4,370,000	4,083,794
		10,130,159
Mortgage REITs-0.42%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)(c)	2,415,000	2,243,568
Oil, Gas & Consumable Fuels-13.86%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)(c)	4,528,000	4,574,079

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Athabasca Oil Corp. (Canada), 9.75%, 11/01/2026(b)	$866,000	$ 906,416
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	2,419,000	2,384,182
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	1,650,000	1,649,656
Buckeye Partners L.P., 3.95%, 12/01/2026	3,622,000	3,447,507
California Resources Corp., 7.13%, 02/01/2026(b)	3,290,000	3,308,714
Chesapeake Energy Corp., 5.50%, 02/01/2026(b)	2,749,000	2,720,487
Chord Energy Corp., 6.38%, 06/01/2026(b)	2,195,000	2,193,105
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	3,250,000	3,253,019
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	2,302,000	2,242,733
EQM Midstream Partners L.P., 4.13%, 12/01/2026	2,749,000	2,643,202
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	1,805,000	1,803,551
Harbour Energy PLC (United Kingdom), 5.50%, 10/15/2026(b)	2,750,000	2,693,562
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	4,599,000	4,572,860
Ithaca Energy (North Sea) PLC (United Kingdom), 9.00%, 07/15/2026(b)(c)	3,770,000	3,827,791
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	2,202,000	2,166,914
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	3,604,000	3,596,221
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)(c)	9,060,000	8,534,301
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)(c)	3,168,000	3,127,136
SM Energy Co., 6.75%, 09/15/2026	2,355,000	2,352,978
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	2,802,000	2,770,681
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.50%, 10/15/2026(b)(c)(d)	4,400,000	4,517,141
12.00%, 10/15/2026(b)	1,150,000	1,168,666
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	1,696,000	1,618,976
W&T Offshore, Inc., 11.75%, 02/01/2026(b)	1,513,000	1,551,076
		73,624,954
Paper & Forest Products-0.31%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	1,697,000	1,651,605
Passenger Airlines-3.01%
Air Canada (Canada), 3.88%, 08/15/2026(b)(c)	4,600,000	4,369,967
United AirLines, Inc., 4.38%, 04/15/2026(b)	12,075,000	11,642,603
		16,012,570
	Principal Amount	Value
Personal Care Products-0.99%
Coty, Inc.
5.00%, 04/15/2026(b)(c)	$3,570,000	$3,519,277
6.50%, 04/15/2026(b)	1,760,000	1,760,744
		5,280,021
Pharmaceuticals-0.77%
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	4,230,000	4,086,557
Real Estate Management & Development-0.39%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	2,201,000	2,100,828
Retail REITs-1.24%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)(c)	6,639,000	6,607,017
Software-1.45%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	2,196,000	2,177,742
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	1,925,000	1,933,962
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)(c)	1,430,000	1,394,810
Fair Isaac Corp., 5.25%, 05/15/2026(b)(c)	2,200,000	2,175,630
		7,682,144
Specialty Retail-2.17%
Guitar Center, Inc., 8.50%, 01/15/2026(b)	3,170,000	2,859,405
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)(c)	4,382,000	4,290,221
Victra Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	4,396,000	4,358,427
		11,508,053
Technology Hardware, Storage & Peripherals-3.68%
Seagate HDD Cayman
8.25%, 12/15/2029(b)(c)	2,748,000	2,941,962
8.50%, 07/15/2031(b)(c)	2,800,000	2,989,532
Western Digital Corp., 4.75%, 02/15/2026(c)	13,890,000	13,598,644
		19,530,138
Textiles, Apparel & Luxury Goods-1.60%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	5,253,000	5,099,594
Under Armour, Inc., 3.25%, 06/15/2026(c)	3,620,000	3,419,521
		8,519,115
Tobacco-0.26%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	1,381,000	1,363,122
Trading Companies & Distributors-0.67%
Alta Equipment Group, Inc., 5.63%, 04/15/2026(b)(c)	1,760,000	1,790,374
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)	1,815,000	1,761,346
		3,551,720
Water Utilities-0.46%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)	2,414,000	2,425,496
Total U.S. Dollar Denominated Bonds & Notes (Cost $524,175,570)		521,062,882

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-3.68%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f) (Cost $19,589,902)	19,589,902	$ 19,589,902
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.74% (Cost $543,765,472)		540,652,784
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.01%
Invesco Private Government Fund, 5.30%(e)(f)(g)	29,769,256	29,769,256
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(e)(f)(g)	76,522,327	$ 76,545,284
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,325,033)		106,314,540
TOTAL INVESTMENTS IN SECURITIES-121.75% (Cost $650,090,505)		646,967,324
OTHER ASSETS LESS LIABILITIES-(21.75)%		(115,589,019)
NET ASSETS-100.00%		$531,378,305

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $417,037,958, which represented 78.48% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,437,939	$108,767,551	$(93,615,588)	$-	$-	$19,589,902	$300,253
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,066,546	120,554,560	(108,851,850)	-	-	29,769,256	1,019,025*
Invesco Private Prime Fund	46,453,822	214,125,293	(184,035,436)	(11,931)	13,536	76,545,284	2,763,344*
Total	$68,958,307	$443,447,404	$(386,502,874)	$(11,931)	$13,536	$125,904,442	$4,082,622

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.32%
Aerospace & Defense-0.42%
Moog, Inc., 4.25%, 12/15/2027(b)(c)	$948,000	$ 888,569
Automobile Components-2.51%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	948,000	943,604
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	735,000	706,279
5.75%, 07/15/2027(b)	670,000	641,221
Dana, Inc., 5.38%, 11/15/2027(c)	765,000	744,339
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	1,330,000	1,278,886
United Rentals (North America), Inc., 5.50%, 05/15/2027	947,000	938,436
		5,252,765
Automobiles-0.78%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	765,000	738,363
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(b)(c)	948,000	894,981
		1,633,344
Banks-0.45%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)(c)	983,000	950,224
Broadline Retail-2.17%
QVC, Inc., 4.75%, 02/15/2027(c)	1,090,000	931,242
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	3,420,000	3,611,178
		4,542,420
Building Products-0.31%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	670,000	651,079
Capital Markets-0.54%
APX Group, Inc., 6.75%, 02/15/2027(b)	1,138,000	1,134,677
Chemicals-3.14%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	915,000	883,897
Cerdia Finanz GmbH (Germany), 10.50%, 02/15/2026(b)(d)	1,010,000	1,050,565
Chemours Co. (The), 5.38%, 05/15/2027(c)	940,000	893,337
HB Fuller Co., 4.00%, 02/15/2027	574,000	554,563
Methanex Corp. (Canada), 5.13%, 10/15/2027	1,330,000	1,285,439
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)(c)	612,000	620,509
SNF Group SACA (France), 3.13%, 03/15/2027(b)	670,000	614,172
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	670,000	660,223
		6,562,705
Commercial Services & Supplies-4.19%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	2,019,000	2,004,084
Brink’s Co. (The), 4.63%, 10/15/2027(b)	1,138,000	1,087,400
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	1,006,000	972,431
CoreCivic, Inc., 4.75%, 10/15/2027	450,000	423,742
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Enviri Corp., 5.75%, 07/31/2027(b)	$884,000	$ 839,053
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	1,079,000	1,026,029
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)(c)	709,000	658,635
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	1,904,000	1,748,562
		8,759,936
Construction & Engineering-1.24%
AECOM, 5.13%, 03/15/2027	1,899,000	1,850,090
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	745,000	746,156
		2,596,246
Construction Materials-0.59%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	1,240,000	1,240,947
Consumer Finance-1.72%
Navient Corp.
5.00%, 03/15/2027(c)	1,330,000	1,263,238
11.50%, 03/15/2031	930,000	1,021,968
OneMain Finance Corp., 3.50%, 01/15/2027	1,425,000	1,318,923
		3,604,129
Consumer Staples Distribution & Retail-2.09%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	2,563,000	2,472,065
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	1,952,000	1,904,187
		4,376,252
Containers & Packaging-3.65%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	1,140,000	1,115,596
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	567,000	549,725
LABL, Inc., 10.50%, 07/15/2027(b)	1,316,000	1,282,521
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	2,492,000	2,483,978
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)(c)	1,164,000	1,156,635
Pactiv LLC, 8.38%, 04/15/2027	270,000	281,953
Sealed Air Corp., 4.00%, 12/01/2027(b)(c)	808,000	758,685
		7,629,093
Distributors-0.58%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)	1,257,000	1,222,589
Diversified Consumer Services-1.08%
Service Corp. International, 4.63%, 12/15/2027(c)	1,042,000	996,252
Sotheby’s, 7.38%, 10/15/2027(b)(c)	1,455,000	1,267,854
		2,264,106
Diversified Telecommunication Services-3.19%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	3,111,000	2,400,937
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)(c)	$2,191,000	$ 2,135,262
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)(c)	2,741,000	2,139,976
		6,676,175
Electric Utilities-1.48%
NRG Energy, Inc., 6.63%, 01/15/2027	712,000	711,767
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	2,468,000	2,388,525
		3,100,292
Electrical Equipment-0.26%
EnerSys, 4.38%, 12/15/2027(b)	574,000	541,773
Energy Equipment & Services-2.83%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)(c)	1,191,000	1,218,112
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	1,290,000	1,288,079
Permian Resources Operating LLC, 8.00%, 04/15/2027(b)	1,042,000	1,069,985
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	1,425,000	1,425,969
Viridien (France), 8.75%, 04/01/2027(b)(c)	950,000	910,695
		5,912,840
Entertainment-1.92%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	2,285,000	2,298,386
4.75%, 10/15/2027(b)(c)	1,808,000	1,714,394
		4,012,780
Financial Services-3.64%
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)(c)	830,000	838,116
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(b)	802,000	771,278
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(b)	1,330,000	1,369,361
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	1,218,000	1,202,173
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	765,000	730,882
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(c)	1,904,000	1,778,741
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)(c)	947,000	916,913
		7,607,464
Gas Utilities-0.44%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	970,000	925,509
Ground Transportation-0.54%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/2027(b)	1,137,000	1,127,816
Health Care Equipment & Supplies-1.02%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)	650,000	697,714
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Teleflex, Inc., 4.63%, 11/15/2027	$1,027,000	$ 984,208
Varex Imaging Corp., 7.88%, 10/15/2027(b)	449,000	456,862
		2,138,784
Health Care Providers & Services-5.93%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	955,000	937,028
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	3,616,000	3,427,810
8.00%, 12/15/2027(b)	1,329,000	1,330,636
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)(c)	1,138,000	1,075,603
Tenet Healthcare Corp.
6.25%, 02/01/2027	2,850,000	2,856,562
5.13%, 11/01/2027(c)	2,850,000	2,779,280
		12,406,919
Health Care REITs-1.05%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(c)	2,679,000	2,198,334
Hotel & Resort REITs-0.96%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	1,289,000	1,236,963
Service Properties Trust, 5.50%, 12/15/2027	851,000	782,483
		2,019,446
Hotels, Restaurants & Leisure-10.69%
Academy Ltd., 6.00%, 11/15/2027(b)	756,000	744,524
Affinity Interactive, 6.88%, 12/15/2027(b)	1,036,000	922,792
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	1,843,000	1,757,715
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	3,066,000	3,127,677
Carnival Corp., 5.75%, 03/01/2027(b)(c)	5,180,000	5,087,835
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	947,000	930,504
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027(c)	1,108,000	1,079,580
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	1,425,000	1,383,394
Lindblad Expeditions LLC, 6.75%, 02/15/2027(b)	683,000	676,491
PENN Entertainment, Inc., 5.63%, 01/15/2027(b)(c)	715,000	681,559
Sabre GLBL, Inc.
8.63%, 06/01/2027(b)(c)	1,721,000	1,585,707
11.25%, 12/15/2027(b)(c)	1,059,000	1,030,053
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	947,000	930,091
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	765,000	762,903
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)(c)	1,713,000	1,668,420
		22,369,245
Household Durables-1.45%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	679,000	666,355

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Household Durables-(continued)
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)(c)	$947,000	$ 916,925
Newell Brands, Inc., 6.38%, 09/15/2027(c)	917,000	903,098
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	574,000	557,147
		3,043,525
Household Products-0.74%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	574,000	569,705
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 7.00%, 12/31/2027(b)	1,000,000	986,519
		1,556,224
Independent Power and Renewable Electricity Producers-0.47%
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	1,042,000	981,899
Industrial Conglomerates-1.18%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	2,688,000	2,468,085
Insurance-1.83%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)	1,425,000	1,333,714
6.75%, 10/15/2027(b)	2,550,000	2,501,654
		3,835,368
Interactive Media & Services-1.86%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	851,000	806,648
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	3,257,000	3,076,767
		3,883,415
IT Services-1.10%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	830,000	724,584
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)(c)	851,000	847,829
Unisys Corp., 6.88%, 11/01/2027(b)	827,000	720,954
		2,293,367
Machinery-1.68%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	668,000	639,504
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)(c)	2,970,000	2,867,654
		3,507,158
Media-11.17%
Altice Financing S.A. (Luxembourg), 9.63%, 07/15/2027(b)	670,000	619,165
Belo Corp.
7.75%, 06/01/2027	382,000	391,820
7.25%, 09/15/2027	505,000	506,277
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)(c)	6,181,000	5,911,659
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	2,372,000	2,242,915
CSC Holdings LLC, 5.50%, 04/15/2027(b)	2,430,000	1,864,312
DISH Network Corp., 11.75%, 11/15/2027(b)	6,218,000	6,243,850
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	720,000	746,996
	Principal Amount	Value
Media-(continued)
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)(c)	$769,000	$ 500,189
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	520,000	466,228
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	2,850,000	2,708,789
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)(c)	1,190,000	1,168,880
		23,371,080
Metals & Mining-0.81%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)(c)	997,000	953,945
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)(c)	745,000	747,881
		1,701,826
Mortgage REITs-1.18%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)(c)	611,000	547,766
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)(c)	1,124,000	1,054,767
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)	917,000	860,055
		2,462,588
Oil, Gas & Consumable Fuels-6.18%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	657,000	824,038
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	605,000	571,600
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)(c)	420,000	433,847
EQM Midstream Partners L.P.
7.50%, 06/01/2027(b)(c)	947,000	968,153
6.50%, 07/01/2027(b)	1,712,000	1,727,463
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(b)	1,138,000	1,210,671
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	1,869,000	1,905,903
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)	338,000	343,265
Murphy Oil Corp., 5.88%, 12/01/2027(c)	844,000	848,552
Murphy Oil USA, Inc., 5.63%, 05/01/2027	574,000	567,113
NuStar Logistics L.P., 5.63%, 04/28/2027	1,042,000	1,026,972
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)(c)	947,000	932,121
SM Energy Co., 6.63%, 01/15/2027(c)	768,000	764,053
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	815,000	798,557
		12,922,308
Passenger Airlines-0.47%
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	1,042,000	986,672
Professional Services-0.77%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	947,000	896,938
Korn Ferry, 4.63%, 12/15/2027(b)	742,000	705,738
		1,602,676

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Retail REITs-0.61%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)(c)	$1,375,000	$ 1,276,212
Software-0.82%
Gen Digital, Inc., 6.75%, 09/30/2027(b)(c)	1,712,000	1,726,787
Specialized REITs-2.17%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	1,905,000	1,838,889
SBA Communications Corp., 3.88%, 02/15/2027(c)	2,846,000	2,695,739
		4,534,628
Specialty Retail-0.69%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	765,000	717,603
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	765,000	728,055
		1,445,658
Technology Hardware, Storage & Peripherals-1.66%
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	910,000	909,972
Seagate HDD Cayman
4.88%, 06/01/2027(c)	965,000	937,664
9.63%, 12/01/2032	1,430,000	1,620,786
		3,468,422
Trading Companies & Distributors-1.07%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)(c)	2,286,000	2,233,583
Total U.S. Dollar Denominated Bonds & Notes (Cost $204,279,776)		203,647,939
	Shares	Value
Money Market Funds-1.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f) (Cost $2,143,892)	2,143,892	$ 2,143,892
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.34% (Cost $206,423,668)		205,791,831
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.13%
Invesco Private Government Fund, 5.30%(e)(f)(g)	15,894,473	15,894,473
Invesco Private Prime Fund, 5.48%(e)(f)(g)	40,859,102	40,871,360
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,768,977)		56,765,833
TOTAL INVESTMENTS IN SECURITIES-125.47% (Cost $263,192,645)		262,557,664
OTHER ASSETS LESS LIABILITIES-(25.47)%		(53,296,616)
NET ASSETS-100.00%		$209,261,048

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $153,330,859, which represented 73.27% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$775,448	$17,638,915	$(16,270,471)	$-	$-	$2,143,892	$50,374
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,741,004	$55,536,332	$(47,382,863)	$-	$-	$15,894,473	$447,124*
Invesco Private Prime Fund	19,905,247	114,538,734	(93,573,958)	(3,144)	4,481	40,871,360	1,207,833*
Total	$28,421,699	$187,713,981	$(157,227,292)	$(3,144)	$4,481	$58,909,725	$1,705,331

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.16%
Aerospace & Defense-2.79%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)	$810,000	$ 798,266
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	436,000	402,204
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	760,000	693,989
TransDigm, Inc., 6.75%, 08/15/2028(b)	2,280,000	2,308,706
Triumph Group, Inc., 9.00%, 03/15/2028(b)	1,166,000	1,205,125
		5,408,290
Automobile Components-4.28%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	420,000	417,275
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	539,000	462,362
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	530,000	482,320
Benteler International AG (Austria), 10.50%, 05/15/2028(b)	545,000	587,336
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)(c)	805,000	814,011
Dana, Inc., 5.63%, 06/15/2028(c)	430,000	416,382
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	540,000	526,990
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028(b)(c)	490,000	370,468
Tenneco, Inc., 8.00%, 11/17/2028(b)(c)	2,060,000	1,883,447
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	1,760,000	1,695,824
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	650,000	661,871
		8,318,286
Automobiles-0.83%
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	605,000	589,487
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	690,000	701,484
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	330,000	325,897
		1,616,868
Biotechnology-0.34%
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)(c)	760,000	661,928
Broadline Retail-0.20%
QVC, Inc., 4.38%, 09/01/2028	530,000	395,321
Building Products-1.22%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	437,000	448,805
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028(b)(c)	578,000	606,509
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028(b)	637,000	600,074
9.75%, 07/15/2028(b)	250,000	256,179
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	490,000	463,236
		2,374,803
Capital Markets-0.48%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	1,088,000	930,882
	Principal Amount	Value
Chemicals-5.80%
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	$600,000	$ 640,511
Chemours Co. (The), 5.75%, 11/15/2028(b)	850,000	778,752
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	573,000	493,648
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	600,000	574,282
Element Solutions, Inc., 3.88%, 09/01/2028(b)	863,000	786,067
HB Fuller Co., 4.25%, 10/15/2028	321,000	301,813
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	381,000	326,818
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	500,000	500,876
Ingevity Corp., 3.88%, 11/01/2028(b)	600,000	540,500
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	280,000	243,018
Iris Holding, Inc., 10.00%, 12/15/2028(b)	430,000	378,496
LSB Industries, Inc., 6.25%, 10/15/2028(b)	580,000	558,774
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	430,000	406,754
NOVA Chemicals Corp. (Canada), 8.50%, 11/15/2028(b)(c)	420,000	445,963
Olympus Water US Holding Corp.
4.25%, 10/01/2028(b)	886,000	816,404
9.75%, 11/15/2028(b)	1,840,000	1,958,782
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	1,190,000	1,114,822
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	433,000	398,439
		11,264,719
Commercial Services & Supplies-4.47%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	840,000	757,153
4.63%, 06/01/2028(b)	1,330,000	1,202,021
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)	430,000	436,987
GFL Environmental, Inc.
4.00%, 08/01/2028(b)	810,000	741,409
3.50%, 09/01/2028(b)(c)	810,000	736,851
Interface, Inc., 5.50%, 12/01/2028(b)	320,000	302,300
Madison IAQ LLC, 4.13%, 06/30/2028(b)(c)	758,000	703,022
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(b)	1,140,000	848,998
5.75%, 11/01/2028(b)	1,063,000	633,418
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	1,410,000	1,385,300
R.R. Donnelley & Sons Co., 9.75%, 07/31/2028(b)	290,000	316,825
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	600,000	606,746
		8,671,030
Communications Equipment-0.16%
Viasat, Inc., 6.50%, 07/15/2028(b)(c)	422,000	314,463
Construction & Engineering-1.19%
Fluor Corp., 4.25%, 09/15/2028	640,000	604,449
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(b)	594,000	623,834
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Construction & Engineering-(continued)
Pike Corp., 5.50%, 09/01/2028(b)	$784,000	$ 746,833
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	327,000	331,704
		2,306,820
Construction Materials-0.65%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	772,000	764,575
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	540,000	505,305
		1,269,880
Consumer Finance-1.94%
Credit Acceptance Corp., 9.25%, 12/15/2028(b)	650,000	687,035
Enova International, Inc., 11.25%, 12/15/2028(b)	430,000	461,539
FirstCash, Inc., 4.63%, 09/01/2028(b)	540,000	506,791
goeasy Ltd. (Canada), 9.25%, 12/01/2028(b)(c)	593,000	628,375
Navient Corp., 4.88%, 03/15/2028	530,000	485,913
OneMain Finance Corp., 3.88%, 09/15/2028	650,000	578,723
PRA Group, Inc., 8.38%, 02/01/2028(b)	420,000	417,714
		3,766,090
Consumer Staples Distribution & Retail-1.83%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)(c)	790,000	796,319
Aramark Services, Inc., 5.00%, 02/01/2028(b)	1,190,000	1,138,730
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	431,000	319,004
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/2028(b)	435,000	330,124
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	541,000	447,119
US Foods, Inc., 6.88%, 09/15/2028(b)	520,000	529,748
		3,561,044
Containers & Packaging-3.60%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	650,000	570,550
Ball Corp., 6.88%, 03/15/2028	790,000	807,111
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	470,000	448,190
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	552,000	520,860
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	490,000	448,197
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)(c)	747,000	718,391
LABL, Inc.
5.88%, 11/01/2028(b)	540,000	486,719
9.50%, 11/01/2028(b)	330,000	336,078
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028(b)(c)	540,000	501,437
Sealed Air Corp., 6.13%, 02/01/2028(b)(c)	842,000	836,692
	Principal Amount	Value
Containers & Packaging-(continued)
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	$620,000	$ 585,603
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	670,000	729,083
		6,988,911
Distributors-0.27%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)	486,000	515,810
Diversified Consumer Services-0.41%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	435,000	417,633
Grand Canyon University, 5.13%, 10/01/2028	430,000	387,378
		805,011
Diversified REITs-1.71%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/2028(b)	2,820,000	2,823,150
4.75%, 04/15/2028(b)	610,000	504,774
		3,327,924
Diversified Telecommunication Services-3.38%
Altice France S.A. (France), 5.50%, 01/15/2028(b)	1,190,000	834,451
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	430,000	354,259
6.50%, 10/01/2028(b)	810,000	686,362
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	1,680,000	1,570,441
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	925,000	916,892
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	1,522,000	1,431,307
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	1,138,000	775,479
		6,569,191
Electric Utilities-0.86%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	690,000	633,020
PG&E Corp., 5.00%, 07/01/2028(c)	1,080,000	1,036,101
		1,669,121
Electrical Equipment-0.44%
Vertiv Group Corp., 4.13%, 11/15/2028(b)	920,000	853,466
Energy Equipment & Services-1.63%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	870,000	860,505
Bristow Group, Inc., 6.88%, 03/01/2028(b)	430,000	422,651
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	430,000	424,900
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	870,000	883,500
Oceaneering International, Inc., 6.00%, 02/01/2028	220,000	216,943
Transocean Aquila Ltd., 8.00%, 09/30/2028(b)	350,000	356,577
		3,165,076

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Entertainment-0.66%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)(c)	$830,000	$ 775,765
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	540,000	497,504
		1,273,269
Financial Services-3.39%
AG Issuer LLC, 6.25%, 03/01/2028(b)	540,000	527,290
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	435,000	421,382
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)(c)	1,193,000	1,236,771
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)	650,000	673,436
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	1,080,000	993,847
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	650,000	452,847
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	1,080,000	1,007,571
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	900,000	859,603
Werner FinCo L.P./Werner FinCo, Inc., 11.50%, 06/15/2028(b)	370,000	404,834
		6,577,581
Food Products-1.80%
B&G Foods, Inc., 8.00%, 09/15/2028(b)(c)	600,000	609,700
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	463,000	436,985
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)(c)	547,000	528,994
Post Holdings, Inc., 5.63%, 01/15/2028(b)	1,017,000	994,530
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	461,000	450,796
TreeHouse Foods, Inc., 4.00%, 09/01/2028	540,000	481,480
		3,502,485
Gas Utilities-0.28%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	530,000	543,750
Ground Transportation-0.28%
Uber Technologies, Inc., 6.25%, 01/15/2028(b)	540,000	540,397
Health Care Equipment & Supplies-1.25%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)	1,480,000	1,507,750
Hologic, Inc., 4.63%, 02/01/2028(b)	430,000	413,258
Teleflex, Inc., 4.25%, 06/01/2028(b)	540,000	505,096
		2,426,104
Health Care Providers & Services-3.60%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	490,000	476,944
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	1,679,000	1,581,417
Cano Health LLC, 6.25%, 10/01/2028(b)(d)(e)	100,000	187
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)	760,000	809,628
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	870,000	810,203
	Principal Amount	Value
Health Care Providers & Services-(continued)
Tenet Healthcare Corp.
4.63%, 06/15/2028	$650,000	$618,356
6.13%, 10/01/2028(c)	2,712,000	2,688,768
		6,985,503
Health Care REITs-0.43%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	430,000	394,736
Diversified Healthcare Trust, 4.75%, 02/15/2028	540,000	444,864
		839,600
Hotel & Resort REITs-0.60%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)(c)	740,000	725,692
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)	430,000	439,568
		1,165,260
Hotels, Restaurants & Leisure-4.56%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)(c)	810,000	759,375
Acushnet Co., 7.38%, 10/15/2028(b)	382,000	393,208
Carnival Corp., 4.00%, 08/01/2028(b)	2,487,000	2,297,088
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	330,000	329,640
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	760,000	720,476
Full House Resorts, Inc., 8.25%, 02/15/2028(b)(c)	442,000	418,343
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)(c)	540,000	535,435
Light & Wonder International, Inc., 7.00%, 05/15/2028(b)	760,000	764,856
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(b)	300,000	306,663
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	383,000	358,185
MGM Resorts International, 4.75%, 10/15/2028(c)	817,000	764,459
Station Casinos LLC, 4.50%, 02/15/2028(b)(c)	750,000	698,899
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	539,000	500,381
		8,847,008
Household Durables-1.22%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	553,000	491,456
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	330,000	339,275
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	330,000	319,992
LGI Homes, Inc., 8.75%, 12/15/2028(b)	434,000	450,888
M/I Homes, Inc., 4.95%, 02/01/2028	410,000	390,197
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	376,000	368,542
		2,360,350
Household Products-0.68%
Central Garden & Pet Co., 5.13%, 02/01/2028	330,000	317,868

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Household Products-(continued)
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)(c)	$632,000	$ 583,637
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	430,000	414,678
		1,316,183
Independent Power and Renewable Electricity Producers-2.45%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(b)	430,000	420,077
Calpine Corp.
4.50%, 02/15/2028(b)	1,360,000	1,279,780
5.13%, 03/15/2028(b)(c)	1,520,000	1,449,519
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	920,000	875,289
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	760,000	725,921
		4,750,586
Insurance-0.70%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)	1,360,000	1,363,524
Interactive Media & Services-0.96%
Cars.com, Inc., 6.38%, 11/01/2028(b)	410,000	403,111
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	538,000	500,848
Nexstar Media, Inc., 4.75%, 11/01/2028(b)	1,081,000	954,410
		1,858,369
IT Services-2.62%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 5.00%, 05/01/2028(b)	384,000	349,420
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	438,000	406,644
Arches Buyer, Inc., 4.25%, 06/01/2028(b)(c)	1,030,000	899,828
ASGN, Inc., 4.63%, 05/15/2028(b)	600,000	564,791
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	440,000	346,904
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)(c)	1,130,000	1,167,219
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)	470,000	427,449
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/2028(b)	560,000	571,496
Virtusa Corp., 7.13%, 12/15/2028(b)	380,000	345,929
		5,079,680
Machinery-1.50%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)	380,000	343,055
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)(c)	542,000	351,589
Maxim Crane Works Holdings Capital, LLC, 11.50%, 09/01/2028(b)	543,000	578,121
Titan International, Inc., 7.00%, 04/30/2028	430,000	416,662
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028(b)	425,000	420,700
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	410,000	422,743
Wabash National Corp., 4.50%, 10/15/2028(b)	430,000	388,611
		2,921,481
	Principal Amount	Value
Media-8.38%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$751,000	$ 676,517
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	2,615,000	2,416,935
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)	1,080,000	932,616
9.00%, 09/15/2028(b)(c)	810,000	843,778
CSC Holdings LLC
5.38%, 02/01/2028(b)(c)	1,080,000	759,643
11.25%, 05/15/2028(b)(c)	1,080,000	872,532
DISH DBS Corp., 5.75%, 12/01/2028(b)	2,510,000	1,753,415
GCI LLC, 4.75%, 10/15/2028(b)	652,000	592,590
Lamar Media Corp., 3.75%, 02/15/2028(c)	641,000	599,369
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	896,000	836,839
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	2,170,000	1,944,618
Sunrise HoldCo IV B.V. (Netherlands), 5.50%, 01/15/2028(b)	490,000	471,479
TEGNA, Inc., 4.63%, 03/15/2028(c)	1,080,000	982,271
Univision Communications, Inc., 8.00%, 08/15/2028(b)	1,560,000	1,537,879
Urban One, Inc., 7.38%, 02/01/2028(b)(c)	700,000	558,660
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	540,000	487,583
		16,266,724
Metals & Mining-0.66%
Century Aluminum Co., 7.50%, 04/01/2028(b)	270,000	270,924
Constellium SE, 5.63%, 06/15/2028(b)	354,000	344,173
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	530,000	493,587
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	170,000	174,362
		1,283,046
Oil, Gas & Consumable Fuels-7.54%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	540,000	552,701
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	350,000	332,691
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	1,464,000	1,538,279
Conuma Resources Ltd. (Canada), 13.13%, 05/01/2028(b)	225,000	228,043
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	1,080,000	1,144,099
CVR Energy, Inc., 5.75%, 02/15/2028(b)	430,000	397,223
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	755,000	772,440
EQM Midstream Partners L.P., 5.50%, 07/15/2028	918,000	900,773
Global Marine, Inc., 7.00%, 06/01/2028	287,000	267,329
Greenfire Resources Ltd. (Canada), 12.00%, 10/01/2028(b)	330,000	351,765
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)(c)	600,000	578,437
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)(c)	870,000	879,722

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	$430,000	$ 463,154
Matador Resources Co., 6.88%, 04/15/2028(b)(c)	543,000	548,322
Murphy Oil Corp., 6.38%, 07/15/2028	403,000	406,140
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	769,000	782,434
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)(c)	650,000	674,846
SM Energy Co., 6.50%, 07/15/2028	430,000	428,916
Southwestern Energy Co., 8.38%, 09/15/2028	330,000	340,958
Sunoco L.P. and Sunoco Finance Corp., 7.00%, 09/15/2028(b)	540,000	550,026
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	2,440,000	2,495,387
		14,633,685
Paper & Forest Products-0.75%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)	320,000	297,424
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	300,000	281,500
Domtar Corp., 6.75%, 10/01/2028(b)	697,000	629,804
Mercer International, Inc. (Germany), 12.88%, 10/01/2028(b)	221,000	239,628
		1,448,356
Passenger Airlines-0.69%
American Airlines, Inc., 7.25%, 02/15/2028(b)	770,000	769,536
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	630,000	578,119
		1,347,655
Personal Care Products-0.41%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	815,000	792,974
Pharmaceuticals-2.55%
AdaptHealth LLC, 6.13%, 08/01/2028(b)(c)	376,000	359,963
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	1,607,000	1,178,847
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)	540,000	504,144
Elanco Animal Health, Inc., 6.65%, 08/28/2028	790,000	798,468
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	2,280,000	2,107,764
		4,949,186
Professional Services-1.18%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)(c)	962,000	881,723
CoreLogic, Inc., 4.50%, 05/01/2028(b)	816,000	737,920
KBR, Inc., 4.75%, 09/30/2028(b)	276,000	258,645
Science Applications International Corp., 4.88%, 04/01/2028(b)	430,000	408,540
		2,286,828
	Principal Amount	Value
Real Estate Management & Development-0.92%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)(c)	$702,000	$ 698,509
Forestar Group, Inc., 5.00%, 03/01/2028(b)	330,000	315,645
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	810,000	767,623
		1,781,777
Residential REITs-0.13%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	255,000	252,196
Retail REITs-0.24%
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)(c)	540,000	468,266
Semiconductors & Semiconductor Equipment-0.53%
Entegris, Inc., 4.38%, 04/15/2028(b)(c)	401,000	375,432
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	722,000	659,833
		1,035,265
Software-2.33%
Alteryx, Inc., 8.75%, 03/15/2028(b)(c)(f)	470,000	482,604
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)(c)	454,000	418,306
Fair Isaac Corp., 4.00%, 06/15/2028(b)	979,000	907,003
GoTo Group, Inc.
5.50%, 05/01/2028(b)	430,000	222,544
5.50%, 05/01/2028(b)	390,000	324,675
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 4.63%, 05/01/2028(b)	380,000	339,285
MicroStrategy, Inc., 6.13%, 06/15/2028(b)(c)	521,000	498,504
NCR Voyix Corp., 5.00%, 10/01/2028(b)	710,000	664,940
PTC, Inc., 4.00%, 02/15/2028(b)	540,000	503,821
Rocket Software, Inc., 9.00%, 11/28/2028(b)	150,000	152,470
		4,514,152
Specialized REITs-0.71%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	900,000	867,088
5.00%, 07/15/2028(b)	540,000	512,848
		1,379,936
Specialty Retail-2.74%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	440,000	415,980
Bath & Body Works, Inc., 5.25%, 02/01/2028	480,000	466,822
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(c)	790,000	721,862
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	430,000	397,100
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	919,000	746,351
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	1,297,000	1,205,729

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
SRS Distribution, Inc., 4.63%, 07/01/2028(b)	$710,000	$ 707,448
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	695,000	663,736
		5,325,028
Technology Hardware, Storage & Peripherals-0.66%
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	560,000	570,986
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	810,000	712,450
		1,283,436
Trading Companies & Distributors-1.16%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	1,081,000	1,045,629
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	1,347,000	1,209,176
		2,254,805
Wireless Telecommunication Services-0.12%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/2028(b)	220,000	225,914
Total U.S. Dollar Denominated Bonds & Notes (Cost $189,576,376)		188,635,293
	Shares	Value
Money Market Funds-1.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(g)(h) (Cost $2,197,389)	2,197,389	$ 2,197,389
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.29% (Cost $191,773,765)		190,832,682
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.83%
Invesco Private Government Fund, 5.30%(g)(h)(i)	9,689,698	9,689,698
Invesco Private Prime Fund, 5.48%(g)(h)(i)	24,908,895	24,916,368
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,608,257)		34,606,066
TOTAL INVESTMENTS IN SECURITIES-116.12% (Cost $226,382,022)		225,438,748
OTHER ASSETS LESS LIABILITIES-(16.12)%		(31,298,255)
NET ASSETS-100.00%		$194,140,493

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $166,763,185, which represented 85.90% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Acquired as part of a bankruptcy restructuring.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$648,228	$16,013,984	$(14,464,823)	$-	$-	$2,197,389	$49,304
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,187,584	$46,814,405	$(40,312,291)	$-	$-	$9,689,698	$259,075*
Invesco Private Prime Fund	8,736,644	88,721,972	(72,541,278)	(2,141)	1,171	24,916,368	702,213*
Total	$12,572,456	$151,550,361	$(127,318,392)	$(2,141)	$1,171	$36,803,455	$1,010,592

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.77%
Aerospace & Defense-2.63%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	$140,000	$ 142,281
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)	190,000	196,713
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	100,000	91,619
TransDigm, Inc.
4.63%, 01/15/2029	320,000	294,994
6.38%, 03/01/2029(b)	700,000	699,356
4.88%, 05/01/2029	180,000	167,061
		1,592,024
Automobile Components-2.00%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	150,000	136,745
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)	150,000	137,003
Champions Financing, Inc., 8.75%, 02/15/2029(b)	150,000	154,353
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029	230,000	211,747
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	250,000	229,458
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	90,000	82,609
Phinia, Inc., 6.75%, 04/15/2029(b)	130,000	131,112
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	150,000	129,373
		1,212,400
Automobiles-0.77%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	130,000	128,024
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	160,000	138,411
Jaguar Land Rover Automotive PLC (United Kingdom), 5.50%, 07/15/2029(b)	100,000	95,495
Thor Industries, Inc., 4.00%, 10/15/2029(b)	120,000	104,786
		466,716
Beverages-0.53%
Primo Water Holdings, Inc. (Canada), 4.38%, 04/30/2029(b)	180,000	165,211
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	170,000	157,259
		322,470
Broadline Retail-0.86%
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	520,000	524,056
Building Products-0.95%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	80,000	65,152
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	90,000	83,235
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	80,000	65,179
6.75%, 08/01/2029(b)	70,000	59,422
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	70,000	65,006
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	70,000	72,870
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/2029(b)	170,000	163,857
		574,721
Capital Markets-0.62%
APX Group, Inc., 5.75%, 07/15/2029(b)	200,000	190,065
	Principal Amount	Value
Capital Markets-(continued)
Aretec Group, Inc., 7.50%, 04/01/2029(b)	$100,000	$ 97,104
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	90,000	85,907
		373,076
Chemicals-3.40%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	170,000	151,722
Chemours Co. (The), 4.63%, 11/15/2029(b)	150,000	128,064
INEOS Finance PLC (Luxembourg), 7.50%, 04/15/2029(b)	175,000	176,904
INEOS Quattro Finance 2 PLC (United Kingdom), 9.63%, 03/15/2029(b)	100,000	105,552
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029(b)	89,000	84,019
Methanex Corp. (Canada), 5.25%, 12/15/2029	170,000	162,664
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)	141,000	123,855
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	100,000	92,802
Rain Carbon, Inc., 12.25%, 09/01/2029(b)	110,000	117,460
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	170,000	160,285
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	100,000	90,058
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	160,000	142,145
Tronox, Inc., 4.63%, 03/15/2029(b)	290,000	263,464
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	280,000	257,868
		2,056,862
Commercial Services & Supplies-4.66%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	140,000	124,317
ADT Security Corp. (The), 4.13%, 08/01/2029(b)(c)	240,000	218,187
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	231,000	197,377
APi Group DE, Inc.
4.13%, 07/15/2029(b)	80,000	71,747
4.75%, 10/15/2029(b)	70,000	64,274
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	70,000	67,395
CoreCivic, Inc., 8.25%, 04/15/2029	130,000	135,853
Deluxe Corp., 8.00%, 06/01/2029(b)	115,000	107,391
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	150,000	135,288
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	121,000	108,946
GFL Environmental, Inc.
4.75%, 06/15/2029(b)	180,000	167,723
4.38%, 08/15/2029(b)	130,000	118,767
Madison IAQ LLC, 5.88%, 06/30/2029(b)	280,000	259,760
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	670,000	640,689
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	80,000	71,478
Reworld Holding Corp., 4.88%, 12/01/2029(b)	190,000	173,357
Signal Parent, Inc., 6.13%, 04/01/2029(b)	74,000	48,964
Stericycle, Inc., 3.88%, 01/15/2029(b)	120,000	109,073
		2,820,586
Communications Equipment-0.14%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	100,000	83,009
Construction & Engineering-0.64%
Arcosa, Inc., 4.38%, 04/15/2029(b)	100,000	92,999
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	150,000	139,503
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Construction & Engineering-(continued)
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	$80,000	$ 70,893
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	88,000	84,054
		387,449
Construction Materials-0.28%
ACProducts Holdings, Inc., 6.38%, 05/15/2029(b)	120,000	77,794
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	100,000	92,918
		170,712
Consumer Finance-2.28%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	220,000	230,621
Encore Capital Group, Inc., 9.25%, 04/01/2029(b)	142,000	147,956
goeasy Ltd. (Canada), 7.63%, 07/01/2029(b)	114,000	115,990
Navient Corp., 5.50%, 03/15/2029	180,000	163,524
OneMain Finance Corp.
9.00%, 01/15/2029	250,000	262,618
5.38%, 11/15/2029	180,000	167,549
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	80,000	72,840
PRA Group, Inc., 5.00%, 10/01/2029(b)	90,000	76,398
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	150,000	140,776
		1,378,272
Consumer Staples Distribution & Retail-1.94%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	330,000	294,607
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	100,000	88,413
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	180,000	182,551
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	240,000	218,251
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	210,000	183,232
US Foods, Inc., 4.75%, 02/15/2029(b)	220,000	206,699
		1,173,753
Containers & Packaging-1.56%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	250,000	206,652
Ball Corp., 6.00%, 06/15/2029	260,000	260,748
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	120,000	118,218
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	90,000	80,420
LABL, Inc., 8.25%, 11/01/2029(b)	110,000	94,099
Sealed Air Corp., 5.00%, 04/15/2029(b)	100,000	94,879
TriMas Corp., 4.13%, 04/15/2029(b)	100,000	90,611
		945,627
Distributors-0.10%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	70,000	62,210
Diversified Consumer Services-0.52%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	100,000	88,754
	Principal Amount	Value
Diversified Consumer Services-(continued)
Service Corp. International, 5.13%, 06/01/2029	$180,000	$ 173,445
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	70,000	54,833
		317,032
Diversified REITs-0.32%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	275,000	191,152
Diversified Telecommunication Services-3.52%
Altice France S.A. (France)
5.13%, 01/15/2029(b)	110,000	74,436
5.13%, 07/15/2029(b)	590,000	396,806
5.50%, 10/15/2029(b)	470,000	316,207
CommScope, Inc., 4.75%, 09/01/2029(b)	330,000	238,425
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	242,000	221,120
5.88%, 11/01/2029	180,000	155,628
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	190,000	169,898
Level 3 Financing, Inc.
10.50%, 04/15/2029(b)	165,000	165,413
11.00%, 11/15/2029(b)	383,000	393,120
		2,131,053
Electric Utilities-1.25%
DPL, Inc., 4.35%, 04/15/2029	100,000	92,495
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	90,000	79,829
NRG Energy, Inc.
3.38%, 02/15/2029(b)	120,000	106,325
5.25%, 06/15/2029(b)	180,000	171,833
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	330,000	305,727
		756,209
Electrical Equipment-0.88%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	340,000	309,147
WESCO Distribution, Inc., 6.38%, 03/15/2029(b)	220,000	221,080
		530,227
Electronic Equipment, Instruments & Components-1.33%
Coherent Corp., 5.00%, 12/15/2029(b)(c)	240,000	224,030
Imola Merger Corp., 4.75%, 05/15/2029(b)	506,000	471,355
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	120,000	108,797
		804,182
Energy Equipment & Services-1.43%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	160,000	163,730
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	83,000	81,798
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(b)	80,000	84,744
Permian Resources Operating LLC, 5.88%, 07/01/2029(b)	180,000	176,528

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-(continued)
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	$100,000	$ 99,204
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 03/15/2029(b)	260,000	260,507
		866,511
Entertainment-1.23%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	230,000	169,692
Banijay Entertainment (France), 8.13%, 05/01/2029(b)	100,000	102,304
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	120,000	111,994
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	167,000	113,036
Playtika Holding Corp., 4.25%, 03/15/2029(b)	150,000	131,062
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	130,000	115,285
		743,373
Financial Services-3.35%
Cobra AcquisitionCo LLC, 6.38%, 11/01/2029(b)	100,000	80,881
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	242,000	226,886
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	130,000	131,417
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	102,000	103,037
Hightower Holding LLC, 6.75%, 04/15/2029(b)	70,000	66,059
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	140,000	129,891
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	100,000	102,940
NCR Atleos Corp., 9.50%, 04/01/2029(b)	350,000	377,915
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(b)	160,000	143,497
7.88%, 12/15/2029(b)	200,000	204,939
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/2029(b)	180,000	161,109
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	150,000	137,005
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	170,000	159,782
		2,025,358
Food Products-0.94%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/2029(b)	121,000	123,416
Post Holdings, Inc., 5.50%, 12/15/2029(b)	300,000	285,935
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	160,000	157,839
		567,190
Gas Utilities-0.85%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	200,000	188,991
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	360,000	324,488
		513,479
Ground Transportation-0.96%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	70,000	64,012
	Principal Amount	Value
Ground Transportation-(continued)
Hertz Corp. (The), 5.00%, 12/01/2029(b)(c)	$240,000	$ 158,798
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(c)	380,000	358,949
		581,759
Health Care Equipment & Supplies-3.42%
Hologic, Inc., 3.25%, 02/15/2029(b)	230,000	205,539
Medline Borrower L.P.
3.88%, 04/01/2029(b)	1,130,000	1,029,466
5.25%, 10/01/2029(b)	630,000	594,374
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	240,000	240,349
		2,069,728
Health Care Providers & Services-2.48%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	120,000	113,236
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	70,000	64,933
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	190,000	170,456
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029(b)	130,000	124,133
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	170,000	152,386
HealthEquity, Inc., 4.50%, 10/01/2029(b)	140,000	128,421
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	121,000	102,256
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)	120,000	85,344
Option Care Health, Inc., 4.38%, 10/31/2029(b)	120,000	109,354
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	120,000	106,028
Tenet Healthcare Corp., 4.25%, 06/01/2029	370,000	342,575
		1,499,122
Hotel & Resort REITs-0.89%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	198,000	184,265
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	150,000	139,420
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	122,000	106,803
XHR L.P., 4.88%, 06/01/2029(b)	120,000	110,643
		541,131
Hotels, Restaurants & Leisure-5.93%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	180,000	162,096
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	70,000	64,344
Boyne USA, Inc., 4.75%, 05/15/2029(b)	170,000	157,127
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)(c)	290,000	262,183
Carnival Corp.
6.00%, 05/01/2029(b)(c)	530,000	518,327
7.00%, 08/15/2029(b)	130,000	133,612
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029(b)	70,000	72,338
Cedar Fair L.P., 5.25%, 07/15/2029	120,000	113,129
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	100,000	97,157
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	240,000	216,069

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	$150,000	$148,806
3.75%, 05/01/2029(b)	190,000	172,302
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)	210,000	194,073
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	137,000	139,231
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	130,000	122,495
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	120,000	108,892
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	180,000	166,555
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	100,000	86,932
PENN Entertainment, Inc., 4.13%, 07/01/2029(b)	100,000	83,540
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	180,000	130,849
Raising Cane’s Restaurants, L.L.C., 9.38%, 05/01/2029(b)	120,000	129,347
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	175,000	163,767
Travel + Leisure Co., 4.50%, 12/01/2029(b)	160,000	145,815
		3,588,986
Household Durables-0.99%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	90,000	80,950
Century Communities, Inc., 3.88%, 08/15/2029(b)	120,000	106,622
Landsea Homes Corp., 8.88%, 04/01/2029(b)	70,000	67,921
LGI Homes, Inc., 4.00%, 07/15/2029(b)	70,000	60,345
New Home Co., Inc. (The), 9.25%, 10/01/2029(b)	80,000	80,281
Newell Brands, Inc., 6.63%, 09/15/2029	120,000	117,621
SWF Escrow Issuer Corp., 6.50%, 10/01/2029(b)	153,000	86,942
		600,682
Household Products-0.28%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	190,000	169,082
Independent Power and Renewable Electricity Producers-0.58%
Calpine Corp., 4.63%, 02/01/2029(b)	160,000	148,847
NextEra Energy Operating Partners L.P., 7.25%, 01/15/2029(b)	200,000	204,889
		353,736
Industrial Conglomerates-0.57%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
9.75%, 01/15/2029(b)	200,000	205,432
4.38%, 02/01/2029	170,000	141,816
		347,248
	Principal Amount	Value
Insurance-2.26%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/2029(b)	$230,000	$231,298
4.25%, 02/15/2029(b)	170,000	154,832
6.00%, 08/01/2029(b)	120,000	109,501
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	110,000	102,447
AmWINS Group, Inc.
6.38%, 02/15/2029(b)	190,000	189,653
4.88%, 06/30/2029(b)	190,000	174,823
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	130,000	121,094
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	180,000	164,970
HUB International Ltd., 5.63%, 12/01/2029(b)	130,000	120,751
		1,369,369
Interactive Media & Services-0.27%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	90,000	85,409
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	120,000	77,185
		162,594
IT Services-0.79%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	150,000	139,587
Newfold Digital Holdings Group, Inc., 6.00%, 02/15/2029(b)	120,000	86,476
Twilio, Inc., 3.63%, 03/15/2029	120,000	107,343
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	160,000	142,885
		476,291
Leisure Products-0.19%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	120,000	118,100
Machinery-1.63%
ESAB Corp., 6.25%, 04/15/2029(b)	180,000	180,638
Hillenbrand, Inc., 6.25%, 02/15/2029	150,000	149,373
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada), 9.00%, 02/15/2029(b)(c)	260,000	267,352
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	110,000	100,468
OT Merger Corp., 7.88%, 10/15/2029(b)	70,000	36,604
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	120,000	109,761
Terex Corp., 5.00%, 05/15/2029(b)	150,000	141,221
		985,417
Media-6.96%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	485,000	360,961
AMC Networks, Inc.
10.25%, 01/15/2029(b)	210,000	209,742
4.25%, 02/15/2029(c)	240,000	169,569
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	362,000	324,549
6.38%, 09/01/2029(b)(c)	380,000	355,990
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	260,000	213,720
CSC Holdings LLC
11.75%, 01/31/2029(b)	590,000	469,247
6.50%, 02/01/2029(b)	420,000	284,616

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Media-(continued)
Lamar Media Corp., 4.88%, 01/15/2029	$100,000	$ 95,513
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029(b)	198,000	166,385
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	160,000	149,320
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	120,000	108,457
Sirius XM Radio, Inc., 5.50%, 07/01/2029(b)(c)	300,000	278,901
Stagwell Global LLC, 5.63%, 08/15/2029(b)	270,000	247,387
TEGNA, Inc., 5.00%, 09/15/2029	270,000	237,525
Univision Communications, Inc., 4.50%, 05/01/2029(b)(c)	260,000	222,341
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	350,000	316,946
		4,211,169
Metals & Mining-1.59%
ATI, Inc., 4.88%, 10/01/2029	80,000	74,832
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	180,000	179,476
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029(b)	91,000	85,547
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	70,000	65,597
Constellium SE, 3.75%, 04/15/2029(b)	120,000	108,048
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	150,000	148,075
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	120,000	107,955
TMS International Corp., 6.25%, 04/15/2029(b)	80,000	74,001
United States Steel Corp., 6.88%, 03/01/2029	120,000	120,113
		963,644
Mortgage REITs-0.79%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	120,000	100,386
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	150,000	135,716
Rithm Capital Corp., 8.00%, 04/01/2029(b)	93,000	90,580
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	150,000	149,364
		476,046
Office REITs-0.25%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	100,000	103,593
Office Properties Income Trust, 9.00%, 03/31/2029(b)	50,000	45,960
		149,553
Oil, Gas & Consumable Fuels-10.02%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	199,000	190,869
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	100,000	96,340
Chesapeake Energy Corp.
5.88%, 02/01/2029(b)	128,000	125,965
6.75%, 04/15/2029(b)	241,000	241,800
CITGO Petroleum Corp., 8.38%, 01/15/2029(b)	270,000	279,701
CNX Resources Corp., 6.00%, 01/15/2029(b)	121,000	118,165
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	296,000	286,547
6.75%, 03/01/2029(b)	120,000	114,603
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 05/01/2029(b)	$90,000	$ 88,838
CVR Energy, Inc., 8.50%, 01/15/2029(b)	150,000	150,761
DT Midstream, Inc., 4.13%, 06/15/2029(b)	270,000	247,115
EQM Midstream Partners L.P.
4.50%, 01/15/2029(b)	220,000	205,186
6.38%, 04/01/2029(b)	147,000	146,830
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	150,000	153,797
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	160,000	154,676
ITT Holdings LLC, 6.50%, 08/01/2029(b)	300,000	274,883
Kodiak Gas Services, LLC, 7.25%, 02/15/2029(b)	180,000	182,861
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	149,000	144,715
Murphy Oil USA, Inc., 4.75%, 09/15/2029	120,000	113,151
New Fortress Energy, Inc., 8.75%, 03/15/2029(b)	180,000	172,904
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	230,000	234,302
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	190,000	172,969
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	100,000	102,851
Range Resources Corp., 8.25%, 01/15/2029	146,000	152,105
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	170,000	158,051
Southwestern Energy Co., 5.38%, 02/01/2029	166,000	159,774
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	220,000	202,084
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	220,000	220,754
Talos Production, Inc., 9.00%, 02/01/2029(b)	160,000	167,987
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	100,000	98,249
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	770,000	835,562
Vital Energy, Inc., 7.75%, 07/31/2029(b)	70,000	71,033
		6,065,428
Paper & Forest Products-0.47%
Glatfelter Corp., 4.75%, 11/15/2029(b)	125,000	101,640
Mercer International, Inc. (Germany), 5.13%, 02/01/2029(c)	210,000	184,087
		285,727
Passenger Airlines-1.23%
American Airlines, Inc., 8.50%, 05/15/2029(b)	270,000	278,654
United AirLines, Inc., 4.63%, 04/15/2029(b)	505,000	467,166
		745,820
Personal Care Products-0.18%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	120,000	109,361
Pharmaceuticals-0.98%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	120,000	102,878
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.
12.25%, 04/15/2029(b)	220,000	216,646
4.88%, 06/01/2029(b)	150,000	97,685
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)	190,000	173,873
		591,082

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Professional Services-0.85%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	$90,000	$ 79,835
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	250,000	228,204
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	110,000	102,394
TriNet Group, Inc., 3.50%, 03/01/2029(b)	120,000	106,021
		516,454
Real Estate Management & Development-0.83%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	143,000	98,262
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	160,000	142,306
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	151,000	134,467
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	150,000	127,683
		502,718
Residential REITs-0.13%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	90,000	80,946
Semiconductors & Semiconductor Equipment-0.47%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	100,000	103,428
Entegris, Inc., 3.63%, 05/01/2029(b)	100,000	88,941
Synaptics, Inc., 4.00%, 06/15/2029(b)	100,000	89,649
		282,018
Software-5.57%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/2029(b)	200,000	205,951
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	200,000	201,251
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	1,000,000	949,204
9.00%, 09/30/2029(b)	1,000,000	968,452
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	180,000	159,979
Dye & Durham Ltd. (Canada), 8.63%, 04/15/2029(b)	140,000	141,867
Elastic N.V., 4.13%, 07/15/2029(b)	140,000	125,301
NCR Voyix Corp., 5.13%, 04/15/2029(b)	320,000	297,350
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	230,000	202,718
Rocket Software, Inc., 6.50%, 02/15/2029(b)	140,000	118,102
		3,370,175
Specialized REITs-1.40%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	270,000	273,844
4.88%, 09/15/2029(b)	260,000	241,158
SBA Communications Corp., 3.13%, 02/01/2029	380,000	334,622
		849,624
Specialty Retail-4.23%
Arko Corp., 5.13%, 11/15/2029(b)	110,000	93,445
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	190,000	174,981
At Home Group, Inc., 7.13%, 07/15/2029(b)	20,000	6,000
Foot Locker, Inc., 4.00%, 10/01/2029(b)	102,000	84,584
Gap, Inc. (The), 3.63%, 10/01/2029(b)	180,000	155,938
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.38%, 01/15/2029(b)	140,000	136,353
	Principal Amount	Value
Specialty Retail-(continued)
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	$199,000	$ 179,868
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	300,000	279,025
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	190,000	169,417
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	280,000	190,719
Penske Automotive Group, Inc., 3.75%, 06/15/2029	120,000	106,842
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	280,000	268,303
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	180,000	161,899
SRS Distribution, Inc.
6.13%, 07/01/2029(b)	110,000	111,787
6.00%, 12/01/2029(b)	210,000	213,273
Upbound Group, Inc., 6.38%, 02/15/2029(b)	110,000	106,184
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	150,000	122,456
		2,561,074
Technology Hardware, Storage & Peripherals-0.44%
Seagate HDD Cayman
4.09%, 06/01/2029	120,000	109,954
3.13%, 07/15/2029	44,000	37,812
Xerox Holdings Corp., 8.88%, 11/30/2029(b)	120,000	116,336
		264,102
Textiles, Apparel & Luxury Goods-0.46%
Crocs, Inc., 4.25%, 03/15/2029(b)	90,000	82,231
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	100,000	90,293
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	130,000	108,389
		280,913
Tobacco-0.32%
Vector Group Ltd., 5.75%, 02/01/2029(b)	210,000	192,913
Trading Companies & Distributors-0.38%
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	90,000	81,459
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	70,000	67,005
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	90,000	79,858
		228,322
Total U.S. Dollar Denominated Bonds & Notes (Cost $59,844,117)		59,180,043
	Shares
Money Market Funds-0.63%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $380,477)	380,477	380,477
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.40% (Cost $60,224,594)		59,560,520
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.15%
Invesco Private Government Fund, 5.30%(d)(e)(f)	872,803	872,803

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	2,243,675	$ 2,244,348
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,117,251)		3,117,151
TOTAL INVESTMENTS IN SECURITIES-103.55% (Cost $63,341,845)		62,677,671
OTHER ASSETS LESS LIABILITIES-(3.55)%		(2,146,455)
NET ASSETS-100.00%		$60,531,216

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $52,943,218, which represented 87.46% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$137,190	$3,371,645	$(3,128,358)	$-	$-	$380,477	$8,503
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,345	5,489,237	(4,639,779)	-	-	872,803	10,984*
Invesco Private Prime Fund	60,032	9,646,505	(7,461,746)	(94)	(349)	2,244,348	30,685*
Total	$220,567	$18,507,387	$(15,229,883)	$(94)	$(349)	$3,497,628	$50,172

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.74%
Aerospace & Defense-3.17%
Bombardier, Inc. (Canada), 8.75%, 11/15/2030(b)	$320,000	$ 343,757
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	510,000	557,827
TransDigm, Inc., 6.88%, 12/15/2030(b)	620,000	628,333
		1,529,917
Air Freight & Logistics-0.73%
Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	360,000	352,211
Automobile Components-0.86%
Dana, Inc., 4.25%, 09/01/2030	175,000	152,253
ZF North America Capital, Inc. (Germany), 7.13%, 04/14/2030(b)	255,000	263,251
		415,504
Banks-1.13%
Freedom Mortgage Corp., 12.25%, 10/01/2030(b)	210,000	230,379
Verde Purchaser LLC, 10.50%, 11/30/2030(b)(c)	300,000	316,557
		546,936
Building Products-1.62%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)(c)	210,000	209,788
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	210,000	191,930
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/2030(b)	245,000	233,912
Owens Corning, 3.50%, 02/15/2030(b)	162,000	146,759
		782,389
Capital Markets-0.68%
Aretec Group, Inc., 10.00%, 08/15/2030(b)	300,000	328,513
Chemicals-1.53%
Avient Corp., 7.13%, 08/01/2030(b)	305,000	310,343
NOVA Chemicals Corp. (Canada), 9.00%, 02/15/2030(b)	280,000	296,540
SNF Group SACA (France), 3.38%, 03/15/2030(b)	150,000	129,685
		736,568
Commercial Services & Supplies-0.78%
Reworld Holding Corp., 5.00%, 09/01/2030	175,000	157,862
VT Topco, Inc., 8.50%, 08/15/2030(b)	210,000	219,716
		377,578
Communications Equipment-0.33%
Ciena Corp., 4.00%, 01/31/2030(b)	175,000	156,900
Construction & Engineering-1.27%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	570,000	612,633
Consumer Finance-2.19%
FirstCash, Inc., 5.63%, 01/01/2030(b)	235,000	222,860
Navient Corp., 9.38%, 07/25/2030	210,000	219,742
OneMain Finance Corp.
7.88%, 03/15/2030	300,000	305,888
4.00%, 09/15/2030	360,000	306,304
		1,054,794
Consumer Staples Distribution & Retail-0.40%
US Foods, Inc., 4.63%, 06/01/2030(b)	210,000	192,981
	Principal Amount	Value
Containers & Packaging-2.96%
Ball Corp., 2.88%, 08/15/2030	$550,000	$ 465,163
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030(b)	470,000	453,730
Crown Americas LLC, 5.25%, 04/01/2030	210,000	202,057
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	165,000	146,384
OI European Group B.V., 4.75%, 02/15/2030(b)	175,000	160,554
		1,427,888
Distributors-0.69%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	320,000	334,738
Diversified Consumer Services-0.64%
Service Corp. International, 3.38%, 08/15/2030	360,000	308,879
Diversified REITs-0.42%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	300,000	203,301
Diversified Telecommunication Services-5.57%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(b)	430,000	373,465
8.75%, 05/15/2030(b)	515,000	533,387
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	1,283,000	1,210,031
Level 3 Financing, Inc.
10.50%, 05/15/2030(b)	150,000	149,171
10.75%, 12/15/2030(b)	290,000	290,580
Lumen Technologies, Inc., 4.13%, 04/15/2030(b)	200,000	128,900
		2,685,534
Electric Utilities-0.85%
PG&E Corp., 5.25%, 07/01/2030	430,000	409,924
Electrical Equipment-0.42%
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	210,000	204,308
Electronic Equipment, Instruments & Components-2.45%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	1,180,000	1,183,531
Energy Equipment & Services-3.71%
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	280,000	289,343
Noble Finance II LLC, 8.00%, 04/15/2030(b)	260,000	268,384
Transocean, Inc., 8.75%, 02/15/2030(b)	504,000	526,148
Weatherford International Ltd., 8.63%, 04/30/2030(b)	680,000	703,591
		1,787,466
Entertainment-1.19%
Roblox Corp., 3.88%, 05/01/2030(b)	427,000	372,314
WMG Acquisition Corp., 3.88%, 07/15/2030(b)	230,000	203,477
		575,791
Financial Services-2.26%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)	150,000	146,942
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	170,000	145,670
Mobius Merger Sub, Inc., 9.00%, 06/01/2030(b)	210,000	213,342
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030(b)	$280,000	$ 254,331
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	350,000	331,797
		1,092,082
Food Products-1.64%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	430,000	420,595
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	410,000	369,001
		789,596
Gas Utilities-0.89%
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(b)	430,000	431,333
Ground Transportation-0.98%
Brightline East LLC, 11.00%, 01/31/2030(b)	500,000	474,619
Health Care Equipment & Supplies-0.53%
Embecta Corp.
5.00%, 02/15/2030(b)	217,000	179,649
6.75%, 02/15/2030(b)	85,000	74,350
		253,999
Health Care Providers & Services-11.62%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	280,000	266,396
Community Health Systems, Inc.
6.13%, 04/01/2030(b)	520,000	371,301
5.25%, 05/15/2030(b)	650,000	540,090
DaVita, Inc., 4.63%, 06/01/2030(b)	1,175,000	1,053,478
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	345,000	369,576
11.00%, 10/15/2030(b)	470,000	518,361
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	280,000	244,375
Owens & Minor, Inc., 6.63%, 04/01/2030(b)(c)	240,000	228,728
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	175,000	150,923
Star Parent, Inc., 9.00%, 10/01/2030(b)	430,000	448,917
Tenet Healthcare Corp.
4.38%, 01/15/2030	620,000	570,647
6.13%, 06/15/2030	850,000	843,549
		5,606,341
Health Care Technology-1.88%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	1,000,000	908,278
Hotels, Restaurants & Leisure-6.35%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	1,240,000	1,079,858
Brinker International, Inc., 8.25%, 07/15/2030(b)	150,000	156,630
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	850,000	859,712
Churchill Downs, Inc., 5.75%, 04/01/2030(b)	515,000	494,327
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	535,000	473,262
		3,063,789
Household Durables-1.39%
KB Home, 7.25%, 07/15/2030	140,000	143,715
	Principal Amount	Value
Household Durables-(continued)
M/I Homes, Inc., 3.95%, 02/15/2030	$110,000	$ 96,161
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	255,000	233,236
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	210,000	199,433
		672,545
Household Products-0.53%
Central Garden & Pet Co., 4.13%, 10/15/2030(c)	210,000	186,133
Spectrum Brands, Inc., 5.50%, 07/15/2030(b)	70,000	70,308
		256,441
Insurance-1.29%
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 03/15/2030(b)	305,000	321,246
10.50%, 12/15/2030(b)	130,000	140,567
Ryan Specialty LLC, 4.38%, 02/01/2030(b)	175,000	161,672
		623,485
Interactive Media & Services-0.83%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	200,000	178,648
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	255,000	221,392
		400,040
Life Sciences Tools & Services-0.94%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	240,000	240,179
IQVIA, Inc., 6.50%, 05/15/2030(b)	210,000	212,275
		452,454
Machinery-1.78%
Chart Industries, Inc., 7.50%, 01/01/2030(b)	620,000	639,319
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	215,000	221,389
		860,708
Media-5.69%
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	280,000	209,181
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(b)	370,000	368,286
Gray Television, Inc., 4.75%, 10/15/2030(b)	340,000	193,777
Lamar Media Corp., 4.00%, 02/15/2030	235,000	211,549
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	315,000	213,959
Sirius XM Radio, Inc., 4.13%, 07/01/2030(b)	640,000	536,966
Univision Communications, Inc., 7.38%, 06/30/2030(b)(c)	380,000	360,444
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	390,000	324,356
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	390,000	327,265
		2,745,783
Metals & Mining-2.82%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	300,000	312,417
ATI, Inc., 7.25%, 08/15/2030	180,000	184,452
Carpenter Technology Corp., 7.63%, 03/15/2030	130,000	133,455
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	320,000	316,750

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Commercial Metals Co., 4.13%, 01/15/2030	$130,000	$ 118,050
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	320,000	295,404
		1,360,528
Oil, Gas & Consumable Fuels-11.01%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	340,000	354,825
Civitas Resources, Inc., 8.63%, 11/01/2030(b)	430,000	460,238
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	165,000	148,543
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	415,000	382,882
EQM Midstream Partners L.P., 7.50%, 06/01/2030(b)	210,000	221,938
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	210,000	219,631
Hess Midstream Operations L.P.
4.25%, 02/15/2030(b)	320,000	291,094
5.50%, 10/15/2030(b)	170,000	163,288
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	210,000	202,811
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	430,000	419,342
NuStar Logistics L.P., 6.38%, 10/01/2030	255,000	254,393
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	345,000	313,817
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)	210,000	215,903
Range Resources Corp., 4.75%, 02/15/2030(b)	210,000	195,274
Southwestern Energy Co., 5.38%, 03/15/2030	510,000	490,916
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	340,000	307,150
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	305,000	287,685
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	166,000	162,842
Vital Energy, Inc., 9.75%, 10/15/2030	200,000	218,913
		5,311,485
Personal Care Products-0.75%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	355,000	363,011
Pharmaceuticals-1.06%
AdaptHealth LLC, 5.13%, 03/01/2030(b)(c)	255,000	222,946
Perrigo Finance Unlimited Co., 4.65%, 06/15/2030	315,000	289,762
		512,708
Real Estate Management & Development-1.57%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	270,000	234,725
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	200,000	130,739
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	170,000	179,098
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	260,000	213,377
		757,939
Residential REITs-0.33%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	176,000	156,839
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-0.79%
Entegris, Inc., 5.95%, 06/15/2030(b)	$385,000	$ 379,291
Software-3.30%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	170,000	172,844
Gen Digital, Inc., 7.13%, 09/30/2030(b)	260,000	264,538
McAfee Corp., 7.38%, 02/15/2030(b)	865,000	801,533
NCR Voyix Corp., 5.25%, 10/01/2030(b)	190,000	172,555
RingCentral, Inc., 8.50%, 08/15/2030(b)	170,000	178,069
		1,589,539
Specialized REITs-1.05%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	540,000	505,318
Specialty Retail-1.16%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	185,000	169,843
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	390,000	390,821
		560,664
Trading Companies & Distributors-1.33%
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030(b)	260,000	260,436
Boise Cascade Co., 4.88%, 07/01/2030(b)	175,000	162,540
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030(b)	210,000	219,619
		642,595
Wireless Telecommunication Services-0.38%
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	176,000	180,923
Total U.S. Dollar Denominated Bonds & Notes (Cost $46,298,512)		47,160,617
	Shares
Money Market Funds-1.46%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $703,151)	703,151	703,151
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.20% (Cost $47,001,663)		47,863,768
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.39%
Invesco Private Government Fund, 5.30%(d)(e)(f)	592,949	592,949
Invesco Private Prime Fund, 5.48%(d)(e)(f)	1,524,268	1,524,725
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,117,674)		2,117,674
TOTAL INVESTMENTS IN SECURITIES-103.59% (Cost $49,119,337)		49,981,442
OTHER ASSETS LESS LIABILITIES-(3.59)%		(1,733,794)
NET ASSETS-100.00%		$48,247,648

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $39,980,849, which represented 82.87% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$56,115	$3,666,511	$(3,019,475)	$-	$-	$703,151	$8,904
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	8,456,422	(7,863,473)	-	-	592,949	12,973*
Invesco Private Prime Fund	-	11,595,752	(10,070,534)	-	(493)	1,524,725	35,720*
Total	$56,115	$23,718,685	$(20,953,482)	$-	$(493)	$2,820,825	$57,597

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.94%
Aerospace & Defense-1.72%
Bombardier, Inc. (Canada), 7.25%, 07/01/2031(b)	$170,000	$ 173,759
TransDigm, Inc., 7.13%, 12/01/2031(b)	220,000	225,932
		399,691
Air Freight & Logistics-0.65%
GN Bondco LLC, 9.50%, 10/15/2031(b)	165,000	150,437
Automobile Components-2.37%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	130,000	128,392
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	111,000	100,805
5.25%, 07/15/2031	130,000	117,638
United Rentals (North America), Inc., 3.88%, 02/15/2031	229,000	201,687
		548,522
Automobiles-0.82%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	220,000	190,831
Broadline Retail-0.38%
Kohl’s Corp., 4.63%, 05/01/2031	110,000	88,808
Building Products-0.79%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/2031(b)	177,000	182,632
Capital Markets-0.55%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	160,000	127,379
Chemicals-2.94%
Ashland, Inc., 3.38%, 09/01/2031(b)	120,000	100,870
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	130,000	134,572
Consolidated Energy Finance S.A. (Switzerland), 12.00%, 02/15/2031(b)	140,000	146,457
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	130,000	111,222
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	130,000	116,747
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	70,000	71,116
		680,984
Commercial Services & Supplies-3.41%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(b)	310,000	309,343
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	110,000	109,921
GEO Group, Inc. (The), 10.25%, 04/15/2031(b)	140,000	147,425
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	220,000	224,679
		791,368
Communications Equipment-0.44%
Viasat, Inc., 7.50%, 05/30/2031(b)	150,000	102,399
Construction & Engineering-1.07%
Artera Services, LLC, 8.50%, 02/15/2031(b)	130,000	132,930
Pike Corp., 8.63%, 01/31/2031(b)	110,000	115,999
		248,929
Construction Materials-2.07%
Knife River Corp., 7.75%, 05/01/2031(b)	90,000	93,761
	Principal Amount	Value
Construction Materials-(continued)
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(b)	$240,000	$ 252,905
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	130,000	133,584
		480,250
Consumer Staples Distribution & Retail-1.18%
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	110,000	113,124
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	100,000	86,096
Safeway, Inc., 7.25%, 02/01/2031	70,000	74,811
		274,031
Containers & Packaging-1.73%
Ball Corp., 3.13%, 09/15/2031	190,000	159,670
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	150,000	149,679
Sealed Air Corp., 7.25%, 02/15/2031(b)	90,000	92,538
		401,887
Diversified Consumer Services-0.75%
Service Corp. International, 4.00%, 05/15/2031	200,000	174,900
Diversified Telecommunication Services-1.45%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	160,000	164,160
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	170,000	172,207
		336,367
Electric Utilities-2.29%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	230,000	197,258
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	320,000	332,717
		529,975
Electronic Equipment, Instruments & Components-0.54%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	145,000	125,217
Entertainment-2.31%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	120,000	123,451
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	170,000	144,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	260,000	267,127
		534,578
Financial Services-4.03%
Block, Inc., 3.50%, 06/01/2031	250,000	214,328
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(b)	150,000	157,625
Freedom Mortgage Holdings LLC, 9.13%, 05/15/2031(b)	90,000	89,699
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031(b)	130,000	120,293
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	110,000	101,259
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/2031(b)	290,000	250,915
		934,119
Food Products-0.84%
Post Holdings, Inc., 4.50%, 09/15/2031(b)	220,000	194,907
Gas Utilities-1.11%
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/2031(b)	290,000	256,303
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Ground Transportation-0.53%
XPO, Inc., 7.13%, 06/01/2031(b)	$120,000	$ 122,544
Health Care Providers & Services-4.04%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	230,000	181,785
DaVita, Inc., 3.75%, 02/15/2031(b)	330,000	277,173
Encompass Health Corp., 4.63%, 04/01/2031	100,000	90,468
Tenet Healthcare Corp.
6.75%, 05/15/2031(b)	300,000	303,122
6.88%, 11/15/2031	80,000	83,696
		936,244
Health Care REITs-1.10%
Diversified Healthcare Trust, 4.38%, 03/01/2031	110,000	79,598
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	270,000	175,498
		255,096
Hotel & Resort REITs-0.99%
Service Properties Trust, 8.63%, 11/15/2031(b)	220,000	230,513
Hotels, Restaurants & Leisure-6.19%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	230,000	206,506
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	160,000	159,389
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/2031(b)	240,000	212,242
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, 07/01/2031(b)	130,000	114,168
Merlin Entertainments Group U.S. Holdings, Inc. (United Kingdom), 7.38%, 02/15/2031(b)	110,000	111,575
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	190,000	132,712
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	210,000	210,291
Station Casinos LLC, 4.63%, 12/01/2031(b)	110,000	96,400
Yum! Brands, Inc., 3.63%, 03/15/2031	220,000	191,721
		1,435,004
Household Durables-1.30%
Beazer Homes USA, Inc., 7.50%, 03/15/2031(b)	60,000	59,969
KB Home, 4.00%, 06/15/2031	110,000	97,286
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	170,000	142,960
		300,215
Household Products-1.41%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	100,000	87,542
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	160,000	137,313
Spectrum Brands, Inc., 3.88%, 03/15/2031(b)	110,000	101,344
		326,199
Independent Power and Renewable Electricity Producers-2.30%
Calpine Corp.
5.00%, 02/01/2031(b)	190,000	175,620
3.75%, 03/01/2031(b)	210,000	183,812
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	200,000	174,676
		534,108
Insurance-6.06%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	320,000	321,046
	Principal Amount	Value
Insurance-(continued)
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	$170,000	$ 168,972
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	210,000	208,622
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	700,000	706,406
		1,405,046
Interactive Media & Services-0.63%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	130,000	108,381
Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	90,000	36,900
		145,281
IT Services-0.38%
Twilio, Inc., 3.88%, 03/15/2031	100,000	87,343
Leisure Products-0.77%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	180,000	179,463
Machinery-0.75%
Hillenbrand, Inc., 3.75%, 03/01/2031	70,000	60,376
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031(b)	110,000	112,804
		173,180
Marine Transportation-1.06%
Stena International S.A. (Sweden)
7.25%, 01/15/2031(b)	131,000	133,379
7.63%, 02/15/2031(b)	110,000	112,452
		245,831
Media-8.61%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	620,000	500,229
7.38%, 03/01/2031(b)	230,000	222,676
CSC Holdings LLC
3.38%, 02/15/2031(b)	250,000	146,666
4.50%, 11/15/2031(b)	380,000	232,821
Gray Television, Inc., 5.38%, 11/15/2031(b)	270,000	150,215
Lamar Media Corp., 3.63%, 01/15/2031	140,000	121,247
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	90,000	93,091
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	350,000	279,770
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031(b)	280,000	250,149
		1,996,864
Metals & Mining-2.68%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	170,000	174,013
ATI, Inc., 5.13%, 10/01/2031	90,000	82,192
Cleveland-Cliffs, Inc., 4.88%, 03/01/2031(b)	80,000	70,020
Commercial Metals Co., 3.88%, 02/15/2031	80,000	70,586
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	90,000	79,714
Novelis Corp., 3.88%, 08/15/2031(b)	170,000	145,703
		622,228
Oil, Gas & Consumable Fuels-10.20%
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	300,000	320,659
CNX Resources Corp., 7.38%, 01/15/2031(b)	130,000	132,728
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	290,000	271,947

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
DT Midstream, Inc., 4.38%, 06/15/2031(b)	$220,000	$ 197,750
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/2031(b)	110,000	113,849
EQM Midstream Partners L.P., 4.75%, 01/15/2031(b)	240,000	220,544
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	119,000	113,823
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	130,000	112,911
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	110,000	115,389
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	120,000	112,488
Talos Production, Inc., 9.38%, 02/01/2031(b)	140,000	148,276
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	490,000	505,641
		2,366,005
Pharmaceuticals-2.77%
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	220,000	225,779
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	470,000	415,735
		641,514
Professional Services-0.39%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	90,000	90,923
Real Estate Management & Development-1.29%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	80,000	84,168
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	140,000	119,553
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	120,000	95,572
		299,293
Software-2.91%
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	140,000	120,574
UKG, Inc., 6.88%, 02/01/2031(b)	550,000	553,864
		674,438
Specialized REITs-0.92%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	240,000	213,804
	Principal Amount	Value
Specialty Retail-2.73%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	$160,000	$ 132,998
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	180,000	186,917
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	110,000	97,013
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	130,000	114,177
Valvoline, Inc., 3.63%, 06/15/2031(b)	120,000	101,366
		632,471
Technology Hardware, Storage & Peripherals-0.15%
Seagate HDD Cayman, 4.13%, 01/15/2031	40,000	35,143
Textiles, Apparel & Luxury Goods-1.46%
Crocs, Inc., 4.13%, 08/15/2031(b)	90,000	78,507
Hanesbrands, Inc., 9.00%, 02/15/2031(b)	160,000	163,491
Levi Strauss & Co., 3.50%, 03/01/2031(b)	111,000	96,033
		338,031
Trading Companies & Distributors-0.70%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/2031(b)	160,000	161,994
Wireless Telecommunication Services-2.18%
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	300,000	247,205
4.75%, 07/15/2031(b)	310,000	257,575
		504,780
Total U.S. Dollar Denominated Bonds & Notes (Cost $22,842,404)		22,708,069
	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $81,012)	81,012	81,012
TOTAL INVESTMENTS IN SECURITIES-98.29% (Cost $22,923,416)		22,789,081
OTHER ASSETS LESS LIABILITIES-1.71%		397,313
NET ASSETS-100.00%		$23,186,394

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $20,193,474, which represented 87.09% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,671,589	$(1,590,577)	$-	$-	$81,012	$2,969
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$970,751	$(970,751)	$-	$-	$-	$684*
Invesco Private Prime Fund	-	4,354,674	(4,354,656)	-	(18)	-	3,166*
Total	$-	$6,997,014	$(6,915,984)	$-	$(18)	$81,012	$6,819

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.16%
Alabama-0.94%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2015, RB(a)(b)	3.00%	09/01/2024	$400	$ 399,077
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2024	450	451,263
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2024	900	902,526
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	100,090
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	30,018
				1,882,974
Alaska-0.50%
North Slope (Borough of), AK, Series 2020 A, GO Bonds	5.00%	06/30/2024	1,000	1,000,623
Arizona-1.89%
Arizona (State of) Department of Transportation, Series 2015, Ref. RB(a)(b)	5.00%	07/01/2024	255	255,165
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB(a)	5.00%	12/01/2029	500	502,819
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2018, RB	5.00%	07/01/2024	1,000	1,000,884
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2024	150	150,122
Chandler (City of), AZ, Series 2014, Ref. GO Bonds(a)(b)	5.00%	07/01/2024	1,000	1,000,805
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	19,244
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	245	238,082
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2026	500	500,411
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	40,032
Phoenix Civic Improvement Corp., Series 2018 B, Ref. RB	5.00%	07/01/2024	100	100,085
				3,807,649
Arkansas-0.30%
Little Rock (City of), AR, Series 2014, RB	4.00%	07/01/2041	100	95,358
Pulaski (County of), AR Public Facilities Board, Series 2014, RB(a)(b)	5.00%	12/01/2024	500	502,453
				597,811
California-16.31%
Anaheim Union High School District, Series 2015, GO Bonds(a)(b)	4.00%	08/01/2024	60	60,014
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	50	50,231
California (State of), Series 2013, Ref. GO Bonds	3.00%	02/01/2025	100	99,366
California (State of), Series 2014, GO Bonds(a)(b)	5.00%	07/01/2024	100	100,083
California (State of), Series 2014, GO Bonds(a)(b)	5.00%	07/01/2024	1,000	1,000,829
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	100,344
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	1,595	1,599,292
California (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	07/01/2024	40	40,033
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2026	350	351,707
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2031	85	85,304
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2033	1,260	1,264,504
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2034	15	15,053
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	125,305
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	75	75,183
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	580	581,414
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2024	85	85,129
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	40,215
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	158,571
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2024	100	100,344
California (State of), Series 2019, GO Bonds(a)(b)	5.00%	07/01/2024	125	125,104
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	125,029
California (State of), Series 2019, Ref. GO Bonds(a)(b)	5.00%	07/01/2024	735	735,609
California (State of), Series 2019, Ref. GO Bonds(a)(b)	5.00%	07/01/2024	1,500	1,501,244
California (State of), Series 2019, Ref. GO Bonds(a)(b)	5.00%	07/01/2024	500	500,415
California (State of), Series 2020, GO Bonds	5.00%	11/01/2024	900	904,832
California (State of), Series 2021, GO Bonds	5.00%	10/01/2024	610	612,100
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2024	135	135,933
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2024	545	546,329
California (State of) (Bid Group B), Series 2016, Ref. GO Bonds	5.00%	08/01/2024	280	280,425
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2028	1,100	1,104,076
California (State of) Department of Water Resources (Central Valley), Series 2014 A, RB(a)(b)	5.00%	12/01/2024	195	196,443
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	$100	$ 100,740
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2024	35	35,283
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	2,000	2,014,797
California (State of) Educational Facilities Authority (Pepperdine University), Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	40	40,280
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2024	120	120,818
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2038	25	25,016
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2024	85	85,458
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2024	100	100,482
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	70,298
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2024	250	251,739
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2024	5	5,022
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2024	70	70,303
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2026	100	100,288
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2029	400	401,329
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2031	1,000	1,003,397
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2033	100	100,340
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2034	115	115,388
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	4.50%	09/01/2035	100	100,036
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	100,318
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	340	342,036
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	100	100,011
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	250	251,414
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	30	30,170
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	60	60,339
California State University, Series 2014, Ref. RB(a)(b)	5.00%	11/01/2024	2,000	2,011,310
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2024	50	50,277
Contra Costa (County of), CA Water District, Series 2014 T, Ref. RB	5.00%	10/01/2026	180	180,936
East Bay Municipal Utility District, Series 2014 B, Ref. RB	5.00%	06/01/2024	375	375,000
Fremont Union High School District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	135	135,267
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	100,473
Kern Community College District, Series 2022 D, GO Bonds	5.00%	08/01/2024	15	15,029
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB(a)(b)	5.00%	08/22/2024	235	235,584
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB(a)(b)	5.00%	08/22/2024	180	180,448
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB(a)(b)	5.00%	07/01/2024	460	460,363
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB(a)(b)	5.00%	07/01/2024	40	40,032
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2033	140	140,092
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	85	85,035
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB(a)(b)	5.00%	07/01/2024	200	200,166
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2024	5	5,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	40,037
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	200,845
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2024	25	25,016
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	20,042
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	50	50,111
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	40	40,089
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	125	125,277
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	190	190,422
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	625	626,387
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	200	200,444
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	60	60,133
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,010
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	07/29/2024	250	250,419
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	07/29/2024	90	90,151
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	07/29/2024	100	100,168
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	07/29/2024	10	10,017
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	$25	$ 25,021
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds(a)(b)	5.00%	07/29/2024	450	450,754
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	250	250,207
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2024	450	451,623
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.25%	07/01/2024	1,000	997,959
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB(a)(b)	5.00%	07/29/2024	150	150,251
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2024	175	175,145
Natomas Unified School District (Election of 2014), Series 2015, GO Bonds(a)(b)	4.00%	08/05/2024	100	100,025
Ohlone Community College District, Series 2014 B, GO Bonds(a)(b)	4.00%	08/01/2024	20	20,006
Orange (County of), CA Sanitation District, Series 2015 A, Ref. RB(a)(b)	5.00%	08/05/2024	1,000	1,001,940
Orange (County of), CA Sanitation District, Series 2015 A, Ref. RB(a)(b)	5.00%	08/05/2024	1,500	1,502,909
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	4.00%	10/15/2024	500	500,830
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	5.00%	10/15/2024	500	502,632
Pomona Unified School District, Series 2015 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2039	100	100,143
San Bernardino (County of), CA (Captial Facilities), Series 1992 B, COP(a)	6.88%	08/01/2024	180	180,848
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	10	10,018
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2024	250	250,111
San Francisco (City & County of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	115	115,730
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2024	35	35,029
San Francisco Community College District, Series 2015, Ref. GO Bonds	5.00%	06/15/2024	5	5,002
San Francisco Unified School District, Series 2015 F, GO Bonds	3.50%	06/15/2035	60	57,613
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	20,040
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2024	190	190,313
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	70	66,013
Santa Clara Valley Water District, Series 2023, COP	4.00%	12/01/2024	65	65,095
Southern California Public Power Authority (Apex Power), Series 2014 A, RB(a)(b)	5.00%	08/30/2024	200	200,549
Southern California Public Power Authority (Apex Power), Series 2014 A, RB(a)(b)	5.00%	08/30/2024	10	10,027
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	250	250,126
Washington Township Health Care District (Election of 2012), Series 2013 A, GO Bonds	5.00%	08/01/2043	500	500,253
West Valley-Mission Community College District, Series 2022 B, GO Bonds	5.00%	08/01/2024	25	25,053
				32,786,607
Colorado-2.20%
Adams 12 Five Star Schools, Series 2014 B, Ref. GO Bonds	5.00%	12/15/2026	35	35,271
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2024	40	40,299
Colorado Springs (City of), CO, Series 2010 C, VRD RB(d)	3.35%	11/01/2040	2,000	2,000,000
Colorado Springs (City of), CO, Series 2014 A-2, RB	5.00%	11/15/2044	2,000	2,004,335
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2024	35	35,209
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2024	45	45,282
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2026	15	15,093
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	25,154
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2024	125	125,784
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	30	30,208
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	40	34,975
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	30,154
				4,421,764
Connecticut-2.15%
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2024	475	477,134
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2024	30	30,104
Connecticut (State of) (Green Bonds), Series 2014 G, GO Bonds	5.00%	11/15/2028	100	100,471
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, RB	5.00%	09/01/2024	150	150,484
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, RB	5.00%	09/01/2026	75	75,216
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, RB	5.00%	09/01/2033	45	45,086
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2024	10	10,010
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2014 E, RB	5.00%	07/01/2042	500	500,087
Connecticut (State of) Health & Educational Facilities Authority (Yale New Haven Health), Series 2014 E, RB	5.00%	07/01/2024	200	200,118
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(d)	3.31%	11/15/2050	$2,000	$ 2,000,000
Hartford (County of), CT Metropolitan District (Green Bonds), Series 2014 A, RB(a)(b)	5.00%	11/01/2024	725	728,715
				4,317,425
Delaware-0.01%
Delaware (State of) Transportation Authority, Series 2022, Ref. RB	5.00%	07/01/2024	15	15,011
District of Columbia-0.47%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	35,240
District of Columbia, Series 2014 C, GO Bonds(a)(b)	5.00%	06/01/2024	35	35,000
District of Columbia, Series 2014 C, GO Bonds(a)(b)	5.00%	06/01/2024	20	20,000
District of Columbia, Series 2014 D, Ref. GO Bonds(a)(b)	5.00%	06/01/2024	400	400,000
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	225	225,000
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	115	115,566
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	55	55,235
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2024	50	50,063
				936,104
Florida-3.55%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	145	131,625
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	5.00%	12/01/2044	1,000	964,430
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2024	105	105,080
Citizens Property Insurance, Inc., Series 2015 A-1, RB(a)(b)	5.00%	12/01/2024	155	155,987
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	100	100,082
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2024	1,000	1,000,000
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	165,182
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2024	65	65,052
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	500	500,253
Jacksonville (City of), FL, Series 2022 A, Ref. RB	5.00%	10/01/2024	1,000	1,004,263
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	155	143,124
JEA Electric System, Series 2017 B, Ref. RB	3.38%	10/01/2034	175	160,855
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2045	65	65,150
Miami (City of) & Dade (County of), FL School Board, Series 2012 A, COP	4.00%	08/01/2029	55	55,021
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2028	25	25,110
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2030	30	30,122
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	100,008
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	1,270	1,271,325
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	110,119
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	23,909
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	25	23,486
Miami-Dade (County of), FL Expressway Authority, Series 2014 A, RB	5.00%	07/01/2039	500	499,999
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	120,508
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2024	185	185,722
Volusia County School Board, Series 2019, COP	5.00%	08/01/2024	125	125,212
				7,131,624
Georgia-0.74%
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	4.75%	12/01/2024	270	271,564
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	5.00%	12/01/2024	50	50,351
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2024	115	115,528
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	20,062
Fulton (County of), GA, Series 2013, Ref. RB	4.00%	01/01/2035	70	69,817
Georgia (State of), Series 2014 A-2, GO Bonds	4.00%	02/01/2026	10	10,000
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,021
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	07/01/2024	130	130,115
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2024	15	15,103
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2024	320	320,283
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2024	10	10,019
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2024	15	15,014
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2024	90	90,011
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2024	$240	$ 240,212
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	3.00%	10/01/2043	155	119,399
				1,497,499
Hawaii-0.69%
Hawaii (State of), Series 2014 EO, GO Bonds	5.00%	08/01/2029	800	801,511
Hawaii (State of), Series 2015 EY, Ref. GO Bonds	5.00%	10/01/2024	50	50,208
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	240	241,000
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	75	75,312
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2024	50	50,208
Hawaii (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2024	75	75,312
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2024	95	95,290
				1,388,841
Idaho-0.08%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2014 A, RB	5.00%	03/01/2044	150	148,654
Idaho (State of) Housing & Finance Association, Series 2015, Ref. RAC	5.00%	07/15/2024	15	15,018
				163,672
Illinois-4.50%
Chicago (City of), IL, Series 2014, RB	5.00%	11/01/2044	1,000	1,001,468
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,005,248
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	30	30,235
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2028	145	146,208
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	545	545,778
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	285	285,302
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	1,545	1,546,283
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2027	10	10,007
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2028	10	10,006
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	210,431
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	100,208
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2039	100	100,063
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2039	1,020	1,020,631
Illinois (State of), Series 2014, GO Bonds, (INS - AGM)(c)	4.25%	05/01/2034	20	19,848
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2024	500	500,341
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	25,038
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	30	30,046
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	10,007
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	120	120,504
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	35,127
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2027	1,500	1,504,895
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2029	40	40,112
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	230	230,141
University of Illinois, Series 2014 A, RB	5.00%	04/01/2044	500	500,375
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	25,001
				9,053,303
Indiana-0.35%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	10,066
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	25,123
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	550	544,336
Indianapolis (City of), IN Department of Public Utilities, Series 2020 A, Ref. RB	5.00%	08/15/2024	135	135,275
				714,800
Iowa-0.03%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2024	55	55,000
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2014, Ref. RB	4.00%	12/01/2044	5	4,806
				59,806
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-0.33%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2024	$335	$ 335,940
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	24,901
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	55,154
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2024	235	235,177
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2014 A, Ref. RB	5.00%	09/01/2044	20	20,007
				671,179
Kentucky-0.05%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2024	50	50,260
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 B, Ref. RB	4.00%	05/15/2037	25	25,000
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	25	23,711
				98,971
Louisiana-0.83%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	1,000	1,003,443
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS ACT 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	125	125,430
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2024	5	5,000
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	290	290,000
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	150	150,000
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	15,088
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,177
Shreveport (City of), LA, Series 2014 B, RB	4.00%	12/01/2038	55	52,570
				1,671,708
Maine-0.61%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB(a)(b)	4.00%	07/01/2024	210	209,992
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB(a)(b)	5.00%	07/01/2024	1,000	1,000,726
Maine (State of) Municipal Bond Bank (Transcap), Series 2015 A, Ref. RB	5.00%	09/01/2024	20	20,055
				1,230,773
Maryland-3.51%
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2027	120	119,234
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2029	300	296,279
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2030	25	24,694
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2024	1,330	1,332,605
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	10	10,020
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	1,630	1,633,193
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	65,127
Maryland (State of), Series 2020 C, Ref. GO Bonds	5.00%	08/01/2024	50	50,098
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2024	1,500	1,502,938
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	525	518,150
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	97,878
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	45,137
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	98,376
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	40	40,229
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	180	181,033
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	100	100,574
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	10,059
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2024	400	400,829
Prince George’s (County of), MD, Series 2014 A, GO Bonds	4.00%	09/01/2024	530	530,346
				7,056,799
Massachusetts-2.75%
Massachusetts (Commonwealth of), Series 2004 C, Ref. GO Bonds, (INS - AMBAC)(c)	5.50%	12/01/2024	5	5,048
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	200,401
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2024	45	45,042
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	176,004
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2031	$320	$ 320,812
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2024	1,000	1,000,924
Massachusetts (Commonwealth of), Series 2021 B, Ref. GO Bonds	5.00%	11/01/2024	500	502,868
Massachusetts (Commonwealth of) (Accelerated Bridge Program), Series 2014 A, RB	5.00%	06/01/2044	985	985,261
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	1,050	1,050,846
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2024	15	15,012
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2006, Ref. RB	5.00%	08/01/2024	100	100,197
Massachusetts (Commonwealth of) Development Finance Agency (Baystate Medical Center), Series 2014 N, RB	5.00%	07/01/2044	500	500,085
Massachusetts (Commonwealth of) Development Finance Agency (Children’s Hospital), Series 2014 P, RB(a)(b)	5.00%	10/01/2024	20	20,082
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2014 A, RB	5.00%	06/15/2024	525	525,180
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	25	25,050
University of Massachusetts Building Authority, Series 2014 1, RB(a)(b)	5.00%	11/01/2024	50	50,266
				5,523,078
Michigan-2.26%
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2024	1,000	1,005,746
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	85	85,129
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	35	35,053
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	115	115,175
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	300	300,456
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2024	150	150,590
Michigan (State of) Finance Authority (Detroit regional Convention facility Authority), Series 2014 H-1, Ref. RB	5.00%	10/01/2039	500	500,521
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2027	1,000	1,000,805
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2030	20	20,019
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2032	20	20,015
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-2, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	830	830,603
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2030	50	50,025
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2031	30	30,020
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2024	20	20,078
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2024	170	171,000
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2024	100	100,588
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2014 B, RB	5.00%	12/01/2044	100	100,095
				4,535,918
Minnesota-1.00%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2024	1,000	1,007,056
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2026	1,000	1,002,067
				2,009,123
Mississippi-0.01%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	15,076
Missouri-1.27%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	15,077
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	30,152
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2027	75	75,320
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2030	10	10,042
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2031	100	100,417
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2024	1,000	1,004,230
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	5.00%	11/15/2034	50	50,133
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	335	312,488
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	5.00%	11/15/2045	400	392,388
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	4.00%	06/01/2024	$190	$ 190,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	10	10,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	25	25,000
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	25	25,043
St. Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	310	310,213
				2,550,503
Montana-0.12%
Forsyth (City of), MT (Puget Sound Energy), Series 2013 A, Ref. RB	3.90%	03/01/2031	250	235,433
Nebraska-0.06%
Omaha (City of), NE Public Power District, Series 2014 CC, Ref. RB	4.00%	02/01/2035	45	44,999
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB(a)(b)	5.00%	08/01/2024	60	60,115
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB	4.00%	02/01/2039	10	9,762
				114,876
Nevada-1.33%
Clark (County of), NV, Series 2016 A, Ref. GO Bonds	5.00%	11/01/2024	105	105,538
Clark (County of), NV, Series 2016, Ref. RB	5.00%	07/01/2024	120	120,101
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2024	100	100,062
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB(a)(b)	5.00%	07/01/2024	500	500,383
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB(a)(b)	5.00%	07/01/2024	75	75,058
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	30,010
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2024	75	75,024
Las Vegas Valley Water District, Series 2015 B, Ref. GO Bonds	5.00%	12/01/2024	175	176,158
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2033	30	30,198
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	95	95,323
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2024	60	60,000
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2024	1,290	1,298,723
				2,666,578
New Jersey-4.18%
New Jersey (State of), Series 2013, GO Bonds	3.00%	06/01/2025	100	98,968
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	125	125,000
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	360	360,000
New Jersey (State of) Economic Development Authority, Series 2014 PP, Ref. RB(a)(b)	5.00%	06/15/2024	185	185,058
New Jersey (State of) Economic Development Authority, Series 2014 RR, Ref. RB	4.00%	06/15/2034	40	39,999
New Jersey (State of) Economic Development Authority, Series 2014 UU, RB(a)(b)	5.00%	06/15/2024	75	75,015
New Jersey (State of) Economic Development Authority, Series 2014, RB(a)(b)	5.00%	06/15/2024	150	150,029
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2024	5	5,001
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014 A, RB(a)(b)	5.00%	07/01/2024	400	400,338
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014, RB	5.00%	06/15/2026	1,000	1,000,820
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2024	500	500,383
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2024	95	95,081
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	235,119
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB	5.00%	06/15/2032	1,130	1,134,320
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	25,153
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	100,032
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	800	800,132
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	150	144,467
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2044	1,000	1,000,138
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	25,154
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2024	1,000	1,000,206
New Jersey (State of) Turnpike Authority, Series 2014 A, RB(a)(b)	5.00%	07/01/2024	100	100,085
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	100,056
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	125	125,071
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2033	35	35,016
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2034	$445	$ 445,176
South Jersey Transportation Authority, Series 2014 A, Ref. RB	5.00%	11/01/2039	100	100,123
				8,405,940
New Mexico-0.04%
New Mexico (State of) Finance Authority, Series 2014 B-1, Ref. RB	5.00%	06/15/2027	15	15,014
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2024	25	25,021
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	50,004
				90,039
New York-17.41%
Dobbs Ferry Local Development Corp. (Mercy College), Series 2014, RB	5.00%	07/01/2044	105	105,000
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	455	455,679
Metropolitan Transportation Authority, Series 2005 B, RB, (INS - AMBAC)(c)	5.25%	11/15/2024	200	201,542
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	760	741,576
Metropolitan Transportation Authority, Series 2014 B, RB(a)(b)	5.25%	06/24/2024	1,355	1,355,952
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	100,504
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	100	100,504
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	15,093
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2024	55	55,236
New York & New Jersey (States of) Port Authority, One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2028	25	25,069
New York & New Jersey (States of) Port Authority, One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2033	100	100,255
New York & New Jersey (States of) Port Authority, One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2039	825	826,961
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	155	149,982
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2024	125	125,606
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2024	20	20,027
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2024	125	125,218
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2025	50	50,074
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2024	15	15,030
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2027	40	40,061
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2028	350	350,526
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2029	50	50,074
New York (City of), NY, Series 2014 J, Ref. GO Bonds	5.00%	08/01/2030	1,400	1,402,057
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	25,050
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	145	145,291
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2024	25	25,050
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,002,008
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2024	55	55,110
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	10,020
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10	10,020
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	20	20,040
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2024	95	95,191
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2024	235	235,472
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,002,008
New York (City of), NY, Subseries 2008 J-4, GO Bonds	5.00%	08/01/2024	60	60,120
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2027	200	200,158
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2036	15	14,318
New York (City of), NY Municipal Water Finance Authority, Series 2011 FF-2, VRD RB(d)	2.20%	06/15/2044	2,000	2,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC-1, RB(a)(b)	5.00%	06/17/2024	500	500,176
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, RB(a)(b)	5.00%	06/17/2024	500	500,176
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB(a)(b)	3.25%	06/17/2024	10	9,997
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB(a)(b)	5.00%	06/17/2024	200	200,074
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB(a)(b)	5.00%	06/17/2024	65	65,024
New York (City of), NY Municipal Water Finance Authority, Series 2014 EE, Ref. RB(a)(b)	5.00%	06/17/2024	100	100,035
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB(a)(b)	5.00%	06/17/2024	10	10,004
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB(a)(b)	5.00%	06/17/2024	500	500,176
New York (City of), NY Municipal Water Finance Authority, Series 2018 AA, Ref. RB	5.00%	06/15/2024	190	190,060
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB	5.00%	06/15/2026	1,200	1,207,405
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	4.00%	06/15/2024	160	159,997
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2026	75	75,463
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2026	25	25,157
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2022, Ref. VRD RB(d)	2.35%	06/15/2044	$2,000	$ 2,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2023 CC, VRD RB(d)	2.35%	06/15/2053	1,100	1,100,000
New York (City of), NY Transitional Finance Authority, Series 2014 A-1, RB	5.00%	08/01/2034	1,045	1,046,689
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	11/01/2025	30	30,031
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	710	711,205
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	15,025
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2033	170	170,278
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2036	205	205,305
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2039	75	75,102
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2024	65	65,373
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	80,459
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	08/01/2024	340	340,683
New York (City of), NY Transitional Finance Authority, Series 2018, RB(a)	5.00%	08/01/2024	20	20,032
New York (City of), NY Transitional Finance Authority, Series 2018, RB	5.00%	08/01/2024	30	30,060
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2024	300	301,721
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2024	200	200,171
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2029	1,370	1,371,060
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2031	1,080	1,080,818
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2033	50	50,037
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2024	105	105,211
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	06/14/2024	100	100,031
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	06/14/2024	125	125,038
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	06/14/2024	325	325,100
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	06/14/2024	310	310,095
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	06/14/2024	460	460,141
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	06/14/2024	400	400,123
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	06/14/2024	95	95,029
New York (State of) Dormitory Authority, Series 2014 A, Ref. RB(a)(b)	5.00%	06/14/2024	350	350,117
New York (State of) Dormitory Authority, Series 2014 C, RB(a)(b)	5.00%	06/14/2024	15	15,005
New York (State of) Dormitory Authority, Series 2014 C, RB(a)(b)	5.00%	06/14/2024	50	50,017
New York (State of) Dormitory Authority, Series 2014 C, RB(a)(b)	5.00%	06/14/2024	225	225,076
New York (State of) Dormitory Authority, Series 2014 C, RB(a)(b)	5.00%	06/14/2024	500	500,168
New York (State of) Dormitory Authority, Series 2014 C, RB(a)(b)	5.00%	06/14/2024	2,000	2,000,671
New York (State of) Dormitory Authority, Series 2014 C, RB(a)(b)	5.00%	06/14/2024	1,000	1,000,336
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	5.00%	10/01/2024	25	25,103
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	20	20,017
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	55	55,225
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	492,008
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2024	10	10,008
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2024	100	100,081
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2024	25	25,007
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB(a)(b)	5.00%	06/28/2024	505	505,337
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB(a)(b)	5.00%	06/28/2024	400	400,267
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2024	100	100,029
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2024	50	50,015
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	3.00%	10/15/2024	10	9,977
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	4.00%	10/15/2024	20	20,028
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	330	331,652
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	440	442,203
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	150	150,751
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	285	286,427
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	100	100,501
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	1,000	1,005,007
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	$55	$ 55,338
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2014 A, RB	5.00%	11/15/2044	1,000	1,000,037
				34,996,851
North Carolina-1.79%
Buncombe County Metropolitan Sewerage District, Series 2008 A, Ref. VRD RB(d)	3.30%	07/01/2031	2,000	2,000,000
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	105,725
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2024	75	75,000
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2024	100	100,000
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	10,000
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	100	100,000
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	110	105,661
North Carolina (State of) Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	45,988
University of North Carolina at Greensboro, Series 2014, RB	4.00%	04/01/2039	60	58,270
Wake (County of), NC, Series 2014, GO Bonds	5.00%	09/01/2024	1,000	1,003,176
				3,603,820
Ohio-1.83%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2024	50	50,064
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2027	125	125,656
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2024	35	35,081
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	50	50,051
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	196,052
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2024	100	100,657
Northeast Ohio Regional Sewer District, Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	115	115,673
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	10,030
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	12/15/2024	80	80,597
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,001,926
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	20,072
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,036
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB(d)	2.30%	01/01/2043	1,800	1,800,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	45	45,298
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2024	10	10,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	12/01/2024	40	40,265
				3,686,458
Oklahoma-1.03%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	15,000
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2024	100	100,000
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	1,000	1,000,085
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB(a)(b)	5.00%	07/01/2024	780	780,597
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB(a)(b)	5.00%	07/01/2024	10	10,007
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2024	175	175,000
				2,080,689
Oregon-1.43%
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)(a)(b)	5.00%	06/15/2024	10	10,003
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)(a)(b)	5.00%	06/15/2024	1,015	1,015,337
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2024	430	430,158
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB	5.00%	11/15/2024	25	25,155
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB(a)(b)	5.00%	11/15/2024	25	25,141
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	4.00%	11/15/2024	20	20,032
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	35,211
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	30	30,181
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	235	236,418
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	15	15,091
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2024	$1,000	$ 1,006,193
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds, (CEP - Oregon School Bond Guaranty)(a)(b)	5.00%	06/15/2024	35	35,012
				2,883,932
Pennsylvania-4.37%
Commonwealth Financing Authority, Series 2015 B-1, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2024	60	60,000
Delaware Valley Regional Finance Authority, Series 2020 B, Ref. RB	5.00%	11/01/2024	5	5,024
Erie (City & County of), PA Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	125	125,735
Pennsylvania (Commonwealth of), First Series 2014, GO Bonds	4.00%	06/15/2032	15	15,000
Pennsylvania (Commonwealth of), First Series 2014, Ref. GO Bonds	5.00%	07/01/2024	15	15,013
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2024	2,000	2,004,885
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2024	290	291,047
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2024	175	175,632
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2014 A, RB	4.00%	02/01/2040	1,000	964,371
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	5.00%	08/15/2024	65	65,146
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	325	326,604
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB(a)	5.00%	12/01/2039	1,275	1,279,966
Philadelphia (City of), PA, Series 2015 A, RB(a)(b)	5.00%	07/01/2024	200	200,153
Philadelphia (City of), PA, Series 2015 A, RB(a)(b)	5.00%	07/01/2024	2,000	2,001,532
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2024	150	150,605
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	100,145
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2014 A, RB(a)(b)	4.00%	07/01/2024	1,000	999,924
West View Municipal Authority, Series 2014, RB(a)(b)	4.00%	11/15/2024	10	10,008
				8,790,790
Rhode Island-0.13%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2024	100	100,168
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2027	40	40,094
Rhode Island Commerce Corp., Series 2016, Ref. RB	5.00%	06/15/2024	115	115,034
				255,296
South Carolina-0.51%
South Carolina (State of) Public Service Authority, Series 2014 A, RB	5.50%	12/01/2054	300	299,520
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	50,221
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	130,017
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	30,007
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	100,054
South Carolina (State of) Public Service Authority, Series 2015 B, Ref. RB(a)	5.00%	12/01/2024	400	402,451
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2024	10	10,043
				1,022,313
South Dakota-0.03%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2014, RB(a)(b)	4.13%	07/01/2024	5	5,001
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	5.00%	11/01/2034	10	10,027
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	55	51,685
				66,713
Tennessee-0.13%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	25,012
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	80	80,009
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	80	80,436
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	70	70,381
				255,838
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-7.99%
Arlington Higher Education Finance Corp. (Lifeschool Dallas), Series 2014 A, RB, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2024	$250	$ 250,424
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	35,098
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,029
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2024	1,000	1,001,812
Bexar (County of), TX, Series 2014, Ctfs. of Obligation(a)(b)	5.00%	06/15/2024	1,000	1,000,315
Bexar (County of), TX (Flood Control Tax), Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	85,027
Bexar (County of), TX (Venue), Series 2015, Ref. RB(a)(b)	4.00%	08/15/2024	1,200	1,200,044
Board of Regents of the University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	10,024
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2024	25	25,061
Board of Regents of the University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	35	35,086
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2024	150	150,366
Board of Regents of the University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2024	35	35,086
Camino Real Regional Mobility Authority, Series 2014, RB(a)(b)	4.00%	08/29/2024	65	65,004
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2044	200	179,791
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2024	500	502,419
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	5.00%	11/01/2024	425	427,056
Dallas (City of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	07/29/2024	540	540,795
Dallas (City of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	07/29/2024	125	125,184
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,213
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	45,320
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	65,462
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	120,706
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	4.00%	08/15/2024	35	35,005
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	40,098
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2024	40	40,084
Denton Independent School District, Series 2014 A, GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2024	100	100,200
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,002,562
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	165	165,376
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2024	960	963,935
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2024	265	266,336
Houston (City of), TX, Series 2012 B, Ref. RB, (SIFMA Municipal Swap Index + 0.01%)(b)(e)	3.36%	06/12/2024	2,000	2,000,000
Houston (City of), TX, Series 2014 C, Ref. RB(a)(b)	5.00%	08/08/2024	55	55,099
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	35,192
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	55,371
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2024	170	170,931
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2024	40	40,219
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	1,000	976,395
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	9,691
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	150	150,000
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	15,013
San Antonio (City of), TX, Series 2014, RB	5.00%	02/01/2044	430	415,768
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	200	200,488
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(c)	5.00%	10/01/2032	215	215,040
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	370	371,456
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	1,100	1,104,328
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	1,000	1,003,935
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/17/2024	20	20,007
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	10,043
Texas (State of) (Water Financial Assistance), Subseries 2018 B-3, Ref. GO Bonds(a)	5.00%	08/01/2024	30	30,050
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2031	100	100,226
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	75,307
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	20,082
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	$225	$ 226,173
United Independent School District, Series 2014, GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2024	50	50,100
White Settlement Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2024	45	45,076
White Settlement Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2024	110	110,187
				16,055,095
Utah-0.28%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014 A, RB	5.00%	05/15/2045	500	500,304
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	15,014
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2024	40	40,012
				555,330
Virginia-1.18%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	10,043
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2024	1,200	1,201,253
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	100,000
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2024	340	339,158
Virginia (Commonwealth of) Public Building Authority, Series 2014 C, Ref. RB	5.00%	08/01/2024	500	500,963
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2024	200	200,385
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2024	20	20,038
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	10,036
				2,381,876
Washington-2.47%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2024	10	10,058
Energy Northwest, Series 2018 A, Ref. RB(a)	5.00%	07/01/2024	205	205,157
Energy Northwest (Columbia Generating Station), Series 2014 A, Ref. RB(a)	5.00%	07/01/2024	400	400,306
Energy Northwest (No. 1), Series 2014 C, Ref. RB(a)(b)	5.00%	08/15/2024	150	150,315
Energy Northwest (No. 1), Series 2014 C, Ref. RB(a)(b)	5.00%	08/15/2024	1,000	1,002,099
King & Snohomish Counties School District No. 417 Northshore, Series 2014, GO Bonds, (CEP - Oregon School Bond Guaranty)(a)(b)	4.00%	07/12/2024	25	25,000
King County Rural Library District, Series 2012, Ref. GO Bonds	4.00%	12/01/2024	20	20,020
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	70	70,463
Seattle (Port of), WA, Series 2015 A, RB	5.00%	04/01/2040	500	500,505
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	201,342
Washington (State of), Series 2014 B, Ref. GO Bonds	5.00%	07/01/2024	30	30,024
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	44,921
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2024	175	175,306
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2037	350	350,450
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	20,016
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2024	190	190,332
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2024	1,400	1,402,445
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2038	155	149,009
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2041	25	23,415
				4,971,183
West Virginia-0.13%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	10	10,027
West Virginia University, Series 2014 A, RB(a)(b)	5.00%	10/01/2024	250	250,943
				260,970
Wisconsin-1.39%
University of Wisconsin Hospitals & Clinics, Series 2018 B, Ref. VRD RB(d)	2.15%	04/01/2048	1,400	1,400,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2016-1, Ref. GO Bonds	5.00%	11/01/2024	$50	$ 50,268
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2024	25	25,134
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2024	1,000	1,005,369
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2024	70	70,061
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Series 2014, Ref. RB	5.00%	11/15/2029	235	235,645
				2,786,477
TOTAL INVESTMENTS IN SECURITIES(f)-95.16% (Cost $192,085,386)				191,305,138
OTHER ASSETS LESS LIABILITIES-4.84%				9,720,973
NET ASSETS-100.00%				$201,026,111

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
SIFMA	-Securities Industry and Financial Markets Association
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(f)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.25%
Alabama-0.37%
Alabama (State of), Series 2014 A, Ref. GO Bonds	5.00%	08/01/2025	$285	$ 285,590
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	300	306,480
Auburn University, Series 2015 A, Ref. RB	4.00%	06/01/2038	5	4,907
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)	5.00%	09/01/2025	200	203,638
				800,615
Alaska-0.14%
Alaska (State of) International Airports System, Series 2016 A, Ref. RB	5.00%	10/01/2031	105	106,267
Alaska (State of) International Airports System, Series 2016 B, Ref. RB	5.00%	10/01/2034	20	20,239
Alaska (State of) International Airports System, Series 2016 B, Ref. RB	5.00%	10/01/2035	80	80,944
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	100	101,401
				308,851
Arizona-1.43%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2025	100	102,012
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	85	85,092
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2025	100	101,410
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2016, Ref. RB	5.00%	07/01/2025	200	203,351
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2040	15	15,048
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2025	75	75,351
Phoenix (City of), AZ, Series 2014, GO Bonds	4.00%	07/01/2025	15	15,003
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2025	40	40,628
Phoenix Civic Improvement Corp., Series 2015 A, Ref. RB	5.00%	07/01/2035	35	35,410
Phoenix Civic Improvement Corp., Series 2015 B, Ref. RB	5.00%	07/01/2034	135	136,521
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	130	132,040
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2025	140	142,286
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2025	80	81,306
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2025	50	50,838
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2025	10	10,152
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2032	205	207,704
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2034	625	632,816
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2035	165	166,934
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)	5.00%	12/01/2045	605	614,047
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2025	55	55,448
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2025	25	25,204
University of Arizona Board of Regents, Series 2015 D, RB	5.00%	07/01/2041	25	25,269
University of Arizona Board of Regents, Series 2015 D, RB	5.00%	07/01/2046	125	126,005
				3,079,875
Arkansas-0.01%
Arkansas (State of), Series 2015, Ref. GO Bonds	4.00%	06/01/2025	25	25,006
California-17.08%
Alameda Unified School District (Election of 2014), Series 2015 A, GO Bonds	5.00%	08/01/2039	30	30,481
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2020 C, Ref. RB	5.00%	10/01/2045	50	50,727
Antelope Valley Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	02/15/2025	125	126,434
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2025	1,000	1,014,077
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	100	103,826
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,005,578
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2025	50	50,983
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	865	878,850
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	65	62,585
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2030	80	80,590
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	60,827
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	100,743
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	76,038
California (State of), Series 2015 C, Ref. GO Bonds	3.38%	09/01/2033	50	47,692
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2034	175	177,413
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	101,015
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	$325	$ 327,220
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	815	823,644
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	360	363,653
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	150	152,412
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2028	200	201,890
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	225	217,311
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	101,451
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2033	55	55,711
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	1,750	1,772,560
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,150	1,164,721
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	50,983
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	157,837
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	650	663,675
California (State of), Series 2020, GO Bonds	5.00%	11/01/2025	1,250	1,278,038
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	30	28,908
California (State of), Series 2021, GO Bonds	4.00%	10/01/2025	2,000	2,016,334
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2025	725	740,252
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	410	419,775
California (State of), Series 2022, GO Bonds	5.00%	09/01/2025	1,090	1,111,432
California (State of) (Bid Group B), Series 2020, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,022,431
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2025	20	20,168
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2025	50	51,361
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	100	102,261
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	500	509,978
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	500	502,388
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	101,985
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	3.25%	11/15/2025	40	39,990
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	20	20,495
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	230	235,695
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	500	512,380
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2025	120	122,215
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2017, Ref. RB	5.00%	01/01/2025	200	201,505
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	200	201,775
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	60	60,532
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	151,761
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2025	300	307,152
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2025	5	5,110
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2025	120	122,524
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	102,224
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	153,052
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	1,000	1,019,184
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	660	670,634
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	50,706
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	201,627
Coronado Community Development Agency Successor Agency, Series 2018 A, Ref. RB	5.00%	09/01/2033	80	81,220
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2029	50	50,750
Long Beach (City of), CA, Series 2020, Ref. RB	5.00%	05/15/2025	30	30,470
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	75	75,898
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	65,470
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	45,340
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2035	40	40,313
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2025	1,000	1,017,817
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	215	218,743
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	203,111
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	$400	$ 408,432
Los Angeles Community College District (Election of 2016), Series 2022 C-1, GO Bonds	5.00%	08/01/2025	90	91,730
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	07/29/2024	1,020	1,021,710
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	40,683
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2025	85	86,451
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2025	250	254,704
Los Rios Community College District, Series 2021 E, GO Bonds	3.00%	08/01/2025	1,050	1,044,684
Metropolitan Water District of Southern California, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	509,122
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	250	254,721
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	102,285
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	40	40,455
Orange (County of), CA Water District, Series 2021 A, COP	4.00%	02/15/2025	50	50,145
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	19,544
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	4.13%	11/01/2025	105	106,274
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	5.25%	11/01/2025	80	82,201
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2025	100	102,060
Sacramento (County of), CA Water Financing Authority, Series 2022 A, RB	4.00%	11/01/2025	165	166,455
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2025	20	20,431
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	10	10,192
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	101,375
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2025	10	10,201
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	122,023
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2027	25	25,421
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2025	10	10,181
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	5.00%	04/01/2029	25	25,598
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2031	115	106,411
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2032	20	18,191
San Francisco (City & County of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	253,262
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	101,878
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	116,650
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	66,063
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	4.00%	08/01/2035	150	147,114
San Francisco Unified School District, Series 2020, Ref. GO Bonds	4.00%	06/15/2025	1,185	1,193,058
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	5.00%	01/15/2025	1,100	1,110,632
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	1,000	1,005,819
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	101,808
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2021 B, RB(a)	5.00%	08/01/2025	115	117,145
San Mateo County Community College District, Series 2015 A, GO Bonds(a)(b)	5.00%	09/01/2025	55	56,135
San Mateo County Transit District, Series 2015 A, Ref. RB	5.00%	06/01/2029	1,000	1,011,180
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	250	223,903
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2025	500	506,874
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds	4.00%	09/01/2037	25	24,673
University of California, Series 2015 AO, Ref. RB	5.00%	05/15/2027	35	35,482
University of California, Series 2015 AO, Ref. RB	5.00%	05/15/2031	40	40,517
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2025	20	20,323
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2025	305	309,921
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2025	10	10,161
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2025	30	30,484
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2028	1,025	1,038,414
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2029	40	40,542
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2030	120	121,604
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2032	60	60,757
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	115	115,915
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	180	171,745
Vista Joint Powers Financing Authority, Series 2015, Ref. RB	5.25%	05/01/2037	45	45,692
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	20	20,384
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	40	40,769
				36,904,515
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-0.88%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	$10	$ 10,123
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	35	33,451
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	45	46,115
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	105	106,976
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	25,570
Board of Governors of Colorado State University System, Series 2015 A, RB	4.13%	03/01/2055	350	331,553
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2025	35	35,846
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	80	81,934
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2025	200	201,493
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2025	95	97,039
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2027	165	166,918
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2025	150	151,051
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2025	10	10,240
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2025	30	30,703
Park Creek Metropolitan District, Series 2015, Ref. RB	5.00%	12/01/2045	275	271,861
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 A, Ref. GO Bonds	4.00%	12/15/2032	25	25,119
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	190	192,748
University of Northern Colorado, Series 2015 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	06/01/2040	75	74,342
				1,893,082
Connecticut-2.14%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	201,783
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	211,784
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2025	50	50,777
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2027	135	137,273
Connecticut (State of), Series 2015 F, GO Bonds	3.25%	11/15/2029	200	193,368
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2025	1,000	1,008,486
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2025	105	105,257
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2025	1,000	1,023,125
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	100	102,094
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, Ref. RB	5.00%	09/01/2025	500	501,297
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2028	300	303,803
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2029	80	81,073
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2033	95	96,139
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2034	240	242,658
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2035	40	40,417
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2025	75	75,642
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	254,401
				4,629,377
Delaware-0.23%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	201,711
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2025	300	302,566
				504,277
District of Columbia-0.86%
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2028	10	10,152
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2029	10	10,145
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2030	100	101,397
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2032	1,000	1,012,603
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2034	50	50,586
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2036	150	151,554
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2038	100	100,890
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2025	5	5,078
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2025	275	279,301
District of Columbia, Series 2019 A, RB	5.00%	03/01/2025	35	35,383
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia Water & Sewer Authority, Series 2014 C, Ref. RB	5.00%	10/01/2025	$50	$ 50,198
District of Columbia Water & Sewer Authority (Green Bonds), Series 2015 A, RB	5.00%	10/01/2045	60	60,556
				1,867,843
Florida-2.91%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2025	70	71,061
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2030	165	166,674
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2031	90	90,828
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	25	25,376
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	45,716
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	505	513,031
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	4.00%	06/01/2032	135	134,773
Florida (State of) Department of Environmental Protection (FL Forever), Series 2014, Ref. RB	5.00%	07/01/2025	500	500,509
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	66,020
Florida (State of) Department of Transportation, Series 2015 A, Ref. GO Bonds	5.00%	07/01/2025	100	101,665
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2025	85	86,334
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2025	55	55,927
Florida Keys Aqueduct Authority, Series 2019 A, RB	5.00%	09/01/2049	975	978,786
Florida Keys Aqueduct Authority, Series 2021 B, RB	5.00%	09/01/2025	100	101,758
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	50	48,125
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,182
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	40,763
Hillsborough (County of), FL, Series 2015, RB	3.75%	10/01/2045	200	179,224
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	132,591
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	75	76,151
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	30,441
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	93,997
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2025	135	137,752
Lake (County of), FL School Board, Series 2015 B, Ref. COP, (INS - AGM)(c)	5.00%	06/01/2031	100	100,648
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	45,517
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2025	45	45,558
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2028	200	201,895
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2030	125	126,106
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	260	254,898
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	205,033
Miami-Dade (County of), FL, Series 2014 B, Ref. RB	5.00%	10/01/2025	665	667,550
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	15	15,045
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2045	185	185,226
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	40	40,677
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	35	35,593
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2025	140	142,707
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	101,104
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2027	60	60,914
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	220	222,851
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	35	33,040
Tampa Bay (City of), FL Water, Series 2015 A, Ref. RB	4.00%	10/01/2030	20	20,040
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	66,223
Village Community Development District No. 7, Series 2015, Ref. RB	4.00%	05/01/2036	5	4,747
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(b)	5.00%	04/15/2025	15	15,176
				6,278,232
Georgia-2.79%
Atlanta (City of), GA, Series 2015, Ref. RB(a)(b)	5.00%	05/01/2025	25	25,346
Atlanta (City of), GA, Series 2015, Ref. RB(a)(b)	5.00%	05/01/2025	350	354,842
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2025	35	35,473
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2028	700	708,325
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2030	110	111,208
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	20,206
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	755	760,282
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2044	$150	$ 151,635
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2025	100	102,399
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	61,165
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.25%	02/15/2025	100	101,144
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.50%	02/15/2025	100	101,316
Georgia (State of), Series 2015 A, GO Bonds	4.00%	02/01/2033	5	5,003
Georgia (State of), Series 2015 A, GO Bonds	3.50%	02/01/2035	100	95,382
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	4.00%	07/01/2025	140	140,921
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2025	440	450,555
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2025	10	10,097
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	50,854
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2025	600	603,948
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2027	370	373,394
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	50	47,780
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	175	170,692
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.50%	07/01/2060	100	100,212
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	50,738
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2015, Ref. RAC	5.00%	08/01/2034	75	75,255
Gwinnett (County of), GA Water & Sewerage Authority, Series 2021, Ref. RB	4.00%	08/01/2025	500	503,454
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2025	100	100,953
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2031	55	55,799
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2035	480	486,947
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	172,905
				6,028,230
Hawaii-1.01%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	150	152,920
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2025	220	224,686
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	132,769
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2025	70	71,491
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2025	20	20,426
Hawaii (State of) Department of Budget & Finance (Queens Health System), Series 2015 A, Ref. RB	5.00%	07/01/2035	100	101,005
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2038	50	50,586
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	254,259
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2028	195	198,322
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2029	110	111,859
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2030	75	76,239
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	15	15,253
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	5	5,084
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2027	400	406,814
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2029	30	30,507
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	50	49,967
Honolulu (City & County of), HI, Series 2015, Ref. RB	3.50%	07/01/2033	75	70,873
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	200	202,188
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2025	5	5,055
				2,180,303
Illinois-4.81%
Bolingbrook (Village of), IL, Series 2014, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2038	105	103,262
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2025	300	305,483
Chicago (City of), IL, Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	105	105,287
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2029	25	25,127
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2030	25	25,130
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2031	725	728,925
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2032	235	236,250
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2033	135	135,716
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2025	25	25,187
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	$1,020	$ 1,039,091
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	50	50,998
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2025	60	60,357
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2025	25	25,499
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2025	105	105,611
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	75	76,223
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	25	25,377
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	45	45,678
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	1,485	1,496,803
Illinois (State of) Finance Authority, Series 2015, RB(a)(b)	5.00%	05/01/2025	450	454,650
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	479,546
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	01/01/2025	50	50,068
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2025	10	10,144
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2035	750	754,837
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	40	38,864
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	90	90,325
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2025	15	15,156
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	20,169
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2035	230	231,643
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	250	250,528
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2027	35	35,371
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2029	20	20,205
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2030	80	80,776
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2033	230	221,362
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2034	45	43,079
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2036	1,000	1,006,690
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,046
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2036	1,000	1,012,917
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,179
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2040	270	272,131
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2025	20	20,136
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2025	45	45,305
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	120	114,685
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2028	20	20,169
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2029	190	191,595
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2031	20	20,160
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	4.00%	03/01/2040	170	162,931
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	80	80,129
				10,384,800
Indiana-1.65%
Indiana (State of) Finance Authority, Series 2015 B, Ref. RB	5.00%	02/01/2025	135	136,322
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2025	10	10,228
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2025	1,500	1,528,813
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2015 A, Ref. RB(a)(b)	4.00%	03/01/2025	80	80,118
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	305	307,986
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	560	546,305
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2025	80	81,369
Indiana (State of) Municipal Power Agency, Series 2014 A, Ref. RB	5.00%	01/01/2030	160	160,921
Indiana (State of) Municipal Power Agency, Series 2014 A, Ref. RB	5.00%	01/01/2032	90	90,523
Indiana University, Series 2015 A, Ref. RB	4.00%	06/01/2042	500	484,021
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	$45	$ 45,829
Richmond (City of), VA Hospital Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	85	85,099
				3,557,534
Iowa-0.04%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2025	25	25,337
Iowa (State of) Finance Authority, Series 2017, Ref. RB	5.00%	08/01/2025	40	40,687
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2025	20	20,343
				86,367
Kansas-0.85%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2025	25	25,455
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2025	50	50,928
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2025	85	86,525
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2027	55	55,999
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2029	145	147,438
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2032	1,000	1,015,470
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	305	309,607
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2034	25	25,371
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	20,135
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	50,320
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	45	45,347
				1,832,595
Kentucky-0.47%
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RN	5.00%	11/01/2025	400	408,306
Kentucky (Commonwealth of) Asset Liability Commission (2014 Federal Highway Trust Fund), Series 2014 A, Ref. RN	5.00%	09/01/2025	100	100,269
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	125	120,749
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(c)	4.00%	09/01/2039	230	213,585
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	101,841
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	79,683
				1,024,433
Louisiana-1.25%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	335	338,170
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.00%	05/01/2025	1,010	1,014,634
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.50%	05/01/2025	1,160	1,170,476
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	5.00%	05/01/2025	150	152,021
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	06/01/2025	25	25,349
				2,700,650
Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB	5.00%	09/01/2025	45	45,747
Maryland-1.64%
Maryland (State of), First series 2016, GO Bonds	4.00%	06/01/2025	400	400,004
Maryland (State of), Series 2015 A, GO Bonds	2.75%	08/01/2025	500	492,449
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	380	384,480
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	101,831
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2025	300	305,492
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	500	510,388
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	72,909
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	100,384
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015, Ref. RB	5.00%	07/01/2045	425	425,636
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2025	470	474,518
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	101,686
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2025	$150	$ 150,931
Prince George’s (County of), MD, Series 2023 A, Ref. GO Bonds	5.00%	08/01/2025	15	15,264
				3,535,972
Massachusetts-4.29%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	80	81,492
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	35,479
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	40	40,559
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	85,442
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	175	177,257
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	110,798
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	4.00%	09/01/2029	5	5,009
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2037	25	24,585
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	45	45,778
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	50,864
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	144,396
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	237,820
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	220	210,550
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	2,340	2,390,147
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	50	50,422
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2025	50	49,384
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	255,712
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	845	853,362
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2045	500	504,466
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	40	40,628
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	500	508,377
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB(a)	4.00%	05/01/2025	230	230,543
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB	4.00%	05/01/2025	20	20,101
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	710	693,110
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2015, Ref. RB	5.00%	01/01/2035	275	276,483
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	100,893
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	08/15/2025	70	71,224
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2025	500	509,351
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2027	230	233,905
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	3.05%	08/15/2028	125	119,919
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	203,164
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	4.00%	08/15/2032	65	65,038
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	600	608,617
Massachusetts (Commonwealth of) School Building Authority, Series 2015 D, Ref. RB	5.00%	08/15/2037	25	25,359
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	200	202,192
				9,262,426
Michigan-1.76%
Ann Arbor School District, Series 2023, GO Bonds	4.00%	05/01/2025	10	10,038
Mattawan Consolidated School District, Series 2015 I, GO Bonds(a)(b)	5.00%	05/01/2025	1,000	1,014,194
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2025	500	505,120
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2028	140	141,730
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2029	25	25,311
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	10	10,123
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	379,557
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2033	575	582,155
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2034	15	15,183
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	30,323
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	300	302,372
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	100,824
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2025	60	60,042
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 C, RB	5.00%	07/01/2034	25	25,234
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 D-1, Ref. RB	5.00%	07/01/2034	$50	$ 50,371
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	55	55,644
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	45	45,527
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	35,483
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	355,315
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	5.25%	10/15/2040	50	50,602
				3,795,148
Minnesota-1.02%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	175	179,224
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2025	80	80,643
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2027	25	25,460
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2029	225	228,831
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2025	110	111,988
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,092
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2025	465	473,405
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2025	65	66,175
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2025	30	30,542
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	302,495
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2032	40	40,254
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	5.00%	07/01/2033	180	180,995
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	4.00%	07/01/2035	500	484,119
				2,209,223
Mississippi-0.25%
Mississippi (State of), Series 2015 A, GO Bonds(a)(b)	4.00%	10/01/2025	310	312,050
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	125	127,679
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	100	102,146
				541,875
Missouri-0.97%
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	60	57,862
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	5.00%	10/01/2038	80	80,989
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	24,114
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	250,709
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2029	1,000	1,010,359
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2030	100	100,939
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2025	500	507,724
Springfield (City of), MO, Series 2015, Ref. RB	3.25%	08/01/2027	20	19,388
Springfield (City of), MO, Series 2015, Ref. RB	3.38%	08/01/2030	5	4,751
Springfield (City of), MO, Series 2015, Ref. RB	4.00%	08/01/2031	5	4,938
St. Charles (County of), MO Public Water Supply District No. 2, Series 2018, COP	4.00%	12/01/2039	40	39,546
				2,101,319
Nebraska-0.67%
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	4.13%	11/01/2036	65	65,056
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	100,590
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	100	98,921
Omaha (City of), NE Public Power District, Series 2015 C, Ref. RB	5.00%	02/01/2043	1,000	1,004,604
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2015, Ref. RB	5.00%	01/01/2028	75	75,444
University of Nebraska, Series 2015, RB(a)(b)	4.00%	07/01/2025	100	100,574
				1,445,189
Nevada-0.62%
Clark (County of), NV, Series 2015, Ref. GO Bonds	4.00%	11/01/2035	285	284,709
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	$210	$ 211,602
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2028	415	423,057
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	172,470
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2025	65	65,972
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	116,523
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2025	70	71,628
				1,345,961
New Jersey-3.53%
Essex (County of), NJ, Series 2017, Ref. GO Bonds	5.00%	08/01/2025	15	15,271
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	300	304,545
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	30	30,454
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	1,720	1,744,877
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGM)(c)	5.50%	09/01/2025	90	92,391
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	10	10,155
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	400	406,207
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	50	50,776
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	55	55,853
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.25%	06/15/2025	5	5,090
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB	5.25%	06/15/2028	100	101,151
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	1,025	1,038,749
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.38%	06/15/2027	35	35,080
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	4.00%	11/01/2025	45	45,222
New Jersey (State of) Educational Facilities Authority, Series 2015 H, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2033	30	30,069
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	203,032
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2025	200	203,265
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	270	270,162
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	100	101,371
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2032	25	25,337
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2035	45	45,363
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2038	135	135,823
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.00%	06/15/2045	260	261,493
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2025	35	35,705
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	70,571
New Jersey (State of) Turnpike Authority, Series 2015 E, RB(a)	5.00%	01/01/2032	1,000	1,005,870
New Jersey (State of) Turnpike Authority, Series 2015 E, RB(a)	5.00%	01/01/2045	1,285	1,292,543
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2025	5	5,041
				7,621,466
New Mexico-0.14%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2025	55	55,863
New Mexico (State of) (Capital), Series 2015, GO Bonds(a)	5.00%	03/01/2025	75	75,793
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)(b)	5.00%	08/01/2025	110	111,737
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2025	50	50,811
				294,204
New York-17.17%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2025	100	101,338
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	235	217,290
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB	5.00%	11/15/2029	350	356,236
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB, (INS - BAM)(c)	5.00%	11/15/2033	105	106,920
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2032	60	61,096
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2035	5	5,091
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2036	70	71,239
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2025	20	20,459
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	203,881
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2027	15	15,269
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	$290	$ 295,167
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2034	170	173,105
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2025	200	203,881
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2025	45	45,875
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2025	200	203,881
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2027	75	75,905
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2030	70	70,826
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	60	60,397
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2029	175	178,164
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	100	101,794
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2032	245	249,331
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2035	365	369,553
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,013,501
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	100,895
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2025	15	15,344
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2026	690	695,603
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	420	422,999
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	125	125,827
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2032	1,000	1,006,619
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	10	9,731
New York (City of), NY, Series 2015 F-1, GO Bonds	5.00%	06/01/2036	650	656,102
New York (City of), NY, Series 2015 F-1, GO Bonds	3.75%	06/01/2037	75	71,174
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2025	175	178,003
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	50	50,858
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	200	203,432
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2025	50	50,858
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	111,888
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2025	500	508,580
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2025	70	71,201
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2025	95	96,630
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB(a)(b)	5.00%	06/15/2025	20	20,312
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	91,287
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2039	460	465,040
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2031	170	172,345
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2039	100	101,096
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	5.00%	06/15/2029	15	15,215
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	3.50%	06/15/2032	70	68,671
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	5.00%	06/15/2046	315	317,339
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-2, RB	5.00%	06/15/2027	425	433,315
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB	5.00%	06/15/2027	170	173,326
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2025	410	416,583
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2027	15	15,293
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2027	2,025	2,064,617
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	303,603
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2037	85	85,751
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	202,468
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	203,685
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2032	185	186,140
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2033	400	402,413
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	330	331,541
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	300	304,102
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	35	35,402
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	25	25,158
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	1,200	1,209,730
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2041	200	201,513
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2028	610	614,441
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	355	356,593
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	500	505,689
New York (City of), NY Transitional Finance Authority, Series 2015, RB	5.00%	08/01/2028	200	203,176
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)	5.00%	07/15/2025	50	50,845
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	$100	$ 102,188
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB(a)	5.00%	11/01/2025	5	5,098
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	45	45,984
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2025	45	45,813
New York (City of), NY Transitional Finance Authority, Series 2021 D-1, RB	5.00%	11/01/2025	185	189,047
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2025	75	76,641
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2029	75	76,340
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	182,424
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2033	200	202,638
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	152,515
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	75	75,804
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	200	202,472
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	450	455,736
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	100,752
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	85,633
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	07/01/2032	1,000	1,014,584
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2033	1,000	1,007,443
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	105	106,175
New York (State of) Dormitory Authority, Series 2015 B, RB(a)(b)	5.00%	02/15/2025	40	40,448
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2030	245	248,571
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	202,890
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2032	1,000	1,006,657
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2032	600	607,016
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2033	650	654,327
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	177,507
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2034	435	437,896
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	40,254
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	1,575	1,580,291
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	02/15/2031	150	150,999
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	03/15/2045	200	200,896
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	4.00%	09/15/2025	150	151,437
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2030	1,000	1,012,319
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2025	100	101,119
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	102,012
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	203,920
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB(a)	5.00%	03/15/2025	100	101,166
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2025	50	50,980
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	201,361
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	130	130,287
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	45	45,107
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2030	325	329,809
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	105	106,487
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(c)	5.00%	11/15/2025	10	10,232
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	110,872
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	201,299
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	3.50%	01/01/2032	30	28,960
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2032	885	890,141
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	355	360,725
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	80	81,949
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	3.00%	12/15/2032	145	134,395
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	485	494,192
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2034	100	101,850
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	325	330,383
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	50,059
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2037	75	76,186
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2032	5	5,076
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	96,453
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	265	268,072
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	$210	$ 192,893
New York State Environmental Facilities Corp., Series 2015 A, Ref. RB	5.00%	06/15/2040	275	278,066
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2025	90	91,445
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	100	101,197
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	20	20,441
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2030	70	70,941
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	151,923
New York State Urban Development Corp., Series 2015, Ref. RB(a)(b)	5.00%	09/15/2025	10	10,203
New York State Urban Development Corp., Series 2015, Ref. RB	5.00%	03/15/2028	5	5,083
New York State Urban Development Corp., Series 2020, Ref. RB(a)	5.00%	03/15/2025	1,000	1,011,971
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB(a)	5.00%	03/15/2025	65	65,748
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	101,624
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	4.00%	06/01/2031	155	156,155
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	411,803
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	500	503,225
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	500	510,938
				37,088,175
North Carolina-1.44%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	111,843
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2025	135	136,022
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2025	100	101,057
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2025	65	66,540
North Carolina (State of), Series 2013 B, Ref. GO Bonds	5.00%	06/01/2025	20	20,319
North Carolina (State of), Series 2014 A, Ref. GO Bonds	5.00%	06/01/2025	1,000	1,015,934
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2025	145	147,239
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2025	40	40,557
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2025	25	25,398
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2025	120	121,671
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2029	270	272,327
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2030	130	131,059
North Carolina (State of) (Vehicle-Garvee), Series 2015, RB	5.00%	03/01/2027	150	151,390
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	300	305,841
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2025	65	65,876
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2034	150	150,030
Raleigh (City of), NC Combined Enterprise System, Series 2015 A, Ref. RB	4.00%	12/01/2035	135	134,995
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2025	100	101,094
				3,099,192
Ohio-1.36%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	100,548
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2025	200	204,962
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	25,132
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	152,513
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	500	501,444
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	101,244
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	200	200,880
Ohio (State of), Series 2015 C, GO Bonds(a)(b)	5.00%	05/01/2025	25	25,371
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	151,824
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2034	270	273,259
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2035	180	182,076
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2025	135	137,707
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2025	15	15,116
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2025	180	184,216
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	100	102,342
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2015, Ref. RB	5.00%	07/01/2041	$440	$ 443,043
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(b)	5.00%	12/01/2025	140	143,091
				2,944,768
Oklahoma-0.19%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2025	75	75,069
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2025	65	65,832
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020, Ref. RB	5.00%	07/01/2025	130	131,833
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	101,535
University of Oklahoma (The), Series 2015 C, RB	4.00%	07/01/2045	45	42,872
				417,141
Oregon-0.47%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,063
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	511,473
Oregon (State of) Facilities Authority, Series 2015 A, Ref. RB	5.00%	04/01/2045	100	100,437
Oregon (State of) Lottery, Series 2014 C, Ref. RB(a)(b)	5.00%	07/29/2024	300	300,465
Oregon (State of) Lottery, Series 2015 D, Ref. RB	5.00%	04/01/2027	100	101,055
				1,023,493
Pennsylvania-3.44%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2025	100	102,049
Allegheny (County of), PA Sanitary Authority, Series 2015, Ref. RB	5.00%	12/01/2040	410	411,660
Chartiers Valley School District, Series 2015 B, GO Bonds(a)(b)	5.00%	04/15/2025	85	86,034
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	600	605,690
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	287,232
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	130	128,134
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2025	105	105,925
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	95	96,068
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	505,033
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2029	195	196,692
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	100,952
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	4.00%	03/15/2035	15	14,907
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2025	80	81,449
Pennsylvania (Commonwealth of), First Series 2015-1, GO Bonds	5.00%	03/15/2031	1,350	1,363,067
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	122,330
Pennsylvania (Commonwealth of), First series 2021, GO Bonds	5.00%	05/15/2025	65	65,921
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2025	195	198,667
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2025	130	132,445
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2025	40	40,724
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2032	20	20,280
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	4.00%	08/15/2035	15	15,011
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2025	45	45,874
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2025	20	20,402
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015, RB	4.00%	03/15/2040	35	33,678
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	35	35,022
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	100,226
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	105	106,001
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2025	5	5,064
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2026	25	25,192
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2038	50	50,623
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	65	65,387
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	95	91,379
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2045	1,250	1,257,120
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2025	50	50,660
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2025	75	75,989
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	$200	$ 203,287
Philadelphia (City of), PA, Series 2015 B, GO Bonds	4.00%	08/01/2035	25	25,011
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2025	50	50,993
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	40	40,591
Philadelphia (City of), PA Authority for Industrial Development, First Series 2015, Ref. RB	5.00%	04/01/2040	185	185,706
Philadelphia (City of), PA Redevelopment Authority, Series 2015 A, Ref. RB	5.00%	04/15/2031	75	75,822
Reading School District, Series 2015 A, Ref. GO Bonds, (INS - AGM)(c)	4.13%	02/01/2036	85	85,025
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	110	111,189
				7,420,511
South Carolina-0.88%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	200	201,459
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2025	90	92,080
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2025	100	102,062
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	25	24,686
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2028	100	100,749
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	209,082
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	350	350,443
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2028	5	4,964
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2031	150	149,682
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2025	600	612,780
Spartanburg (City of), SC Sanitary Sewer District, Series 2014 B, Ref. RB	4.00%	03/01/2040	45	44,454
				1,892,441
South Dakota-0.05%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	5.00%	11/01/2035	100	101,613
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	10	9,554
				111,167
Tennessee-0.87%
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2031	130	131,851
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2032	400	405,489
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	5.00%	07/01/2025	40	40,649
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2025	170	171,376
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,081
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)(a)(b)	5.00%	11/01/2025	10	10,215
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	86,860
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)(a)(b)	5.00%	11/01/2025	1,000	1,021,459
				1,872,980
Texas-10.55%
Alamo Regional Mobility Authority, Series 2016, RB(a)(b)	5.00%	06/15/2025	1,000	1,015,008
Austin (City of), TX, Series 1998, Ref. RB, (INS - NATL)(c)	5.25%	05/15/2025	225	227,718
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	174,556
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	151,705
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	4.00%	06/15/2025	250	251,237
Board of Regents of the University of Texas System, Series 2016 C, RB	5.00%	08/15/2025	10	10,187
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	507,845
Clear Creek Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	20,191
Clint Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2025	70	71,141
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	100,903
Cypress-Fairbanks Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	295	295,133
Dallas (City of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	07/29/2024	75	75,110
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2044	$1,000	$ 1,004,181
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	155	158,422
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	1,500	1,533,120
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	178,864
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	10	10,221
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	25	25,552
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	178,864
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	200	204,416
Dallas (City of), TX Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	20	20,208
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	4.00%	02/15/2025	65	65,166
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	205	207,132
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	95	96,079
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2025	25	25,250
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	71,205
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	157,829
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2025	380	386,747
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	132,664
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2025	215	218,690
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	5.00%	12/01/2045	95	95,431
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2014 A, RB	5.00%	12/01/2025	25	25,105
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2025	255	255,272
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	204,276
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2025	1,300	1,313,262
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.50%	02/15/2025	85	86,110
Kerrville Health Facilities Development Corp., Series 2015, Ref. RB	5.00%	08/15/2035	25	25,126
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	116,499
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2025	105	106,012
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	100	100,525
Lower Colorado River Authority, Series 2015, Ref. RB	4.00%	05/15/2045	250	224,105
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2045	1,080	1,084,368
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	15	15,257
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	310	314,994
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	203,204
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2031	10	10,164
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2032	145	147,376
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2035	135	137,163
North Texas Tollway Authority, Series 2008 I, Ref. RB(a)(b)	6.20%	01/01/2025	100	101,478
North Texas Tollway Authority, Series 2014 A, Ref. RB	5.00%	01/01/2025	250	250,810
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	225	226,105
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	260	261,235
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2034	355	356,629
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	220	221,019
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2029	60	60,392
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2034	215	216,192
North Texas Tollway Authority, Series 2015 B, Ref. RB	4.00%	01/01/2035	100	99,824
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2025	155	155,340
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2025	50	50,382
Northwest Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	65	65,655
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	145,172
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2025	1,000	1,009,155
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2025	1,000	1,009,986
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Port Arthur Independent School District, Series 2015 A, GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	02/15/2025	$450	$ 454,069
Port Arthur Independent School District, Series 2015 A, GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	02/15/2025	150	151,356
Rockwall Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	02/15/2025	175	176,582
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	101,322
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2025	270	272,780
San Antonio (City of), TX Water System, Series 2015 B, Ref. RB	5.00%	05/15/2036	275	277,362
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	151,524
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2025	50	50,440
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	175	178,194
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	130	132,339
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	205	208,048
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2029	75	76,320
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2034	50	50,782
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2025	25	25,315
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2025	115	116,449
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2025	90	91,823
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2025	105	107,127
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	405	408,855
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	579,433
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2025	40	40,805
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2025	1,000	1,020,123
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	309,342
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2033	500	486,586
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	116,469
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	101,211
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2025	400	407,460
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2025	125	126,782
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	136,466
Ysleta Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2025	155	157,710
				22,782,041
Utah-0.40%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	320	325,497
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	30	30,176
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	40	40,234
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	45	45,264
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	60	60,955
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	80	81,274
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	130	132,070
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2025	25	25,376
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	15	15,239
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	115	116,831
				872,916
Vermont-0.02%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2040	15	15,160
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	20,142
				35,302
Virginia-1.32%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	75,545
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2025	150	151,319
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	150	145,937
Upper Occoquan Sewage Authority, Series 2014, Ref. RB(a)(b)	5.00%	07/01/2025	500	508,111
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB(a)(b)	5.00%	02/01/2025	40	40,394
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB	5.00%	02/01/2025	215	216,992
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2025	$40	$ 39,666
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2025	365	368,383
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2025	45	45,852
Virginia (Commonwealth of) Public Building Authority, Series 2015 A, RB	4.00%	08/01/2033	1,000	983,243
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	65	66,175
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	08/01/2025	90	90,051
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	121,722
				2,853,390
Washington-4.38%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	1,000	1,008,629
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	85	86,895
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	76,672
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	76,672
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	150	153,344
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	20	20,446
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2025	200	202,820
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	101,374
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	76,022
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2033	170	172,227
Energy Northwest (Columbia Generating Station), Series 2015 C, Ref. RB	5.00%	07/01/2031	500	506,921
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2025	500	507,050
Grant (County of), WA Public Utility District No. 2, Series 2023 U, Ref. RB	4.00%	01/01/2026	110	110,725
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	115	115,872
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	100	100,758
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	40	40,315
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	55	55,433
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	75	72,266
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2025	90	91,403
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	50	50,721
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	12/01/2028	40	39,302
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)(a)(b)	5.00%	12/01/2025	85	86,939
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)(a)(b)	5.00%	12/01/2025	155	158,536
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	35	35,739
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2025	300	302,702
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2025	65	66,026
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	20,127
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,214
Washington (State of), Series 2014 D, Ref. GO Bonds	5.00%	07/01/2032	345	347,319
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2028	45	45,359
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2029	10	10,077
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2030	125	125,940
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	202,903
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2035	1,000	1,013,034
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	15,127
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	865	871,654
Washington (State of), Series 2015 R, Ref. GO Bonds	4.00%	07/01/2031	400	389,025
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2031	140	141,021
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2032	200	201,344
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	201,344
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	254,376
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series R-2015C, Ref. GO Bonds	5.00%	07/01/2030	$700	$ 705,264
Washington (State of), Series R-2015C, Ref. GO Bonds	5.00%	07/01/2032	295	296,983
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	110	106,564
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	75	75,006
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2028	45	45,429
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2030	35	35,255
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	40,128
				9,469,302
Wisconsin-0.88%
Waushara (County of), WI, Series 2022 A, RB	4.50%	06/01/2027	500	504,222
Wisconsin (State of), Series 2015, Ref. GO Bonds	3.00%	05/01/2025	50	49,682
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2025	60	60,814
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2027	175	177,160
Wisconsin (State of), Series 2015-4, Ref. GO Bonds	5.00%	05/01/2025	295	296,677
Wisconsin (State of), Series 2016-1, Ref. GO Bonds	5.00%	11/01/2025	30	30,392
Wisconsin (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	05/01/2025	115	116,498
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	330	334,072
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2025	45	45,606
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. RB	5.00%	07/01/2025	35	35,579
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2025	50	50,827
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	200	194,589
				1,896,118
TOTAL INVESTMENTS IN SECURITIES(d)-97.25% (Cost $212,655,334)				210,064,052
OTHER ASSETS LESS LIABILITIES-2.75%				5,948,322
NET ASSETS-100.00%				$216,012,374

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.46%
Alabama-0.60%
Alabama (State of) Economic Settlement Authority, Series 2016 A, RB	4.00%	09/15/2033	$200	$ 200,684
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	120	123,944
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	200	206,574
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	20,679
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	50	51,897
Auburn University, Series 2016 A, Ref. RB	5.00%	06/01/2038	40	40,702
Birmingham (City of), AL Special Care Facilities Financing Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2046	150	151,288
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	60	61,893
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2034	50	50,974
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2035	85	86,563
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	17,718
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	125,779
				1,138,695
Alaska-0.08%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	150	151,553
Arizona-1.04%
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2033	500	513,784
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	102,318
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	134,327
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2042	20	19,585
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2026	30	30,668
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	30,907
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2031	120	120,693
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2026	5	5,062
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	80	82,565
Phoenix (City of), AZ Industrial Development Authority (The) (Eastern Kentucky University), Series 2016, RB	4.00%	10/01/2047	70	61,538
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	20	20,544
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	25	25,781
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	51,492
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	50	51,491
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	10	10,296
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	100	102,861
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	25,710
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	100	102,478
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	70	72,188
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2026	5	5,161
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2026	70	71,743
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2026	110	112,739
University of Arizona Board of Regents (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	203,786
				1,957,717
California-19.38%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	98,631
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,183
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	20	20,617
California (State of), Series 2015, GO Bonds	5.00%	03/01/2026	95	95,982
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	25,810
California (State of), Series 2016, GO Bonds	4.00%	09/01/2031	75	75,152
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	5	5,009
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	3,953
California (State of), Series 2016, Ref. GO Bonds	3.25%	09/01/2028	15	14,758
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2028	5	5,017
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	722,670
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	200	206,277
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	400	400,809
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	$100	$ 94,252
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	433,233
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	185,671
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	5	5,009
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	103,147
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	735	736,222
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	10	10,017
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	30	30,942
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	500	500,502
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	25	24,696
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	250	258,414
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	235	243,914
California (State of), Series 2017, Ref. GO Bonds	3.00%	08/01/2028	10	9,722
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	150	154,553
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2034	25	25,040
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	515,147
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	103,006
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	1,240	1,285,242
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	2,015	2,072,822
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	350	356,739
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	150	153,990
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	75	77,736
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	98,416
California (State of), Series 2021, GO Bonds	5.00%	12/01/2032	20	20,563
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	400	415,758
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	20,588
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	103,213
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	25	25,756
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	210	216,374
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	51,683
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2030	35	36,423
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2031	30	31,213
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2026	45	47,047
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2026	50	52,275
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	93,678
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	20	20,813
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	10	10,089
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	35	35,265
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	175	182,962
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2026	40	41,820
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	20,638
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	53,121
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	45,946
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	97,583
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	95	97,676
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	70	70,303
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	285	292,629
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2036	210	210,739
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	180	177,591
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	151,825
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	$115	$ 110,526
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	96,561
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	22,646
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	25	26,085
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	41,541
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	61,121
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	10	10,365
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2027	110	113,396
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	164,704
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2029	50	51,469
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	97,808
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2031	25	25,721
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	57,320
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	200	202,828
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	198,212
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	35,437
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2026	1,265	1,307,841
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	12/01/2026	500	519,819
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	25,954
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2029	70	72,455
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	220,619
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	56,700
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	70	72,127
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2031	60	60,164
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	55	55,150
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	5	5,200
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2026	25	25,918
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	225	224,435
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	4.00%	02/15/2026	20	20,209
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	5.00%	02/15/2026	25	25,671
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	100	95,133
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	65	67,142
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2027	100	103,082
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	41,189
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	75	77,208
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2031	35	35,996
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	30	30,845
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2033	5	5,137
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	10	10,045
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	45	46,206
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	600	612,925
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	400	407,016
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	220	220,717
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2046	175	177,269
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
East Side Union High School District, Series 2003 B, Ref. GO Bonds, (INS - NATL)(c)	5.25%	02/01/2026	$100	$ 101,861
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	125	128,115
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	10	10,306
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	15	15,149
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	50	50,511
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	125	95,884
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	41,662
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2039	50	49,683
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	256,609
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	25,584
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	230,674
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	30,846
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	160	156,268
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	124,078
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	50,894
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,118,558
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2027	15	15,374
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	25	25,684
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,252
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2030	40	40,873
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2031	25	25,538
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2035	1,000	1,019,497
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	222,594
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	258,493
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	570	590,134
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	200	205,943
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	90	92,698
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	60	61,795
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2033	1,000	1,029,893
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2034	35	36,044
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2035	10	10,298
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	25,860
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	51,797
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	51,797
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	535	553,099
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2036	55	56,782
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2038	5	5,157
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2034	310	310,552
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2035	220	220,318
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2036	20	20,032
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	260	264,333
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	105	108,242
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	387,788
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2026	680	703,188
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2026	500	518,015
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	155,605
Metropolitan Water District of Southern California, Series 2021 B, Ref. RB	5.00%	10/01/2026	150	156,328
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	102,364
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	105	107,001
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	250	258,978
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	195	201,755
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	100	100,566
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2036	25	25,107
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(c)	4.00%	08/01/2042	200	198,032
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	45	46,560
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	18,751
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2036	200	188,082
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	102,125
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,123
Pittsburg Unified School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	35	34,741
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2032	$40	$ 41,377
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	25	25,856
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2034	15	15,512
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2035	795	821,966
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2037	15	14,925
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2038	140	139,184
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	165	169,223
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	105	102,868
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2043	150	153,726
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2026	20	20,751
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	130	132,203
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	125	129,845
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB(a)(b)	5.00%	11/15/2025	75	76,761
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	120,769
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2029	5	5,153
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	145	149,438
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2035	100	103,009
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2036	100	102,960
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2037	5	5,143
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	880	910,021
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	61,836
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	125	128,018
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	115	117,095
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	10	10,390
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	103,892
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	130	134,259
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2032	50	50,268
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2033	35	35,131
San Diego Unified School District (Election of 1998), Series 2005 C-2, Ref. GO Bonds, (INS - AGM)(c)	5.50%	07/01/2026	35	36,614
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2026	5	5,157
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	101,644
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	40	41,255
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	20	20,829
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	170	177,455
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2029	10	10,445
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2030	5	5,060
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2033	625	648,568
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	15	15,088
San Francisco (City & County of), CA Public Utilities Commission, Series 2017 D, Ref. RB	5.00%	11/01/2026	40	41,659
San Francisco (City & County of), CA Redevelopment Agency Successor Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(c)	5.00%	08/01/2041	150	153,578
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	150	151,827
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	30	31,054
San Jose Unified School District (Election of 2012), Series 2019 N, GO Bonds	4.00%	08/01/2030	10	10,115
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	65	67,690
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	165	160,981
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	103,461
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2026	500	516,312
Santa Clara Valley Water District, Series 2023, COP	4.00%	06/01/2026	20	20,300
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RN	0.50%	03/01/2026	500	460,127
Sonoma (County of), CA Junior College District, Series 2016 A, GO Bonds	5.00%	08/01/2041	5	5,117
Stockton Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2031	20	20,481
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	69,032
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2031	130	134,082
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	25,485
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	$200	$ 206,835
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	123,041
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2036	55	55,352
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2051	300	304,904
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	18,201
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	102,757
				36,590,738
Colorado-2.86%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	125	129,468
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	100	103,670
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	150	155,358
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	20	20,812
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	110	113,888
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	1,540	1,601,692
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	97,218
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	190	193,283
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	31,110
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2026	160	161,911
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	30	31,159
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	56,677
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	129,057
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,312
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,556
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	218,940
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	90	90,296
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2028	10	10,374
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	108,702
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	1,555	1,606,069
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2037	5	5,150
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	92,631
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	100	102,947
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	41,602
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	105	108,802
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	56,646
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	102,483
				5,405,813
Connecticut-1.82%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2026	10	10,107
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	845	861,323
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2036	5	4,949
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2026	130	134,531
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	200	205,368
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	55	56,882
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	100	103,015
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	175	180,863
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	35	35,988
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	163,958
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	500	516,750
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2026	85	88,080
Connecticut (State of) (Green Bonds), Series 2016 F, GO Bonds	5.00%	10/15/2030	200	205,469
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	150	154,930
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2029	25	25,635
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	435	446,286
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	4.00%	09/01/2035	55	54,650
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	195	196,256
				3,445,040
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-0.01%
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2026	$25	$ 25,822
District of Columbia-1.25%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	135	138,514
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2031	30	30,764
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	179,589
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	500	508,102
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2033	10	10,312
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2034	275	283,435
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	635	652,495
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,281
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	85	87,689
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	15,355
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	15,347
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2032	55	56,261
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	250	255,242
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	103,308
				2,351,694
Florida-3.67%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2026	125	126,532
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2026	500	515,019
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	10	10,022
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	20	20,528
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2030	15	15,089
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	65	65,144
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2032	250	250,492
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	290	294,343
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	500	494,504
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2038	20	19,386
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2039	140	135,836
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2026	375	386,568
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	20,662
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2026	160	164,838
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	195	200,987
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	5.00%	06/01/2026	50	50,738
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	102,984
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	144,719
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	80	82,502
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	75	77,091
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	41,043
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2031	35	35,811
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	503,783
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2026	15	15,173
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2028	30	30,622
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2029	130	132,631
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2031	25	25,494
Miami (City of) & Dade (County of), FL School Board, Series 2016, Ref. COP	5.00%	02/01/2032	75	76,554
Miami-Dade (County of), FL, Series 2015 B, Ref. RB	5.00%	10/01/2026	25	25,259
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	101,535
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	30	30,839
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	40	41,079
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	75	76,931
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	10	10,258
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	35	35,880
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	203,018
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	35	35,839
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	315	322,370
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2035	10	10,212
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2039	30	29,211
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	127,520
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	$10	$ 10,126
Miami-Dade (County of), FL Transit System, Series 2017, Ref. RB	4.00%	07/01/2038	35	34,881
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	196,329
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	235	240,580
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2036	50	51,095
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2039	10	10,159
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	3.38%	08/01/2026	10	9,943
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	10	10,284
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	10	10,284
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	51,588
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2026	45	46,363
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	20,559
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	600,380
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	4,987
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	203,394
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	50	50,078
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,263
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	50	51,289
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	25,662
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	20,405
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	101,813
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2036	25	25,400
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	50	51,722
				6,926,630
Georgia-1.20%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(c)	5.75%	11/01/2026	30	31,619
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	120	124,390
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	100,665
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	70	72,843
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2026	45	46,498
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	440	451,768
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	50	51,736
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	206,657
Georgia (State of) (Bidding Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2026	20	20,666
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2026	30	30,401
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2026	30	30,999
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2026	100	100,961
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2030	30	30,703
Georgia (State of) Municipal Electric Authority (Project One), Series 2016 A, Ref. RB	5.00%	01/01/2028	25	25,457
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	70	72,163
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	30	31,016
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	50	50,649
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	10	10,130
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	115	118,870
Henry County School District, Series 2016, GO Bonds	4.00%	08/01/2028	15	15,144
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	172,718
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	75	77,527
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	50	51,614
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	35	36,129
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	50	50,806
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	4.00%	10/01/2038	60	59,912
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	102,504
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2026	25	25,912
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	65	66,967
				2,267,424
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-1.00%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	$65	$ 66,243
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2026	40	40,458
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	75	75,328
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2032	50	45,575
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	77,469
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2030	25	25,738
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	190	195,697
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	88,005
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	430	426,393
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	103,535
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2035	5	5,135
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2036	5	5,129
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	590	610,685
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	45	46,244
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2026	60	61,658
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2026	5	5,133
				1,878,425
Illinois-5.32%
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2030	175	179,566
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	100,432
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	300	303,074
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2026	20	20,461
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2028	80	81,453
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	10	10,190
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2030	60	61,113
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	220	223,803
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	50	50,799
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	260	263,923
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	100	101,386
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	1,075	1,114,217
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	190	196,057
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	251,514
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	25	25,227
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	139,538
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	41,093
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	100	102,710
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	20	20,575
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2031	500	514,256
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	145	146,861
Illinois (State of), Series 2016 C, Ref. RB	4.00%	06/15/2029	35	35,231
Illinois (State of), Series 2016 C, Ref. RB, (INS - BAM)(c)	4.00%	06/15/2028	15	15,103
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	85	84,522
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	210	210,141
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	100	102,085
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	577,636
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2033	95	93,986
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	25	25,503
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	485	494,493
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	100	98,914
Illinois (State of), Series 2016, GO Bonds	4.25%	01/01/2036	175	174,237
Illinois (State of), Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	01/01/2039	30	29,814
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2026	80	81,509
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	410,993
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	75	76,987
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2026	5	5,142
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2026	45	46,063
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	150	153,077
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	219,711
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2016 A, Ref. RB	5.00%	02/15/2045	360	362,541
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	$120	$ 120,975
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2040	55	55,574
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	55	56,730
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	55	55,879
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	1,120	1,136,243
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	60	60,269
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	170	172,391
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	285	288,934
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	275	278,751
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2026	160	163,636
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2026	105	107,386
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	75	75,294
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGM)(c)	5.00%	12/01/2046	140	142,954
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	35	35,741
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2026	30	30,635
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2026	15	15,074
				10,042,402
Indiana-1.05%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	256,233
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2026	500	513,209
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	621,892
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	25,748
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	564,141
				1,981,223
Iowa-0.07%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	46,515
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	91,835
				138,350
Kansas-0.23%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	149,893
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2031	70	70,313
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	210	219,799
				440,005
Kentucky-0.52%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	235	242,481
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	51,288
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	20	20,580
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2029	35	35,581
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2030	210	213,346
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2031	85	86,263
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2032	120	121,741
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2033	70	70,971
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	4.00%	10/01/2034	115	113,053
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	35	34,953
				990,257
Louisiana-0.47%
Louisiana (State of), Series 2016 A, GO Bonds	5.00%	09/01/2036	90	92,418
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	200	206,267
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	$250	$ 258,108
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2036	100	100,023
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	5.00%	05/15/2047	75	75,490
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	153,877
Shreveport (City of), LA, Series 2016 B, RB, (INS - BAM)(c)	4.00%	12/01/2037	5	4,920
				891,103
Maine-0.03%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB	5.00%	09/01/2026	50	51,633
Maryland-1.89%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	46,218
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	25	25,841
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	175	177,456
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	41,346
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	67,188
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	102,828
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	108,534
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	155,048
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	35	35,469
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,555,069
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	171,058
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	258,175
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2029	10	10,334
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)(a)(b)	5.00%	05/01/2026	500	514,753
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	36,136
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	103,648
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	60	62,276
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	72,304
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	19,686
				3,563,367
Massachusetts-4.13%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	165	170,492
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	10	10,300
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	40	41,149
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	50	51,434
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2026	5	5,168
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	85	87,829
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	290	298,330
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	300	300,844
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	200	205,727
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	60	61,715
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	102,767
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	110	112,360
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	154,355
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	10	10,052
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,032
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	288,932
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	105	109,264
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,180
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	15	15,511
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	25	25,840
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	75	77,276
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2040	100	98,045
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	50	51,881
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	25,832
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	240	249,386
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	20,666
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	129,520
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2026	115	117,863
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	$200	$ 206,089
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2026	75	77,283
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	30	30,593
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	100	103,532
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2026	20	20,732
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	175	178,146
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	250	251,810
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	222,414
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,201
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	1,500	1,517,147
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2036	75	75,442
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	311,495
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	255,464
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	202,974
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	50	50,441
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2035	50	51,652
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2036	10	10,318
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	40,760
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2034	400	413,392
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	4.00%	11/15/2035	200	199,119
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	250	256,921
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	71,819
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2026	65	66,689
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	20	20,673
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,168
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB	5.00%	08/01/2028	20	20,689
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	160	165,385
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	4.00%	08/01/2036	90	89,305
				7,793,403
Michigan-2.50%
Great Lakes Water Authority, Series 2016 A, RB	5.00%	07/01/2046	20	20,236
Great Lakes Water Authority, Series 2016 B, RB	5.00%	07/01/2046	20	20,244
Great Lakes Water Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	400	410,490
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2030	185	189,852
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.25%	07/01/2033	150	154,673
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2035	85	86,873
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2036	200	204,045
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	511,468
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	30	30,607
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	75	77,162
Livonia Public Schools, Series 2016, GO Bonds, (INS - AGM)(c)	5.00%	05/01/2045	45	45,474
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	50	51,475
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	10	10,089
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	117,891
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2031	40	41,142
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	115	118,063
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2033	40	41,019
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2034	$500	$ 512,525
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	04/15/2035	135	138,532
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	152,432
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	500	517,675
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2030	25	25,667
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2032	65	66,579
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	508,143
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	148,161
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	15	15,097
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	45,442
Oakland University Board of Trustees, Series 2016, RB	5.00%	03/01/2047	150	150,558
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	20	19,177
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	125	128,741
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	75	77,244
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	77,191
				4,713,967
Minnesota-1.14%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	25,584
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	500	518,925
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	88,217
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	102,643
Minnesota Public Facilities Authority State Revolving Fund, Series 2016 A, RB	5.00%	03/01/2036	1,250	1,281,065
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	84,136
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	50,616
				2,151,186
Mississippi-0.31%
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	80	82,957
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	45	46,663
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	25	25,924
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	5	5,185
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	125	129,918
Mississippi (State of), Series 2018 A, GO Bonds	4.00%	11/01/2038	100	98,113
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	200,663
				589,423
Missouri-0.53%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	33,623
Kansas City (City of), MO, Series 2022 A, Ref. GO Bonds	5.00%	02/01/2026	80	82,179
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	41,150
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	56,907
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,236
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2028	25	25,634
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	75	76,920
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	15	15,341
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	56,215
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	15	14,898
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	25	24,095
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	190	195,820
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	20	20,759
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point), Series 2015 A, Ref. RB	3.75%	01/01/2036	5	4,898
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	25	25,066
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	$75	$ 75,088
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,092
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	95	94,655
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	100	100,801
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds(a)	5.00%	02/01/2026	15	15,345
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	20	20,506
				1,000,228
Nebraska-0.15%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2028	60	61,231
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	222,861
				284,092
Nevada-0.67%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	150	155,513
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2032	20	20,071
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2034	40	40,172
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	45	46,370
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	250,071
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	25,513
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	97,714
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2037	75	76,880
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	200	204,587
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	90	91,683
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	75	76,301
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2026	25	25,290
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	90	92,658
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	50	51,457
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2032	5	5,129
				1,259,409
New Hampshire-0.02%
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	30	30,353
New Jersey-3.91%
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	135	139,219
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	150	154,459
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.25%	06/15/2026	25	25,047
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	85	88,188
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	4.75%	12/15/2026	15	15,472
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	445	467,044
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	335	345,885
New Jersey (State of) Economic Development Authority, Series 2023 RRR, Ref. RB	5.00%	03/01/2026	555	567,789
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	148,516
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2026	1,000	1,028,490
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2032	5	5,000
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	5.00%	07/01/2033	10	10,222
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	100	101,694
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	65	66,669
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	170	174,082
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	45	46,002
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	283,383
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2035	310	308,478
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	$230	$ 235,260
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2029	50	51,101
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	210	210,721
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	300	306,308
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	200	203,975
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	590	610,212
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	165	169,485
New Jersey (State of) Turnpike Authority, Series 2005 D-3, RB, (INS - AGM)(c)	5.25%	01/01/2026	250	255,168
New Jersey (State of) Turnpike Authority, Series 2005 D-4, RB, (INS - AGM)(c)	5.25%	01/01/2026	1,020	1,040,886
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2033	30	30,518
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	244,054
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2035	15	15,254
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2038	35	35,826
				7,384,407
New Mexico-0.13%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	246,427
New York-15.05%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,039
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	100	96,013
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	185	166,100
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,190
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	20,628
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2026	85	87,273
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	164,525
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	500	507,988
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	362,958
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	60	60,988
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	65	67,666
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	15	15,569
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	30	31,093
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	15,462
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	20	20,616
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	770,447
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	5	5,156
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	77,355
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	145	142,825
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	165,349
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	300	310,005
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,000	1,028,319
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	200	203,372
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2051	100	101,347
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2026	65	65,884
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,189
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	101,189
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	45	46,476
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	45	45,639
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	46,283
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	195	198,051
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	384,213
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	100	102,116
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	66,323
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	56,075
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	25,444
New York (City of), NY, Series 2016 C, Ref. GO Bonds	4.00%	08/01/2035	10	9,843
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	130	134,265
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	25,655
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	51,258
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	$35	$ 35,001
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	2,000	2,065,620
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	80	82,625
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	80	82,625
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	153,940
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	10	10,328
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	555	558,897
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	20	20,495
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	45	46,029
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	80,169
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2034	125	123,970
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	25	24,606
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	508,528
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2046	1,000	1,022,647
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	412,281
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, RB	5.00%	06/15/2028	175	180,993
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	215	221,953
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2028	105	108,596
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	415	426,981
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	120	123,172
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	75	75,039
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2037	30	29,924
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2026	245	249,649
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	35,549
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	10,214
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	40	40,742
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2035	100	101,776
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2036	105	104,646
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	200	202,363
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	25	25,145
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2035	100	102,290
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	31,124
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2026	465	482,419
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	435	451,295
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	30	30,778
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	256,938
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	655	673,590
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	205,425
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2034	1,105	1,134,509
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	250,289
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	357,443
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2035	185	188,664
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	195	198,264
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2038	40	40,605
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	253,581
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	135	137,914
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2033	5	5,027
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2034	500	502,603
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2036	450	452,094
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	30	31,065
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	55	55,917
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	265	269,385
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2026	5	5,172
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2029	50	51,214
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2029	25	25,765
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	100	102,705
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2032	90	92,663
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	$40	$ 41,014
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	395	405,248
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	20	20,514
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2034	50	51,480
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	10	10,241
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	15	15,266
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	213,059
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2026	35	35,771
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	50	51,884
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2026	100	102,752
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,290
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	35	35,771
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	15	15,430
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	140	143,463
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	61,971
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	155	159,438
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2031	35	35,994
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2033	110	113,075
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	45	46,177
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	35	35,916
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	10	10,259
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	36,056
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	129,107
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	15	15,452
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,141
New York (State of) Dormitory Authority (Bidding Group B), Series 2016 A, RB	5.00%	03/15/2031	455	467,407
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	320	332,696
New York (State of) Dormitory Authority (General Purpose), Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	70	72,638
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	275,394
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB	5.00%	03/15/2028	225	232,131
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2031	40	41,184
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	350	360,357
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	150	154,378
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2039	55	54,936
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	140	143,239
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	20,670
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2035	15	15,257
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2041	5	5,055
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,265	1,274,721
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	200	201,113
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	250	252,939
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	25,603
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	150	153,528
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	150	153,529
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB	5.00%	11/15/2046	150	152,396
New York State Environmental Facilities Corp., Series 2016 A, Ref. RB	4.00%	06/15/2036	100	100,152
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2028	35	36,017
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2029	55	56,544
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2030	30	30,783
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2032	225	230,781
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	580	595,970
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	95	97,782
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2029	30	30,624
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	137,434
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	215	218,802
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	40,163
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	$10	$ 10,286
New York State Urban Development Corp., Series 2016, Ref. RB	5.00%	03/15/2026	40	41,131
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	20	20,566
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	75	77,121
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	512,908
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	500	506,320
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	100	102,194
				28,408,945
North Carolina-0.78%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	50	52,043
North Carolina (State of), Series 2013 C, Ref. GO Bonds	5.00%	05/01/2026	45	46,370
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	30,950
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	90	92,869
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	70	72,131
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	325	335,360
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2026	30	30,913
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2026	45	46,370
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	66,718
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	15,564
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	56,131
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	25,890
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	151,936
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	35,673
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2028	100	102,512
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2029	50	51,210
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	250	250,720
				1,463,360
Ohio-1.99%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	145	149,025
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	100	100,868
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2026	25	26,133
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	100	102,797
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	25,665
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,041,224
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	139,357
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2026	505	519,660
Columbus City School District (Construction and Improvement), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	102,700
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	25	25,894
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	36,294
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	95	97,960
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	45	45,177
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	50,314
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	71,903
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	15	15,536
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	5,168
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	100	102,359
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	125	127,827
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2033	15	15,364
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2034	30	30,679
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	50	51,205
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2026	5	5,119
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	45	46,316
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2026	10	10,294
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	65	66,913
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	337,827
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2032	200	205,595
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	5	5,203
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	06/01/2026	$45	$ 46,399
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	25	26,015
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	126,500
				3,759,290
Oklahoma-0.59%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	51,425
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,293
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	15,522
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	45	46,294
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	600,897
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2037	190	193,413
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	170	171,961
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,417
				1,115,222
Oregon-0.89%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	25	25,132
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	80	82,444
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	40	41,262
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	101,851
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	30,854
Oregon (State of) Facilities Authority, Series 2016 A, Ref. RB	5.00%	10/01/2035	15	15,198
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	100	100,460
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2017 A, RB(a)(b)	5.00%	09/01/2026	1,000	1,035,060
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	163,061
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	25,781
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	60,330
				1,681,433
Pennsylvania-4.30%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	4.00%	11/01/2032	105	105,207
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	102,302
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	45	45,537
Erie (City & County of), PA Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	65	67,482
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	142,006
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	50	51,565
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2016 A, Ref. RB	4.00%	07/01/2035	600	576,351
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	87,741
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	66,532
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	10	10,040
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	35,338
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	306,834
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	200,681
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2033	20	20,062
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	02/01/2034	15	15,091
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	85	87,904
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	130	133,136
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	30,874
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2026	1,000	1,029,775
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	3.25%	08/15/2026	515	505,152
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	308,843
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	65,308
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2031	25	25,118
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	660	660,726
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2034	260	261,456
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2026	100	103,490
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	$25	$ 24,535
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	502,014
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	145	150,466
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	35	36,049
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	175	180,589
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	230	236,368
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2034	35	35,277
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2035	5	5,137
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2034	60	61,162
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	235	239,553
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	45	45,785
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	25	25,469
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	60	60,651
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	165	165,986
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2035	105	107,355
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2039	150	152,089
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2026	40	40,723
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	100	103,073
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGM)(c)	4.00%	12/01/2037	390	389,390
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	300	305,597
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	145	149,513
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2026	45	46,440
				8,107,772
Rhode Island-0.13%
Rhode Island (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	20	20,362
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	40,378
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	51,389
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	110	112,672
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	25,273
				250,074
South Carolina-0.41%
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	85	85,668
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	228,936
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	152,263
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	145	146,905
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	20	20,267
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	17,515
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	55	54,991
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	65	67,327
				773,872
Tennessee-0.94%
Clarksville (City of), TN, Series 2016, Ref. RB(a)(b)	5.00%	02/01/2026	45	46,108
Memphis (City of), TN, Series 2015 A, Ref. GO Bonds	5.00%	04/01/2026	445	450,026
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	5.00%	07/01/2026	100	101,424
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	51,237
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	103,227
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	20,526
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2026	150	154,871
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2029	35	35,860
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2031	25	25,526
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	75	76,234
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	$200	$ 201,690
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	225	226,058
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	30	30,863
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	102,983
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	35	36,327
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	30,606
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	77,176
				1,770,742
Texas-8.96%
Aledo Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	500	497,975
Allen Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	20,273
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	152,565
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	40,626
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	15	15,576
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	60	61,769
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	226,487
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	515,023
Board of Regents of the University of Texas System, Series 2014 B, Ref. RB	5.00%	08/15/2026	115	118,921
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	445	460,173
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2026	405	418,809
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	128,899
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	36,193
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	100	102,524
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	175	179,913
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,126
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2026	40	41,527
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	162,732
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	25	23,518
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	513,034
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	45	46,380
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	4.00%	12/01/2036	100	100,081
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2026	25	25,997
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	30,558
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	168,625
Eagle Mountain & Saginaw Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2033	15	15,031
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	100,993
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2032	160	160,584
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	150	153,115
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	76,905
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2026	15	15,495
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	30	30,786
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	60	61,546
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2034	55	56,300
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	15	15,342
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	95	97,025
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	41,376
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	30	31,039
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	129,128
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2026	10	10,346
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	300	301,589
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	200	205,014
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	$90	$ 93,111
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	61,827
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2026	15	15,376
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	20,455
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	145	148,297
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	190	194,258
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,230	1,257,767
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	55	54,980
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	110	112,849
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	25,039
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	45	44,675
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	25	25,556
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	150	154,380
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/01/2046	100	68,500
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/01/2051	200	137,000
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	30,834
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2035	10	10,025
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	150	152,671
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	101,811
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2031	1,105	1,124,930
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2032	10	10,182
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2036	625	636,046
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	20	20,281
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2029	20	20,357
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2031	115	117,074
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	15,244
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	45	45,746
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	120	121,974
North Texas Tollway Authority, Series 2022 B, Ref. RB	5.00%	01/01/2026	45	46,085
Pearland (City of), TX, Series 2021 B, Ctfs. of Obligations	5.00%	03/01/2030	630	642,023
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,000	1,020,419
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	36,275
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	86,947
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2033	55	55,127
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2035	50	50,077
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2026	70	71,690
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	210	215,069
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	30	30,074
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	30	30,801
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	20	20,524
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	125	125,447
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2032	50	51,231
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2026	30	30,724
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	130	131,059
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	15	15,349
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2032	20	20,445
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2033	10	10,263
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2034	20	20,505
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2036	200	204,916
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	15	14,515
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	$135	$ 137,571
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2035	125	124,624
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2028	35	35,669
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	4.00%	11/15/2034	125	124,891
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2037	20	20,279
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	250	253,677
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	70	71,775
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	270	277,644
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	254,150
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	20	20,410
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2030	260	265,790
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	143,018
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	20	20,428
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	30,530
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2026	10	10,360
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	85	88,043
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2030	40	39,939
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2032	20	19,900
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	400	394,765
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2026	10	10,297
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2026	40	41,413
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2026	50	51,651
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	100,585
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	30,155
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	500	515,667
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	76,574
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	401,528
				16,907,061
Utah-0.39%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2026	225	232,032
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	72,097
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	160	165,326
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2027	145	140,190
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	130	124,708
				734,353
Vermont-0.09%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,085
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	75	76,187
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	81,081
				162,353
Virginia-1.80%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	255	255,962
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGM)(c)	5.00%	07/01/2041	75	76,331
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	102,813
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2027	95	95,941
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	120	123,008
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	$20	$ 20,495
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2021 A, RB(a)	5.00%	07/01/2026	770	791,726
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	100	103,260
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	25	25,815
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	10	10,326
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	41,304
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	20,511
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	20	20,506
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	40	41,013
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	135	138,419
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	150	150,924
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	25,376
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	85	87,598
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	66,902
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2026	500	512,801
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2026	70	71,792
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	35,896
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	30	30,991
Virginia (Commonwealth of) Transportation Board, Series 2016, RB	5.00%	09/15/2030	230	237,188
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	80	82,443
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	231,246
				3,400,587
Washington-3.38%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	145	149,615
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	10	10,379
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	20,625
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	51,622
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	345	355,783
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	304,220
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2035	600	601,303
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	100	103,060
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	50	50,337
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2032	125	125,670
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	40	40,833
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	25	25,936
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	25	25,166
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	75	77,644
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	35	32,239
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	15,558
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	300	311,159
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	110	102,804
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2031	65	65,125
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	20	20,002
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	625	645,075
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	$45	$ 46,718
Seattle (City of), WA, Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	20	20,284
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	70	71,747
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	35,695
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	204,614
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	160	164,373
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	250	255,601
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	40	40,896
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	10	10,303
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	270	275,673
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	41,135
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	55	56,113
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	100	101,932
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	75	76,956
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	5	5,097
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	75	76,449
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	55	56,434
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	10	10,244
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	5	5,116
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	92,363
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2033	45	46,173
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2028	395	407,207
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2030	25	25,710
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2032	280	287,301
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2034	50	51,304
Washington (State of) (Bid Group 1), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2026	695	703,598
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	70,369
				6,373,560
Wisconsin-1.78%
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2026	40	41,034
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2029	1,500	1,539,891
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	206,297
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	60	61,770
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	128,805
Wisconsin (State of) Department of Transportation, Series 2015 1, Ref. RB	5.00%	07/01/2026	70	71,049
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2026	85	87,743
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	20,645
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	24,792
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	25	24,610
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	240	235,820
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	100,189
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	350	354,710
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	35	34,644
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2039	325	310,995
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	25	25,480
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	$65	$ 65,687
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	30	30,187
				3,364,348
TOTAL INVESTMENTS IN SECURITIES(e)-97.46% (Cost $187,036,100)				183,963,758
OTHER ASSETS LESS LIABILITIES-2.54%				4,796,911
NET ASSETS-100.00%				$188,760,669

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $205,500, which represented less than 1% of the Fund’s Net Assets.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.13%
Alabama-0.93%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$25	$ 25,805
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	4.00%	09/01/2027	70	71,416
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	78,804
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2027	25	26,268
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	78,804
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	410	432,321
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	75	78,174
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	65	67,751
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	155,264
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	260	264,418
				1,279,025
Alaska-0.08%
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	4.00%	10/01/2037	100	100,013
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	5.50%	10/01/2042	10	10,429
				110,442
Arizona-1.09%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	100	105,369
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	100	103,178
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	80	81,960
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	105	107,483
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	225	230,340
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	10	10,495
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	210	218,457
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	41,274
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	5	5,201
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2036	25	25,970
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	315	328,094
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	90	92,792
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	144,238
				1,494,851
Arkansas-0.04%
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	50	51,252
California-18.60%
Adelanto Public Utility Authority (Utility System), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2039	130	135,636
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2034	1,155	1,218,596
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2036	200	206,851
Anaheim Union High School District, Series 2018, GO Bonds	4.00%	08/01/2042	100	99,313
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(a)(b)	5.00%	04/01/2027	35	36,784
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	9,481
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	25	26,192
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	125	126,343
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	10	10,087
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	145	146,193
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2032	185	186,514
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2033	65	65,494
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2034	75	75,411
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	290	291,174
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	30	29,683
California (State of), Series 2017, GO Bonds	5.00%	11/01/2027	20	21,102
California (State of), Series 2017, GO Bonds	5.00%	08/01/2031	425	444,906
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	25	25,354
California (State of), Series 2017, GO Bonds	5.00%	11/01/2035	30	31,487
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	160	165,435
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2027	$250	$ 250,814
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	15	15,467
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	800	844,083
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	80	83,736
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	305	320,381
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	633,168
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	60	63,009
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	25	25,354
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	65	68,036
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	200	201,518
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	385	402,857
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2035	5	5,248
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2036	50	50,238
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2036	20	20,950
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	150	150,806
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2037	15	15,077
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	50	52,345
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	415	433,749
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	180	189,665
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	363,511
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	79,133
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	263,074
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	1,000	1,056,529
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	25	26,129
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	100	103,980
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	45	46,401
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)(b)	5.00%	12/01/2027	15	15,976
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	150	159,300
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	50	53,029
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	253,960
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	600	607,288
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	435	460,268
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	50	52,679
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	50	52,612
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	40	41,883
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	48,558
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2032	25	26,372
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2033	70	73,763
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	100	105,301
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	250	260,073
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	500	480,229
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	203,949
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	40	42,150
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	175	183,879
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	30	31,443
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	30	31,552
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	10	10,520
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	200	200,109
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	150	150,946
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	$45	$ 46,314
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	5	5,250
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	40	41,479
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)(b)	5.00%	10/01/2027	15	15,878
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2029	235	246,254
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2027	10	10,541
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	40	42,039
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	445	467,191
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	150	157,403
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	65	68,087
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	75	78,192
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	55	57,245
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	185	191,868
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2051	270	276,565
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	15	15,861
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	65	68,202
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	60	63,149
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	125	121,577
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	26,332
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	45	47,355
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	157,568
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2035	65	68,237
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	100	103,661
El Monte Union High School District, Series 2021 B, GO Bonds	4.00%	06/01/2046	110	108,178
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	185,079
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	87,964
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	73,294
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	100	105,352
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	67,165
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	150	148,646
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	150	153,995
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	54,692
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	104,706
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	31,637
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	350	361,202
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	200	205,759
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	309,632
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	155,917
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	35	36,522
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	75	78,120
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	26,004
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	100	105,254
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	60	61,460
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	210	219,032
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	208,139
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	175	184,351
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	10,549
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	35	36,705
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	5	5,275
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	275	289,454
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	160	168,358
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	55	57,873
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	15	15,784
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	55	57,873
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	43,420
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	10	10,555
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	156,084
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(c)	4.00%	10/01/2040	15	14,875
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	$15	$ 15,864
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	25	26,404
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2031	35	36,887
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	75	78,860
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2033	50	52,571
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	210,004
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	250	248,282
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	75,687
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2045	50	49,041
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	45	47,530
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	10	10,562
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2027	50	53,337
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	25	25,611
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	46,531
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	340	332,605
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	500	514,492
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	45	46,940
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	10	10,601
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2030	40	42,363
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	155	152,358
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	200	189,161
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2034	15	13,730
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2036	250	254,150
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	500	504,266
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	92,879
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	10,308
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	80	83,632
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	200	209,073
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	100,571
Santa Ana College Improvement District #1 Rancho Santiago Community College District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2041	50	49,720
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	285	299,834
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	500	525,212
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	19,948
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	65	64,327
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2027	40	41,784
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	133,790
University of California, Series 2017 AV, RB	5.00%	05/15/2036	15	15,635
University of California, Series 2017 AV, RB	5.00%	05/15/2042	425	439,867
University of California, Series 2017 AV, RB	5.25%	05/15/2042	250	260,831
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	88,706
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	55	55,863
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	30	31,291
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	5	5,215
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	375	387,906
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	130	127,812
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	361,065
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	102,878
				25,524,270
Colorado-0.80%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	215	220,274
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	91,197
Board of Trustees of the Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	100	101,691
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	45	47,496
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2027	45	47,496
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	$25	$ 25,675
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	4.00%	11/01/2036	15	15,163
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	42,204
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	145	150,934
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	102,355
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	10	10,517
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2027	35	36,917
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2027	30	31,767
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2042	105	106,655
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	30	30,309
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	30	31,358
				1,092,008
Connecticut-1.53%
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	71,695
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	95	97,813
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	30	29,418
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,569
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	130	136,561
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	250	262,442
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	20,877
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2027	500	507,061
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	40	42,072
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	20	20,282
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	100	104,977
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2027	15	15,787
Connecticut (State of), Series 2022 F, Ref. GO Bonds	5.00%	11/15/2027	155	163,127
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	30	31,442
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	45	47,098
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	25	26,128
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	175	177,980
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2027	25	25,700
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	140	147,271
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	50	51,662
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	103,132
				2,098,094
Delaware-0.04%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2040	10	9,667
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	40	41,993
				51,660
District of Columbia-2.44%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	500	520,933
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	80	83,276
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	156,087
District of Columbia, Series 2017 A, Ref. GO Bonds	4.00%	06/01/2036	5	5,061
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	180	186,562
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2033	20	20,278
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2034	65	65,918
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	300,650
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	10	10,331
District of Columbia Water & Sewer Authority, Series 2017 B, RB	4.00%	10/01/2044	495	488,766
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	15	15,689
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	20	20,916
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	110	114,589
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2031	540	562,240
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	622,193
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	175	178,989
				3,352,478
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-3.51%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	$60	$ 62,362
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,280
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2037	530	549,860
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2038	15	15,459
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2039	165	169,877
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2027	10	10,469
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	290,946
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	103,245
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	41,323
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	46,315
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	250	261,972
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2033	200	202,669
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	50	52,447
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2017, RB	5.00%	03/01/2047	110	110,312
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	75	78,113
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	45	46,930
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	50	51,998
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	150	155,856
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2035	70	72,731
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2029	410	427,257
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	110	114,593
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2032	40	41,500
Miami (City of) & Dade (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	20	20,522
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	150	153,658
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2040	140	140,168
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	31,466
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	47,286
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	20	20,279
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	50	52,395
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	318,451
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	20	21,055
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	25	25,678
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	205,464
South Broward Hospital District, Series 2017, Ref. RB	4.00%	05/01/2032	50	50,145
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	80	82,878
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	30	30,966
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2033	15	15,028
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	20	20,464
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	255	239,098
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	310,045
Volusia (County of), FL Educational Facility Authority (Embry-Riddle), Series 2017, Ref. RB	5.00%	10/15/2047	110	111,531
				4,813,091
Georgia-1.48%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(c)	5.50%	11/01/2027	65	67,550
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(c)	5.75%	11/01/2027	45	48,440
Atlanta (City of), GA, Series 2017 A, Ref. RB	5.00%	11/01/2032	90	94,820
Atlanta (City of), GA, Series 2017 A, Ref. RB	5.00%	11/01/2038	10	10,460
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	40	42,151
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	90	94,746
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2031	10	10,536
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2032	40	42,142
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2033	55	57,942
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2034	10	10,534
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2035	15	15,793
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	57,218
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2027	$30	$ 31,459
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	200	201,513
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	10	10,125
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	390	404,568
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	562,583
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	10,428
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	125	130,372
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	30,730
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	35	36,656
Gwinnett (County of), GA Development Authority, Series 2017, Ref. RB	5.00%	07/01/2040	20	20,512
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	40	42,037
				2,033,315
Hawaii-0.66%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	240,722
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	36,633
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	190	191,394
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	60	62,248
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2036	15	15,077
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	52,685
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	20	20,888
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	60	63,247
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	210	219,009
				901,903
Idaho-0.08%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	70	73,195
Idaho State Building Authority, Series 2017 A, RB(a)(b)	4.00%	09/01/2027	30	30,607
				103,802
Illinois-6.55%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	207,908
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2029	5	5,154
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2030	500	519,689
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2033	600	622,196
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2035	150	156,166
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2036	5	5,202
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2027	125	128,616
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2027	15	15,297
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	90	92,764
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	5	5,153
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	310	319,329
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2038	125	128,331
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	10	10,241
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	245	250,100
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	115	116,673
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	320	323,718
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	105,504
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	205	206,537
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	210	210,593
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	12/01/2027	100	102,494
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	50	51,690
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2027	55	56,764
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	36,131
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	100	103,706
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	85	88,150
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	25	26,219
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2027	150	152,627
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	$100	$ 103,036
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2031	250	250,317
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2032	20	20,028
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	51,824
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2032	500	517,937
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	365	378,414
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	470	488,327
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	45	46,409
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	120	123,206
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	30	30,727
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	4.00%	02/15/2033	545	545,744
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	3.75%	02/15/2034	230	219,694
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	150	153,148
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	145,890
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2030	20	20,673
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	95	98,253
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2031	30	31,037
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2033	25	25,837
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2034	225	232,518
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2036	75	77,274
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	4.00%	01/01/2027	45	45,567
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	85	88,150
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	600	590,721
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	25,437
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	200	207,761
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	140,239
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	45	46,663
Macon County School District No. 61 Decatur, Series 2020 C, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2040	200	195,552
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	35	36,218
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	10	10,092
				8,993,645
Indiana-0.39%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	165	170,538
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2029	120	125,211
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	5.00%	11/01/2032	15	15,624
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2033	15	15,055
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2034	55	55,203
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	80	82,590
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	25	26,069
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	41,254
				531,544
Iowa-0.31%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	71,944
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2027	250	262,805
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	80	83,677
				418,426
Kansas-0.29%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	5	5,277
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	50	52,773
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	10	10,089
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	75	77,845
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	250	253,159
				399,143
Kentucky-0.52%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	151,776
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	$20	$ 20,132
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	135	132,151
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	50	48,945
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	240	247,582
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	15	15,498
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	30	30,928
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2027	70	71,873
				718,885
Louisiana-0.92%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	50	51,306
Lafayette (Parish of), LA School Board, Series 2018, RB(a)(b)	5.00%	04/01/2027	25	26,095
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	103,294
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	120	125,472
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2030	135	140,968
Louisiana (State of), Series 2017 C, Ref. RB	5.00%	05/01/2040	20	20,638
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	100	105,198
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2030	75	77,544
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2031	120	124,013
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	70	72,284
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2037	40	41,067
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	150	151,092
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2037	5	4,868
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	70	70,296
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGM)(c)	5.00%	12/01/2041	150	153,801
				1,267,936
Maryland-2.64%
Baltimore (City of), MD (Wastewater), Series 2017 A, RB	5.00%	07/01/2046	500	510,577
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	10	10,435
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	20	21,031
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	15,674
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	26,288
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	145	151,087
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	15,719
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	109,521
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	90	94,044
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	620	651,946
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	125	131,537
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	20	20,999
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	40	40,302
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	145	152,785
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	70	72,353
Maryland (State of) Health & Higher Educational Facilities Authority (Goucher College), Series 2017 A, Ref. RB	5.00%	07/01/2044	135	130,158
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	110	111,414
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	3.75%	07/01/2036	230	224,318
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	4.00%	07/01/2039	15	14,899
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	25	26,394
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	200	204,286
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	$110	$ 105,679
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2027	640	672,503
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2030	15	14,271
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	100	94,116
				3,622,336
Massachusetts-3.40%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	50	52,527
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,507
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,309
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	20	20,617
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	300	315,222
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	190	198,099
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2034	555	577,830
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	5	5,192
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	150	154,143
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	200	204,131
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	90	93,113
Massachusetts (Commonwealth of), Series 2017 B, GO Bonds	5.00%	04/01/2037	60	62,302
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	40	42,199
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	45	47,283
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	70	73,569
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	10	10,125
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	40	42,257
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	200	206,899
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	30,849
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	41,082
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	205	215,401
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	70	72,927
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	150	157,171
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	30	31,607
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	75	77,362
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2027	500	527,020
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	800	827,021
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	474,983
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	30	31,719
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(c)	5.25%	08/01/2027	25	26,567
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	20	21,040
				4,661,073
Michigan-0.99%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	25	25,753
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	167,266
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	185,083
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	30	31,653
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	125	130,380
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	245	253,642
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	125	128,689
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	145	149,925
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2036	65	65,030
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	85	88,250
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	30	31,372
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2017 A, RB	5.00%	12/01/2047	100	102,036
				1,359,079
Minnesota-0.93%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	31,149
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	$20	$ 20,754
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	20	20,751
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	73,758
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2032	640	677,616
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	50	52,685
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	15	15,764
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	310,019
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	10	10,523
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	20	21,046
Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	20,098
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	15	15,735
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	10	10,485
				1,280,383
Mississippi-1.04%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	10	10,537
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	160	168,075
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	20	21,010
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	89,290
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	50	52,524
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	25	26,221
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2030	1,010	1,057,808
				1,425,465
Missouri-0.23%
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,455
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	25	26,278
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	207,552
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	60	63,447
				317,732
Nebraska-0.21%
Douglas (County of), NE (Creighton University), Series 2017, Ref. RB	5.00%	07/01/2047	70	70,836
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	78,807
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	25,517
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	110	114,790
				289,950
Nevada-1.14%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	100,636
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	50	51,780
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	990	1,031,087
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	50	50,358
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	25	26,164
Clark County School District, Series 2017 C, Ref. GO Bonds	4.00%	06/15/2037	50	49,315
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	60	62,839
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	193,106
				1,565,285
New Hampshire-0.04%
New Hampshire (State of) Health and Education Facilities Authority (Concord Hospital Trust), Series 2017, RB	5.00%	10/01/2047	55	55,253
New Jersey-3.20%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(c)	5.00%	03/01/2037	100	102,657
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	700	731,489
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	228,671
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	259,406
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	275	278,262
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	104,661
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	101,745
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2034	50	47,715
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	$20	$ 20,646
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	5.00%	06/15/2027	60	63,068
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	200	203,511
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	104,872
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	78,763
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	15	15,742
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	120,299
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	4.00%	07/01/2035	15	15,135
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	45	47,192
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	26,246
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2031	500	525,085
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	20	20,990
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	10	10,461
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	20	20,907
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,486
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	4.00%	07/01/2038	100	100,504
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	24,361
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	19,874
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	210	216,830
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	33,093
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2052	185	187,108
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	100	101,560
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	145	148,525
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	60	62,899
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2029	35	36,177
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2030	50	51,677
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2031	10	10,337
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2032	65	67,204
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2033	50	51,609
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB	5.00%	01/01/2034	15	15,458
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	25	25,970
Newark (City of), NJ Housing Authority, Series 2017, Ref. RB	4.00%	01/01/2037	100	100,189
				4,391,384
New Mexico-0.59%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2027	25	26,093
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	20	20,947
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2035	20	20,066
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2036	135	135,234
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2027	500	523,278
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	80	83,724
				809,342
New York-17.49%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	46,378
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	150	152,840
Build NYC Resource Corp. (Manhattan College), Series 2017, Ref. RB	5.00%	08/01/2047	235	233,859
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	101,510
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	205	212,925
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	120	124,535
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	100	103,774
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2036	25	25,277
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2037	5	5,177
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	$855	$ 881,402
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	460,620
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	500	510,838
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	250	255,571
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	101,907
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	215,216
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	125	130,242
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	115	119,747
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	260	268,116
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	105	109,427
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2034	5	5,210
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	50	52,492
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	10	10,556
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2032	50	52,358
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2033	170	178,061
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	309,326
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	103,889
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	70	73,534
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	135	138,118
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	80	83,778
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	35,954
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	140	146,870
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	130	136,540
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	120	125,939
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	45	40,006
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	250	259,514
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	1,000	963,696
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	250	258,394
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	314,721
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	468,945
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	429,768
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	70	72,809
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	15	15,582
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	4.00%	06/15/2039	115	113,615
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2029	100	104,073
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	140	145,437
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	25	26,206
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	155	150,111
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	200	208,031
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	265	278,407
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	25,842
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	150	154,387
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	256,930
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	250	256,527
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	5	5,132
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	1,015	1,039,454
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	140	145,030
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2032	40	41,457
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	280	290,248
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	85	85,421
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	36,461
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	125	129,907
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	36,172
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	20	20,102
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	20	20,594
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	42,507
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	200	203,771
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	210	216,975
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	103,287
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2037	325	325,480
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	$100	$ 103,715
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2035	50	51,470
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	25	26,312
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2032	615	633,421
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	15	15,585
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	4.00%	07/15/2036	55	54,580
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	120	126,295
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2027	75	78,935
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	25	26,312
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	35,523
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2029	40	41,539
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	15	15,535
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	30	31,020
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	30	31,005
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	36,131
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	120	123,746
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	700	721,035
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	30	31,356
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2029	125	129,330
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	310	319,573
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	02/15/2035	130	131,453
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	45	46,745
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	90	93,430
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	130	134,648
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	36,372
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	1,000	1,030,435
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	15	15,629
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	229,148
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	203,551
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	50	52,315
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	40	41,826
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2041	150	154,779
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	290	298,825
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	4.00%	08/01/2043	350	339,213
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	41,982
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	35,089
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	100,770
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(c)	5.75%	07/01/2027	95	98,456
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2042	600	617,092
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	31,531
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	260	271,061
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2041	1,000	1,039,687
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	35	36,771
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	175	181,661
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	15	15,556
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	95	98,459
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	80	82,858
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	5	5,142
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	25	26,265
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	206,808
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	175	180,936
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	$225	$ 232,681
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2034	5	5,209
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	154,867
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	230	239,508
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	185,594
New York State Urban Development Corp., Series 2017, Ref. RB	5.00%	03/15/2029	35	36,234
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(c)	4.00%	10/15/2027	90	91,930
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	10,406
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	10	10,196
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	55	57,247
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	75	78,172
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	215	224,125
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	215	223,438
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	175	181,460
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	60	62,194
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	90	93,007
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	175	180,420
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	105	110,287
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	10	10,275
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	20	21,095
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2027	445	465,700
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	5	5,274
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	15	15,822
				24,003,037
North Carolina-1.18%
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2027	500	525,519
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	70	72,726
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	40,530
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2027	80	82,297
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	50	52,376
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	530	553,646
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	85	89,219
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2027	70	73,327
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	45	47,138
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2027	25	26,188
North Carolina (State of) Municipal Power Agency No. 1, Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,396
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	15	15,388
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	20	20,896
				1,619,646
North Dakota-0.36%
Cass County Joint Water Resource District, Series 2024 A, Ref. RB	3.45%	04/01/2027	500	494,272
Ohio-2.51%
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2047	100	100,407
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	10	10,127
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2027	30	30,512
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	15	15,785
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	80	83,724
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	500	487,095
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.50%	02/15/2052	125	126,469
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	210	213,041
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	134,806
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	21,029
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	35	36,853
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	110	115,600
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	10,467
Ohio (State of), Series 2019 A, GO Bonds(a)(b)	5.00%	05/01/2027	70	73,426
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	46,825
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	125	132,147
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	25	26,234
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	$40	$ 41,927
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	65	68,674
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2027	350	366,863
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	30	31,454
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2029	10	10,453
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	20,917
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2030	25	26,088
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	620	647,167
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	5	5,283
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	240	243,747
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	35	37,002
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	285,681
				3,449,803
Oklahoma-0.47%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	25	25,213
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	30	31,007
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	20	20,397
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	20	20,786
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	70	70,540
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2039	325	325,586
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	50	51,965
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	99,461
				644,955
Oregon-0.89%
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	130	134,328
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	20	20,917
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	70	72,962
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	15	15,635
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	55	57,247
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	55	56,863
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	73,188
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	104,320
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	41,885
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(a)(b)	4.00%	07/01/2027	50	50,952
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	40	41,647
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	130	135,141
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	102,396
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	101,821
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,065
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	30	31,465
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	155	160,116
				1,226,948
Pennsylvania-4.58%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2027	100	104,938
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2029	15	15,691
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	15	15,404
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	100	103,784
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	25	26,522
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	$60	$ 61,222
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	70	71,497
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	160	166,509
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2035	10	10,402
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	70	72,776
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2047	35	35,670
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	275	277,956
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	20	20,604
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	93,226
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	80	79,980
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2034	55	57,234
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	41,268
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	99,970
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	255	265,087
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2027	215	224,878
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	103,081
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	90	94,380
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	30	31,562
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	3.38%	11/15/2033	75	70,491
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2034	55	55,054
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	450	429,491
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	08/15/2033	10	10,352
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	100	102,037
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	185	190,237
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	25	26,112
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	40	41,640
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	85	92,113
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	15,436
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,358
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	200	205,627
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	155	160,402
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	165	170,259
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2033	300	311,335
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2034	35	36,593
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2035	280	292,642
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	10	10,445
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	300	300,868
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	135	140,643
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	220,440
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	95	96,701
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	85	86,646
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	51,473
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2032	160	166,232
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2033	25	25,892
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2034	85	88,154
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	100	103,621
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	08/01/2035	50	52,177
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2031	125	129,929
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2041	30	30,803
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	50,160
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2036	210	210,258
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2037	30	29,965
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	$100	$ 100,962
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	50,106
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	25	25,599
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2036	15	15,531
				6,285,425
Rhode Island-0.14%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	102,548
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	60	62,991
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	25	25,196
				190,735
South Carolina-0.38%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	35	35,160
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	10,052
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	375	360,409
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	50	51,730
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	51,661
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	5	5,185
				514,197
South Dakota-0.18%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	28,264
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	215	219,393
				247,657
Tennessee-0.64%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	160	161,098
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	92,528
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	460	471,308
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	50	50,631
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	30	31,486
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	25	26,287
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	45	45,291
				878,629
Texas-7.47%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2027	150	156,204
Aldine Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	120	124,099
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	15	15,703
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	60	61,806
Bexar (County of), TX, Series 2018, Ctfs. of Obligation	5.00%	06/15/2042	100	102,317
Bexar (County of), TX Hospital District, Series 2018, Ctfs. of Obligation	5.00%	02/15/2048	75	75,731
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	100	105,063
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	270	280,048
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	35	36,772
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	75	76,463
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	100	102,724
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	153,767
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2033	500	519,177
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	200	209,753
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	104,478
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	46,848
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	129,968
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	$250	$ 262,346
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	180,938
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	100	104,442
Harris County Cultural Education Facilities Finance Corp. (Teco), Series 2017, Ref. RB	5.00%	11/15/2031	65	67,964
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	65	63,558
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2027	115	117,801
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	67,262
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	119,120
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	52,505
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	1,000	1,031,066
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	85	86,975
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	400	415,118
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	500	514,941
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	75	75,793
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	101,871
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	20	20,528
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	114,463
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2037	100	97,545
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	85	85,083
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2033	150	149,790
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	30	30,965
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	180	182,078
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2034	405	406,413
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2035	100	100,288
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2036	40	40,088
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	31,472
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	312,956
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	143,156
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	255,476
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	156,337
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	300	308,759
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	65	67,341
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	105	108,775
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	80	82,869
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	175	181,291
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	5	5,180
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	15	15,540
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	25,611
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	25	26,091
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,020
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	25	25,008
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	100	95,887
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	194,198
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	837,475
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	100	103,937
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	280	293,568
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	26,106
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	125	130,010
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2030	25	26,065
				10,257,990
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.27%
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	$80	$ 84,073
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	75	78,154
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	150	157,656
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(c)	5.25%	06/15/2027	50	52,058
				371,941
Virginia-2.38%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	30	31,122
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	98,505
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	46,155
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	4.00%	07/15/2029	100	102,219
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	360	373,371
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	51,228
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	110	113,266
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	105	109,219
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2027	250	260,044
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 C, RB	4.00%	02/01/2033	195	195,762
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	75	78,013
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	15	15,561
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	20	20,755
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	15	15,603
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	60	62,411
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	62,937
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2031	90	91,155
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	45	47,250
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2027	500	524,995
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	30	31,439
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	25	26,313
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	70	73,518
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	25	25,323
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	150	151,708
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	130	135,841
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2027	500	526,794
				3,270,507
Washington-3.17%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	540	563,583
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	36,975
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	95	99,416
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2033	150	156,215
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	99,564
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	36,682
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	30	31,471
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	60	62,942
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	40	40,569
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	101,661
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	103,720
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	$80	$ 83,601
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	70	71,431
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	103,977
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	50	52,458
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2035	150	151,537
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	55	57,561
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	61,260
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	201,109
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	40	41,766
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	50	51,934
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	50	51,753
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2040	10	10,296
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	153,998
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	20,994
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	235	246,021
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	210	218,952
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	62,363
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	10	10,402
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	25	25,940
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	82,023
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	163,641
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	560	587,823
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	70	73,091
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	30	31,160
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	100	104,121
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	25	26,242
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	25	26,030
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2027	35	36,096
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	30	31,416
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	25	25,380
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	151,981
				4,349,155
West Virginia-0.03%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	45	47,169
Wisconsin-1.32%
Fond Du Lac (County of), WI, Series 2019 A, GO Notes	3.00%	03/01/2029	130	123,427
Middleton-Cross Plains Area School District, Series 2019 A, GO Bonds	3.25%	03/01/2036	100	91,871
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	20,908
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	70	72,992
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2029	260	270,448
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2030	40	41,614
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	245,670
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	4.00%	11/01/2034	35	35,458
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	215	225,034
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	150	157,001
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2029	70	73,223
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	450	454,646
				1,812,292
TOTAL INVESTMENTS IN SECURITIES(d)-98.13% (Cost $137,460,285)				134,677,410
OTHER ASSETS LESS LIABILITIES-1.87%				2,568,010
NET ASSETS-100.00%				$137,245,420

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.21%
Alabama-0.58%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	$100	$ 107,104
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	30	31,141
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	45	46,414
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority), Series 2018 B, RB	5.00%	07/01/2043	300	304,283
Jefferson County Board of Education, Series 2018, Revenue Wts.	5.00%	02/01/2046	100	102,257
				591,199
Alaska-0.02%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	20	21,272
Arizona-1.66%
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2019, RB	5.00%	11/01/2044	10	10,286
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	50	48,750
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017 A, RB	5.00%	01/01/2041	250	255,731
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	53,144
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	159,372
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	50	52,873
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	55	58,078
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	460	482,619
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	20	20,765
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	25	26,358
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	100	105,339
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	25	26,316
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2036	175	184,144
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	175	183,776
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2038	15	15,714
				1,683,265
Arkansas-0.15%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	31,574
Little Rock (City of), AR, Series 2022 A, GO Bonds	3.88%	02/01/2043	125	124,801
				156,375
California-15.75%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	15	15,976
Brentwood Union School District (Election of 2016), Series 2018, GO Bonds	4.00%	08/01/2048	190	185,863
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	77,546
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(a)	5.00%	02/01/2028	5	5,296
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	109,790
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	100	104,954
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	110	117,790
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	45	47,836
California (State of), Series 2019, GO Bonds	5.00%	11/01/2031	55	58,544
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	260	276,731
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	45	47,794
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	500	531,049
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	75	80,311
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	225	239,435
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	75	79,751
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	212,512
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	60	63,713
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	235	251,995
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	150	160,623
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	90	96,240
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	50	53,692
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	$215	$ 228,351
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	25	25,750
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	30	31,889
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	261,158
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	60	64,952
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	30	32,476
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	20	20,524
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	10	10,586
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)(c)	5.00%	01/01/2028	10	10,652
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)(c)	5.00%	01/01/2028	130	138,478
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2018, RB	5.00%	10/01/2031	80	85,137
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	30	32,087
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	115	122,211
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2017, Ref. RB	5.00%	01/01/2028	200	210,958
California (State of) Infrastructure & Economic Development Bank (The Broad) (Sustainability Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,454
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	250	262,081
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	125	129,879
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	248,253
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	45	46,948
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	25	24,631
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(b)(c)	5.00%	10/01/2027	5	5,293
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2028	90	94,484
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	25	26,765
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2028	5	5,338
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	150	147,468
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	250	257,755
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	50	53,717
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	205,368
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	156,809
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	06/01/2048	150	156,507
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	75	73,850
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	20	20,931
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	60	58,987
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	20	21,080
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	59,359
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	250	244,544
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	150	147,468
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	65	69,600
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	55	58,953
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	20	21,056
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	290	302,001
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	30	32,156
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	35	36,393
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	$25	$ 26,581
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	35	36,835
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	170	178,775
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	265	280,913
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	420	440,951
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	30	31,922
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	10	10,593
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	140	146,294
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	103,314
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	20	21,033
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB	5.00%	07/01/2037	60	63,603
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB	5.00%	07/01/2038	50	53,016
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2032	15	16,051
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	25	26,599
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	20	21,439
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	15	16,093
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	58,968
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	55	58,323
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	225	236,622
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2028	10	10,715
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	157,711
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	40	42,767
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	45	48,113
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	135	144,338
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	15	16,038
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	75	80,188
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	1,035	1,097,326
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	35	37,109
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	10	10,598
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	25	26,425
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	10	10,479
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	225	237,186
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	20	21,383
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	150	146,358
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2043	100	104,419
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	130	129,372
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	78,377
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGM)(a)	5.00%	09/01/2047	25	25,959
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(a)	5.13%	09/01/2028	45	48,582
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	213,114
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	150	152,831
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	130	139,705
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	25	26,866
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2028	25	26,866
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2028	55	59,612
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	130	136,305
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	280	298,749
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGM)(a)	5.25%	07/01/2028	40	43,337
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	35	37,497
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	70	74,999
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	20	20,627
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	50	53,556
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	90,139
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	197,043
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	25	25,533
San Lorenzo Unified School District, Series 2021, GO Bonds	4.00%	08/01/2047	80	79,767
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	$150	$ 157,685
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	195,160
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	100	57,282
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	21,144
Sierra Joint Community College District (Election of 2018), Series 2019, GO Bonds	4.00%	08/01/2049	20	19,719
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	102,068
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	75	78,457
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	45	46,385
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	10	10,290
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	15	15,969
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	185	196,350
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	30	31,838
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	35	37,164
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	45	47,778
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	31,801
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	680	712,938
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	125	130,364
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	65	68,181
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2035	5	5,303
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2036	40	42,442
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	70	74,268
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	125	132,408
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2039	50	52,831
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	275	288,114
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	85	83,358
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	175	182,379
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	45	45,489
				15,926,857
Colorado-2.29%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	60	65,676
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	31,991
Board of Governors of Colorado State University System, Series 2017 F, Ref. RB	4.00%	03/01/2045	250	239,893
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	150	158,811
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	65	68,799
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	80	84,183
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	205	213,919
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	180	183,343
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	23,507
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2028	25	26,269
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2028	10	10,515
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,541
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	30	32,170
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	90	93,184
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	120	128,385
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	30	32,011
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	30	32,367
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	117,483
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2031	55	58,753
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	15	16,006
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	80,023
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	5	5,339
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	100	106,928
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	100	102,766
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	65	66,806
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	50	51,389
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	5.00%	06/01/2028	$45	$ 47,923
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	230	230,946
				2,319,926
Connecticut-2.26%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	41,864
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	40	42,666
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	30	31,881
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	595	627,030
Connecticut (State of), Series 2018 E, GO Bonds	4.00%	09/15/2036	350	351,819
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	20	21,181
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	105,637
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	15	15,826
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	234,894
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	10	10,597
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	120	128,169
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	97,022
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	122,259
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	35	36,684
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	60	62,806
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	155	161,318
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	25	26,430
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	65	68,397
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	103,854
				2,290,334
Delaware-0.16%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	40	42,400
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	10	10,600
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	100	106,680
				159,680
District of Columbia-1.18%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	50	53,339
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	10	10,654
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2032	55	58,484
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	26,517
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	340	364,078
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	25	26,482
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2048	10	10,104
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	83,132
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	206,136
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	128,835
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	135	141,234
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	75	79,823
				1,188,818
Florida-2.43%
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2028	55	58,415
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	85	87,425
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2028	145	154,116
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2028	30	31,863
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	100	106,535
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2028	30	31,941
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	40	42,609
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	200	202,613
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	10	9,717
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	89,089
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	10	10,413
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	35	36,315
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	75	78,867
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	100	104,500
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	$25	$ 26,259
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	15	15,749
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	41,758
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	119,069
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	820	848,696
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	30	31,808
Pasco (County of), FL School Board, Series 2018 A, COP, (INS - BAM)(a)	5.00%	08/01/2043	20	20,986
South Broward Hospital District (South Broward Hospital District Obligated Group), Series 2018, RB	4.00%	05/01/2048	20	18,804
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	35	36,391
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	153,264
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	104,166
				2,461,368
Georgia-2.19%
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	30	31,605
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	10	10,424
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	790	830,222
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	30	32,040
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	55	58,771
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	25	26,685
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	25	25,576
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	184,859
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	50	53,399
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	165,768
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	30	32,040
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2028	30	32,040
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(a)	4.75%	06/01/2028	40	40,126
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	400	412,956
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	200	202,709
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	53,190
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	25	25,672
				2,218,082
Hawaii-0.78%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	25	26,042
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	90	94,344
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	180	189,655
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	10	10,542
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,541
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,241
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	120	126,578
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	63,474
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	85	90,789
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	160	169,536
				790,742
Idaho-0.02%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.00%	03/01/2037	15	15,343
Illinois-3.40%
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2033	55	57,578
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	30	31,509
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	20,835
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	53,204
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	145	147,037
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	70	70,927
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	125	129,559
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	15	15,705
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	10	10,472
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2033	20	20,928
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	$70	$ 73,167
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	91,276
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	55	57,721
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	50	52,577
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2031	70	73,620
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	126,112
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	540	566,710
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2028	30	31,398
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	400	413,316
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(b)(c)	4.25%	01/01/2028	245	252,196
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	75	78,780
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	10	10,377
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	100	106,458
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	165	172,087
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	261,382
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	130	135,229
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	140	147,816
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	15	15,837
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2037	85	88,404
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2038	25	25,933
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	15	15,442
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	15	15,270
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2028	30	31,437
University of Illinois, Series 2018 A, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2043	35	33,463
				3,433,762
Indiana-0.64%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	70	74,521
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	184,272
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	150	157,422
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	195	206,984
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	20	21,187
				644,386
Iowa-0.06%
Iowa (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2032	20	21,203
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	40	41,977
				63,180
Kansas-0.02%
Lawrence (City of), KS ( (Lawrence Memorial Hospital), Series 2018 A, Ref. RB	5.00%	07/01/2043	20	20,305
Kentucky-0.61%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	120	124,833
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2036	200	209,427
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(a)	5.00%	05/01/2034	180	189,393
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	88,904
				612,557
Louisiana-0.16%
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	50	53,487
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	75	79,406
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	24,318
New Orleans (Port of), LA Board of Commissioners, Series 2018 A, RB, (INS - AGM)(a)	5.00%	04/01/2048	5	5,071
				162,282
Maine-0.06%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	60,948
Maryland-2.56%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	50	52,997
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	4.00%	02/15/2032	20	20,285
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2030	$10	$ 10,651
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	195	207,528
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	203,175
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2033	5	5,079
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	340	363,073
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	26,044
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	80	83,821
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2028	250	257,309
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	63,681
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	50	53,393
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	85	89,414
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	73,736
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	15	16,031
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2028	35	37,406
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	100	103,636
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	150	154,307
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2028	5	5,326
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2028	10	10,723
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2028	60	64,339
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	85	87,485
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	120	123,782
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	100	106,709
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	106,362
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	15	16,006
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	65	69,361
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	140	149,019
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	25	26,751
				2,587,429
Massachusetts-4.09%
Lincoln (Town of), MA, Series 2019, GO Bonds	4.00%	03/01/2049	150	143,717
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	55	58,652
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	74,105
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	15	15,794
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	84,220
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	40	42,197
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	10	10,533
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2028	75	79,981
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	35	36,976
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	225	236,974
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	58,494
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	223,340
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	214,464
Massachusetts (Commonwealth of), Series 2021, RB	5.00%	06/01/2041	745	777,031
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2028	170	182,294
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	25,776
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	20	21,597
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	269,084
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	226,359
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	252,295
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	50	52,559
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	70	73,483
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2034	20	20,980
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	$40	$ 39,710
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2041	500	484,791
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	96,097
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	194,316
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	20	20,747
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	100	103,735
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	21,234
				4,141,535
Michigan-1.13%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	100,675
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	90,178
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	125	134,022
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	500	514,875
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	150	152,824
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	10	10,075
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	30	31,304
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	104,365
				1,138,318
Minnesota-1.60%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	240	242,950
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	300	284,351
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	150	160,946
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	40	41,535
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	10	10,318
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	150	154,760
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	25	26,656
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	190	203,639
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	175	185,705
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	26,492
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	106,626
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	133,282
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	35	37,369
				1,614,629
Mississippi-0.51%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	35	36,766
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	85	86,981
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2039	150	147,062
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2040	5	4,851
Mississippi (State of) Development Bank (Hinds County), Series 2018, RB	5.00%	03/01/2048	155	157,961
West Rankin Utility Authority, Series 2018, RB(b)(c)	5.00%	01/01/2028	80	84,632
				518,253
Missouri-0.34%
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	87,163
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	45	47,315
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	125	131,449
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	20	19,036
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	55	56,009
				340,972
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-0.27%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	$250	$ 241,520
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	20	21,297
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	10	10,589
				273,406
Nevada-1.45%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	40	42,452
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	130,405
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	60	63,444
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	21,147
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	10	10,574
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	100	105,461
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	10	10,649
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	60	63,891
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	100	106,433
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	125	133,002
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	15	15,935
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2039	5	5,002
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	106,287
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	250	258,072
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2037	10	10,005
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2038	75	74,748
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	120	124,172
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	50	53,171
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	85	88,901
Washoe County School District, Series 2018, GO Bonds, (INS - BAM)(a)	4.13%	10/01/2048	45	43,176
				1,466,927
New Hampshire-0.07%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	35	37,545
New Hampshire (State of) Health and Education Facilities Authority (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2041	35	36,140
				73,685
New Jersey-6.48%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	295	312,916
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2028	275	283,617
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(b)(c)	5.00%	12/15/2028	350	376,047
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2043	15	15,465
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	15	15,778
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	1,025	1,076,720
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	21,009
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	103,645
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2032	35	36,846
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2034	265	278,810
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	110	116,978
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	25	26,395
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	60	60,748
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	560	589,275
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	500	526,086
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	145	152,545
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2036	115	120,600
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	35	36,967
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2035	240	252,455
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2036	105	105,071
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	225	231,402
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2050	10	10,166
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2031	30	31,637
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	25	26,319
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2038	$205	$ 213,940
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	207,827
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	30	31,668
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	15,817
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	20	20,970
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	85	89,107
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	25	26,194
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	235	246,175
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2034	70	70,927
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2034	80	83,606
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	105	106,052
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	85	87,486
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	180	188,727
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2032	25	26,194
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2033	10	10,476
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2034	30	30,397
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2035	25	25,250
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	140,438
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2037	10	10,382
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	117,150
				6,556,280
New Mexico-0.32%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	25	26,517
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	120	127,504
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	120	127,498
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	25	26,562
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2028	15	15,937
				324,018
New York-20.61%
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	55	58,803
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	50	53,431
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	75	80,082
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	35	37,189
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	15	15,884
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	205	219,509
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2031	750	802,599
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2034	5	5,108
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	5.00%	11/15/2029	25	26,204
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	4.00%	11/15/2034	75	74,999
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	5.00%	11/15/2034	60	62,923
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	4.00%	11/15/2037	15	14,702
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	180	188,958
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	209,824
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	50	52,451
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	73,341
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	115	115,133
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	355	353,288
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	115	112,668
Monroe County Industrial Development Corp. (Rochester Schools Modernization)), Series 2018, RB	5.00%	05/01/2032	60	63,751
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	25	26,420
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	52,741
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	85	88,030
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2028	5	5,371
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	30	32,025
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	175	185,071
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2032	15	15,846
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	30	31,689
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2034	200	211,092
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	105	110,828
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	$165	$ 173,847
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2038	5	5,237
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	175	186,489
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	55	57,308
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	15	15,775
New York (City of), NY, Series 2018 E-1, GO Bonds	3.25%	03/01/2033	10	9,592
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	26,005
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	175	186,244
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	350	373,975
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	95	101,104
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	10	10,657
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	500	530,135
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2034	5	5,297
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	45	47,544
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	80	84,064
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	250	262,563
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	70	73,337
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	10	9,593
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	41,661
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	220	231,425
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	300	315,332
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	25	26,026
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	100	103,760
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	248,076
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2030	20	21,122
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	15	15,811
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	70	73,306
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	165	172,356
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	30	31,471
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2037	25	25,272
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	275	284,357
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	180	186,758
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-2, RB	5.00%	06/15/2030	5	5,316
New York (City of), NY Transitional Finance Authority, Series 1998 A-1, RB	5.00%	11/01/2028	15	16,047
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2028	10	10,422
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	30	31,609
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	65	68,433
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	95	99,861
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	40	41,816
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	30	31,297
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	240	231,382
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	5	5,237
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	20	20,847
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	165	169,324
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	205	210,069
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2030	10	10,525
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2033	10	10,450
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	385	402,163
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2038	110	110,085
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	165	172,733
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2036	25	26,313
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	55	57,213
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	85	87,228
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	30	31,406
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	400	416,097
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	175	187,210
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	75	80,233
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2028	175	187,210
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	100	106,749
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	10,655
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	$90	$ 95,121
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	10	10,557
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	25	26,339
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	55	57,359
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	500	519,837
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2035	145	153,075
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	180	189,643
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	55	58,330
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	190	202,822
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	235	247,326
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	100	105,016
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	115	120,173
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2035	25	26,115
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	110	114,657
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	125	130,030
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	95	100,396
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	25	25,047
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	50	52,753
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	15	15,795
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	30	32,028
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	200	210,632
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	75	75,736
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	70	74,521
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	120	125,401
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	126,730
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	155,754
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	80	85,154
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	21,381
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	100	106,276
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	100	104,502
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2031	35	36,901
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2032	15	15,810
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2033	10	10,535
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	50	52,672
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	5	5,225
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	300	317,926
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	230	243,876
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	400	413,689
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	25	26,470
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2032	50	52,476
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2033	10	10,486
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2034	100	104,743
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2035	25	26,175
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	315	331,811
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	50	52,632
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	255	268,571
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	325	342,190
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2036	200	211,774
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	70	73,942
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	425	446,438
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	240	251,417
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	25	26,043
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	15	15,595
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	157,119
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	161,066
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	95	98,360
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	103,435
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	261,904
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	5	5,196
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	235	249,101
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	$50	$ 53,278
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	10	10,680
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2028	15	16,141
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	30	31,737
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	95	100,424
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	10	10,572
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	60	63,389
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	28,264
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	20	21,205
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	60	63,618
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2028	10	10,688
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	52,243
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	40	42,557
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	155,029
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	5	5,344
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	206,048
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	45	47,370
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	110	115,459
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	85	88,984
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	135	140,970
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	105	108,875
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	50	51,747
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	140	147,672
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2028	155	164,282
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	70	74,992
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	215	230,333
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	190	203,550
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	5	5,171
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	325	335,627
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	10	10,300
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	150	140,437
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2034	10	10,596
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	160	169,486
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	25	26,429
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	10	10,611
				20,849,581
North Carolina-1.41%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	215	229,702
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	400	427,590
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	40	42,723
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2034	20	21,327
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2028	5	5,342
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2028	25	26,795
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	25	26,102
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2030	30	32,017
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2031	250	266,534
North Carolina (State of), Series 2018 A, GO Bonds	3.00%	06/01/2034	20	18,454
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	85,352
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	212,856
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	15	15,246
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	15	15,234
				1,425,274
Ohio-2.09%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	62,784
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	10	9,884
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Allen (County of), OH (Mercy Health), Series 2017 A, Ref. RB	5.00%	08/01/2042	$45	$ 46,031
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2028	25	26,953
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	125	129,542
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	15,646
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	120,946
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	26,762
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2031	40	42,727
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	30	32,034
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2033	10	10,673
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	26,680
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2028	60	64,235
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	155,046
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	31,063
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	30	25,283
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	20	19,879
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	69,507
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	25	26,733
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	80	85,962
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	50	52,527
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	50	52,519
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	45	47,202
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	345	347,666
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	30	31,654
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	15	15,648
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	25	26,454
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	165	173,894
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	30	31,590
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	85	89,345
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	165	174,515
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	35	37,274
				2,108,658
Oregon-0.45%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	10	10,656
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	5	5,172
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	10	10,571
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2028	50	53,243
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	125	132,452
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,460
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	25	26,409
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	25	25,330
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	55	57,940
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	108,080
				456,313
Pennsylvania-4.04%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	140,172
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	31,052
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	19,441
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	55	50,746
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	150	151,140
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	150	155,216
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	4.00%	04/01/2038	150	141,860
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	$20	$ 21,081
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	20	21,055
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	103,319
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	133,686
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(a)	5.50%	08/01/2028	25	26,668
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	26,751
Erie Sewer Authority, Series 2018 B, Ref. RB, (INS - AGM)(a)	4.00%	12/01/2041	30	29,600
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	5	4,562
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	100	99,306
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	250	259,071
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2037	15	15,156
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(a)	4.00%	03/01/2033	10	10,013
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(a)	4.00%	03/01/2034	20	20,320
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(a)	3.75%	03/01/2039	415	397,911
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(a)	4.00%	03/01/2035	20	20,359
Pennsylvania (Commonwealth of), First Series 2018-1, GO Bonds	5.00%	03/01/2032	25	26,368
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	212,327
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	400	414,889
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	25	26,718
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	60	61,494
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	200	196,677
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	10	10,320
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	300	308,967
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	150	154,483
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	365	377,427
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	67,179
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	150	157,956
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	191,901
				4,085,191
South Carolina-0.76%
Columbia (City of), SC, Series 2018, RB(b)(c)	5.00%	02/01/2028	20	21,186
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	30	31,949
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	35	36,166
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	253,385
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	114,092
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	100	103,463
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	100	106,873
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	100	101,346
				768,460
Tennessee-0.57%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	160	165,194
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	4.00%	07/01/2040	80	75,824
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2028	35	35,850
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	115	122,613
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2032	75	79,811
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2033	10	10,110
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2036	50	50,270
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	35	37,027
				576,699
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-9.42%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2028	$55	$ 58,120
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	13,156
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(a)	5.00%	02/15/2043	15	15,405
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	90	91,789
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	100	101,953
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2037	5	5,045
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	102,465
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	151,279
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	10	10,657
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	26,445
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2048	145	149,813
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	35	35,419
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2032	15	15,172
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2028	20	21,615
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	45	48,167
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	21,163
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	175	183,857
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	20,809
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	5	5,013
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	200	199,913
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	41,657
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	65	66,077
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	60	63,348
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	300	313,387
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	205	211,405
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	40	41,036
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	510	538,360
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	15	15,801
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	155	155,280
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	113,927
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2028	500	531,647
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	53,026
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	40	42,428
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2033	10	10,524
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	190	199,526
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	25	26,024
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	220	229,025
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	57,257
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	156,609
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	23,741
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	60	61,578
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	180	183,498
Nacogdoches Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	100	102,534
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	106,647
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	140	145,706
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	25	25,943
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	15	15,478
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	90	92,274
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2035	55	57,501
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	25	26,092
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	300	300,397
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	$55	$ 57,963
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	600	630,762
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	30	32,229
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2028	30	31,945
San Antonio (City of), TX, Series 2015, Ref. RB	3.13%	02/01/2028	75	71,516
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	160	170,858
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	195,776
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	30	31,750
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	150	158,774
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	79,302
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	55	55,625
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	466,932
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	25	23,759
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	240	255,564
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	105	111,649
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	80	81,017
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2036	1,050	1,059,026
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	85	89,559
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	225	232,615
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	75	79,849
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2028	250	254,663
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	35	36,359
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	15	15,641
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2036	15	15,786
				9,523,907
Utah-0.36%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2028	20	21,250
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	20	20,451
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	77,699
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	100	97,033
Utah (State of) Transit Authority, Series 2018, RB	4.00%	12/15/2034	145	146,742
				363,175
Virginia-1.16%
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(b)(c)	5.50%	01/01/2028	150	161,408
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	280	287,539
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	15	15,921
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	60	63,345
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	25	26,251
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	75	79,181
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	105	110,854
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	145	154,665
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	70	74,666
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	199,713
				1,173,543
Washington-3.03%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	135	144,763
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	50	52,659
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2034	85	89,575
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	40	42,439
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	55	57,925
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2033	40	42,140
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	60	63,229
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	$130	$ 136,159
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	40	42,578
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	145	154,344
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	75	78,553
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	75	77,106
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	100	105,793
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	70	75,044
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,058
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	214,334
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	47,165
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	170	178,181
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	25	26,584
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	240	255,161
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	45	47,828
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	30	31,833
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	150	157,887
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	85	89,912
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2036	55	58,030
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	60	63,003
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	20	20,934
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	190	198,015
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	70	74,750
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	10	10,679
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	134,748
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2032	20	20,699
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2033	140	144,528
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	110,491
				3,062,127
West Virginia-0.80%
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	90	95,251
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	25	26,445
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	75	79,360
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	155	163,228
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	57,643
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2040	150	156,742
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	35	36,513
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	40	41,925
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	105	106,189
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	40	41,446
				804,742
Wisconsin-0.27%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	25,574
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	55	58,515
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	$160	$ 167,261
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	25	26,591
				277,941
TOTAL INVESTMENTS IN SECURITIES(d)-98.21% (Cost $101,788,216)				99,331,744
OTHER ASSETS LESS LIABILITIES-1.79%				1,809,567
NET ASSETS-100.00%				$101,141,311

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.50%
Alabama-0.25%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	$100	$ 108,823
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	100	72,761
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	45,615
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2035	25	25,312
				252,511
Arizona-1.01%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	115	125,164
Arizona (State of) Industrial Development Authority (NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(b)	5.00%	06/01/2054	50	50,949
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	30	31,996
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2029	35	37,778
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	160	169,334
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	350	358,099
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	18,596
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	125	131,147
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2029	20	21,091
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2029	60	64,439
				1,008,593
Arkansas-0.15%
El Dorado Special School District No. 15, Series 2023 A, Ref. GO Bonds	5.00%	02/01/2050	150	153,270
California-17.33%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(c)	5.00%	10/01/2029	70	76,870
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	30	32,716
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	237,021
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	1,000	1,079,796
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	81,629
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	825	894,947
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	30	32,321
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	1,050	1,138,903
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	150	161,385
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	295	303,841
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	355	381,537
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	300	304,247
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	40	42,884
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	130	140,177
California (State of), Series 2021, GO Bonds	5.00%	10/01/2029	500	544,191
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2029	15	16,326
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2029	10	10,870
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2029	250	271,747
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2029	5	5,442
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	350	381,426
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	34,754
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2031	50	54,719
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2034	165	179,960
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	75	81,397
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	20	21,882
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	25	27,384
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	10	10,938
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	35	38,262
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	90	99,162
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	105	114,536
California (State of) Health Facilities Financing Authority (Marshall Medical Center), Series 2020 A, Ref. RB, (INS - Cal-Mortgage)(b)	4.00%	11/01/2040	45	45,013
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	385	419,165
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	$500	$ 527,373
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	130	135,582
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	80	86,852
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	15	16,281
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	50	54,263
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2034	220	238,730
California State University, Series 2019 A, RB	5.00%	11/01/2039	200	215,299
California State University, Series 2019 A, RB	5.00%	11/01/2040	100	107,162
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	105,010
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	210,772
Etiwanda School District (Election of 2016), Series 2020 A, GO Bonds	4.00%	08/01/2049	100	99,870
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	35	34,479
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	75	79,512
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2029	10	10,886
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	290	318,862
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	50	54,969
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	100	109,633
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2031	10	10,997
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2035	150	164,732
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	80	87,403
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	30	32,988
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	110	119,234
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	240	259,262
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	115	123,571
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	65	69,220
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	105,121
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	104,416
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	126,802
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	35	37,828
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	270	291,553
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	45	47,822
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2032	95	103,349
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2037	15	16,176
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	265	280,407
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	25	27,289
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	100	104,342
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2029	15	16,374
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	15	16,388
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	35	38,204
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	45	49,054
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	145	153,508
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	78,618
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	40,104
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	185	201,216
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	95	102,788
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	4.00%	07/01/2033	30	31,059
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2029	210	228,407
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	30	32,630
Martinez Unified School District (Election of 2016), Series 2021, GO Bonds, (INS - AGM)(b)	4.00%	08/01/2051	25	24,879
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	95	103,934
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2030	10	10,875
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	60	64,644
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	250	267,693
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	170,639
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	115	121,914
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	$150	$ 146,089
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	115	122,181
Norwalk-La Mirada Unified School District, Series 2019 D, GO Bonds	4.00%	08/01/2048	100	97,973
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	15	16,245
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	55	59,306
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	150	160,283
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2029	10	10,931
Pleasant Valley School District, Series 2021 B, GO Bonds	4.00%	08/01/2046	100	99,702
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2029	35	38,467
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGM)(b)	5.00%	09/01/2042	250	269,260
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	55	59,445
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	100	107,691
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	50	54,188
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2038	20	21,612
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	120	129,306
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2029	50	55,090
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2029	10	10,987
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2049	15	14,910
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	120	128,744
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	295	310,756
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2029	125	136,570
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2029	10	10,898
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	95	102,505
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	150	156,487
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	105	109,657
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2029	5	5,442
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2033	45	48,960
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2038	200	215,006
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2029	25	27,402
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2029	20	21,922
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	250	246,356
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	70	71,801
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	100	98,245
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	40	43,486
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	220	239,343
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2031	15	16,318
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	10	10,544
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	10	10,334
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2029	5	5,441
University of California, Series 2023 BQ, RB	5.00%	05/15/2029	190	206,768
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2029	5	5,441
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	40	41,277
				17,279,792
Colorado-3.00%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	50	54,376
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	55	59,906
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	31,891
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2029	50	54,196
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	30	32,518
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	5.00%	11/15/2037	45	47,926
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2038	30	29,748
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2029	50	53,009
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	100	105,831
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	10	10,591
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	$50	$ 52,947
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2035	55	58,194
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2036	70	73,891
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2031	65	68,790
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	55	58,271
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	30	31,772
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2034	15	15,884
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2035	15	15,871
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2036	260	274,453
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2037	30	31,504
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2038	45	46,998
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	105	109,378
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	320	327,128
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2029	25	26,605
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	30	31,939
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	110	117,050
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	150	159,661
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	60	63,887
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2039	55	57,843
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	200	213,655
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	190	206,863
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	75	81,510
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	60	65,225
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2029	5	5,387
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	25	26,628
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	275	289,325
				2,990,651
Connecticut-1.68%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	37,279
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	150	161,377
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	750	803,659
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	150	160,739
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	45	48,137
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	132,359
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,365
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	50	53,578
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	55	59,214
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	25	25,751
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	20	20,538
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	20	20,539
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	75	81,574
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	60	65,288
				1,675,397
Delaware-0.29%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	10	10,779
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	60	65,050
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	125	128,726
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	80	86,777
				291,332
District of Columbia-3.01%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	25	27,021
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	405	438,422
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	108,175
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	20	21,605
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2033	50	53,890
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2034	25	26,884
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2035	90	96,593
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	$30	$ 31,977
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2038	10	10,620
District of Columbia, Series 2019 A, GO Bonds	4.00%	10/15/2040	150	150,066
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	135	141,601
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	30	32,321
District of Columbia, Series 2019 A, RB	5.00%	03/01/2031	30	32,620
District of Columbia, Series 2019 A, RB	5.00%	03/01/2032	40	43,461
District of Columbia, Series 2019 A, RB	5.00%	03/01/2033	10	10,834
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	260	281,133
District of Columbia, Series 2019 A, RB	5.00%	03/01/2035	165	178,064
District of Columbia, Series 2019 A, RB	5.00%	03/01/2036	20	21,545
District of Columbia, Series 2019 A, RB	4.00%	03/01/2037	15	15,277
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	220	220,169
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	29,014
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2031	100	108,887
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2032	25	27,180
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	145	156,875
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	150	161,606
District of Columbia, Series 2020, RB	5.00%	12/01/2029	70	75,724
District of Columbia, Series 2020, RB	5.00%	12/01/2032	20	21,560
District of Columbia, Series 2020, RB	5.00%	12/01/2033	10	10,779
District of Columbia, Series 2020, RB	5.00%	12/01/2034	60	64,618
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	35	38,155
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2029	50	53,721
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	4.00%	10/01/2037	135	134,984
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	165	178,194
				3,003,575
Florida-2.84%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	5	3,689
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2038	175	186,891
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	50	53,211
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	115	122,050
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	70	70,394
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	100	107,839
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	50	51,820
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2037	45	47,578
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	85	89,058
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(b)	5.00%	07/01/2029	60	64,587
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2029	40	43,276
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2029	40	43,276
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	135	146,173
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	15	11,310
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	130	140,760
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	77,021
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	3.00%	10/01/2029	40	37,923
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	105	109,230
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	103,634
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	151,314
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2029	35	37,261
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2033	5	5,253
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	65	68,148
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	150	152,810
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2044	25	24,530
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	195	189,223
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	5	5,175
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	107,922
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	157,665
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Polk County School District, Series 2019, RB	5.00%	10/01/2033	$100	$ 107,932
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB, (INS - NATL)(b)	6.00%	10/01/2029	165	187,368
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	125	127,759
				2,832,080
Georgia-2.21%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(b)	5.75%	11/01/2029	10	11,226
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2035	70	75,336
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2036	45	48,342
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2029	40	43,648
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	125	135,346
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	50	38,240
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2029	30	32,453
Fayette County Public Facilities Authority, Series 2024, RB	5.00%	07/01/2029	25	27,155
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	154,814
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	106,987
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2029	15	16,285
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2029	15	15,587
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2029	5	5,172
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	210	228,289
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	15	16,285
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2029	95	103,141
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2032	50	54,077
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	30	32,527
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	60	65,285
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	206,533
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	145	149,934
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	100	100,603
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	30	32,080
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	200	216,292
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	250	260,680
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2039	25	24,363
				2,200,680
Hawaii-0.87%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	26,883
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2031	150	160,293
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2033	10	10,685
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	64,105
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	90	96,132
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	191,477
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2039	20	21,188
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	26,248
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	25	26,798
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2029	155	168,515
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	25	26,665
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2029	25	26,900
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2029	15	16,140
				862,029
Idaho-0.20%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	70	74,613
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	123,635
				198,248
Illinois-5.50%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	106,876
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	267	269,218
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	20	21,160
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	$340	$ 330,894
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	365	374,759
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	140	143,537
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(b)	5.00%	01/01/2029	15	16,057
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,352
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	210,807
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2029	15	16,193
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	50	52,280
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2029	120	127,631
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2029	90	95,239
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	5.00%	11/01/2031	175	185,846
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2034	25	24,879
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2035	50	49,677
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2036	75	74,172
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2033	50	53,903
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	95	102,402
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2036	190	204,387
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	220	235,757
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds), Series 2019, RB	4.00%	07/01/2038	170	171,285
Illinois (State of) Finance Authority (University of Illinois at Urbana), Series 2019, RB	5.00%	10/01/2049	105	105,429
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	540	550,966
Illinois (State of) Regional Transportation Authority, Series 2004 A, RB, (INS - AGM)(b)	5.75%	06/01/2029	75	81,910
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	60	64,294
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	725	754,928
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2031	20	21,172
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	50	53,348
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	02/01/2029	145	152,096
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2029	110	115,097
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2031	5	5,396
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	105	108,193
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	365	379,859
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	75	79,695
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	130	120,817
				5,480,511
Indiana-1.05%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	50	54,071
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	150	154,409
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	35	36,836
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	85	90,905
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	50	53,000
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	45	47,569
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	5.00%	02/01/2036	330	351,112
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	150	154,725
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	102,901
				1,045,528
Iowa-0.64%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	70	75,465
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	20	21,568
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2033	105	113,076
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	25	26,872
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018 B, Ref. RB	5.00%	02/15/2048	400	404,997
				641,978
Kansas-0.10%
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	100	101,828
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.17%
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	$10	$ 10,164
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	150	154,896
				165,060
Louisiana-0.52%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(b)	4.00%	12/01/2036	125	126,195
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(b)	4.00%	12/01/2037	30	30,243
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	190	201,631
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	10	10,609
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	106,092
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2029	35	38,062
				512,832
Maryland-2.22%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	104,610
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	120	115,943
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,355
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2035	20	20,415
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	80	86,320
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	510	550,295
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	15	15,952
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	125	135,700
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	32,370
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	100	108,560
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	95	103,060
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2029	95	103,154
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	55	59,721
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2019 A, Ref. RB	5.00%	10/01/2049	140	143,739
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	60	64,907
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	107,432
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2029	100	108,979
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2029	5	5,185
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	20	20,779
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	145	157,412
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	85,547
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	5	5,132
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	20	20,478
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2029	10	10,693
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	21,753
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2029	10	10,842
				2,209,333
Massachusetts-4.26%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	42,322
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	275	297,761
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	75,149
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2032	25	26,842
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	60	64,186
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	10	10,628
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2039	5	5,292
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	370,348
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	168,077
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	25	26,103
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	20	21,598
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	140	151,967
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	80	86,153
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2029	25	27,069
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	125	136,029
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2029	$45	$ 48,846
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2029	10	10,855
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2029	20	21,509
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	385	418,437
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	400	415,640
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	20	21,753
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(b)	5.50%	07/01/2029	25	27,861
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	110	116,359
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	120	126,613
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB(a)(c)	4.00%	06/01/2029	100	102,772
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	45	49,123
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	26,229
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	595	622,778
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	115	123,729
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	105	112,949
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	60	64,536
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	15	16,108
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	40	43,171
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(b)	5.25%	08/01/2029	25	27,585
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2033	5	5,412
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	55	59,541
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	265	276,232
				4,247,562
Michigan-1.72%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(b)	5.25%	05/01/2029	80	86,727
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	95	102,586
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	40	41,940
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	150,580
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	80	87,027
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	350	374,210
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2035	180	180,883
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2036	115	115,194
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2038	180	176,868
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	385	398,885
				1,714,900
Minnesota-1.25%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2029	110	119,917
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	25	26,801
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	25	27,035
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	85	91,865
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	70,020
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	300	322,521
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	37,260
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	250	271,244
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	55	59,688
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	125	127,799
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	93,977
				1,248,127
Mississippi-0.14%
Mississippi (State of), Series 2019 B, GO Bonds	5.00%	10/01/2033	80	86,237
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-(continued)
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2036	$25	$ 25,174
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	25	25,058
				136,469
Missouri-0.36%
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	75	76,663
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2029	75	78,803
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	35	37,450
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	50,944
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2036	110	117,675
				361,535
Nebraska-0.49%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	15,880
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2031	15	16,066
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2032	115	122,930
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	310	330,891
				485,767
Nevada-0.80%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	130	140,002
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	30	32,395
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	105	113,014
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2032	85	91,067
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	37,495
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2029	40	43,194
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	50	53,816
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	35	37,498
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2034	5	5,332
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	100	106,373
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2042	10	10,429
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2029	50	54,023
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	70	72,613
				797,251
New Jersey-3.37%
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	26,178
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	235	253,011
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	220,821
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(b)	5.50%	09/01/2029	100	109,981
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2033	250	267,590
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2034	510	545,810
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2039	30	31,636
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	260,005
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2031	35	37,430
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2033	20	21,378
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2034	20	21,374
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2029	40	42,879
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2032	10	10,690
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	233,650
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	158,724
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2033	100	107,029
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	290	304,338
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(b)	5.25%	01/01/2029	120	130,144
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	555	574,686
				3,357,354
New Mexico-0.74%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	200	215,640
New Mexico (State of) Hospital Equipment Loan Council), Series 2019 A, RB	5.00%	08/01/2044	310	319,929
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	190	205,079
				740,648
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-18.11%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	$100	$ 107,612
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB	4.00%	11/01/2044	140	137,050
Long Island (City of), NY Power Authority, Series 2003 C, RB, (INS - AGC)(b)	5.25%	09/01/2029	40	43,398
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2029	10	10,703
Metropolitan Transportation Authority, Series 2019 C, RB	5.00%	11/15/2038	80	84,569
Metropolitan Transportation Authority, Series 2019 C, RB	5.00%	11/15/2042	100	104,464
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2043	10	10,447
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2044	100	104,323
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2029	15	16,291
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	150	145,073
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2038	5	5,065
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	40	42,275
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	175	189,184
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	20	20,172
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	231,895
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	245	265,475
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	75	81,101
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2035	10	10,812
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	35	37,886
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2037	25	25,474
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2039	150	151,215
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	1,100	1,185,449
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	140	150,615
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	30	31,527
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	32,095
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	75	80,157
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	10	10,687
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2033	95	101,426
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2034	200	213,416
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	30	32,302
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2029	5	5,384
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	195	208,829
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	365	391,746
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2038	100	100,605
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	235	249,178
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	21,077
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	335	351,566
New York (City of), NY, Subseries 2020 B-1, GO Bonds	5.00%	10/01/2036	30	32,164
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	208,168
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	55	59,673
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2040	500	498,408
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	105	110,421
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	80	86,680
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	155	164,877
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	5.00%	06/15/2029	15	16,274
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	370	401,434
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB	4.00%	06/15/2040	100	99,682
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	270	285,791
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	285	306,486
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2035	35	37,616
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	150	159,798
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	20	19,876
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2029	210	227,877
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	15	15,812
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	640	687,039
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2037	105	105,676
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	16,009
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	45	48,652
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	400	434,051
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2029	150	162,769
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2029	$115	$ 124,790
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	95	100,142
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2035	470	501,960
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	40	42,656
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	285	302,989
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	100	105,584
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	500	526,290
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	325	314,602
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2029	10	10,636
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2033	40	43,103
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	35	37,583
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	95	101,308
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2033	20	21,306
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	325	345,978
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2036	5	5,319
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	35	37,167
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	106,033
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	470	493,174
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	52,362
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	30	31,199
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	35	36,344
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	115	117,455
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	45	48,388
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	350	372,361
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(b)	5.00%	10/01/2029	25	26,304
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2031	50	54,239
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	225	241,328
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2029	15	16,178
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	375	400,227
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	325	341,772
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2043	95	99,230
New York (State of) Dormitory Authority (Bid Group 4), Series 2019 A, Ref. RB	5.00%	03/15/2044	300	312,643
New York (State of) Dormitory Authority (Bidding Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2034	40	42,553
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	500	483,115
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	35	37,784
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	25	27,142
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2032	5	5,393
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	15	16,147
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	15	15,993
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	15	15,812
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	190	195,769
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	65	70,238
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	52,967
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2029	5	5,355
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2029	95	102,242
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	96,934
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center), Series 2021 A, Ref. RB	1.45%	11/15/2029	220	182,497
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2035	5	5,417
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	4.00%	06/15/2037	5	5,085
New York State Environmental Facilities Corp., Series 2019, RB	5.00%	02/15/2049	10	10,429
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	70	73,645
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2035	80	86,457
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	285	307,575
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2038	125	133,906
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	330	350,643
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	15	15,891
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	120	129,313
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2029	60	65,167
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2029	$25	$ 27,067
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	250	242,201
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	40	43,104
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2039	25	26,660
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	90	95,506
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	95	99,487
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	27,183
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	103,199
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	280	302,174
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2029	5	5,437
				18,051,913
North Carolina-1.61%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	75	80,211
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	230	223,739
North Carolina (State of), Series 2019 B, GO Bonds	4.00%	06/01/2031	25	25,844
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2029	195	210,858
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2032	40	43,239
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	4.00%	05/01/2034	155	158,122
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2029	50	54,066
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2029	15	16,220
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	95	102,143
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	45	48,324
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	20	21,401
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2032	500	530,944
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2036	50	52,922
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	30	32,348
				1,600,381
Ohio-2.44%
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2029	210	225,320
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020 A, Ref. RB	5.00%	02/15/2029	25	26,600
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	53,458
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	21,610
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2035	55	59,135
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2036	200	214,676
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	105	112,334
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	159,871
Ohio (State of), Series 2019, RB	4.00%	01/01/2040	130	127,375
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	85	92,807
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	115	121,247
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	220	236,861
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2037	5	5,394
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2039	100	107,336
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	280	303,890
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	85	91,697
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	125	134,170
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	42,256
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	50	54,587
Sycamore Community City School District, Series 2020, GO Bonds	4.00%	12/01/2045	250	241,490
				2,432,114
Oklahoma-0.02%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	25	23,480
Oregon-1.10%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	190	205,866
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	5	5,430
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2032	115	123,778
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	64,432
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2029	60	64,738
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	$150	$ 162,018
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	250	265,196
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	107,641
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	15	15,982
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2040	75	79,591
				1,094,672
Pennsylvania-5.20%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	85	90,138
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	35	34,999
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	175	173,312
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	250	243,770
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	70	74,240
Armstrong School District, Series 2019 A, Ref. GO Bonds, (INS - BAM)(b)	4.00%	03/15/2041	50	49,636
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	35	37,500
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	95	101,476
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	80,137
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	135	143,878
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2040	25	26,454
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	350	355,671
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	55	56,194
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	50	46,459
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	55	57,688
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	100	104,914
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	160	172,634
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	210	226,730
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2029	175	189,782
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2029	25	27,112
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	90	97,417
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	40	42,579
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	200	205,244
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2034	165	177,016
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2035	140	150,053
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2038	40	42,429
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2039	50	52,938
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	360	376,040
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	200	207,218
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	30	31,177
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	37,355
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	37,265
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	25	26,631
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	110	117,288
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	500	529,444
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	105,310
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	20	20,947
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	114,690
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	185	195,205
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	130	132,032
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Upper Merion Area School District, Series 2021 A, GO Bonds	4.00%	01/15/2046	$45	$ 43,381
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(b)	5.00%	04/15/2059	145	147,302
				5,181,685
Rhode Island-0.34%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	315	342,877
South Carolina-0.42%
Columbia (City of), SC, Series 2019 A, RB	4.00%	02/01/2044	15	14,538
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	75	70,822
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2029	185	200,878
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	135,054
				421,292
Tennessee-0.21%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	102,227
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2029	5	5,330
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	100	100,682
				208,239
Texas-8.19%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2029	20	21,442
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	100	104,830
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	244,391
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	100	103,858
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	40	42,936
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	107,282
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	40	42,516
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	30	31,815
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	150	162,414
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	115	123,909
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2033	75	80,535
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2034	30	30,641
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2037	10	10,124
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	30	32,217
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	21,415
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	500	493,735
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	21,415
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	64,205
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	15	16,036
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	50	53,845
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	35	38,045
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	200	216,121
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	45	45,742
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	10	10,152
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	30	30,465
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	78,806
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	20	19,590
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	80,155
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	150	155,256
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	250	244,061
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2029	$20	$ 21,596
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2029	20	21,407
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	55	58,346
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	110	117,711
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2032	40	42,602
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	30	31,229
Houston Community College System, Series 2020, Ref. GO Bonds	5.00%	02/15/2035	15	16,033
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	200	196,697
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	80	81,452
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	25	27,032
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2029	50	53,300
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2031	500	533,316
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	21,330
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	250	266,015
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	30	31,989
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2035	500	532,397
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2029	15	15,990
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(b)	5.00%	05/15/2029	10	10,683
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(b)	5.00%	05/15/2029	10	10,683
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2029	70	75,686
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	20	21,639
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2036	50	50,528
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2037	60	60,490
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	155	164,209
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2035	100	101,343
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2037	210	211,715
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	90	97,318
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2048	200	206,609
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	115	118,072
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	35	36,391
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	110	118,464
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	15	16,138
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	3.00%	08/01/2034	5	4,505
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	25	25,519
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2029	10	10,716
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	105	110,659
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	300	303,041
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	89,988
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	155	167,818
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	135	145,892
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	126,298
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	190	181,108
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2029	100	108,164
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2029	45	48,607
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2029	15	16,251
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2032	40	42,400
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	95,250
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2038	250	240,976
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2035	5	5,267
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Travis (County of), TX, Series 2019 A, Ctfs. of Obligation	5.00%	03/01/2039	$15	$ 15,887
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligation	5.00%	03/01/2032	100	107,568
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	50	53,640
Webb (County of), TX, Series 2020, Ctfs. Of Obligation	4.00%	02/15/2045	15	14,416
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	150	150,447
				8,160,781
Utah-0.48%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(b)	5.50%	04/01/2029	100	105,846
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2029	50	53,968
Salt Lake City (City of), UT, Series 2020, RB	4.00%	02/01/2047	250	241,947
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	80,802
				482,563
Vermont-0.10%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	100	103,678
Virginia-0.93%
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	28,320
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2029	30	32,636
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	4.00%	12/01/2033	15	15,434
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	10	10,792
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2029	25	26,808
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	355	372,455
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	30	32,169
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	40	43,365
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	180	195,141
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	20	19,949
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2036	100	100,832
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2037	50	50,176
				928,077
Washington-2.53%
Central Puget Sound Regional Transit Authority, Series 2021 S-1, Ref. RB	5.00%	11/01/2029	60	65,294
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	80	85,474
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	100	106,308
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2036	55	58,638
King County School District No. 210 Federal Way, Series 2019, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	100	103,350
Pierce County School District No. 403 Bethel, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	75	80,201
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	35	37,917
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	5	5,343
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2029	230	243,281
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	35	37,944
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	54,118
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	35	37,771
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	30	32,311
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	210	223,969
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	354,384
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	325	342,352
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	60	64,343
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2037	10	10,685
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	$20	$ 21,388
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	145	157,197
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2029	225	243,926
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	150	153,341
				2,519,535
West Virginia-0.41%
West Virginia (State of) (Bid Group 1), Series 2019, GO Bonds	5.00%	12/01/2036	25	26,834
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	140	147,596
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2041	25	26,304
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	85	88,984
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2044	25	26,154
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	100	96,811
				412,683
Wisconsin-0.24%
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	90	97,107
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2029	5	5,395
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	30	32,369
Wisconsin (State of) Department of Transportation, Series 2023 1, Ref. RB	5.00%	07/01/2029	20	21,626
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2029	75	80,811
				237,308
TOTAL INVESTMENTS IN SECURITIES(d)-98.50% (Cost $100,930,281)				98,196,119
OTHER ASSETS LESS LIABILITIES-1.50%				1,499,243
NET ASSETS-100.00%				$99,695,362

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.29%
Alabama-1.26%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	$100	$ 110,249
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	195	214,957
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	100	110,132
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	155	158,346
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	200	218,315
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	250	271,153
				1,083,152
Arizona-1.02%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	106,664
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	15	16,478
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	20	21,843
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	50	53,679
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	165	175,327
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	250	271,613
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	205	221,578
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	10	10,720
				877,902
California-16.82%
Antelope Valley Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	45	44,713
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2030	10	11,012
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	200	216,888
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	98,706
California (State of), Series 2020 B, GO Bonds	5.00%	11/01/2034	335	369,489
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	25	27,383
California (State of), Series 2020, GO Bonds	5.00%	03/01/2032	20	21,925
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	218,652
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	250	273,315
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	100	103,389
California (State of), Series 2020, GO Bonds	5.00%	03/01/2036	150	163,572
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	41,655
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	155	171,442
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	50	54,812
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	45	49,327
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2035	400	436,378
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	510	525,580
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2037	60	61,629
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	155	159,162
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	175	178,174
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	30	30,363
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	250	276,189
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	80	88,040
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	80	87,865
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	60	64,499
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	40	44,138
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	500	553,702
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	30	33,596
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	80	89,551
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	15	16,773
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	245	274,061
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	55	61,592
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2030	10	11,199
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	30	32,351
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	60	64,575
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2038	150	148,704
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	$400	$ 385,884
California (State of) Infrastructure & Economic Development Bank (Academy of Motion), Series 2020, RB	5.00%	11/01/2030	215	238,728
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	25	27,923
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	60	65,847
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	60	65,112
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California), Series 2023, Ref. RB, (INS - Cal-Mortgage)(a)	4.00%	04/01/2043	50	50,040
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	195	204,669
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	5	5,539
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	4.00%	07/01/2038	55	56,235
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	50	48,348
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2051	100	97,262
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	53,063
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	200	221,542
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	120	124,655
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	215	231,324
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	30	28,929
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	10	10,991
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	420	456,247
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	10	10,798
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	260,677
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	75	78,955
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	25	27,303
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	80	86,813
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	25	26,572
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2033	20	22,176
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	85	94,233
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	20	22,056
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	120	129,578
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	25	26,178
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	90	94,056
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	275	303,565
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	155	170,620
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	25	27,643
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	155	171,362
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	160,871
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	65	70,360
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	210	231,141
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	40	44,080
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2032	40	41,897
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2037	35	35,947
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	120	132,081
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	325	357,874
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	365	401,737
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5	5,156
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	15	15,304
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	5	5,011
Los Angeles Unified School District, Series 2023 A, COP	5.00%	10/01/2030	125	137,492
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2038	50	55,099
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	135	148,369
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	100	109,434
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2050	5	5,214
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	250	238,631
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	150	147,563
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	90	99,411
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	$70	$ 76,491
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2035	35	38,842
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	25	27,409
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	15	14,923
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	120	127,584
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	322,084
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	20	21,462
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	20	19,469
San Diego (County of), CA Regional Transportation Commission, Series 2020 A, Ref. RB	4.00%	04/01/2048	30	29,704
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2030	50	55,362
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	145	141,292
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2036	25	25,975
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	20	19,489
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2030	40	44,384
San Francisco (City & County of), CA Public Utilities Commission, Series 2020 A, RB	5.00%	11/01/2045	10	10,741
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	280	296,661
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2030	15	16,653
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	100	97,331
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	15	16,369
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2041	170	184,326
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	100	107,388
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	100	111,069
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	10	10,985
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	45	45,425
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	250	269,229
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	310	338,185
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	195	211,961
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	107,321
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	195	191,717
				14,451,827
Colorado-1.89%
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	50	54,395
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	40	43,949
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	27,237
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2037	5	5,037
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	165	181,288
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2030	30	31,715
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	70	74,506
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	45	45,231
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	40	40,032
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	205	202,582
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	40	39,282
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	263,306
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	40	44,074
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	180	198,703
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	210	231,295
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	25	27,024
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	20	21,609
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	15	16,256
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	5	5,403
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	45	46,630
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	5	5,095
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	10	10,156
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	10	9,680
				1,624,485
Connecticut-2.22%
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	35	35,393
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	100	108,841
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	245	263,778
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	$30	$ 30,928
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	25	25,730
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	10	10,230
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2037	250	253,699
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	270	272,760
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	250	273,126
Connecticut (State of), Series 2020, RB	4.00%	05/01/2036	10	10,187
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	120	129,758
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	10	10,682
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	15	15,468
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2030	15	16,500
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	180	197,654
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	10	11,006
Connecticut (State of), Series 2022 F, Ref. GO Bonds	5.00%	11/15/2030	90	99,051
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2030	20	20,675
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2038	100	97,025
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2039	25	24,173
				1,906,664
Delaware-0.74%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	273,947
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	103,893
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	235	258,836
				636,676
District of Columbia-1.76%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	10	10,876
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	10	10,897
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	200	219,030
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	50	54,547
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	212,111
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	184,040
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	60	64,192
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	50	55,178
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	15	16,346
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	25	25,382
District of Columbia, Series 2020, RB	5.00%	12/01/2030	5	5,398
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	5	5,492
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	108,660
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2037	200	215,236
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	105	112,144
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	216,059
				1,515,588
Florida-2.85%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2032	10	10,800
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	100	107,990
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2034	95	102,580
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2030	35	38,347
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2030	25	27,218
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2032	205	222,684
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2034	90	97,797
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	215	236,036
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	30	32,935
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	50	54,892
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	20	21,982
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	50	47,013
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	50	54,040
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	123,076
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2036	$305	$ 304,307
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2037	115	113,582
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	145	146,606
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	38,414
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	5.00%	07/01/2043	20	21,218
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	250	258,850
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	100	109,005
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	50	54,558
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGM)(a)	5.00%	08/01/2033	5	5,436
Polk (County of), FL, Series 2020, Ref. RB	4.00%	10/01/2043	5	4,887
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	200	210,861
				2,445,114
Georgia-1.32%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(a)	5.75%	11/01/2030	105	120,151
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	10	10,969
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	100	106,524
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	65	71,706
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2030	30	31,239
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	30	33,135
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	10	11,049
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	20	20,698
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	10	11,032
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	90	99,378
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	85	93,770
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2030	55	59,705
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2030	10	10,997
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	35	38,324
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2032	15	16,432
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	10	10,409
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2030	5	5,467
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	55	60,178
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	250	273,506
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	36,110
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2038	5	5,077
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	10	10,095
				1,135,951
Guam-0.05%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	40	40,732
Hawaii-1.07%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	15	16,046
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	131,337
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2030	500	544,651
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	40	43,703
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	165	180,277
				916,014
Illinois-4.73%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	145	154,632
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	120	129,454
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	135	144,555
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	135	136,476
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2036	80	80,664
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2037	340	341,825
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	10	10,969
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	216,492
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	50	49,922
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2030	450	475,199
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	200	214,909
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	$35	$ 37,318
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2030	25	26,862
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	200	204,873
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	25	27,333
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	30	32,471
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	80	86,357
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	5.00%	08/15/2035	5	5,390
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2038	15	14,798
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2040	485	471,197
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	33,748
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	60	64,727
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	175	188,786
Rosemont (Village of), IL, Series 2020 A, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2042	100	106,608
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	592,460
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	195	212,239
				4,060,264
Indiana-0.28%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2030	30	32,944
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	80	87,473
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	110	119,325
				239,742
Iowa-0.07%
Iowa (State of) Finance Authority, Series 2020 A, RB	5.00%	08/01/2044	60	63,755
Kentucky-0.06%
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	50	51,635
Louisiana-0.68%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	65	69,416
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2036	150	163,121
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC), Series 2021, Ref. RB	2.00%	06/01/2030	180	156,295
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	75	78,249
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	115	118,967
				586,048
Maine-0.02%
Maine (State of) Turnpike Authority, Series 2020, RB	5.00%	07/01/2050	15	15,669
Maryland-2.43%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	104,303
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	115	118,030
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	105	115,519
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	125	137,510
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	35	38,575
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	50	54,799
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	45	48,842
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	125	136,816
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	250	274,686
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	200	219,422
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2030	150	165,261
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	15	16,483
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	150	155,014
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	75	82,173
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2030	45	49,303
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2032	15	16,459
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2034	15	16,403
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	4.00%	07/01/2050	100	93,533
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	$100	$ 104,668
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	141,009
				2,088,808
Massachusetts-4.90%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2030	25	27,612
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	10,426
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2030	500	549,553
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2036	190	207,601
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2040	225	240,973
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	70	74,679
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	610	644,601
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	225	236,176
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2034	25	25,842
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2035	195	201,381
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2037	10	10,199
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2040	5	4,997
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	85	93,620
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	410	434,378
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	380	398,223
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	105	111,751
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	36,663
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	200	218,073
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	25	27,938
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	167,625
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	264,426
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	120,097
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	100	105,035
				4,211,869
Michigan-1.61%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2030	205	225,195
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	15	16,543
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	625	688,646
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	50	50,517
Michigan (State of) Building Authority, Series 2020 I, Ref. RB	5.00%	10/15/2030	70	77,037
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	220	227,477
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	98,692
				1,384,107
Minnesota-0.89%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	50	54,943
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	151,199
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	275	302,792
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	30	32,745
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	200	219,958
				761,637
Mississippi-0.10%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	30	30,497
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	30	30,462
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2036	25	25,308
				86,267
Missouri-0.64%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	150	164,906
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	50	51,187
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	50	54,070
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	$25	$ 27,383
St. Louis Municipal Finance Corp., Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2049	250	255,875
				553,421
Montana-0.16%
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	135	135,376
Nebraska-0.96%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	650	682,238
Omaha (City of), NE Public Power District, Series 2021 B, Ref. RB	4.00%	02/01/2046	150	145,400
				827,638
Nevada-0.20%
Clark (County of), NV, Series 2019, Ref. RB	5.00%	07/01/2030	10	10,758
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	70	76,452
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	75	80,687
				167,897
New Jersey-2.43%
Hudson County Improvement Authority (Hudson County Courthouse), Series 2020, RB	4.00%	10/01/2046	250	240,503
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2030	130	134,315
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	600	515,863
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds), Series 2020 A, RB	5.00%	11/01/2030	20	21,405
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2035	165	166,470
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	10	10,067
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2036	70	75,688
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	150	146,795
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	50	52,487
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	405	422,417
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	170	183,726
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(a)	5.25%	01/01/2030	5	5,518
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	105	113,993
				2,089,247
New Mexico-0.18%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	50	54,606
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	10	10,951
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	80	87,604
				153,161
New York-26.86%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2030	5	5,583
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	155	168,897
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2030	45	49,735
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2047	75	77,658
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	20,632
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	115	117,044
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	500	515,218
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	550	566,924
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	125	130,534
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	210	225,359
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	20	21,461
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	120	134,439
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	35	36,489
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	130	140,943
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	140	154,085
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	55	60,524
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	140	154,091
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	15	15,198
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	200	217,508
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	5	5,132
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	250	273,081
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	$365	$ 397,519
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	150	163,168
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	15	15,261
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	200	215,240
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	165	161,403
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	21,266
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	95	103,317
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	500	544,783
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2036	500	508,737
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	105,549
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	40	43,316
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	75	81,566
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	10	10,875
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	55	58,889
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2030	5	5,371
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2032	210	212,549
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	5	5,339
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	10	9,926
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	5.00%	06/15/2030	115	126,452
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	150	164,938
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	150	150,233
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	60	64,119
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	75	82,469
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	150	157,160
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	250	261,371
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	5	5,343
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	199,267
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	235	258,403
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2030	115	126,452
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2032	100	110,817
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	330	357,621
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	20	21,749
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	50	49,626
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	5	4,955
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	245	268,199
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	215	235,193
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	40	43,757
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	60	65,284
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	485	518,140
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	500	488,580
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	77,224
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	70	76,659
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	15	16,421
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	60	65,677
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	260	266,723
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	35	38,139
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	5	5,476
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	100	109,161
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	15	16,427
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	65	71,065
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	20	21,903
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	60	65,708
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	5.00%	05/01/2032	50	54,740
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2035	55	56,472
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2036	10	10,254
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2034	10	10,939
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2036	65	70,830
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	$205	$ 224,127
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	100	108,613
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	10	10,257
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2034	100	102,501
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	85	92,164
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	175	191,291
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	105	106,686
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2035	10	10,130
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	20	19,047
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2032	15	16,279
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	265	287,564
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	780	846,310
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	120	130,122
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	150	151,241
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	360	361,343
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2038	100	99,708
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	20	19,803
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	370	392,564
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	400	378,997
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	10/01/2030	125	135,682
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	75	81,823
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2033	10	10,917
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2034	255	278,500
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2036	25	27,240
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	387,390
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	505	548,191
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,657
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	550	522,558
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	25	27,105
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2037	350	352,617
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	625	594,386
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2045	35	34,027
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	40	43,586
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	15	16,311
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	5	5,421
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	5	5,365
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2030	25	27,248
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	185	201,635
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	180	177,009
New York State Environmental Facilities Corp., Series 2021, RB	5.00%	06/15/2030	45	49,768
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	165	179,564
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	5	5,487
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	550	602,295
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	25	27,279
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	180	192,181
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	20	21,276
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2037	240	241,677
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	366,971
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	15	16,376
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2035	100	101,521
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2036	50	50,584
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2030	30	32,648
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	40	44,009
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	20	21,979
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	315	321,122
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	140	153,644
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	90	95,357
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	$220	$ 232,331
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	5	5,441
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	160	175,312
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	90	98,093
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	200	217,654
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	500	478,897
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	70	75,137
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	30	32,197
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	50	53,438
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	25	26,601
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	185	204,625
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	95	104,674
Triborough Bridge & Tunnel Authority, Series 2023, RB	5.00%	11/15/2030	140	154,326
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	500	523,949
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	100	94,113
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	325	338,979
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	90	98,637
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	20	21,215
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	30	32,014
				23,081,341
North Carolina-1.30%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	10	11,026
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	27,070
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	550,639
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	259,079
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	113,968
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	10	10,929
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	20	21,907
Western Carolina University, Series 2020 B, RB	4.00%	04/01/2050	125	118,850
				1,113,468
Ohio-1.74%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	5	5,375
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	10	10,757
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	130	140,030
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2035	10	10,782
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	4.00%	02/15/2039	200	197,907
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2030	20	21,935
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	90	99,195
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2033	40	44,078
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	10	11,012
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	15	16,524
Hamilton (County of), OH (UC Health), Series 2020, RB	5.00%	09/15/2050	105	99,695
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	50	48,829
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	125	137,633
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	20	21,944
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	5	5,486
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	250	269,842
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	200	214,896
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	141,847
				1,497,767
Oklahoma-0.02%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	5	5,109
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	15	16,261
				21,370
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-1.13%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2036	$50	$ 53,239
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	250	255,303
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2030	15	16,430
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	65	70,989
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	97,646
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	140	151,229
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	5.00%	10/01/2040	50	51,043
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	53,973
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	200	218,469
				968,321
Pennsylvania-1.85%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	10	9,630
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	50	54,643
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	35	37,255
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2035	40	42,657
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2039	85	82,223
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	105	106,864
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	50	53,838
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	3.00%	03/15/2030	185	175,415
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	55	60,242
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	20	20,505
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	25	25,775
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2030	40	43,839
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2030	35	38,516
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	15	16,526
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	05/01/2046	40	41,570
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	230	243,539
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	75	71,580
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	323,133
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	35	36,773
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	30	32,645
Ridley School District, Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	11/15/2043	75	73,653
				1,590,821
Rhode Island-0.09%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	65	70,345
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	5	5,413
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	5	5,407
				81,165
South Carolina-0.40%
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	90	96,135
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	160	165,272
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2040	5	4,885
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	70	76,911
				343,203
Tennessee-0.55%
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020 A, RB	5.00%	09/01/2030	50	51,316
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	15	15,916
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	70	72,800
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	103,324
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2020 A, RB	4.00%	07/01/2045	120	115,997
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	$40	$ 43,532
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	65	71,379
				474,264
Texas-7.37%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2030	35	38,026
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	325	339,298
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,270
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	85	93,082
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	5	5,189
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	45	46,702
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	170	185,249
Crandall Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2046	30	29,039
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	26,786
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,202
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	10	10,804
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	400	405,642
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	180	182,367
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	20	20,282
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	5	5,445
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	130	124,871
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	4.00%	11/01/2045	195	188,431
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	5	5,440
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	20	20,436
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	95	102,481
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2039	50	50,646
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	189,839
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	10	9,539
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	250	263,707
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	50	54,241
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	25	27,362
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	161,410
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	5.00%	08/15/2030	40	43,803
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2040	15	14,956
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	220	212,180
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	30	31,957
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	140	153,212
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	40,495
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	131,961
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	25	25,030
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	130	134,877
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	100	106,161
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	15	15,543
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	75	77,461
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	135	126,007
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	125	125,151
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	10	10,283
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	75	80,711
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	250	277,767
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	25	26,077
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	125,441
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	210	225,965
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	65	61,595
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	$35	$ 37,747
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	105	112,912
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	95	99,292
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	300	314,778
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2030	5	5,417
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2030	5	5,452
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	200	212,150
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	200	219,138
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	40	40,821
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	105	106,886
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	25	25,348
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2037	10	10,098
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2038	140	140,750
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	25	24,026
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	15	16,435
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2030	55	60,429
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2032	15	15,098
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2033	25	25,119
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	15	14,628
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	10	9,716
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	10	10,605
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	45	48,245
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2030	100	108,862
				6,329,371
Utah-0.36%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	170	186,160
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	20	21,984
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	100	104,824
				312,968
Virginia-1.30%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	71,290
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	109,703
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2040	150	150,810
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	150	156,852
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	50	54,073
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022 A, RB	5.00%	02/01/2030	100	108,746
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	75	80,683
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	200	217,493
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	150	165,057
				1,114,707
Washington-3.59%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	100	110,302
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	125	135,696
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	250	251,041
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	100	107,799
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	81,943
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	35	35,953
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	50	51,056
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	15	16,229
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2030	155	166,468
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	80,295
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	150	159,753
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	$205	$ 218,280
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	50	54,467
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	162,677
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	115	122,540
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	275,572
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	80	86,628
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	32,154
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	95	103,328
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	100	109,679
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	100	109,803
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	70	76,972
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	110	120,622
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	102,459
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	40	40,878
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	268,423
				3,081,017
Wisconsin-0.39%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	230	250,760
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2030	75	81,769
				332,529
TOTAL INVESTMENTS IN SECURITIES(b)-98.29% (Cost $86,797,131)				84,452,958
OTHER ASSETS LESS LIABILITIES-1.71%				1,469,757
NET ASSETS-100.00%				$85,922,715

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.38%
Alabama-0.13%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$60	$ 66,166
Board of Trustees of the Alabama Community College System, Series 2021, RB, (INS - AGM)(a)	4.00%	09/01/2046	15	14,312
				80,478
Arizona-0.86%
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	15	16,703
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2034	115	125,590
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	20	20,335
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	65	66,660
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	120	128,524
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	158,414
				516,226
Arkansas-0.19%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	110	116,495
California-19.05%
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2031	5	5,586
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	95	105,693
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	5	5,556
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	145	160,431
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	20	21,924
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	75	82,981
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	375,118
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	260	270,877
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	25	25,901
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	155	157,646
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	100	111,876
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	30	33,374
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	10	11,077
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	280	304,994
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	50,508
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	150	162,710
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	5	5,563
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	105	117,724
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	300	335,990
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	50	55,998
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	10	11,205
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	170	191,898
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2032	10	11,277
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	5	5,634
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2034	10	10,498
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2048	500	498,879
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	165	175,678
California (State of) Infrastructure & Economic Development Bank (Sustainability Bonds), Series 2021 B, RB	4.00%	05/01/2046	100	96,010
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	255	281,751
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2031	100	111,214
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2036	5	5,521
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	77,850
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	20	22,224
California (State of) Public Works Board (Green Bonds), Series 2021 C, RB	4.00%	11/01/2039	100	101,512
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	15	16,719
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	156,582
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	50	53,959
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	60	66,698
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	45	49,724
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	25	27,605
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2036	$20	$ 20,702
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2031	5	5,566
California (State of) Statewide Communities Development Authority (Montage Health), Series 2021 A, Ref. RB	4.00%	06/01/2046	200	191,653
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	50	52,949
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	65	68,620
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	53,692
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	15	16,888
Foothill-De Anza Community College District, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2039	30	25,661
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	10	10,817
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	100	112,185
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	110,808
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	125	140,524
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	40	44,780
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	25	27,868
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	15	16,436
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	20	21,503
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	85	90,756
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	285	316,465
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	105	112,679
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	50	53,496
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	55	59,412
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	125	133,845
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	50	55,279
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	65	70,856
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	100	112,583
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2020, RB	5.00%	06/01/2031	75	84,340
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	205	230,804
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	110	123,741
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	5	5,192
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2038	100	111,301
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	10,330
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2041	20	21,916
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2046	160	172,755
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	10	11,060
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	10	10,997
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	10	11,095
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	220	230,651
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	60	64,909
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	150	160,283
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	5	5,646
Mountain House Public Financing Authority (Green Bonds), Series 2023, RB, (INS - BAM)(a)	4.25%	12/01/2052	65	63,788
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	05/15/2046	150	160,380
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	25	28,004
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	150	160,321
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	20	19,442
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	2.50%	05/15/2031	25	22,436
Rialto Public Financing Authority (Police Station), Series 2023 A, RB	5.25%	06/01/2053	200	214,945
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2037	65	65,504
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2031	150	170,504
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	200	199,020
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	263,884
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	125	117,661
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	160	167,955
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	120	129,310
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	35	39,351
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	20	22,489
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	45	50,600
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	$90	$ 95,351
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2036	55	58,149
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2037	25	26,129
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,355
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2031	30	33,795
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	185	194,184
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	45	50,389
San Francisco (City & County of), CA Airport Commission, Series 2021 B, Ref. RB	5.00%	05/01/2035	5	5,600
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	10	11,201
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2031	5	5,631
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2031	10	11,275
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	145	157,462
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	55	59,421
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 C, RB	4.00%	03/01/2046	15	14,581
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	14,091
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	65	64,335
Stockton Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	250	242,460
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	5	5,509
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	45	44,586
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	40	44,685
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	25	27,873
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2035	15	16,709
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	25	25,960
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2038	110	112,524
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	365	391,177
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	100	97,467
West County Facilities Financing Authority (Green Bonds), Series 2021, RB	4.00%	06/01/2051	150	143,831
				11,415,332
Colorado-2.22%
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	11,036
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	15	16,557
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	200	202,557
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2036	5	5,042
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	35	37,712
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	208,810
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	100	110,267
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	5	5,009
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	9,992
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	5	5,599
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	65	65,285
Colorado Springs (City of), CO, Series 2021 B, RB	4.00%	11/15/2046	250	240,697
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	10	11,147
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	176,882
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	100	103,965
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	85,516
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	35	33,977
				1,330,050
Connecticut-2.54%
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	5	5,463
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	160	165,388
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	150	166,000
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	25	27,582
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	20	22,061
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	130	132,817
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	105	106,808
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	5	5,060
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	$425	$ 456,922
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	30	33,272
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2037	55	55,858
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	165	178,201
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	30	31,010
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	10	11,118
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2031	25	25,892
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2034	20	20,554
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	70	77,667
				1,521,673
Delaware-0.29%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	135	148,103
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	25	27,548
				175,651
District of Columbia-1.69%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	30	32,848
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	67,115
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	65	71,746
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	30	30,630
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2041	45	48,310
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	185,622
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	80	88,482
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	90	98,227
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,068
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	15	16,548
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,295
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	325	347,306
				1,013,197
Florida-3.29%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2031	170	184,196
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	16,496
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2034	90	92,049
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	55	56,232
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	200	201,086
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2031	25	27,173
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	170	189,581
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	30	33,431
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	3.00%	10/01/2031	75	69,281
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	20	20,278
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2035	25	25,148
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	35	37,167
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	100	92,813
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	30	32,528
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2032	45	49,500
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	115	118,951
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	5	5,093
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,295
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2037	80	81,299
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	10	9,715
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	300	286,521
North Sumter (County of), FL Utility Dependent District (Sumter Water Conservation Authority), Series 2021, RB, (INS - AGM)(a)	5.00%	10/01/2046	130	135,341
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	15	16,379
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	16,481
South Florida Water Management District, Series 2016, Ref. COP	3.00%	10/01/2031	185	168,819
				1,969,853
Georgia-1.12%
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	75	83,858
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	$115	$ 127,079
Georgia (State of) (Bidding Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	189,823
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	100	111,906
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,339
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2031	45	49,304
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	90	98,418
				670,727
Hawaii-0.26%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	96,660
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	55	59,943
				156,603
Illinois-5.80%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	150	160,781
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2031	225	246,194
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	35	38,865
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	220	229,702
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	277,568
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	5	4,689
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	150	160,952
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2031	10	10,771
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	215	233,242
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	70	75,104
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	180	186,613
Illinois (State of), Series 2021 B, GO Bonds	4.00%	12/01/2034	25	24,874
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2031	20	21,541
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	50	53,854
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2031	30	32,546
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2031	95	102,650
Illinois (State of) Finance Authority, Series 2020, RB	5.00%	07/01/2034	85	93,382
Illinois (State of) Finance Authority, Series 2020, RB	4.00%	07/01/2037	50	51,361
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2035	180	196,817
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2036	20	21,788
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	40	39,251
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	10	10,977
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2038	250	253,389
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	15	16,644
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2042	20	19,348
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	200	216,983
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	390	412,107
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	260	285,266
				3,477,259
Indiana-1.22%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	40	43,698
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	40	43,671
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	130	139,273
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	33,350
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	20	21,940
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	195	216,048
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	20	22,160
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	20	20,424
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	30	32,902
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	$100	$ 107,062
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	50	50,767
				731,295
Kansas-0.18%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	100	104,796
Louisiana-0.33%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	180	194,988
Maryland-2.27%
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	35	38,594
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	25	27,949
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	10	10,968
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	125	138,987
Maryland (State of) (Bidding Group 2), Second Series 2021 A A, GO Bonds	4.00%	08/01/2035	15	15,550
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	75	83,833
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2034	10	11,117
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	400	444,613
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2031	40	37,702
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	100	94,356
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	60	50,390
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	150	141,900
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	25	23,076
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	160	169,014
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2031	15	16,478
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2031	50	55,819
				1,360,346
Massachusetts-3.49%
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	155	167,527
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	350	377,013
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	15	16,751
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	500	530,221
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	200	211,741
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	95	100,428
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	235	248,158
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	245	271,476
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	5	5,560
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2022, RB	5.00%	06/01/2050	130	137,214
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2040	5	5,032
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	15,711
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	5	5,574
				2,092,406
Michigan-1.69%
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	170,876
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	50	55,789
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2036	300	306,562
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	256,477
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	61,002
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	5	5,570
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	50	52,385
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	105,459
				1,014,120
Minnesota-0.95%
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2036	120	120,755
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	305	337,397
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	25	27,883
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	$45	$ 46,247
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2031	35	38,966
				571,248
Missouri-0.49%
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	120	131,299
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	160,688
				291,987
Nevada-0.34%
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	10	11,061
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	125	138,193
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	50	55,527
				204,781
New Jersey-2.98%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	110	113,294
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	264,580
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	75	70,638
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	90	98,121
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	150	163,704
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2035	20	20,215
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	50	54,568
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	50	54,802
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	20	21,917
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	80	87,640
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	135	147,528
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	140	138,364
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	90	98,221
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	475	451,794
				1,785,386
New Mexico-0.37%
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	200	221,935
New York-23.49%
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	25	27,892
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	25	28,021
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2033	35	36,786
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	25	26,430
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	160	180,201
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	300	315,624
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	20	18,423
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	35	39,035
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	20	20,497
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	60	60,496
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	75	75,189
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	20	20,595
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	90	89,041
New York & New Jersey (States of) Port Authority, Two Hundred Twenty-Fourth Series 2021, Ref. RB	4.00%	07/15/2039	10	9,984
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	10	10,982
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	35	38,388
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	85	92,684
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	225	246,074
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	185	201,723
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	165	179,915
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	130	142,590
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	250	244,120
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	115	121,688
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	25	27,330
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	176,310
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	280	297,210
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	$265	$ 252,958
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	42,052
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	70	76,887
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	10	10,968
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	50	53,924
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	170	189,449
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	315	331,196
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	235	251,193
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	55	57,663
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	270	300,889
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	10,239
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	25	28,039
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	40	43,844
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	35	38,363
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2031	140	153,451
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	15	16,598
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	80	88,556
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	75	82,926
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2035	5	5,147
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2036	270	277,181
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	75	76,588
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	25	27,559
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	30	33,055
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2039	200	198,617
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	335	367,034
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	145	158,634
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	20	19,563
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2031	215	237,174
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	10	11,005
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2034	170	186,889
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2037	5	5,100
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2038	25	25,083
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	15	16,551
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	100	110,655
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	10	11,068
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	245	251,668
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	225	230,729
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2036	40	40,869
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	20	21,749
New York (State of) Bridge Authority, Series 2021 A, RB	4.00%	01/01/2046	250	241,536
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2031	155	168,202
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	155	170,352
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	190	208,705
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	30	32,944
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	145	159,285
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	145	159,028
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2037	180	180,812
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	105	103,443
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	20	18,941
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	115,501
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2036	70	77,129
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2037	130	142,699
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	55	60,119
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2031	435	478,084
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2040	5	4,995
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	79,072
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2031	105	118,155
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2034	35	39,231
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2047	$250	$ 239,678
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	75	82,859
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,505
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	5	5,556
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2036	60	61,847
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2041	15	14,747
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	700	689,856
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	40	40,827
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2037	15	15,175
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	375	362,895
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2038	15	15,257
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	15	14,298
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	50	49,010
New York State Environmental Facilities Corp., Series 2021, RB	5.00%	06/15/2031	25	28,027
New York State Environmental Facilities Corp., Series 2023, Ref. RB	5.00%	06/15/2031	100	112,110
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2031	5	5,467
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	10	11,008
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2031	20	22,045
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2036	20	22,252
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2037	20	20,401
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2038	45	45,521
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	250	243,465
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	750	717,599
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	53,682
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	100	96,264
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	225	236,753
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	20	21,933
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	10	10,919
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	10	10,863
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	40	43,280
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	4.00%	05/15/2046	100	96,264
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	40	41,308
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	50	51,428
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	85	80,213
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2031	80	89,458
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	530	556,037
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	15	15,832
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2031	200	222,237
				14,078,450
North Carolina-0.68%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2031	5	5,503
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	112,289
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	20	21,970
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	30	33,357
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	5	5,524
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	10	10,237
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	90	98,746
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,578
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	100	101,614
				404,818
Ohio-2.38%
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	101,572
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2041	10	9,595
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	8,849
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	35,574
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	10	10,844
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	259,758
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	$90	$ 100,120
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	250	263,614
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	50	52,564
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	25	27,520
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	55	60,272
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	170	181,992
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	4.00%	12/01/2039	5	5,079
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	5.00%	12/01/2040	30	32,733
Ohio State University (The), Series 2021, RB	5.00%	12/01/2034	100	111,240
Ohio State University (The), Series 2021, RB	5.00%	12/01/2036	150	166,122
				1,427,448
Oklahoma-0.47%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	102,379
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	165	181,083
				283,462
Oregon-0.19%
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2031	100	111,059
Pennsylvania-1.99%
Allegheny (County of), PA Airport Authority, Series 2021 B, RB, (INS - AGM)(a)	4.00%	01/01/2046	15	14,422
Chester (County of), PA Industrial Development Authority (Sustainability Bonds), Series 2021, RB	4.00%	12/01/2046	150	142,718
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	35	38,227
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	30	33,296
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	250	256,645
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	5	5,576
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	10	10,900
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	50	52,803
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	55	58,111
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	95	100,556
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	95	99,345
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	125	132,207
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	153,777
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	90	95,339
				1,193,922
Rhode Island-0.02%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	10	10,826
South Carolina-0.97%
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2039	350	344,283
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	125	129,764
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	100	105,912
				579,959
Tennessee-0.65%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	105	111,518
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2031	25	26,826
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	50	52,933
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	150	160,003
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	31,274
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	5	5,408
				387,962
Texas-7.77%
Aransas County Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	100	94,773
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	20,578
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	100	110,726
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	121,798
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	$205	$ 226,988
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	155	161,468
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2037	140	140,928
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2038	35	35,016
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	100	109,727
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	50	54,263
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	65,115
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	15	16,578
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	5	5,642
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	109,916
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	55	61,011
Forney Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	200	193,841
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	90	95,614
Harris (County of), TX, Series 2021 A, GO Bonds	4.00%	10/01/2047	100	93,308
Hitchcock Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	195	184,631
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2031	110	121,991
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2036	75	81,901
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	150	157,127
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	175	188,834
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	20	21,474
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	15	15,919
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	10	10,531
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	45	47,111
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	15	14,364
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2031	55	56,590
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	320	325,074
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	75	76,092
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	150	142,183
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	45	49,718
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	150	158,157
Sabine-Neches Navigation District, Series 2022, GO Bonds	5.25%	02/15/2052	265	280,509
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	125	134,189
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2040	150	160,270
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	30	31,946
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	130	136,672
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,477
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	100	94,256
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	10	11,039
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	32,939
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	25	27,753
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	80	88,840
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	100	110,774
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2035	35	35,718
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	20	20,318
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	80	74,485
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	35	38,603
				4,652,775
Utah-1.84%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	80	89,215
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	50	55,484
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	20	22,111
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	30	32,900
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	10	10,924
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	50	54,429
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	15	16,191
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	320	341,456
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	270	287,442
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	$65	$ 68,744
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	5	5,564
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	105	115,757
				1,100,217
Virginia-1.16%
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	155	172,734
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	130	144,842
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	180	200,256
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	51,524
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	127,062
				696,418
Washington-4.38%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	45	50,296
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	190	211,639
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	50	55,631
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	150	151,128
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	310	334,807
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	50	55,278
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	264,306
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2031	30	27,511
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	55	55,836
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	150	158,814
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	278,449
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	5	5,463
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	5	5,377
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	65	69,732
Washington (State of), Series 2021 R, Ref. GO Bonds	4.00%	08/01/2036	10	10,305
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	20	21,947
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	5	5,166
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	15	16,496
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2034	55	61,074
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	135	149,336
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2033	20	22,136
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2034	5	5,514
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	10	11,032
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	10	11,015
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	250	274,468
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2031	25	27,638
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	55	61,205
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	179,414
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	10	10,774
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	35	35,533
				2,627,320
West Virginia-0.16%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	90	94,518
Wisconsin-0.48%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	155	170,250
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	40	43,936
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	65	71,807
				285,993
TOTAL INVESTMENTS IN SECURITIES(b)-98.38% (Cost $60,064,407)				58,951,979
OTHER ASSETS LESS LIABILITIES-1.62%				970,994
NET ASSETS-100.00%				$59,922,973

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.28%
Alabama-0.59%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2035	$25	$ 27,518
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	80	87,381
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	145	153,832
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2032	100	110,407
				379,138
Arizona-0.21%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2032	50	56,343
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	20	22,547
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	20	21,911
Maricopa County Unified School District No. 60 Higley, Series 2023, Ref. COP, (INS - AGM)(a)	5.00%	06/01/2053	25	26,235
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,328
				132,364
Arkansas-0.25%
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.00%	11/01/2047	25	26,642
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.25%	11/01/2052	125	134,039
				160,681
California-18.00%
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	32,749
Alhambra Unified School District (Election of 2016), Series 2022 B, GO Bonds	5.25%	08/01/2047	15	16,523
California (State of), Series 2007, Ref. GO Bonds, (INS - AGM)(a)	5.25%	08/01/2032	250	282,805
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	85	75,502
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	5	5,593
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	5	5,655
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	105	118,673
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	25	28,147
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	195	210,046
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	220	249,769
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	100	112,514
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	520	587,714
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	10	11,171
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	65	72,864
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	250	252,236
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	273,040
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	250	252,337
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	60	65,782
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	360	395,303
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2032	210	242,045
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	500	485,487
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	5.00%	10/01/2035	60	68,829
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2047	80	80,430
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	120	131,480
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	108,627
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2035	150	168,522
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2036	150	167,867
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGM)(a)	5.25%	08/15/2052	205	217,657
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	100	109,667
East Bay Municipal Utility District, Series 2022 A, RB	5.00%	06/01/2038	15	16,894
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	5	5,708
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2042	100	111,178
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2032	10	11,434
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	5	5,685
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	$45	$ 43,131
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	115	131,080
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	5	5,694
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	125	137,069
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	25	27,150
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2037	40	45,012
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2038	5	5,589
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2039	10	11,136
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	10	10,966
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	55	59,553
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	250	268,803
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	15	16,802
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	22,072
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	45	49,997
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	35	38,348
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	10	11,026
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	30	32,740
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	50	56,006
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	5	5,513
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	38,061
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	200	215,891
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	5	5,699
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2020, RB	5.00%	06/01/2032	45	51,305
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	73,171
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2036	10	11,329
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2037	10	11,272
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	45	41,740
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	65	73,069
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	10	11,234
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2034	5	5,616
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	10	11,228
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	15	17,178
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2036	10	11,414
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	150	163,384
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	90	101,363
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2034	100	113,680
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	100	112,320
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	50	55,847
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	245	271,718
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	20	22,006
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	25	27,351
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	20	21,814
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	125	134,465
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	550	523,404
Riverside (City of), CA, Series 2022 A, RB	5.00%	10/01/2052	10	10,776
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	172,889
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2032	35	40,164
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	20	21,829
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	200	216,389
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,702
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	75	82,106
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2032	5	5,622
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2022 F-2, GO Bonds	4.25%	07/01/2052	200	200,845
San Diego Unified School District (Green Bonds), Series 2022 F2, GO Bonds	5.00%	07/01/2042	25	27,575
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	10	11,346
San Francisco (City & County of), CA Airport Commission, Series 2021 B, Ref. RB	5.00%	05/01/2032	100	112,036
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	60	68,473
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	35	39,893
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	250	285,615
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.00%	08/01/2039	$100	$ 112,096
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	90	99,602
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	300	283,422
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	70	76,793
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	50	54,745
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	250	247,637
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2034	40	45,821
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	64,918
Santa Clarita Community College District (Elecion of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	21,986
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	155	166,194
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	10	10,841
University of California, Series 2022 BK, RB	5.00%	05/15/2032	10	11,311
University of California, Series 2022 BK, RB	5.00%	05/15/2052	250	267,652
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	145	163,635
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	150	167,435
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	141,388
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	80	90,488
Ventura Unified School District, Series 2023 A, GO Bonds	5.00%	08/01/2046	10	10,914
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	165	181,870
				11,603,187
Colorado-2.52%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	211,524
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	100	118,356
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	50	59,055
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	100	117,457
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	250	271,543
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	75	83,659
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	40	42,383
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	10	10,545
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,714
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	100	107,888
Denver (City & County of), CO Board of Water Commissioners (The), Series 2022 A, RB	5.00%	12/15/2052	250	266,882
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	10	11,220
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	5	5,508
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	108,575
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	100	107,614
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	93,099
				1,626,022
Connecticut-0.90%
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	10	9,265
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	60	55,387
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	181,706
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	75	77,268
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	5	5,606
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2035	85	87,249
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2035	30	33,691
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	50,069
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2039	55	60,676
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	20	21,858
				582,775
Delaware-0.04%
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	10	11,311
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	15	17,003
				28,314
District of Columbia-1.68%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2032	250	282,281
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	$25	$ 28,145
District of Columbia, Series 2022 A, RB	5.00%	07/01/2035	145	162,859
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	60	65,840
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	20	21,816
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	25	27,174
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	140	151,674
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	160	171,197
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	5	5,603
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	135	144,117
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2032	20	22,079
				1,082,785
Florida-3.81%
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	70	69,509
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	50	52,586
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	85	87,908
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	250	259,656
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	100	104,888
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	100	93,173
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	45	50,827
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	50	56,418
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	105,945
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	13,463
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.00%	07/01/2053	100	105,321
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2032	100	112,246
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	104,688
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	30	32,320
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2048	45	47,160
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2052	15	15,672
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	160	176,408
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	40	44,662
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	50	56,054
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	5	5,545
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	27,108
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	35	38,075
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	103,307
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	250	263,145
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	106,348
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	100	107,961
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	200	213,327
				2,453,720
Georgia-2.41%
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2034	50	56,608
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2036	5	5,631
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	20	21,759
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	95	103,029
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	30	33,420
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	15	16,671
Atlanta (City of), GA Department of Aviation, Series 2022 A, RB	5.00%	07/01/2047	50	53,367
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	20	22,480
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2034	40	44,946
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	20	22,452
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	72,719
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	20	22,135
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	16,551
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	70	76,809
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	10,932
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2034	10	11,326
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	$10	$ 11,264
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	140	156,551
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2032	50	56,685
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	65	73,690
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	40	43,359
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	70,762
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	15	16,279
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	400	387,364
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	70	74,713
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	65	72,791
				1,554,293
Hawaii-0.04%
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	25	24,841
Idaho-0.06%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	35	37,167
Illinois-5.60%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	134,122
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	150	160,427
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2032	205	226,548
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2035	80	88,363
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2036	100	110,377
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2036	45	49,202
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2038	45	48,801
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	150	160,869
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2032	40	43,127
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	30	32,615
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	60	65,138
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	25	27,339
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	145	158,631
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	75	80,685
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	35	38,221
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	225	245,038
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2036	100	108,403
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2037	5	5,404
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	200	215,342
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2032	10	10,900
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2034	30	32,706
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2036	15	16,232
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	10	10,771
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	37,568
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2047	195	204,032
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2051	175	181,817
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	30	33,604
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	245	254,462
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	245	252,840
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	545	575,321
				3,608,905
Indiana-1.04%
Greater Clark Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	6.00%	01/15/2042	5	5,726
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2034	30	33,603
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2035	15	16,784
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2036	15	16,757
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	5	5,534
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	10	10,282
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	120	132,987
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	85	87,125
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank, Series 2022, RB	5.00%	01/01/2053	$185	$ 194,464
IPS Multi-School Building Corp., Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2041	20	21,862
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	135	145,782
				670,906
Iowa-0.12%
Iowa (State of) Finance Authority, Series 2022, Ref. RB	5.00%	08/01/2047	75	80,386
Kansas-0.02%
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	09/01/2052	15	15,992
Kentucky-0.48%
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2022, Ref. RB	5.00%	07/01/2032	110	121,454
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	100	104,645
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	75	81,131
				307,230
Louisiana-0.19%
Louisiana (State of), Series 2023, RB	5.00%	09/01/2032	35	39,356
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	35	38,698
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	40	42,239
				120,293
Maryland-1.02%
Baltimore (County of), MD, Series 2022, GO Bonds	4.00%	03/01/2041	80	80,426
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	40	45,018
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	75	84,769
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2032	25	28,180
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2032	20	22,362
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	225	250,190
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	40	45,196
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	10	9,473
Prince George’s (County of), MD, Series 2021 A, GO Bonds	4.00%	07/01/2032	80	83,895
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	5	5,612
				655,121
Massachusetts-3.44%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2034	20	22,858
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2032	15	17,161
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2034	35	39,464
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	10	11,249
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	10	11,090
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	100	109,954
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	255	278,029
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	225	238,893
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	356,142
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	96,403
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	225	239,014
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2032	150	169,942
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	100	105,971
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	35	38,453
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2032	215	238,877
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2022, RB	5.00%	11/15/2032	60	68,343
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	20	21,583
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	30	35,098
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	$20	$ 21,361
University of Massachusetts Building Authority, Series 2022 1, RB	4.00%	11/01/2046	100	97,002
				2,216,887
Michigan-1.02%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2032	45	49,900
Great Lakes Water Authority, Series 2022 B, RB	5.25%	07/01/2047	150	160,817
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	30	28,062
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	25	27,891
Michigan (State of), Series 2023, RB	5.00%	11/15/2032	35	39,506
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	15	15,895
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	150	161,879
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	10	10,949
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	10	10,897
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	40	43,325
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	109,465
				658,586
Minnesota-0.62%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	10,497
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	80	89,323
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	50	56,322
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	20	22,319
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	4.00%	11/15/2039	50	50,984
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	150	160,212
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	10	11,104
				400,761
Mississippi-0.36%
University of Mississippi Educational Building Corp., Series 2022, RB	4.50%	10/01/2052	235	233,796
Missouri-0.56%
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	70	65,125
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	100	112,012
Missouri Development Finance Board, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2037	100	100,663
St. Louis School District, Series 2023, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2042	75	80,377
				358,177
Montana-0.42%
Montana State Board of Regents, Series 2022, RB, (INS - AGM)(a)	5.25%	11/15/2052	250	269,804
Nebraska-0.64%
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	65	62,100
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	275	296,038
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2032	50	55,768
				413,906
Nevada-0.39%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	15	16,679
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	20	18,411
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	20	19,807
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2042	205	199,454
				254,351
New Jersey-3.24%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	86,382
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	500	520,324
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	50	54,399
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	27,443
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	20	21,837
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	136,953
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	10	10,906
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	$415	$ 452,581
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2040	250	244,659
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2041	250	242,807
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	25	24,168
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	20	22,034
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	25	27,319
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	10	10,962
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	10	11,064
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	25	27,283
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2039	65	71,789
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2040	30	32,411
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	30	32,181
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2048	25	26,332
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	5	5,031
				2,088,865
New Mexico-0.30%
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	80	89,845
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	90	101,076
				190,921
New York-21.07%
Hudson Yards Infrastructure Corp., Series 2021, Ref. RB	5.00%	02/15/2034	30	33,532
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	35	36,755
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	30	27,261
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	15	15,189
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2044	20	21,604
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2047	200	213,327
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2049	15	15,918
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	195	177,206
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	20	21,954
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2032	15	16,466
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2032	5	5,509
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	80	89,134
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	10	11,133
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	50	54,899
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	300	331,443
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	210	227,128
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	25	23,983
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	5	5,571
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	250	278,571
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2032	20	22,286
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	5	5,571
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2035	5	5,571
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2038	80	89,423
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	10	11,167
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	40	44,391
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	30	33,172
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	150	165,104
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	25	27,396
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	105,571
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2038	20	22,297
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	70	76,422
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	130	143,153
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	250	270,225
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	200	222,974
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	135	144,021
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	25	28,242
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	120	128,422
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2032	5	5,539
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	25	27,493
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	$150	$ 161,639
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2035	5	5,685
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	5	5,596
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	30	32,673
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	15	16,236
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	55	59,420
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	75	80,218
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	430	456,598
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	15	16,905
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	10	11,082
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	83,117
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2037	75	82,670
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	10	10,205
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	45	44,675
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	250	247,354
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	405	433,179
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	25	26,546
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	200	222,830
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2033	20	22,280
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	140	144,520
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	15	16,696
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	365	411,525
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	35	38,679
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	290	313,970
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	5	5,502
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	55	61,554
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	365	400,975
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2032	290	322,444
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2034	20	22,246
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2036	15	16,639
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2037	95	95,420
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	94,705
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2032	10	11,133
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	200	222,375
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	10	10,194
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2036	5	5,546
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	55	60,746
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2038	30	29,917
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	680	734,550
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	55	58,436
New York (State of) Dormitory Authority, Series 2022, Ref. RB	5.00%	05/01/2038	15	16,135
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2032	230	255,732
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	16,864
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB(b)	4.00%	03/15/2040	5	4,926
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2032	25	28,049
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2032	145	162,170
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	30	33,423
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	15	16,499
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	135	142,829
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	65	68,692
New York (State of) Thruway Authority (Bidding Group 2), Series 2022 A, Ref. RB	5.00%	03/15/2035	10	11,215
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	400	378,589
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	130	141,386
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	5	5,417
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	35	37,494
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	280	299,049
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	365	388,150
New York State Environmental Facilities Corp., Series 2023, Ref. RB	5.00%	06/15/2032	20	22,692
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	65	69,024
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2032	$150	$ 167,217
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	20	22,429
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	115	130,714
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	80	89,719
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	108,610
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2032	150	167,390
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	35	37,068
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	25	26,930
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	140	152,160
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	55	59,624
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	15	16,370
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	102,205
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	250	268,527
Triborough Bridge & Tunnel Authority, Series 2022, RB	4.50%	05/15/2052	35	35,427
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	35	38,585
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	450	504,594
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	40	43,225
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	110	117,776
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	165	176,842
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2041	250	245,548
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	258,201
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	55	58,462
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	350	372,028
				13,579,689
North Carolina-0.96%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	50,913
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	21,669
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	150	145,762
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	40	45,305
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2034	85	95,308
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2036	15	16,779
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2032	115	130,738
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	20	22,149
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	80	90,383
				619,006
Ohio-0.52%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	15	13,697
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2032	10	11,285
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2032	35	39,170
Ohio (State of) Water Development Authority, Series 2022 A, RB	5.00%	12/01/2041	30	32,918
Ohio State University (The), Series 2021, RB	5.00%	12/01/2032	20	22,283
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	200	214,475
				333,828
Oklahoma-0.92%
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	100	106,272
Oklahoma (County of), OK Finance Authority, Series 2023, RB	4.00%	09/01/2038	215	215,975
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	250	272,921
				595,168
Oregon-0.37%
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	110	120,596
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2044	30	28,937
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	90,284
				239,817
Pennsylvania-3.39%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, RB	5.00%	02/01/2032	50	56,020
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	209,607
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGM)(a)	4.25%	12/01/2047	$50	$ 48,538
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	145	164,668
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	50	52,590
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	30	27,960
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	40	41,229
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	140	142,737
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	77,607
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2032	150	168,670
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	10	11,271
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	60	67,156
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	5	5,534
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2047	10	10,443
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	160	178,932
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	15	15,969
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	35	38,146
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	15	16,205
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	10	10,700
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	60	66,708
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System), Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2035	145	154,258
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2032	160	179,546
Ridley School District, Series 2024 A, RB, (INS - AGM)(a)	5.00%	11/15/2050	150	156,183
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	110,896
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2041	150	165,755
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	10	10,773
				2,188,101
Puerto Rico-0.15%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(a)	5.25%	07/01/2032	100	99,065
Rhode Island-0.03%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	15	16,504
South Carolina-0.65%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	100	106,162
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2035	25	27,428
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	140	152,088
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2033	10	10,844
South Carolina (State of) Transportation Infrastructure Bank, Series 2012 B, Ref. RB	3.38%	10/01/2032	50	48,475
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	75,311
				420,308
Tennessee-0.70%
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.25%	07/01/2047	145	156,723
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	20	20,757
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	5	4,909
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	250	268,268
				450,657
Texas-11.22%
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	20	21,296
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	75	70,638
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	63,688
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	10	11,234
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	215	215,972
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	$165	$ 174,196
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	5.00%	08/15/2032	55	61,478
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	190	206,490
Brock Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	100	94,614
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	10	9,479
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	15	15,850
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	105	110,303
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	75	83,992
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	11,181
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	25	27,885
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	25	27,827
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	20	22,236
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	5	5,509
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	20	21,916
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	20	21,858
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2050	15	15,908
Dallas (City of) TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	75	83,421
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	43,581
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	69,006
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2032	10	11,123
Deer Park Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	100	107,128
Elgin Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2047	90	85,312
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	122,186
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	100	105,513
Fort Worth (City of), TX, Series 2023, RB	4.13%	02/15/2046	100	97,607
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	395	383,087
Galveston (City of), TX, Series 2022 A, Ctfs. of Obligations	4.63%	05/01/2052	100	99,981
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	104,804
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	175	196,279
Harris (County of), TX Flood Control District, Series 2022 A, GO Bonds	4.25%	10/01/2047	50	49,537
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	25	26,360
Houston (City of), TX, Series 2002 A, Ref. RB(b)	5.75%	12/01/2032	35	41,720
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	110	116,745
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	90	99,236
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	100	109,083
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	100	95,007
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2032	40	44,294
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2034	45	49,750
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2048	20	21,844
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	160	152,173
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	100	105,327
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	55	50,499
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	95	96,776
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	30	33,327
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	20	21,611
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	210	222,943
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	21,958
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2040	25	27,251
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2032	50	56,267
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	$25	$ 27,560
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	100	112,533
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligation	5.00%	08/01/2053	200	209,888
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	75	78,780
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	100	110,481
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	72,672
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	162,153
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	15	16,670
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	20	22,150
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	40	38,530
San Antonio (City of), TX Water System, Series 2022 B, RB	5.25%	05/15/2052	100	107,762
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	100	105,285
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	11,066
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	205	194,284
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	106,955
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	10	10,670
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2048	100	106,192
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	106,648
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2036	20	22,146
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2037	15	16,526
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	76,696
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	50	54,314
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	40	43,181
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2034	40	44,916
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2035	40	44,868
Texas (State of) Water Development Board, Series 2022, RB	4.50%	10/15/2037	35	37,112
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	5	5,273
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	170	179,322
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	105,282
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	250	259,002
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	40	42,504
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	30	27,551
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	70	78,061
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	40	44,507
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	55	59,369
Waco Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	141,707
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGM)(a)	5.50%	12/15/2050	40	43,594
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	65	60,723
				7,231,219
Utah-1.58%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	135	149,686
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2032	100	112,155
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	30	32,791
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	125	135,679
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	15	16,549
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2032	20	22,483
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2034	35	39,311
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	140	155,472
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	95	104,170
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	135	146,959
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(a)	5.25%	06/15/2032	95	104,984
				1,020,239
Virginia-2.21%
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	150	157,885
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	15	15,691
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	250	245,767
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	$75	$ 80,326
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	159,904
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	175	159,404
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	20	21,988
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	10	10,800
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	150	167,305
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	15	16,698
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	25	28,180
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2034	10	11,247
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	65	72,958
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2036	50	55,894
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2037	50	55,638
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	107,279
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	5.00%	05/15/2032	35	39,327
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2035	5	5,158
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2036	15	15,427
				1,426,876
Washington-3.48%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	50	55,911
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	45	49,946
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	105,482
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2032	15	16,789
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2036	295	329,126
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	5	5,512
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	45	50,094
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	5	5,619
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	315	346,008
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	15	16,413
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2040	10	9,991
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	15	15,881
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	20	22,300
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	20	22,556
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	5	5,563
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	5	5,537
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	115	129,540
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	5	5,541
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	5	5,489
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	205	223,537
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	125	135,829
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	285	308,629
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	111,721
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2037	20	22,216
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	40	43,409
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2034	10	10,377
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	30	32,399
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	10	10,772
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	$25	$ 26,826
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	105	112,410
				2,241,423
Wisconsin-1.06%
Wisconsin (State of), Series 2022 4, Ref. GO Bonds	5.00%	05/01/2032	35	39,204
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	100	112,376
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	20	22,383
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	15	16,632
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	105	117,612
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	350	373,816
				682,023
TOTAL INVESTMENTS IN SECURITIES(c)-98.28% (Cost $63,923,156)				63,354,097
OTHER ASSETS LESS LIABILITIES-1.72%				1,110,308
NET ASSETS-100.00%				$64,464,405

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.40%
Alabama-2.96%
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2039	$75	$ 81,555
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2045	600	648,134
Madison (City of), AL Water & Wastewater Board, Series 2023, RB	5.25%	12/01/2053	300	325,088
				1,054,777
Arizona-1.55%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	85	78,513
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2036	5	5,660
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2043	15	16,418
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	165	175,660
University of Arizona Board of Regents, Series 2023 A, RB	5.50%	07/01/2048	250	277,525
				553,776
California-17.68%
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	150	163,025
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2033	285	267,358
California (State of), Series 2019, GO Bonds	3.00%	10/01/2033	165	154,813
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	250	284,490
California (State of), Series 2023, GO Bonds	5.00%	09/01/2038	5	5,628
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	5	5,584
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	600	657,273
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	15	16,772
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2036	5	5,665
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	55	60,620
California (State of) Educational Facilities Authority (University of the Pacific), Series 2023, RB	5.00%	11/01/2053	5	5,259
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	350	389,873
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	40	46,310
California (State of) Public Works Board, Series 2023 D, RB	5.00%	11/01/2038	30	33,721
California (State of) Public Works Board, Series 2023 D, RB	4.50%	11/01/2043	10	10,372
California (State of) Public Works Board, Series 2023 D, RB	5.00%	11/01/2044	10	11,007
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	09/01/2035	45	51,010
California State University, Series 2016 A, Ref. RB	3.00%	11/01/2033	25	23,148
California State University, Series 2023 A, RB	5.25%	11/01/2048	100	111,558
Central Unified School District, Series 2023 B, GO Bonds	4.00%	08/01/2050	5	4,824
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	250	248,004
El Centro (City of), CA Financing Authority (Police Station), Series 2023 A, RB	4.25%	10/01/2047	100	100,048
Imperial Irrigation District, Series 2016 C, Ref. RB	3.00%	11/01/2033	40	36,491
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	375	413,829
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2037	15	17,181
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2033	20	22,778
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	25	27,566
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	120	133,410
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	5	5,556
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	5	5,533
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2043	55	60,867
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2044	170	187,568
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2037	15	16,952
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2038	20	22,469
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2039	5	5,594
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2040	5	5,560
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2041	25	27,672
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2042	10	11,023
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	180	198,421
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2035	40	45,533
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2038	10	11,241
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2033	20	22,980
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	140	153,276
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	$150	$ 165,914
Oxnard School District (Election of 2022), Series 2023 A, GO Bonds, (INS - BAM)(a)	4.13%	08/01/2050	120	117,399
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	35	38,108
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2036	40	46,208
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	5	4,861
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	74,688
San Diego Unified School District (Election of 2018), Series 2023, GO Bonds	4.00%	07/01/2053	250	241,864
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	5.00%	07/01/2048	10	10,859
San Diego Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2053	25	26,938
San Francisco (City & County of), CA Airport Commission, Series 2023, Ref. RB	5.25%	05/01/2048	5	5,512
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	15	16,491
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2036	105	121,274
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2038	100	114,479
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	50	55,499
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	115	126,557
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	10	11,565
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2035	150	171,575
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	160	174,637
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	60	61,780
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2033	15	17,179
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	55	62,849
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2037	35	39,871
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	300	333,856
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	30	33,247
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	115	127,030
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	10	11,453
				6,299,555
Colorado-1.08%
Boulder Valley School District No. Re-2, Series 2023, GO Bonds	4.13%	12/01/2046	150	148,476
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	200	217,798
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2035	15	16,960
				383,234
Connecticut-0.20%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2033	20	18,268
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	35	36,229
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2034	5	5,631
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2037	10	11,166
				71,294
Delaware-0.39%
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	10	11,481
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	85	97,553
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,172
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	10	11,302
				137,508
District of Columbia-2.36%
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2033	55	62,366
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	15	16,659
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	120	129,318
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	25	27,278
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	20	21,998
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	16,366
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	260	282,552
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2042	30	32,544
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	175	194,628
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	$20	$ 21,807
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2037	30	33,553
				839,069
Florida-2.76%
Broward (County of), FL School Board, Series 2016 A, Ref. COP	3.25%	07/01/2033	55	51,246
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	5	5,717
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2033	25	22,202
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2053	70	77,563
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	5	5,544
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	150	160,564
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	108,200
Lakeland (City of), FL, Series 2023, Ref. RB	4.25%	10/01/2048	200	194,149
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	20	18,978
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2035	15	16,843
Miami (City of) & Dade (County of), FL School Board, Series 2016 C, Ref. COP	3.25%	02/01/2033	100	93,955
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2033	20	22,122
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	85	88,611
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	10	10,800
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	100	106,364
				982,858
Georgia-1.16%
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2033	25	28,676
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2036	300	342,380
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	2.50%	02/01/2033	50	43,456
				414,512
Hawaii-0.11%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	22,599
Honolulu (City & County of), HI, Series 2023, RB	5.25%	07/01/2053	15	16,232
				38,831
Idaho-0.83%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	20	21,915
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	250	272,861
				294,776
Illinois-3.81%
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2033	145	160,492
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	178,596
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	150	163,927
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	500	521,887
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2033	60	64,995
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	40	45,189
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	180	196,219
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2033	25	27,746
				1,359,051
Indiana-1.07%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	107,750
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	10	10,490
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	200	210,278
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	50	54,278
				382,796
Iowa-0.77%
Iowa (State of) Finance Authority, Series 2023, RB	5.25%	08/01/2048	100	109,594
Iowa (State of) Finance Authority, Series 2023, Ref. RB	5.00%	08/01/2035	145	165,981
				275,575
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.91%
Christian County School District Finance Corp., Series 2023, RB, (INS - AGM)(a)	4.50%	10/01/2053	$150	$ 152,090
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	170,721
				322,811
Louisiana-1.61%
Ernest N. Morial New Orleans Exhibition Hall Authority, Series 2023, RB	5.50%	07/15/2053	250	272,336
Louisiana (State of), Series 2017 B, GO Bonds	3.00%	10/01/2033	90	80,268
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2033	5	5,645
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	200	215,823
				574,072
Maryland-1.50%
Maryland (State of) Department of Transportation, Series 2019, RB	2.50%	10/01/2033	25	21,006
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	160,031
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2035	100	111,845
Washington (State of) Suburban Sanitary Commission, Series 2023, RB	4.00%	06/01/2047	250	242,484
				535,366
Massachusetts-4.86%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	106,704
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	25	23,271
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	185	202,068
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	700	750,457
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2050	20	21,405
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	20	21,845
Massachusetts (Commonwealth of), Series 2023, RB	5.00%	06/01/2053	200	213,673
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	30	32,929
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	10	9,498
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Subseries 2023 A-1, RB	5.25%	07/01/2053	225	245,080
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2048	100	105,698
				1,732,628
Michigan-2.25%
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGM)(a)	5.00%	05/01/2053	100	104,875
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	125	114,756
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	5	5,659
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	111,425
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	50	54,722
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	250	274,269
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	110	122,824
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.00%	11/15/2033	15	13,643
				802,173
Minnesota-0.62%
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	200	221,742
Missouri-1.22%
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	105	117,766
St. Louis (City of), MO, Series 2015 B, Ref. RB, (INS - AGM)(a)	3.25%	12/15/2033	345	317,589
				435,355
Nebraska-0.43%
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	3.00%	01/01/2033	170	154,312
Nevada-0.31%
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2039	25	27,681
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2040	10	10,990
Clark County School District, Series 2023 A, GO Bonds	4.00%	06/15/2043	5	4,837
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	5	5,270
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2033	$55	$ 49,968
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	10,991
				109,737
New Jersey-3.18%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	200	212,500
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	5	5,099
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	305	306,494
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2033	40	44,493
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	125	138,959
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	25	27,712
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2037	90	99,230
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	15	16,359
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2033	10	11,123
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2040	150	163,217
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	35	37,928
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	15	16,361
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	50	53,574
				1,133,049
New York-18.32%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	25	27,110
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2053	150	161,247
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	10	10,772
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	3.25%	11/15/2033	50	45,757
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	3.25%	05/01/2033	65	59,133
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	25	27,770
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	90	81,735
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	5	5,495
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	130	146,169
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	30	31,977
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2035	500	560,513
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2037	5	5,557
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	85	93,557
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	255	277,997
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	100	109,356
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	500	536,994
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2036	5	5,703
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	250	270,253
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2033	20	22,343
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2033	30	33,607
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	118,671
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	200	214,472
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	40	42,375
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2033	30	33,792
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	125	139,963
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2039	5	5,508
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	15	16,362
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	5	5,446
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	140	152,248
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	5,656
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	15	16,595
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2047	10	11,162
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	500	545,373
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	135	146,906
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	3.00%	02/01/2033	105	98,181
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	25	28,062
New York (City of), NY Transitional Finance Authority, Subseries 2023 F-1, RB	5.00%	02/01/2038	100	110,704
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	20	22,808
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2040	10	11,153
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	$415	$ 341,209
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2036	10	11,246
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	20	22,393
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2040	30	32,956
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	5	5,476
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	216,051
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023, RB	5.00%	07/01/2048	130	138,094
New York (State of) Dormitory Authority (Sustainability Bonds), Series 2023, RB	5.00%	07/01/2053	55	58,061
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(a)	5.00%	11/15/2038	15	16,961
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.13%	11/15/2058	180	194,615
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2063	250	262,664
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	20	21,649
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	85	91,044
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	350	373,817
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	20	21,368
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-2, Ref. RB	3.00%	05/15/2033	40	36,964
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	70	74,956
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 C, Ref. RB	5.25%	11/15/2042	25	27,906
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	4.00%	11/15/2035	25	25,765
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2035	15	17,001
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2036	25	28,224
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2023 B-1, RB	5.00%	11/15/2045	5	5,398
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series 2023 A, RB	5.00%	05/15/2043	45	48,954
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series 2024, A-2 RB	5.25%	05/15/2064	200	214,131
				6,525,385
North Carolina-0.85%
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	250	270,929
North Carolina (State of), Series 2013 A, RB	3.00%	05/01/2033	15	13,766
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2033	15	16,889
				301,584
Ohio-1.30%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	85	77,152
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2033	5	4,565
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2037	5	5,620
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2035	20	22,739
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	30	33,435
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	65	59,537
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2037	100	112,186
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2041	5	5,510
Ohio State University (The), Series 2023, RB	4.25%	12/01/2056	150	144,110
				464,854
Oklahoma-0.68%
Oklahoma (State of) Water Resources Board, Series 2023 B, RB	4.00%	10/01/2048	250	241,146
Oregon-1.10%
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2037	20	22,580
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	65	71,576
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	45	49,187
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2037	10	11,225
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	60	66,141
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	10	10,964
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	5	5,442
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	39,714
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	108,157
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2037	5	5,607
				390,593
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-2.94%
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGM)(a)	3.00%	09/15/2033	$330	$ 305,812
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2033	40	45,546
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2034	10	11,280
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2039	505	553,633
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	10	10,806
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2035	30	33,796
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2040	15	16,414
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	20	22,228
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	09/01/2048	25	26,383
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	25	22,873
				1,048,771
Rhode Island-0.08%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2022 A, RB	5.00%	09/01/2033	5	5,641
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2047	20	21,138
				26,779
South Carolina-0.70%
Inman Campobello Water District, Series 2023, RB, (INS - BAM)(a)	4.38%	06/01/2053	250	250,385
Tennessee-0.94%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	65	70,749
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2059	150	160,028
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	10	9,263
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2033	5	5,515
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	10	10,631
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	10	10,550
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	40	45,045
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	20	22,403
				334,184
Texas-11.84%
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	20	20,009
Austin (City of), TX, Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	50,832
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2037	65	72,557
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	15	16,002
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	20	21,333
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	109,036
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	106,607
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	60	63,919
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	25	26,577
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	106,306
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	200	213,338
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	56,095
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	143,091
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2033	10	11,133
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2039	5	5,511
Dallas (City of) TX, Series 2017, Ref. GO Bonds, (INS - AGM)(a)	3.00%	02/15/2033	70	63,396
Dallas (City of) TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	15	16,374
Dallas (City of) TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	10	10,807
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	20	22,322
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	150	163,664
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	$145	$ 155,384
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	5	4,847
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	25	26,919
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	130	139,083
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2033	50	55,882
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	75	82,543
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	40	42,823
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	55	61,517
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	10,917
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10	10,885
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	250	264,831
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	15	16,188
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	160	180,290
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	25	27,820
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	45	49,843
Liberty Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	220	209,281
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	15	16,110
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2053	15	16,230
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	105,936
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	40	42,743
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2033	100	110,733
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	108,957
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2033	50	45,399
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	105,857
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	61,847
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	5	5,499
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	27,453
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	15	16,330
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	10	10,917
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	150	158,674
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	3.00%	11/15/2033	5	4,332
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2037	50	56,223
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	75	78,891
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	106,758
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	142,024
Walnut Creek Special Utility District, Series 2023, RB, (INS - AGM)(a)	4.75%	01/10/2054	150	153,417
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	210	206,267
				4,218,559
Utah-0.39%
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	125	137,497
Virginia-1.38%
Alexandria (City of), VA, Series 2023, GO Bonds	4.00%	12/15/2053	100	95,766
Isle Wight (County of) VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGM)(a)	4.75%	07/01/2053	70	71,795
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2039	20	22,110
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	115	126,300
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	$35	$ 38,277
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	100	109,604
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	25	26,761
				490,613
Washington-3.22%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2033	10	11,192
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2036	60	67,669
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2039	105	116,518
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,284
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	21,232
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2049	10	10,695
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2053	75	80,037
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2037	10	11,258
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2038	20	22,476
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2040	30	33,215
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2037	15	16,892
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2038	10	11,205
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	115	125,887
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	15	16,176
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2041	20	21,989
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	184,805
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	195	211,399
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	15	16,216
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	5	5,392
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2035	30	34,213
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2037	95	106,982
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2038	10	11,234
				1,147,966
West Virginia-0.48%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	40	41,976
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	135	130,078
				172,054
Wisconsin-0.56%
Wisconsin (State of), Series 2023 2, Ref. GO Bonds	5.00%	05/01/2037	50	56,613
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	125	142,371
				198,984
TOTAL INVESTMENTS IN SECURITIES(b)-98.40% (Cost $35,715,418)				35,058,211
OTHER ASSETS LESS LIABILITIES-1.60%				569,598
NET ASSETS-100.00%				$35,627,809

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	5.32%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024, for each Fund (except for the BulletShares Municipal Bond ETFs). As of May 31, 2024, all of the securities in BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,943,790,725	$-	$2,943,790,725
Money Market Funds	344,210,664	47,016,109	-	391,226,773
Total Investments	$344,210,664	$2,990,806,834	$-	$3,335,017,498
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,861,729,703	$-	$3,861,729,703
Money Market Funds	18,404,321	236,440,139	-	254,844,460
Total Investments	$18,404,321	$4,098,169,842	$-	$4,116,574,163
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,163,718,253	$-	$3,163,718,253
Money Market Funds	10,579,096	317,686,520	-	328,265,616
Total Investments	$10,579,096	$3,481,404,773	$-	$3,491,983,869
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,860,349,050	$-	$1,860,349,050
Money Market Funds	799,195	306,511,590	-	307,310,785
Total Investments	$799,195	$2,166,860,640	$-	$2,167,659,835
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,614,992,921	$-	$1,614,992,921
Money Market Funds	3,329,893	268,140,219	-	271,470,112
Total Investments	$3,329,893	$1,883,133,140	$-	$1,886,463,033

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$931,073,588	$-	$931,073,588
Money Market Funds	110,776	164,627,792	-	164,738,568
Total Investments	$110,776	$1,095,701,380	$-	$1,095,812,156
Invesco BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$712,095,447	$-	$712,095,447
Money Market Funds	29,204	88,991,002	-	89,020,206
Total Investments	$29,204	$801,086,449	$-	$801,115,653
Invesco BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$443,776,809	$-	$443,776,809
Money Market Funds	20,513	10,031,622	-	10,052,135
Total Investments	$20,513	$453,808,431	$-	$453,828,944
Invesco BulletShares 2032 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$455,799,921	$-	$455,799,921
Money Market Funds	490,112	13,794,020	-	14,284,132
Total Investments	$490,112	$469,593,941	$-	$470,084,053
Invesco BulletShares 2033 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$246,066,907	$-	$246,066,907
Money Market Funds	112,977	4,651,200	-	4,764,177
Total Investments	$112,977	$250,718,107	$-	$250,831,084
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$400,580,778	$0	$400,580,778
U.S. Treasury Securities	-	241,070,246	-	241,070,246
Money Market Funds	24,071,063	12,852,235	-	36,923,298
Total Investments	$24,071,063	$654,503,259	$0	$678,574,322
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$919,465,840	$-	$919,465,840
Money Market Funds	31,548,563	78,612,974	-	110,161,537
Total Investments	$31,548,563	$998,078,814	$-	$1,029,627,377
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$521,062,882	$-	$521,062,882
Money Market Funds	19,589,902	106,314,540	-	125,904,442
Total Investments	$19,589,902	$627,377,422	$-	$646,967,324
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$203,647,939	$-	$203,647,939
Money Market Funds	2,143,892	56,765,833	-	58,909,725
Total Investments	$2,143,892	$260,413,772	$-	$262,557,664
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$188,635,293	$-	$188,635,293
Money Market Funds	2,197,389	34,606,066	-	36,803,455
Total Investments	$2,197,389	$223,241,359	$-	$225,438,748

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$59,180,043	$-	$59,180,043
Money Market Funds	380,477	3,117,151	-	3,497,628
Total Investments	$380,477	$62,297,194	$-	$62,677,671
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$47,160,617	$-	$47,160,617
Money Market Funds	703,151	2,117,674	-	2,820,825
Total Investments	$703,151	$49,278,291	$-	$49,981,442
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$22,708,069	$-	$22,708,069
Money Market Funds	81,012	-	-	81,012
Total Investments	$81,012	$22,708,069	$-	$22,789,081